UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED ANNUAL REPORT]

Semi-Annual Report June 30, 2010

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

—	Growth Stock Portfolio
—	Focused Appreciation Portfolio
—	Large Cap Core Stock Portfolio
—	Large Cap Blend Portfolio
—	Index 500 Stock Portfolio
—	Large Company Value Portfolio
—	Domestic Equity Portfolio
—	Equity Income Portfolio
—	Mid Cap Growth Stock Portfolio
—	Index 400 Stock Portfolio
—	Mid Cap Value Portfolio
—	Small Cap Growth Stock Portfolio
—	Index 600 Stock Portfolio
—	Small Cap Value Portfolio
—	International Growth Portfolio
—	Research International Core Portfolio
—	International Equity Portfolio
—	Emerging Markets Equity Portfolio
—	Money Market Portfolio
—	Short-Term Bond Portfolio
—	Select Bond Portfolio
—	Long-Term U.S. Government Bond Portfolio
—	Inflation Protection Portfolio
—	High Yield Bond Portfolio
—	Multi-Sector Bond Portfolio
—	Balanced Portfolio
—	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

Growth Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 899.79	$ 2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$ 2.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio  1

Growth Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.8%)
	Abercrombie & Fitch Co. - Class A	67,500	2,072
*	Amazon.com, Inc.	46,500	5,081
	Coach, Inc.	38,600	1,411
	DeVry, Inc.	41,500	2,178
*	DIRECTV - Class A	61,600	2,089
	Johnson Controls, Inc.	129,700	3,485
*	Kohl’s Corp.	111,800	5,310
	Lowe’s Cos., Inc.	101,400	2,071
	Marriott International, Inc. - Class A	138,800	4,156
	McDonald’s Corp.	84,100	5,540
	NIKE, Inc. - Class B	84,400	5,701
	Omnicom Group, Inc.	54,500	1,869
	Staples, Inc.	62,600	1,192
	Target Corp.	125,000	6,146
	The Walt Disney Co.	48,400	1,525

	Total		49,826

	Consumer Staples (10.2%)
	The Coca-Cola Co.	73,300	3,674
	Colgate-Palmolive Co.	51,800	4,080
	ConAgra Foods, Inc.	99,000	2,309
	Costco Wholesale Corp.	60,400	3,312
	CVS Caremark Corp.	112,329	3,293
	H.J. Heinz Co.	74,700	3,228
*	Hansen Natural Corp.	57,400	2,245
	PepsiCo, Inc.	149,300	9,100
	Philip Morris International, Inc.	86,500	3,965
	The Procter & Gamble Co.	82,600	4,954
	Wal-Mart Stores, Inc.	141,900	6,821

	Total		46,981

	Energy (6.0%)
	Anadarko Petroleum Corp.	30,600	1,104
*	Cameron International Corp.	64,100	2,085
	EOG Resources, Inc.	23,600	2,322
	Exxon Mobil Corp.	73,587	4,200
	Halliburton Co.	155,900	3,827
	Hess Corp.	44,800	2,255
	Occidental Petroleum Corp.	70,600	5,447
	Petroleo Brasileiro SA, ADR	33,600	1,153
	Schlumberger, Ltd.	94,400	5,224

	Total		27,617

	Financials (6.3%)
	Aflac, Inc.	58,800	2,509
	American Express Co.	63,400	2,517
	Bank of America Corp.	220,400	3,167
	CME Group, Inc. - Class A	7,500	2,112

	Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	36,600	4,805
	JPMorgan Chase & Co.	96,500	3,533
	Morgan Stanley	121,300	2,815
	Prudential Financial, Inc.	43,000	2,307
	State Street Corp.	57,400	1,941
	T. Rowe Price Group, Inc.	67,413	2,992

	Total		28,698

	Health Care (11.9%)
	Abbott Laboratories	104,600	4,893
	Allergan, Inc.	68,800	4,008
*	Amgen, Inc.	92,000	4,839
	Baxter International, Inc.	72,200	2,934
*	Celgene Corp.	133,600	6,790
	Covidien PLC	54,900	2,206
*	Express Scripts, Inc.	144,000	6,771
*	Gilead Sciences, Inc.	123,100	4,220
	Johnson & Johnson	38,900	2,297
*	Life Technologies Corp.	62,000	2,930
*	Medco Health Solutions, Inc.	56,400	3,107
	Merck & Co., Inc.	56,623	1,980
	Teva Pharmaceutical Industries, Ltd., ADR	78,700	4,092
*	Thermo Fisher Scientific, Inc.	78,500	3,850

	Total		54,917

	Industrials (11.2%)
	3M Co.	64,800	5,119
	Caterpillar, Inc.	35,900	2,156
	Cummins, Inc.	36,500	2,377
	Danaher Corp.	148,000	5,494
	FedEx Corp.	36,000	2,524
*	Foster Wheeler AG	84,300	1,775
	Honeywell International, Inc.	92,100	3,595
	Illinois Tool Works, Inc.	86,600	3,575
	Lockheed Martin Corp.	30,000	2,235
	Norfolk Southern Corp.	26,200	1,390
	PACCAR, Inc.	41,600	1,659
	Precision Castparts Corp.	23,700	2,439
	Raytheon Co.	57,600	2,787
	Union Pacific Corp.	61,400	4,268
	United Parcel Service, Inc. - Class B	72,900	4,147
	United Technologies Corp.	93,000	6,037

	Total		51,577

	Information Technology (32.2%)
*	Adobe Systems, Inc.	70,600	1,866
*	Agilent Technologies, Inc.	64,700	1,839
	Altera Corp.	73,400	1,821
	Amphenol Corp. - Class A	43,100	1,693
	Analog Devices, Inc.	62,600	1,744

	Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Apple, Inc.	96,100	24,172
	Automatic Data Processing, Inc.	68,600	2,762
*	BMC Software, Inc.	46,700	1,617
	Broadcom Corp. - Class A	63,150	2,082
*	Cisco Systems, Inc.	462,400	9,854
*	Citrix Systems, Inc.	39,800	1,681
*	Cognizant Technology Solutions Corp. - Class A	41,100	2,057
	Corning, Inc.	156,200	2,523
*	Dell, Inc.	185,300	2,235
*	EMC Corp.	120,200	2,200
*	Google, Inc. - Class A	25,642	11,409
	Hewlett-Packard Co.	178,500	7,725
	Intel Corp.	295,700	5,751
	International Business Machines Corp.	71,200	8,792
*	Juniper Networks, Inc.	67,300	1,536
	LG Display Co., Ltd., ADR	129,400	2,083
*	Marvell Technology Group, Ltd.	92,800	1,462
	MasterCard, Inc. - Class A	18,700	3,731
	Microsoft Corp.	495,000	11,390
*	NetApp, Inc.	55,000	2,052
*	NVIDIA Corp.	103,600	1,058
	Oracle Corp.	356,100	7,642
	Paychex, Inc.	58,100	1,509
	QUALCOMM, Inc.	226,400	7,435
*	Research In Motion, Ltd.	40,025	1,972
*	Symantec Corp.	98,600	1,369
	Texas Instruments, Inc.	116,800	2,719
	Visa, Inc. - Class A	70,300	4,974
	Western Union Co.	113,900	1,698
*	Yahoo!, Inc.	138,800	1,920

	Total		148,373

	Materials (3.8%)
	The Dow Chemical Co.	158,200	3,752
	Ecolab, Inc.	42,100	1,891
	Freeport-McMoRan Copper & Gold, Inc.	35,100	2,075
	Monsanto Co.	62,300	2,880
	Potash Corp. of Saskatchewan, Inc.	35,600	3,070
	Praxair, Inc.	50,700	3,853

	Total		17,521

	Other Holdings (1.6%)
	iShares Russell 1000 Growth Index Fund	112,500	5,157
	iShares Russell Midcap Growth Index Fund	52,100	2,277

	Total		7,434

The Accompanying Notes are an Integral Part of the Financial Statements.

2  Growth Stock Portfolio

Growth Stock Portfolio

	Common Stocks (95.2%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (1.2%)
*	American Tower Corp. - Class A	122,700	5,460

	Total		5,460

	Total Common Stocks (Cost: $436,553)		438,404

	Short-Term Investments (4.6%)	Shares/ $ Par	Value $ (000’s)

	Energy (1.1%)
(b)	Sempra Global, 0.42%, 7/1/10	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.5%)
	Federal Home Loan Bank, 0.19%, 8/20/10	2,600,000	2,599

	Total		2,599

	Finance Services (1.1%)
	Alpine Securitization, 0.33%, 7/12/10	5,000,000	5,000

	Total		5,000

Short-Term Investments (4.6%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug (1.9%)
CVS Caremark Corp., 0.28%, 7/1/10	8,700,000	8,700

Total		8,700

Total Short-Term Investments (Cost: $21,299)		21,299

Total Investments (99.8%) (Cost: $457,852)(a)		459,703

Other Assets, Less Liabilities (0.2%)		1,078

Net Assets (100.0%)		460,781

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $457,852 and the net unrealized appreciation of investments based on that cost was $1,851 which is comprised of $46,907 aggregate gross unrealized appreciation and $45,056 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2010, $17,380)	64	9/10	$(954)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$438,404	$-	$-

Short-Term Investments	-	21,299	-

Liabilities:

Other Financial Instruments^	(954)	-	-

Total	$437,450	$21,299	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio  3

Focused Appreciation Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 899.65	$ 3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$ 3.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4  Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.1%)
	Alcon, Inc.	42,760	6,337
*	Ford Motor Co.	546,605	5,510
	Limited Brands, Inc.	241,910	5,339
	News Corp. - Class A	698,695	8,356

	Total		25,542

	Consumer Staples (6.9%)
	Anheuser-Busch InBev NV, ADR	176,250	8,462
	Colgate-Palmolive Co.	48,455	3,816
	CVS Caremark Corp.	176,340	5,170

	Total		17,448

	Energy (2.9%)
	BG Group PLC, ADR	30,772	2,299
	Petroleo Brasileiro SA, ADR	145,345	4,988

	Total		7,287

	Financials (17.1%)
	ACE, Ltd.	90,450	4,656
	Bank of America Corp.	774,650	11,132
	The Charles Schwab Corp.	339,579	4,815
	CME Group, Inc. - Class A	29,405	8,279
	The Goldman Sachs Group, Inc.	24,120	3,166
	JPMorgan Chase & Co.	166,595	6,099
	Prudential PLC, ADR	323,454	4,833

	Total		42,980

	Health Care (10.3%)
*	Celgene Corp.	292,870	14,884
*	Gilead Sciences, Inc.	220,616	7,563
*	Intuitive Surgical, Inc.	5,735	1,810
*	Vertex Pharmaceuticals, Inc.	53,970	1,775

	Total		26,032

	Industrials (4.6%)
	Precision Castparts Corp.	72,695	7,482
	United Parcel Service, Inc. - Class B	70,085	3,987

	Total		11,469

	Information Technology (31.9%)
	Amphenol Corp. - Class A	65,230	2,562
*	Apple, Inc.	122,865	30,904
*	Cisco Systems, Inc.	558,925	11,910
*	Google, Inc. - Class A	23,627	10,513
	Oracle Corp.	508,705	10,917
*	Research In Motion, Ltd.	76,466	3,767
*	Salesforce.com, Inc.	5,940	510
	Tyco Electronics, Ltd.	77,150	1,958
*	Yahoo!, Inc.	531,585	7,352

	Total		80,393

	Common Stocks (89.9%)	Shares/ $ Par	Value $ (000’s)

	Materials (2.6%)
*	Ivanhoe Mines, Ltd.	474,300	6,185
	Vale SA, ADR	12,727	310

	Total		6,495

	Telecommunication Services (3.5%)
	America Movil SAB de CV - Series L, ADR	42,730	2,030
*	Crown Castle International Corp.	178,110	6,636

	Total		8,666

	Total Common Stocks (Cost: $218,742)		226,312

	Short-Term Investments (10.0%)

	Commercial Banks Non-US (1.2%)
	Barclays US Funding Corp., 0.15%, 7/16/10	3,000,000	3,000

	Total		3,000

	Energy (1.2%)
	Sempra Global, 0.42%, 7/1/10	3,000,000	3,000

	Total		3,000

	Federal Government & Agencies (2.3%)
	Federal Home Loan Bank, 0.10%, 8/13/10	3,000,000	3,000
	Federal Home Loan Bank, 0.13%, 8/6/10	3,000,000	2,999

	Total		5,999

	Food Processors (0.5%)
	Kellogg Co., 0.25%, 7/1/10	1,300,000	1,300

	Total		1,300

	Miscellaneous Business Credit Institutions (1.2%)
	Nestle Capital Corp., 0.21%, 7/12/10	3,000,000	3,000

	Total		3,000

	Short Term Business Credit (2.4%)
	Atlantic Asset Securitization LLC, 0.35%, 7/9/10	3,000,000	2,999
	Falcon Asset Securitization Co. LLC, 0.33%, 7/8/10	3,000,000	3,000

	Total		5,999

Short-Term Investments (10.0%)	Shares/ $ Par	Value $ (000’s)

Utilities (1.2%)
Public Service Electric & Gas Co., 0.32%, 7/9/10	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $25,298)		25,298

Total Investments (99.9%) (Cost: $244,040)(a)		251,610

Other Assets, Less Liabilities (0.1%)		283

Net Assets (100.0%)		251,893

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio  5

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $244,040 and the net unrealized appreciation of investments based on that cost was $7,570 which is comprised of $24,170 aggregate gross unrealized appreciation and $16,600 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$226,312	$-	$-

Short-Term Investments	-	25,298	-

Other Financial Instruments#	-	-	-

Total	$226,312	$25,298	$-

    # On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

6  Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 905.83	$ 2.17

Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$ 2.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio   7

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)

	Abercrombie & Fitch Co. - Class A	52,200	1,602
*	Amazon.com, Inc.	18,200	1,988
	Coach, Inc.	28,200	1,031
*	DIRECTV - Class A	46,100	1,564
*	Ford Motor Co.	200,200	2,018
	The Home Depot, Inc.	31,500	884
	Johnson Controls, Inc.	98,100	2,636
*	Kohl’s Corp.	76,400	3,629
	Lowe’s Cos., Inc.	65,800	1,344
	Marriott International, Inc. - Class A	104,400	3,126
	McDonald’s Corp.	40,400	2,661
	NIKE, Inc. - Class B	54,700	3,695
	Omnicom Group, Inc.	30,600	1,049
	Staples, Inc.	38,200	728
	Target Corp.	83,900	4,125
	The Walt Disney Co.	95,100	2,996

	Total		35,076

	Consumer Staples (10.4%)

	The Coca-Cola Co.	32,300	1,619
	Colgate-Palmolive Co.	23,500	1,851
	ConAgra Foods, Inc.	90,000	2,099
	Costco Wholesale Corp.	34,900	1,914
	CVS Caremark Corp.	101,422	2,974
	H.J. Heinz Co.	74,200	3,207
*	Hansen Natural Corp.	42,300	1,654
	PepsiCo, Inc.	87,800	5,351
	Philip Morris International, Inc.	52,700	2,416
	The Procter & Gamble Co.	109,662	6,577
	Wal-Mart Stores, Inc.	112,300	5,398

	Total		35,060

	Energy (11.2%)

	Anadarko Petroleum Corp.	59,900	2,162
*	Cameron International Corp.	40,200	1,307
	Chevron Corp.	101,400	6,881
	EOG Resources, Inc.	17,900	1,761
	Exxon Mobil Corp.	179,849	10,264
	Halliburton Co.	92,100	2,261
	Hess Corp.	51,600	2,597
	National-Oilwell Varco, Inc.	67,500	2,232
	Occidental Petroleum Corp.	40,100	3,094
	Petroleo Brasileiro SA, ADR	16,900	580
	Schlumberger, Ltd.	78,800	4,361

	Total		37,500

	Financials (14.7%)

	American Express Co.	53,900	2,140
	Bank of America Corp.	502,707	7,224
*	Citigroup, Inc.	739,900	2,782

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CME Group, Inc. - Class A	5,900	1,661
	The Goldman Sachs Group, Inc.	33,000	4,332
	JPMorgan Chase & Co.	227,196	8,318
	MetLife, Inc.	82,400	3,111
	Morgan Stanley	129,800	3,013
	PNC Financial Services Group, Inc.	35,930	2,030
	Prudential Financial, Inc.	70,800	3,799
	State Street Corp.	69,100	2,337
	T. Rowe Price Group, Inc.	56,500	2,508
	The Travelers Cos., Inc.	26,800	1,320
	Wells Fargo & Co.	190,600	4,879

	Total		49,454

	Health Care (11.7%)

	Abbott Laboratories	44,200	2,068
	Allergan, Inc.	49,200	2,866
*	Amgen, Inc.	32,200	1,694
	Baxter International, Inc.	29,784	1,210
*	Celgene Corp.	78,995	4,015
	Covidien PLC	29,100	1,169
*	Express Scripts, Inc.	81,400	3,827
*	Gilead Sciences, Inc.	70,900	2,431
	Johnson & Johnson	52,900	3,124
*	Life Technologies Corp.	46,800	2,211
*	Medco Health Solutions, Inc.	30,700	1,691
	Merck & Co., Inc.	116,238	4,065
	Pfizer, Inc.	207,800	2,963
	Teva Pharmaceutical Industries, Ltd., ADR	35,400	1,840
*	Thermo Fisher Scientific, Inc.	59,200	2,904
	UnitedHealth Group, Inc.	40,300	1,145

	Total		39,223

	Industrials (11.5%)

	3M Co.	39,100	3,089
	Caterpillar, Inc.	30,500	1,832
	Cummins, Inc.	27,600	1,798
	Danaher Corp.	67,400	2,502
	FedEx Corp.	38,500	2,699
*	Foster Wheeler AG	62,500	1,316
	General Electric Co.	346,600	4,998
	Honeywell International, Inc.	51,300	2,002
	Illinois Tool Works, Inc.	78,000	3,220
	Lockheed Martin Corp.	13,100	976
	Norfolk Southern Corp.	29,500	1,565
	PACCAR, Inc.	22,600	901
	Precision Castparts Corp.	14,100	1,451
	Raytheon Co.	42,200	2,042
	Union Pacific Corp.	46,100	3,204
	United Parcel Service, Inc. - Class B	45,200	2,571

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Technologies Corp.	37,800	2,454

	Total		38,620

	Information Technology (19.6%)

	Accenture PLC - Class A	17,800	688
*	Adobe Systems, Inc.	39,200	1,036
*	Agilent Technologies, Inc.	45,200	1,285
*	Apple, Inc.	38,200	9,608
	Applied Materials, Inc.	124,000	1,490
	Automatic Data Processing, Inc.	31,100	1,252
	Broadcom Corp. - Class A	45,100	1,487
*	Cisco Systems, Inc.	257,800	5,494
*	Cognizant Technology Solutions Corp. - Class A	11,600	581
	Corning, Inc.	90,100	1,455
*	Dell, Inc.	94,100	1,135
*	eBay, Inc.	56,600	1,110
*	EMC Corp.	118,100	2,161
*	Google, Inc. - Class A	8,400	3,738
	Hewlett-Packard Co.	98,600	4,267
	Intel Corp.	220,500	4,289
	International Business Machines Corp.	46,100	5,692
*	Juniper Networks, Inc.	50,400	1,150
	LG Display Co., Ltd., ADR	68,150	1,097
	MasterCard, Inc. - Class A	5,700	1,137
	Microsoft Corp.	313,500	7,214
	Oracle Corp.	152,100	3,264
	QUALCOMM, Inc.	53,400	1,754
	Texas Instruments, Inc.	46,200	1,076
	Visa, Inc. - Class A	17,900	1,266
*	Yahoo!, Inc.	84,000	1,162

	Total		65,888

	Materials (3.6%)

	The Dow Chemical Co.	151,000	3,582
	Ecolab, Inc.	31,800	1,428
	Freeport-McMoRan Copper & Gold, Inc.	25,800	1,526
	Monsanto Co.	30,400	1,405
	Potash Corp. of Saskatchewan, Inc.	27,100	2,337
	Praxair, Inc.	25,300	1,922

	Total		12,200

	Telecommunication Services (2.7%)

*	American Tower Corp. - Class A	75,600	3,364
	AT&T, Inc.	117,600	2,845
*	Sprint Nextel Corp.	279,000	1,183
	Verizon Communications, Inc.	61,200	1,715

	Total		9,107

The Accompanying Notes are an Integral Part of the Financial Statements.

8  Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Utilities (1.6%)

American Electric Power Co., Inc.	92,100	2,975
PG&E Corp.	56,900	2,339

Total		5,314

Total Common Stocks (Cost: $338,151)		327,442

Short-Term Investments (2.4%)

Utilities (2.4%)

Public Service Electric & Gas Co., 0.28%, 7/1/10	7,900,000	7,900

Total Short-Term Investments (Cost: $7,900)		7,900

Total Investments (99.9%) (Cost: $346,051)(a)		335,342

Other Assets, Less
Liabilities (0.1%)		282

Net Assets (100.0%)		335,624

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $346,051 and the net unrealized depreciation of investments based on that cost was $10,709 which is comprised of $27,738 aggregate gross unrealized appreciation and $38,447 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$327,442	$-	$-

Short-Term Investments	-	7,900	-

Other Financial Instruments#	-	-	-

Total	$327,442	$7,900	$-

    # On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio   9

Large Cap Blend Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 909.88	$ 3.98

Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$ 4.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10  Large Cap Blend Portfolio

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.2%)

	Carnival Corp.	7,600	230
	CBS Corp. - Class B	23,200	300
	Coach, Inc.	9,800	358
*	DreamWorks Animation SKG, Inc. - Class A	5,500	157
	Gannett Co., Inc.	11,500	155
	The Home Depot, Inc.	9,800	275
	Lowe’s Cos., Inc.	25,300	516
	McDonald’s Corp.	2,000	132
	Scripps Networks Interactive - Class A	8,300	335
	Stanley Black & Decker, Inc.	1,500	76
	Strayer Education, Inc.	700	145
	Target Corp.	28,900	1,421
	Time Warner Cable, Inc.	9,543	497
*	Urban Outfitters, Inc.	15,300	526
	Viacom, Inc. - Class B	11,500	361
	The Walt Disney Co.	6,500	205

	Total		5,689

	Consumer Staples (11.7%)

	Alberto-Culver Co.	3,100	84
	Altria Group, Inc.	7,100	142
	Colgate-Palmolive Co.	7,800	614
	General Mills, Inc.	7,000	249
	Kraft Foods, Inc. - Class A	15,700	440
	PepsiCo, Inc.	15,300	933
	Philip Morris International, Inc.	47,500	2,177
	The Procter & Gamble Co.	8,700	522
	Unilever NV	2,800	76
	Wal-Mart Stores, Inc.	4,700	226

	Total		5,463

	Energy (10.2%)

	Anadarko Petroleum Corp.	10,900	393
	Baker Hughes, Inc.	1,800	75
	Cenovus Energy, Inc.	11,300	291
	Chevron Corp.	6,300	428
	Diamond Offshore Drilling, Inc.	1,900	118
	Halliburton Co.	15,600	383
	Pioneer Natural Resources Co.	6,700	398
	Royal Dutch Shell PLC - Class A, ADR	16,400	824
	Royal Dutch Shell PLC - Class B, ADR	1,700	82
	Schlumberger, Ltd.	13,600	753
*	Transocean, Ltd.	8,800	408
*	Weatherford International, Ltd.	46,600	612

	Total		4,765

	Financials (11.5%)

	ACE, Ltd.	3,000	154

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Allstate Corp.	32,100	922
	Aon Corp.	11,100	412
	The Bank of New York Mellon Corp.	2,300	57
*	Berkshire Hathaway, Inc. - Class A	1	120
	BlackRock, Inc.	400	57
	The Charles Schwab Corp.	49,700	705
	CME Group, Inc. - Class A	300	85
	The Goldman Sachs Group, Inc.	6,900	906
	Hudson City Bancorp, Inc.	10,400	127
	JPMorgan Chase & Co.	24,300	890
	Plum Creek Timber Co., Inc.	1,400	48
	The Progressive Corp.	26,900	504
	RenaissanceRe Holdings, Ltd.	1,800	101
	T. Rowe Price Group, Inc.	3,100	138
	Ventas, Inc.	2,600	122

	Total		5,348

	Health Care (12.6%)

	Allergan, Inc.	11,400	664
	Baxter International, Inc.	4,200	171
*	Boston Scientific Corp.	56,300	327
	Bristol-Myers Squibb Co.	8,300	207
*	Celgene Corp.	16,000	813
*	Cerner Corp.	10,200	774
*	DaVita, Inc.	4,200	262
	Medtronic, Inc.	19,500	707
	Merck & Co., Inc.	21,499	752
*	Mettler-Toledo International, Inc.	800	89
	Shire PLC, ADR	10,200	626
	Teva Pharmaceutical Industries, Ltd., ADR	4,400	229
	Universal Health Services, Inc. - Class B	6,800	259

	Total		5,880

	Industrials (8.4%)

	The Boeing Co.	3,400	213
	Cummins, Inc.	5,300	345
	Danaher Corp.	5,700	212
	Emerson Electric Co.	7,800	341
	FedEx Corp.	9,100	638
*	First Solar, Inc.	2,000	228
	General Electric Co.	16,100	232
	Illinois Tool Works, Inc.	6,600	272
	Iron Mountain, Inc.	9,600	216
*	Jacobs Engineering Group, Inc.	2,000	73
	Norfolk Southern Corp.	12,500	663
*	Spirit AeroSystems Holdings, Inc. - Class A	16,700	318

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Technologies Corp.	2,800	182

	Total		3,933

	Information Technology (18.4%)

*	Adobe Systems, Inc.	10,700	283
*	Akamai Technologies, Inc.	6,000	243
*	Apple, Inc.	1,900	478
	Broadcom Corp. - Class A	21,200	699
*	Cisco Systems, Inc.	44,900	957
*	Google, Inc. - Class A	2,370	1,054
	Hewlett-Packard Co.	3,800	164
	International Business Machines Corp.	4,200	519
	Jabil Circuit, Inc.	12,300	164
*	Juniper Networks, Inc.	30,100	687
	Maxim Integrated Products, Inc.	12,200	204
	Microchip Technology, Inc.	4,600	128
	Microsoft Corp.	10,800	248
*	NetApp, Inc.	5,300	198
	Nintendo Co., Ltd., ADR	15,300	570
	Oracle Corp.	7,500	161
	QUALCOMM, Inc.	25,100	824
*	Research In Motion, Ltd.	5,000	246
	Tyco Electronics, Ltd.	7,200	183
	Visa, Inc. - Class A	8,000	566

	Total		8,576

	Materials (7.7%)

	Air Products and Chemicals, Inc.	4,800	311
	Allegheny Technologies, Inc.	11,000	486
	Barrick Gold Corp.	12,000	545
	Cliffs Natural Resources, Inc.	5,800	274
	Monsanto Co.	13,200	610
	Nucor Corp.	10,000	383
	Potash Corp. of Saskatchewan, Inc.	2,500	216
	Vulcan Materials Co.	17,600	771

	Total		3,596

	Telecommunication Services (2.3%)

*	American Tower Corp. - Class A	22,400	997
	Qwest Communications International, Inc.	12,200	64

	Total		1,061

	Utilities (0.8%)

	American Water Works Co., Inc.	9,000	185
	Edison International	1,800	57
	PPL Corp.	2,500	62

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio   11

Large Cap Blend Portfolio

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Sempra Energy	1,400	66

Total		370

Total Common Stocks (Cost: $45,197)		44,681

Short-Term Investments (4.3%)

Retail Food and Drug (2.1%)

CVS Caremark Corp., 0.28%, 7/1/10	1,000,000	1,000

Total		1,000

Short Term Business Credit (2.2%)

Atlantic Asset
Securitization LLC, 0.35%, 7/9/10	1,000,000	1,000

Total		1,000

Total Short-Term Investments (Cost: $2,000)		2,000

Total Investments (100.1%) (Cost: $47,197)(a)		46,681

Other Assets, Less
Liabilities (-0.1%)		(62)

Net Assets (100.0%)		46,619

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $47,197 and the net unrealized depreciation of investments based on that cost was $516 which is comprised of $3,276 aggregate gross unrealized appreciation and $3,792 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:

Domestic Common Stocks	$44,681	$-	$-

Preferred Stocks	-	-	-

Short-Term Investments	-	2,000	-

Other Financial Instruments#	-	-	-

Total	$44,681	$2,000	$-

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

12  Large Cap Blend Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poors®”, “S&P®”, “S&P 500” and “Standard & Poors 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments such as exchange-traded funds, futures and option contracts and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 933.08	$ 1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$ 1.05

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio  13

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Consumer Discretionary (9.9%)

	Abercrombie & Fitch Co. - Class A	12,500	384
*	Amazon.com, Inc.	48,600	5,310
*	Apollo Group, Inc. - Class A	17,800	756
*	AutoNation, Inc.	12,629	246
*	AutoZone, Inc.	4,125	797
*	Bed Bath & Beyond, Inc.	37,300	1,383
	Best Buy Co., Inc.	48,975	1,658
*	Big Lots, Inc.	11,400	366
	Carnival Corp.	61,309	1,854
	CBS Corp. - Class B	96,324	1,246
	Coach, Inc.	43,200	1,579
	Comcast Corp. - Class A	399,605	6,941
	D.R. Horton, Inc.	39,200	385
	Darden Restaurants, Inc.	19,950	775
	DeVry, Inc.	8,800	462
*	DIRECTV - Class A	128,700	4,366
*	Discovery Communications, Inc. - Class A	40,300	1,439
*	Eastman Kodak Co.	38,083	165
	Expedia, Inc.	29,400	552
	Family Dollar Stores, Inc.	19,100	720
*	Ford Motor Co.	482,465	4,863
	Fortune Brands, Inc.	21,567	845
*	GameStop Corp. - Class A	21,600	406
	Gannett Co., Inc.	33,650	453
	The Gap, Inc.	63,575	1,237
	Genuine Parts Co.	22,500	888
*	The Goodyear Tire & Rubber Co.	34,300	341
	H&R Block, Inc.	46,600	731
	Harley-Davidson, Inc.	33,300	740
*	Harman International Industries, Inc.	9,800	293
	Hasbro, Inc.	18,525	761
	The Home Depot, Inc.	238,000	6,681
	International Game Technology	42,200	663
*	The Interpublic Group of Companies, Inc.	69,300	494
	J.C. Penney Co., Inc.	33,450	719
	Johnson Controls, Inc.	95,300	2,561
*	Kohl’s Corp.	43,567	2,069
	Leggett & Platt, Inc.	20,933	420
	Lennar Corp. - Class A	23,000	320
	Limited Brands, Inc.	38,187	843
	Lowe’s Cos., Inc.	202,400	4,133
	Macy’s, Inc.	59,746	1,069
	Marriott International, Inc. - Class A	36,356	1,089
	Mattel, Inc.	51,688	1,094
	McDonald’s Corp.	152,378	10,037
	The McGraw-Hill Cos., Inc.	44,720	1,258

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Consumer Discretionary continued
	Meredith Corp.	5,200	162
*	The New York Times Co. - Class A	16,470	142
	Newell Rubbermaid, Inc.	39,392	577
	News Corp. - Class A	319,100	3,816
	NIKE, Inc. - Class B	55,000	3,715
	Nordstrom, Inc.	23,534	758
*	Office Depot, Inc.	38,857	157
	Omnicom Group, Inc.	43,500	1,492
*	O’Reilly Automotive, Inc.	19,600	932
	Polo Ralph Lauren Corp.	8,100	591
*	Priceline.com, Inc.	6,700	1,183
*	Pulte Homes, Inc.	44,935	372
	RadioShack Corp.	17,700	345
	Ross Stores, Inc.	17,400	927
	Scripps Networks Interactive - Class A	12,700	512
*	Sears Holdings Corp.	6,880	445
	The Sherwin-Williams Co.	13,013	900
	Stanley Black & Decker, Inc.	22,742	1,149
	Staples, Inc.	103,350	1,969
	Starbucks Corp.	105,500	2,564
	Starwood Hotels & Resorts Worldwide, Inc.	26,800	1,110
	Target Corp.	104,257	5,126
	Tiffany & Co.	17,967	681
	Time Warner Cable, Inc.	50,092	2,609
	Time Warner, Inc.	161,433	4,667
	The TJX Cos., Inc.	57,800	2,425
*	Urban Outfitters, Inc.	18,400	633
	VF Corp.	12,457	887
	Viacom, Inc. - Class B	86,024	2,699
	The Walt Disney Co.	277,357	8,737
	The Washington Post Co. - Class B	900	369
	Whirlpool Corp.	10,644	935
	Wyndham Worldwide Corp.	25,486	513
	Wynn Resorts, Ltd.	9,800	747
	Yum! Brands, Inc.	66,160	2,583

	Total		133,821

	Consumer Staples (11.3%)

	Altria Group, Inc.	294,922	5,910
	Archer-Daniels-Midland Co.	91,103	2,352
	Avon Products, Inc.	60,700	1,608
	Brown-Forman Corp. - Class B	15,422	883
	Campbell Soup Co.	26,522	950
	The Clorox Co.	19,950	1,240
	The Coca-Cola Co.	326,675	16,373
	Coca- Cola Enterprises, Inc.	46,100	1,192
	Colgate-Palmolive Co.	69,422	5,468

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Consumer Staples continued
	ConAgra Foods, Inc.	63,067	1,471
*	Constellation Brands, Inc. - Class A	27,200	425
	Costco Wholesale Corp.	62,464	3,425
	CVS Caremark Corp.	192,761	5,652
*	Dean Foods Co.	25,700	259
	Dr. Pepper Snapple Group, Inc.	34,800	1,301
	The Estee Lauder Cos., Inc. - Class A	16,900	942
	General Mills, Inc.	93,934	3,336
	H.J. Heinz Co.	44,817	1,937
	The Hershey Co.	23,500	1,126
	Hormel Foods Corp.	9,800	397
	The J.M. Smucker Co.	16,900	1,018
	Kellogg Co.	36,157	1,819
	Kimberly-Clark Corp.	58,656	3,556
	Kraft Foods, Inc. - Class A	246,896	6,913
	The Kroger Co.	91,505	1,802
	Lorillard, Inc.	21,646	1,558
	McCormick & Co., Inc.	18,800	714
	Mead Johnson Nutrition Co.	28,931	1,450
	Molson Coors Brewing Co. - Class B	22,300	945
	PepsiCo, Inc.	228,425	13,922
	Philip Morris International, Inc.	262,222	12,020
	The Procter & Gamble Co.	407,864	24,464
	Reynolds American, Inc.	23,900	1,246
	Safeway, Inc.	55,000	1,081
	Sara Lee Corp.	93,635	1,320
	SUPERVALU, INC.	29,970	325
	Sysco Corp.	83,825	2,395
	Tyson Foods, Inc. - Class A	43,200	708
	Walgreen Co.	138,546	3,699
	Wal-Mart Stores, Inc.	294,200	14,142
*	Whole Foods Market, Inc.	24,300	875

	Total		152,219

	Energy (10.5%)

	Anadarko Petroleum Corp.	70,024	2,527
	Apache Corp.	47,746	4,020
	Baker Hughes, Inc.	60,764	2,526
	Cabot Oil & Gas Corp.	14,700	461
*	Cameron International Corp.	34,600	1,125
	Chesapeake Energy Corp.	92,200	1,932
	Chevron Corp.	284,414	19,300
	ConocoPhillips	210,738	10,345
	CONSOL Energy, Inc.	32,000	1,080
*	Denbury Resources, Inc.	56,500	827

The Accompanying Notes are an Integral Part of the Financial Statements.

14  Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Energy continued
	Devon Energy Corp.	63,300	3,856
	Diamond Offshore Drilling, Inc.	9,800	610
	El Paso Corp.	99,671	1,107
	EOG Resources, Inc.	35,820	3,524
	Exxon Mobil Corp.	723,901	41,313
*	FMC Technologies, Inc.	17,200	906
	Halliburton Co.	128,238	3,148
	Helmerich & Payne, Inc.	15,000	548
	Hess Corp.	41,400	2,084
	Marathon Oil Corp.	100,466	3,124
	Massey Energy Co.	14,600	399
	Murphy Oil Corp.	27,100	1,343
*	Nabors Industries, Ltd.	40,400	712
	National-Oilwell Varco, Inc.	59,300	1,961
	Noble Energy, Inc.	24,700	1,490
	Occidental Petroleum Corp.	115,040	8,875
	Peabody Energy Corp.	38,100	1,491
	Pioneer Natural Resources Co.	16,400	975
	Range Resources Corp.	22,600	907
*	Rowan Cos., Inc.	16,150	354
	Schlumberger, Ltd.	168,934	9,349
	Smith International, Inc.	35,200	1,325
*	Southwestern Energy Co.	49,000	1,893
	Spectra Energy Corp.	91,736	1,841
	Sunoco, Inc.	17,100	595
	Tesoro Corp.	19,900	232
	Valero Energy Corp.	80,000	1,439
	The Williams Companies, Inc.	82,700	1,512

	Total		141,056

	Financials (16.0%)

	Aflac, Inc.	66,450	2,835
	The Allstate Corp.	76,128	2,187
	American Express Co.	170,075	6,752
*	American International Group, Inc.	19,091	657
	Ameriprise Financial, Inc.	36,255	1,310
	Aon Corp.	38,200	1,418
	Apartment Investment & Management Co. - Class A	16,556	321
	Assurant, Inc.	15,800	548
	AvalonBay Communities, Inc.	11,773	1,099
	Bank of America Corp.	1,420,796	20,417
	The Bank of New York Mellon Corp.	171,763	4,241
	BB&T Corp.	98,000	2,578
*	Berkshire Hathaway, Inc. - Class B	234,466	18,685
	Boston Properties, Inc.	19,700	1,405
	Capital One Financial Corp.	64,629	2,605
*	CB Richard Ellis Group, Inc. - Class A	38,300	521

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Financials continued
	The Charles Schwab Corp.	138,611	1,966
	The Chubb Corp.	46,300	2,315
	Cincinnati Financial Corp.	23,075	597
*	Citigroup, Inc.	3,201,048	12,036
	CME Group, Inc.	9,300	2,618
	Comerica, Inc.	24,950	919
	Discover Financial Services	76,956	1,076
*	E*TRADE Financial Corp.	28,060	332
	Equity Residential	40,100	1,670
	Federated Investors, Inc. - Class B	12,600	261
	Fifth Third Bancorp	112,534	1,383
*	First Horizon National Corp.	32,339	370
	Franklin Resources, Inc.	20,950	1,806
*	Genworth Financial, Inc. - Class A	69,200	904
	The Goldman Sachs Group, Inc.	72,900	9,570
	The Hartford Financial Services Group, Inc.	62,850	1,391
	HCP, Inc.	41,600	1,342
	Health Care REIT, Inc.	17,600	741
	Host Hotels & Resorts, Inc.	93,194	1,256
	Hudson City Bancorp, Inc.	67,100	821
	Huntington Bancshares, Inc.	101,442	562
*	IntercontinentalExchange, Inc.	10,500	1,187
	Invesco, Ltd.	66,200	1,114
	Janus Capital Group, Inc.	26,029	231
	JPMorgan Chase & Co.	563,429	20,627
	KeyCorp	124,375	956
	Kimco Realty Corp.	57,400	771
	Legg Mason, Inc.	23,300	653
*	Leucadia National Corp.	26,900	525
	Lincoln National Corp.	42,830	1,040
	Loews Corp.	49,821	1,660
	M&T Bank Corp.	11,800	1,002
	Marsh & McLennan Cos., Inc.	76,680	1,729
	Marshall & Ilsley Corp.	74,600	536
	MetLife, Inc.	116,174	4,387
	Moody’s Corp.	27,850	555
	Morgan Stanley	197,913	4,594
*	The Nasdaq OMX Group, Inc.	20,600	366
	Northern Trust Corp.	34,250	1,599
	NYSE Euronext	37,000	1,022
	People’s United Financial, Inc.	53,100	717
	Plum Creek Timber Co., Inc.	23,100	798

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Financials continued
	PNC Financial Services Group, Inc.	74,489	4,209
	Principal Financial Group, Inc.	45,300	1,062
	The Progressive Corp.	94,900	1,777
	ProLogis	67,500	684
	Prudential Financial, Inc.	66,000	3,542
	Public Storage	19,200	1,688
	Regions Financial Corp.	168,890	1,111
	Simon Property Group, Inc.	41,436	3,346
*	SLM Corp.	68,742	714
	State Street Corp.	71,000	2,401
	SunTrust Banks, Inc.	70,733	1,648
	T. Rowe Price Group, Inc.	36,800	1,634
	Torchmark Corp.	11,650	577
	The Travelers Cos., Inc.	70,110	3,453
	U.S. Bancorp	271,421	6,066
	Unum Group	47,131	1,023
	Ventas, Inc.	22,200	1,042
	Vornado Realty Trust	22,374	1,632
	Wells Fargo & Co.	737,831	18,888
	XL Capital, Ltd. - Class A	48,400	775
	Zions Bancorporation	22,700	490

	Total		215,346

	Health Care (11.8%)

	Abbott Laboratories	218,550	10,224
	Aetna, Inc.	60,208	1,588
	Allergan, Inc.	43,534	2,536
	AmerisourceBergen Corp.	40,000	1,270
*	Amgen, Inc.	135,617	7,133
	Baxter International, Inc.	84,500	3,434
	Becton, Dickinson and Co.	33,050	2,235
*	Biogen Idec, Inc.	37,790	1,793
*	Boston Scientific Corp.	214,722	1,245
	Bristol-Myers Squibb Co.	243,513	6,073
	C.R. Bard, Inc.	13,500	1,047
	Cardinal Health, Inc.	51,225	1,722
*	CareFusion Corp.	25,212	572
*	Celgene Corp.	65,300	3,319
*	Cephalon, Inc.	10,600	602
*	Cerner Corp.	9,700	736
	CIGNA Corp.	39,187	1,217
*	Coventry Health Care, Inc.	21,000	371
*	DaVita, Inc.	14,700	918
	DENTSPLY International, Inc.	20,700	619
	Eli Lilly and Co.	143,706	4,814
*	Express Scripts, Inc.	77,600	3,649
*	Forest Laboratories, Inc.	42,866	1,176
*	Genzyme Corp.	37,800	1,919
*	Gilead Sciences, Inc.	126,000	4,319
*	Hospira, Inc.	23,465	1,348
*	Humana, Inc.	24,100	1,101

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio 15

Index 500 Stock Portfolio

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Health Care continued
*	Intuitive Surgical, Inc.	5,500	1,736
	Johnson & Johnson	390,537	23,065
*	King Pharmaceuticals, Inc.	35,366	268
*	Laboratory Corp. of America Holdings	14,700	1,108
*	Life Technologies Corp.	25,880	1,223
	McKesson Corp.	38,405	2,579
*	Medco Health Solutions, Inc.	64,744	3,566
	Medtronic, Inc.	156,000	5,658
	Merck & Co., Inc.	441,583	15,442
*	Millipore Corp.	7,900	843
*	Mylan, Inc.	43,700	745
	Patterson Cos., Inc.	13,200	377
	PerkinElmer, Inc.	16,700	345
	Pfizer, Inc.	1,142,292	16,289
	Quest Diagnostics, Inc.	21,400	1,065
*	St. Jude Medical, Inc.	46,300	1,671
	Stryker Corp.	39,900	1,997
*	Tenet Healthcare Corp.	61,750	268
*	Thermo Fisher Scientific, Inc.	58,100	2,850
	UnitedHealth Group, Inc.	160,944	4,571
*	Varian Medical Systems, Inc.	17,500	915
*	Waters Corp.	13,200	854
*	Watson Pharmaceuticals, Inc.	15,200	617
*	WellPoint, Inc.	60,500	2,960
*	Zimmer Holdings, Inc.	28,737	1,553

	Total		159,545

	Industrials (10.2%)

	3M Co.	100,976	7,976
	Avery Dennison Corp.	15,650	503
	The Boeing Co.	107,476	6,744
	C.H. Robinson Worldwide, Inc.	23,500	1,308
	Caterpillar, Inc.	88,876	5,339
	Cintas Corp.	18,633	447
	CSX Corp.	55,100	2,735
	Cummins, Inc.	28,400	1,850
	Danaher Corp.	74,500	2,765
	Deere & Co.	60,120	3,347
	Dover Corp.	26,467	1,106
	The Dun & Bradstreet Corp.	7,100	477
	Eaton Corp.	23,700	1,551
	Emerson Electric Co.	106,700	4,662
	Equifax, Inc.	17,900	502
	Expeditors International of Washington, Inc.	30,100	1,039
	Fastenal Co.	18,600	933
	FedEx Corp.	44,320	3,107
*	First Solar, Inc.	6,900	785
	Flowserve Corp.	7,900	670
	Fluor Corp.	25,300	1,075
	General Dynamics Corp.	54,600	3,197
	General Electric Co.	1,511,906	21,802

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Industrials continued
	Goodrich Corp.	17,700	1,173
	Honeywell International, Inc.	108,550	4,237
	Illinois Tool Works, Inc.	54,800	2,262
	Iron Mountain, Inc.	25,600	575
	ITT Corp.	26,000	1,168
*	Jacobs Engineering Group, Inc.	17,700	645
	L-3 Communications Holdings, Inc.	16,400	1,162
	Lockheed Martin Corp.	44,108	3,286
	Masco Corp.	50,800	547
	Norfolk Southern Corp.	52,357	2,777
	Northrop Grumman Corp.	42,620	2,320
	PACCAR, Inc.	51,715	2,062
	Pall Corp.	16,550	569
	Parker Hannifin Corp.	22,812	1,265
	Pitney Bowes, Inc.	29,337	644
	Precision Castparts Corp.	20,100	2,069
*	Quanta Services, Inc.	29,900	617
	R.R. Donnelley & Sons Co.	29,134	477
	Raytheon Co.	54,000	2,613
	Republic Services, Inc.	46,007	1,368
	Robert Half International, Inc.	21,240	500
	Rockwell Automation, Inc.	20,150	989
	Rockwell Collins, Inc.	22,250	1,182
	Roper Industries, Inc.	13,300	744
	Ryder System, Inc.	7,500	302
	Snap-on, Inc.	8,217	336
	Southwest Airlines Co.	105,467	1,172
*	Stericycle, Inc.	12,000	787
	Textron, Inc.	38,700	657
	Union Pacific Corp.	71,720	4,985
	United Parcel Service, Inc. - Class B	140,300	7,982
	United Technologies Corp.	132,134	8,577
	W.W. Grainger, Inc.	8,800	875
	Waste Management, Inc.	68,385	2,140

	Total		136,984

	Information Technology (18.3%)

*	Adobe Systems, Inc.	74,550	1,970
*	Advanced Micro Devices, Inc.	80,100	586
*	Agilent Technologies, Inc.	49,337	1,403
*	Akamai Technologies, Inc.	24,400	990
	Altera Corp.	42,711	1,060
	Amphenol Corp. - Class A	24,600	966
	Analog Devices, Inc.	42,157	1,174
*	Apple, Inc.	128,900	32,422
	Applied Materials, Inc.	190,200	2,286
*	Autodesk, Inc.	32,468	791

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)
	Information Technology continued
	Automatic Data Processing, Inc.	71,250	2,869
*	BMC Software, Inc.	25,660	889
	Broadcom Corp. - Class A	61,200	2,018
	CA, Inc.	55,292	1,017
*	Cisco Systems, Inc.	808,800	17,236
*	Citrix Systems, Inc.	26,320	1,111
*	Cognizant Technology Solutions Corp. - Class A	42,400	2,123
	Computer Sciences Corp.	21,850	989
*	Compuware Corp.	31,857	254
	Corning, Inc.	221,000	3,569
*	Dell, Inc.	244,033	2,943
*	eBay, Inc.	161,000	3,157
*	Electronic Arts, Inc.	46,400	668
*	EMC Corp.	291,074	5,327
	Fidelity National Information Services, Inc.	46,900	1,258
*	Fiserv, Inc.	21,625	987
*	FLIR Systems, Inc.	21,700	631
*	Google, Inc. - Class A	34,300	15,262
	Harris Corp.	18,400	766
	Hewlett-Packard Co.	330,626	14,309
	Intel Corp.	787,963	15,326
	International Business Machines Corp.	181,639	22,429
*	Intuit, Inc.	44,500	1,547
	Jabil Circuit, Inc.	27,367	364
*	JDS Uniphase Corp.	31,750	312
*	Juniper Networks, Inc.	74,500	1,700
	KLA-Tencor Corp.	24,100	672
*	Lexmark International, Inc. - Class A	11,100	367
	Linear Technology Corp.	31,750	883
*	LSI Corp.	92,600	426
	MasterCard, Inc. - Class A	13,700	2,734
*	McAfee, Inc.	22,100	679
*	MEMC Electronic Materials, Inc.	32,200	318
	Microchip Technology, Inc.	26,300	730
*	Micron Technology, Inc.	120,950	1,027
	Microsoft Corp.	1,079,692	24,844
	Molex, Inc.	19,250	351
*	Monster Worldwide, Inc.	17,767	207
*	Motorola, Inc.	329,077	2,146
	National Semiconductor Corp.	33,686	453
*	NetApp, Inc.	48,800	1,821
*	Novell, Inc.	49,500	281
*	Novellus Systems, Inc.	13,600	345
*	NVIDIA Corp.	81,050	827
	Oracle Corp.	554,425	11,898
	Paychex, Inc.	45,535	1,183
*	QLogic Corp.	15,800	263
	QUALCOMM, Inc.	232,334	7,630

The Accompanying Notes are an Integral Part of the Financial Statements.

16  Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Red Hat, Inc.	26,700	773
*	SAIC, Inc.	41,400	693
*	Salesforce.com, Inc.	16,000	1,373
*	SanDisk Corp.	32,600	1,371
*	Symantec Corp.	113,154	1,571
	Tellabs, Inc.	54,392	348
*	Teradata Corp.	23,600	719
*	Teradyne, Inc.	25,550	249
	Texas Instruments, Inc.	173,100	4,030
	Total System Services, Inc.	27,878	379
*	VeriSign, Inc.	25,800	685
	Visa, Inc. - Class A	64,100	4,535
*	Western Digital Corp.	32,500	980
	Western Union Co.	95,232	1,420
	Xerox Corp.	195,270	1,570
	Xilinx, Inc.	38,800	980
*	Yahoo!, Inc.	166,700	2,305

	Total		246,775

	Materials (3.3%)

	Air Products and Chemicals, Inc.	30,067	1,949
	Airgas, Inc.	11,800	734
	AK Steel Holding Corp.	15,600	186
	Alcoa, Inc.	144,507	1,454
	Allegheny Technologies, Inc.	13,917	615
	Ball Corp.	13,032	688
	Bemis Co., Inc.	15,400	416
	CF Industries Holdings, Inc.	10,100	641
	Cliffs Natural Resources, Inc.	19,200	905
	The Dow Chemical Co.	163,509	3,878
	E.I. du Pont de Nemours and Co.	128,328	4,439
	Eastman Chemical Co.	10,225	546
	Ecolab, Inc.	33,000	1,482
	FMC Corp.	10,300	592
	Freeport-McMoRan Copper & Gold, Inc.	66,788	3,949
	International Flavors & Fragrances, Inc.	11,300	479
	International Paper Co.	61,866	1,400
	MeadWestvaco Corp.	24,179	537
	Monsanto Co.	77,306	3,573
	Newmont Mining Corp.	69,580	4,296
	Nucor Corp.	44,632	1,708
*	Owens-Illinois, Inc.	23,400	619
*	Pactiv Corp.	18,800	524
	PPG Industries, Inc.	23,567	1,424
	Praxair, Inc.	43,300	3,290
	Sealed Air Corp.	22,542	445
	Sigma-Aldrich Corp.	17,200	857
*	Titanium Metals Corp.	12,000	211
	United States Steel Corp.	20,350	784
	Vulcan Materials Co.	18,100	793

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

	Weyerhaeuser Co.	29,980	1,055

	Total		44,469

	Telecommunication Services (2.9%)

*	American Tower Corp. - Class A	57,100	2,541
	AT&T, Inc.	836,775	20,242
	CenturyLink, Inc.	42,559	1,418
	Frontier Communications Corp.	44,200	314
*	MetroPCS Communications, Inc.	37,000	303
	Qwest Communications International, Inc.	211,435	1,110
*	Sprint Nextel Corp.	422,102	1,790
	Verizon Communications, Inc.	400,342	11,217
	Windstream Corp.	68,392	722

	Total		39,657

	Utilities (3.7%)

*	The AES Corp.	94,600	874
	Allegheny Energy, Inc.	24,000	496
	Ameren Corp.	33,767	803
	American Electric Power Co., Inc.	67,840	2,191
	CenterPoint Energy, Inc.	58,962	776
	CMS Energy Corp.	32,500	476
	Consolidated Edison, Inc.	39,950	1,722
	Constellation Energy Group, Inc.	28,600	922
	Dominion Resources, Inc.	84,376	3,269
	DTE Energy Co.	23,850	1,088
	Duke Energy Corp.	185,973	2,976
	Edison International	46,120	1,463
	Entergy Corp.	26,809	1,920
	EQT Corp.	20,400	737
	Exelon Corp.	93,524	3,551
	FirstEnergy Corp.	43,165	1,521
	Integrys Energy Group, Inc.	10,932	478
	NextEra Energy, Inc.	58,714	2,863
	Nicor, Inc.	6,450	261
	NiSource, Inc.	39,273	569
	Northeast Utilities	24,900	634
*	NRG Energy, Inc.	36,200	768
	ONEOK, Inc.	15,100	653
	Pepco Holdings, Inc.	31,600	496
	PG&E Corp.	52,725	2,167
	Pinnacle West Capital Corp.	15,400	560
	PPL Corp.	53,568	1,337
	Progress Energy, Inc.	40,692	1,596
	Public Service Enterprise Group, Inc.	71,672	2,246
	Questar Corp.	24,800	1,128
	SCANA Corp.	16,100	576
	Sempra Energy	35,102	1,642
	Southern Co.	116,800	3,887
	TECO Energy, Inc.	30,300	457

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued

	Wisconsin Energy Corp.	16,600	842
	Xcel Energy, Inc.	65,120	1,342

	Total		49,287

	Total Common Stocks
	(Cost: $1,305,164)		1,319,159

	Short-Term Investments (2.0%)
	Federal Government & Agencies (0.3%)
	Federal Home Loan
	Bank, 0.17%, 7/28/10	3,300,000	3,300

	Total		3,300

	Finance Services (0.7%)

	Alpine Securitization,
	0.33%, 7/6/10	5,000,000	5,000
	Ciesco LLC,
	0.30%, 7/7/10	5,000,000	4,999

	Total		9,999

	Retail Food and Drug (0.3%)

	CVS Caremark Corp.,
	0.28%, 7/1/10	3,800,000	3,800

	Total		3,800

	Utilities (0.7%)

(b)	American Electric Power Co., Inc., 0.39%, 7/9/10	5,000,000	4,999
	Public Service Electric & Gas Co., 0.32%, 7/9/10	5,000,000	5,000

	Total		9,999

	Total Short-Term Investments
	(Cost: $27,098)		27,098

	Total Investments (99.9%)
	(Cost: $1,332,262)(a)		1,346,257

	Other Assets, Less
	Liabilities (0.1%)		1,367

	Net Assets (100.0%)		1,347,624

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio  17

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,332,262 and the net unrealized appreciation of investments based on that cost was $13,995 which is comprised of $300,233 aggregate gross unrealized appreciation and $286,238 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2010, $28,224)	104	9/10	$ (1,533)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$1,319,159	$-	$-

Short-Term Investments	-	27,098	-

Liabilities:

Other Financial Instruments^	(1,533)	-	-

Total	$1,317,626	$27,098	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

18  Index 500 Stock Portfolio

Large Company Value Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 916.79	$ 3.80

Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$ 4.01

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Company Value Portfolio  19

Large Company Value Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.0%)

	Best Buy Co., Inc.	5,200	176
	CBS Corp. - Class B	23,600	305
	Comcast Corp. - Class A	29,300	509
	Darden Restaurants, Inc.	3,200	124
*	Kohl’s Corp.	5,200	247
	Macy’s, Inc.	16,500	296
	Starbucks Corp.	5,700	139
	Time Warner Cable, Inc.	4,000	208
	Time Warner, Inc.	20,200	584
	VF Corp.	3,500	249
	Viacom, Inc. - Class B	13,900	436

	Total		3,273

	Consumer Staples (12.1%)

	Altria Group, Inc.	30,300	607
	Archer-Daniels-Midland Co.	4,800	124
	The Clorox Co.	6,200	386
	The Coca-Cola Co.	16,500	827
*	Energizer Holdings, Inc.	4,200	211
	Kraft Foods, Inc. - Class A	16,900	473
	The Kroger Co.	15,400	303
	Lorillard, Inc.	1,800	130
	The Procter & Gamble Co.	12,200	732
	Sysco Corp.	10,500	300
	Unilever NV	17,400	475
	Walgreen Co.	13,100	350
	Wal-Mart Stores, Inc.	16,400	788

	Total		5,706

	Energy (11.6%)

	Apache Corp.	5,800	488
	Baker Hughes, Inc.	8,200	341
	Chevron Corp.	19,300	1,310
	ConocoPhillips	17,100	839
	Devon Energy Corp.	6,100	372
	Exxon Mobil Corp.	16,600	947
	National-Oilwell Varco, Inc.	9,700	321
	Occidental Petroleum Corp.	4,600	355
*	Transocean, Ltd.	4,600	213
	Valero Energy Corp.	13,800	248

	Total		5,434

	Financials (22.9%)

	The Allstate Corp.	17,800	511
	Ameriprise Financial, Inc.	7,900	285
	Bank of America Corp.	102,800	1,477
	The Bank of New York Mellon Corp.	15,500	383
*	Berkshire Hathaway, Inc. - Class B	6,100	486
	The Chubb Corp.	10,600	530
*	Citigroup, Inc.	114,600	431

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	4,300	565
	JPMorgan Chase & Co.	45,000	1,648
	Loews Corp.	14,600	486
	Morgan Stanley	14,200	330
	PNC Financial Services Group, Inc.	6,900	390
	Principal Financial Group, Inc.	8,100	190
	Simon Property Group, Inc.	3,000	242
	Torchmark Corp.	6,100	302
	The Travelers Cos., Inc.	12,900	635
	U.S. Bancorp	27,700	619
	Wells Fargo & Co.	42,500	1,088
	XL Capital, Ltd. - Class A	9,200	147

	Total		10,745

	Health Care (14.1%)

	Abbott Laboratories	8,800	412
	Aetna, Inc.	7,800	206
*	Amgen, Inc.	13,300	700
	Eli Lilly and Co.	8,900	298
*	Gilead Sciences, Inc.	6,200	213
	Johnson & Johnson	25,400	1,500
	Medtronic, Inc.	5,000	181
	Merck & Co., Inc.	35,100	1,227
	Pfizer, Inc.	107,300	1,530
	Quest Diagnostics, Inc.	2,400	120
*	WellPoint, Inc.	5,200	254

	Total		6,641

	Industrials (8.5%)

	Avery Dennison Corp.	5,400	174
	Dover Corp.	6,000	251
	General Electric Co.	98,300	1,417
	Honeywell International, Inc.	5,300	207
	Ingersoll-Rand PLC	11,800	407
	Lockheed Martin Corp.	3,500	261
	Northrop Grumman Corp.	9,200	501
	Pitney Bowes, Inc.	8,400	184
	R.R. Donnelley & Sons Co.	10,900	178
*	The Shaw Group, Inc.	4,700	161
	Tyco International, Ltd.	7,500	264

	Total		4,005

	Information Technology (7.6%)

	Activision Blizzard, Inc.	14,700	154
	Applied Materials, Inc.	12,900	155
*	Cisco Systems, Inc.	15,300	326
*	Fiserv, Inc.	4,200	192
	Hewlett-Packard Co.	11,800	511
	Intel Corp.	18,900	368

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	International Business Machines Corp.	4,700	580
	Microsoft Corp.	40,400	929
	Oracle Corp.	17,800	382

	Total		3,597

	Materials (2.1%)

	E.I. du Pont de Nemours and Co.	7,100	246
	Freeport-McMoRan Copper & Gold, Inc.	1,700	101
	International Paper Co.	9,400	213
	Nucor Corp.	5,600	214
	PPG Industries, Inc.	3,300	199

	Total		973

	Telecommunication Services (6.4%)

	AT&T, Inc.	71,500	1,730
	CenturyLink, Inc.	5,900	196
	Verizon Communications, Inc.	38,500	1,079

	Total		3,005

	Utilities (3.6%)

	American Electric Power Co., Inc.	6,600	213
	Exelon Corp.	14,200	539
*	NRG Energy, Inc.	6,200	131
	PG&E Corp.	8,800	362
	PPL Corp.	17,300	432

	Total		1,677

	Total Common Stocks
	(Cost: $48,758)		45,056

	Short-Term Investments (4.4%)

	Federal Government & Agencies (4.4%)

(b)	Federal Home Loan Bank,
	0.00%, 7/1/10	2,086,000	2,086

	Total		2,086

	Other Holdings (0.0%)
	JPMorgan Money Market Fund	1,738	2

	Total		2

	Total Short-Term Investments
	(Cost: $2,088)		2,088

	Total Investments (100.3%)
	(Cost: $50,846)(a)		47,144

	Other Assets, Less
	Liabilities (-0.3%)		(138)

	Net Assets (100.0%)		47,006

The Accompanying Notes are an Integral Part of the Financial Statements.

20  Large Company Value Portfolio

Large Company Value Portfolio

*	Non-Income Producing

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $50,846 and the net unrealized depreciation of investments based on that cost was $3,702 which is comprised of $1,428 aggregate gross unrealized appreciation and $5,130 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2010, $1,482)	28	9/10	$ (45)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$45,056	$-	$-

Short-Term Investments	-	2,088	-

Liabilities:

Other Financial Instruments^	(45)	-	-

Total	$45,011	$2,088	$-
^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio   21

Domestic Equity Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 936.79	$ 2.79

Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$ 2.91

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22  Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.0%)

	Carnival Corp.	119,400	3,611
	CBS Corp. - Class B	191,300	2,473
*	Discovery Communications, Inc. - Class A	136,400	4,871
	Gannett Co., Inc.	124,400	1,674
	The Home Depot, Inc.	60,300	1,693
	Leggett & Platt, Inc.	223,700	4,487
	Lowe’s Cos., Inc.	175,800	3,590
	McDonald’s Corp.	50,500	3,326
	Stanley Black & Decker, Inc.	85,600	4,325
	Target Corp.	96,300	4,735
	Time Warner Cable, Inc.	86,000	4,479
	Time Warner, Inc.	87,233	2,522
	Viacom, Inc. - Class B	167,800	5,264

	Total		47,050

	Consumer Staples (10.7%)

	Altria Group, Inc.	286,200	5,735
	Colgate-Palmolive Co.	13,700	1,079
	General Mills, Inc.	95,100	3,378
	Kraft Foods, Inc. - Class A	202,857	5,680
	PepsiCo, Inc.	28,700	1,749
	Philip Morris International, Inc.	215,400	9,874
	The Procter & Gamble Co.	116,200	6,970
	Wal-Mart Stores, Inc.	30,600	1,471

	Total		35,936

	Energy (8.2%)

	Anadarko Petroleum Corp.	36,600	1,321
	Cenovus Energy, Inc.	45,000	1,161
	Chevron Corp.	129,446	8,784
	Diamond Offshore Drilling, Inc.	28,200	1,754
	Pioneer Natural Resources Co.	23,000	1,367
	Royal Dutch Shell PLC - Class A, ADR	113,000	5,675
	Royal Dutch Shell PLC - Class B, ADR	46,628	2,251
*	Transocean, Ltd.	43,847	2,031
*	Weatherford International, Ltd.	243,900	3,205

	Total		27,549

	Financials (16.6%)

	The Allstate Corp.	193,900	5,571
	Aon Corp.	54,300	2,015
	Arthur J. Gallagher & Co.	179,900	4,386
	The Bank of New York Mellon Corp.	143,000	3,531
	BB&T Corp.	121,500	3,197
	The Goldman Sachs Group, Inc.	52,550	6,898

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Hudson City Bancorp, Inc.	189,700	2,322
	JPMorgan Chase & Co.	209,800	7,681
	Mercury General Corp.	139,800	5,793
	Plum Creek Timber Co., Inc.	5,300	183
	The Progressive Corp.	169,000	3,164
	RenaissanceRe Holdings, Ltd.	24,500	1,378
	The Toronto-Dominion Bank	97,600	6,335
	Ventas, Inc.	68,900	3,235

	Total		55,689

	Health Care (8.1%)

*	Boston Scientific Corp.	763,000	4,425
	Bristol-Myers Squibb Co.	170,400	4,250
	Medtronic, Inc.	147,800	5,361
	Merck & Co., Inc.	373,703	13,068

	Total		27,104

	Industrials (13.0%)

	3M Co.	59,100	4,668
	The Boeing Co.	33,000	2,071
	Emerson Electric Co.	177,000	7,733
	FedEx Corp.	16,100	1,129
	General Electric Co.	711,300	10,257
	Illinois Tool Works, Inc.	114,500	4,727
*	Jacobs Engineering Group, Inc.	36,500	1,330
	Norfolk Southern Corp.	104,700	5,554
*	Spirit AeroSystems Holdings, Inc. - Class A	99,100	1,889
	United Parcel Service, Inc. - Class B	43,200	2,458
	United Technologies Corp.	25,100	1,629

	Total		43,445

	Information Technology (9.9%)

	International Business Machines Corp.	47,500	5,865
	Jabil Circuit, Inc.	429,400	5,711
	Maxim Integrated Products, Inc.	463,500	7,754
	Microsoft Corp.	156,600	3,604
	Nintendo Co., Ltd., ADR	196,800	7,335
	QUALCOMM, Inc.	12,600	414
	Tyco Electronics, Ltd.	92,300	2,343

	Total		33,026

	Materials (6.6%)

	Air Products and Chemicals, Inc.	46,300	3,001
	Cliffs Natural Resources, Inc.	61,500	2,900
	The Dow Chemical Co.	55,800	1,324
	Nucor Corp.	259,100	9,918

Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Vulcan Materials Co.	113,400	4,970

Total		22,113

Telecommunication Services (0.8%)

AT&T, Inc.	50,000	1,210
Verizon Communications, Inc.	56,900	1,594

Total		2,804

Utilities (5.3%)

American Electric Power Co., Inc.	92,700	2,994
American Water Works Co., Inc.	327,200	6,740
Edison International	116,600	3,699
National Grid PLC, ADR	107,900	3,974
Sempra Energy	9,600	449

Total		17,856

Total Common Stocks (Cost: $309,307)		312,572

Short-Term Investments (6.2%)

Commercial Banks Non-US (0.9%)

Barclays US Funding Corp., 0.15%, 7/16/10	3,000,000	3,000

Total		3,000

Federal Government & Agencies (0.9%)

Federal Home Loan Bank, 0.10%, 8/13/10	3,000,000	2,999

Total		2,999

Finance Services (2.6%)

Alpine Securitization, 0.33%, 7/7/10	3,000,000	3,000
Ciesco LLC, 0.30%, 7/7/10	3,000,000	3,000
Nestle Capital Corp., 0.19%, 7/1/10	2,700,000	2,700

Total		8,700

Short Term Business Credit (0.9%)

Atlantic Asset Securitization LLC, 0.35%, 7/9/10	3,000,000	3,000

Total		3,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio  23

Domestic Equity Portfolio

Short-Term Investments (6.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.9%)
Public Service Electric & Gas Co., 0.32%, 7/9/10	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $20,699)		20,699

Total Investments (99.4%) (Cost: $330,006)(a)		333,271

Other Assets, Less
Liabilities (0.6%)		2,053

Net Assets (100.0%)		335,324

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $330,006 and the net unrealized appreciation of investments based on that cost was $3,265 which is comprised of $28,116 aggregate gross unrealized appreciation and $24,851 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$312,572	$-	$-

Preferred Stocks	-	-	-

Short-Term Investments	-	20,699	-

Other Financial Instruments#	-	-	-

Total	$312,572	$20,699	$-

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

24  Domestic Equity Portfolio

Equity Income Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 943.02	$ 3.23

Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$ 3.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Income Portfolio  25

Equity Income Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.4%)

*	Bed Bath & Beyond, Inc.	50,300	1,865
	Cablevision Systems Corp. - Class A	60,400	1,450
	Comcast Corp. - Class A	49,100	853
	D.R. Horton, Inc.	35,300	347
	Fortune Brands, Inc.	62,400	2,445
	Genuine Parts Co.	23,500	927
	H&R Block, Inc.	38,400	603
	Harley-Davidson, Inc.	38,200	849
	The Home Depot, Inc.	118,200	3,318
	Macy’s, Inc.	43,500	779
*	Madison Square Garden, Inc. - Class A	14,350	282
	Marriott International, Inc. - Class A	50,227	1,504
	Mattel, Inc.	81,300	1,720
	The McGraw-Hill Cos., Inc.	69,800	1,964
*	MGM MIRAGE	56,000	540
*	The New York Times Co. - Class A	88,200	763
	Tiffany & Co.	22,900	868
	Time Warner, Inc.	103,400	2,989
	The Walt Disney Co.	78,200	2,463
	Whirlpool Corp.	23,700	2,082
	WPP PLC, ADR	5,400	253

	Total		28,864

	Consumer Staples (4.7%)

	Archer-Daniels-Midland Co.	21,500	555
	Campbell Soup Co.	8,900	319
	The Hershey Co.	71,000	3,403
	Kimberly-Clark Corp.	36,000	2,183
	Kraft Foods, Inc. - Class A	48,500	1,358
	McCormick & Co., Inc.	23,400	888
	Wal-Mart Stores, Inc.	14,100	678

	Total		9,384

	Energy (12.1%)

	Anadarko Petroleum Corp.	39,400	1,422
	Baker Hughes, Inc.	12,300	511
	BP PLC, ADR	47,900	1,383
	Chevron Corp.	72,200	4,900
	ConocoPhillips	23,700	1,164
	Exxon Mobil Corp.	72,200	4,121
	Murphy Oil Corp.	51,500	2,552
	Royal Dutch Shell PLC - Class A, ADR	69,800	3,505
	Schlumberger, Ltd.	42,400	2,346
	Spectra Energy Corp.	46,950	942
	Sunoco, Inc.	39,600	1,377

	Total		24,223

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Financials (20.5%)

	American Express Co.	114,700	4,554
	Bank of America Corp.	306,023	4,397
	The Bank of New York Mellon Corp.	74,900	1,849
	Capital One Financial Corp.	37,000	1,491
	The Chubb Corp.	17,600	880
	JPMorgan Chase & Co.	168,288	6,161
	KeyCorp	120,800	929
	Legg Mason, Inc.	61,900	1,735
	Lincoln National Corp.	62,976	1,530
	Marsh & McLennan Cos., Inc.	98,300	2,217
	Marshall & Ilsley Corp.	74,500	535
	NYSE Euronext	44,300	1,224
	Och-Ziff Capital Management Group - Class A	32,700	412
	The Progressive Corp.	46,200	865
	Regions Financial Corp.	111,300	732
*	SLM Corp.	117,500	1,221
	Sun Life Financial, Inc.	49,900	1,313
	SunTrust Banks, Inc.	70,200	1,636
	The Travelers Cos., Inc.	11,727	577
	U.S. Bancorp	140,300	3,136
	Wells Fargo & Co.	151,500	3,878

	Total		41,272

	Health Care (5.3%)

*	Amgen, Inc.	21,800	1,147
	Bristol-Myers Squibb Co.	71,600	1,786
	Eli Lilly and Co.	52,400	1,755
	Johnson & Johnson	32,700	1,931
	Merck & Co., Inc.	68,100	2,381
	Pfizer, Inc.	117,026	1,669

	Total		10,669

	Industrials (13.5%)

	3M Co.	45,100	3,562
	Avery Dennison Corp.	39,100	1,256
	The Boeing Co.	30,100	1,889
	Cooper Industries PLC	32,700	1,439
	Deere & Co.	33,800	1,882
	Eaton Corp.	11,400	746
	Emerson Electric Co.	18,400	804
	General Electric Co.	339,500	4,896
	Honeywell International, Inc.	53,900	2,104
	Illinois Tool Works, Inc.	56,600	2,336
	ITT Corp.	24,600	1,105
	Lockheed Martin Corp.	16,800	1,252
	Masco Corp.	103,000	1,108
	Pall Corp.	7,100	244
	United Parcel Service, Inc. - Class B	37,300	2,122
*	USG Corp.	36,100	436

	Total		27,181

The Accompanying Notes are an Integral Part of the Financial Statements.

26  Equity Income Portfolio

Equity Income Portfolio

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (5.6%)

	Analog Devices, Inc.	64,700	1,803
	Applied Materials, Inc.	60,400	726
*	Cisco Systems, Inc.	35,800	763
	Computer Sciences Corp.	37,000	1,674
*	Dell, Inc.	80,200	967
*	eBay, Inc.	53,700	1,053
*	Electronic Arts, Inc.	48,200	694
	Intel Corp.	58,500	1,138
	Microsoft Corp.	106,100	2,441

	Total		11,259

	Materials (6.8%)

	Alcoa, Inc.	56,700	570
	E.I. du Pont de Nemours and Co.	53,400	1,847
	International Flavors & Fragrances, Inc.	39,400	1,671
	International Paper Co.	107,300	2,428
	MeadWestvaco Corp.	49,200	1,092
	Monsanto Co.	40,500	1,872
	Nucor Corp.	50,300	1,926
	Vulcan Materials Co.	35,800	1,569
	Weyerhaeuser Co.	17,600	620

	Total		13,595

	Telecommunication Services (3.8%)

	AT&T, Inc.	160,835	3,891
	Qwest Communications International, Inc.	299,900	1,574
*	Sprint Nextel Corp.	122,300	519
	Verizon Communications, Inc.	62,900	1,762

	Total		7,746

	Utilities (8.1%)

	CenterPoint Energy, Inc.	39,100	515
	Constellation Energy Group, Inc.	31,700	1,022
	Duke Energy Corp.	83,500	1,336
	Entergy Corp.	21,000	1,504
	Exelon Corp.	54,000	2,050
	FirstEnergy Corp.	17,600	620
	NiSource, Inc.	126,500	1,834
*	NRG Energy, Inc.	23,900	507
	PG&E Corp.	29,400	1,208
	Pinnacle West Capital Corp.	30,100	1,095
	PPL Corp.	45,200	1,128
	Progress Energy, Inc.	38,500	1,510
	TECO Energy, Inc.	28,200	425
	Xcel Energy, Inc.	73,900	1,523

	Total		16,277

	Total Common Stocks (Cost: $223,656)		190,470

Foreign Common Stocks (0.6%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.2%)

WPP PLC	United Kingdom	49,400	464

Total			464

Telecommunication Services (0.4%)

Vodafone Group PLC	United Kingdom	365,100	757

Total			757

Total Foreign Common Stocks (Cost: $1,106)			1,221

Short-Term Investments (4.6%)

Other Holdings (4.6%)

T. Rowe Price Reserve Investment Fund		9,164,765	9,165

Total Short-Term Investments (Cost: $9,165)			9,165

Total Investments (100.0%) (Cost: $233,927)(a)			200,856

Other Assets, Less Liabilities (0.0%)			(96)

Net Assets (100.0%)			200,760

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio  27

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $233,927 and the net unrealized depreciation of investments based on that cost was $33,071 which is comprised of $8,973 aggregate gross unrealized appreciation and $42,044 aggregate gross unrealized depreciation.

(l)	As of June 30, 2010 portfolio securities with an aggregate value of $1,221 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$190,470	$-	$-

Foreign Common Stocks	1,221	-	-

Short-Term Investments	-	9,165	-

Other Financial Instruments#	-	-	-

Total	$191,691	$9,165	$-

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

28  Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 962.76	$ 2.63

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$ 2.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio  29

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.9%)

*	Apollo Group, Inc. - Class A	15,800	671
*	Bed Bath & Beyond, Inc.	195,300	7,242
*	BorgWarner, Inc.	200,300	7,479
	Chico’s FAS, Inc.	710,900	7,024
	DeVry, Inc.	311,400	16,345
*	Dollar Tree, Inc.	403,950	16,816
*	Focus Media Holding, Ltd., ADR	101,900	1,582
*	GameStop Corp. - Class A	533,300	10,021
	International Game Technology	517,000	8,117
*	Jack in the Box, Inc.	560,700	10,906
	Limited Brands, Inc.	204,700	4,518
	Marriott International, Inc. - Class A	137,300	4,111
	The McGraw-Hill Cos., Inc.	179,800	5,059
	Nordstrom, Inc.	81,000	2,607
*	O’Reilly Automotive, Inc.	331,860	15,783
*	Penn National Gaming, Inc.	293,100	6,771
*	Priceline.com, Inc.	24,300	4,290

	Total		129,342

	Consumer Staples (3.0%)

	The J.M. Smucker Co.	143,000	8,612
	Mead Johnson Nutrition Co.	169,000	8,470
*	Ralcorp Holdings, Inc.	101,700	5,573

	Total		22,655

	Energy (5.4%)

*	Cameron International Corp.	394,400	12,826
*	Dresser-Rand Group, Inc.	189,100	5,966
	Ensco PLC, ADR	140,200	5,507
*	FMC Technologies, Inc.	119,400	6,288
*	Petrohawk Energy Corp.	254,300	4,315
	Range Resources Corp.	160,400	6,440

	Total		41,342

	Financials (8.3%)

	Assured Guaranty, Ltd.	397,912	5,280
*	CB Richard Ellis Group, Inc. - Class A	388,700	5,290
	DuPont Fabros Technology, Inc.	277,700	6,820
	Greenhill & Co., Inc.	51,500	3,148
*	IntercontinentalExchange, Inc.	60,983	6,893
	Invesco, Ltd.	281,500	4,738
*	MBIA, Inc.	601,300	3,373
	Moody’s Corp.	126,200	2,514
	Northern Trust Corp.	109,588	5,118

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Raymond James Financial, Inc.	348,400	8,602
	SEI Investments Co.	368,600	7,505
	Synovus Financial Corp.	1,735,800	4,409

	Total		63,690

	Health Care (11.8%)

	AmerisourceBergen Corp.	362,000	11,493
*	Celgene Corp.	153,100	7,781
*	Cerner Corp.	73,900	5,608
*	Charles River Laboratories International, Inc.	198,000	6,774
*	Covance, Inc.	72,200	3,705
*	DaVita, Inc.	179,800	11,227
*	Express Scripts, Inc.	253,000	11,896
*	Immucor, Inc.	755,049	14,384
*	Mettler-Toledo International, Inc.	104,400	11,654
	Pharmaceutical Product Development, Inc.	232,000	5,895

	Total		90,417

	Industrials (16.7%)

	Bucyrus International, Inc.	37,600	1,784
	C.H. Robinson Worldwide, Inc.	172,700	9,612
*	Corrections Corp. of America	621,100	11,850
	Cummins, Inc.	117,800	7,672
	Dover Corp.	307,600	12,855
	Expeditors International of Washington, Inc.	325,260	11,225
*	Foster Wheeler AG	292,300	6,156
*	FTI Consulting, Inc.	106,900	4,660
	Knight Transportation, Inc.	329,500	6,669
	L-3 Communications Holdings, Inc.	101,900	7,219
	MSC Industrial Direct Co., Inc. - Class A	236,700	11,991
	Precision Castparts Corp.	41,200	4,240
	Regal-Beloit Corp.	163,600	9,126
	Ritchie Bros. Auctioneers, Inc.	189,500	3,453
	Robert Half International, Inc.	317,800	7,484
	Roper Industries, Inc.	211,200	11,819

	Total		127,815

	Information Technology (23.0%)

*	Alliance Data Systems Corp.	198,600	11,821

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Amphenol Corp. - Class A	319,300	12,542
*	Autodesk, Inc.	355,000	8,648
*	Avago Technologies, Ltd.	430,100	9,058
*	BMC Software, Inc.	274,100	9,492
*	Citrix Systems, Inc.	131,400	5,549
*	Cognizant Technology Solutions Corp. - Class A	163,400	8,180
	FactSet Research Systems, Inc.	162,700	10,899
	Global Payments, Inc.	288,000	10,523
*	Juniper Networks, Inc.	394,300	8,998
	KLA-Tencor Corp.	161,580	4,505
*	Marvell Technology Group, Ltd.	413,400	6,515
	Microchip Technology, Inc.	332,995	9,237
*	NetApp, Inc.	366,300	13,667
*	Silicon Laboratories, Inc.	224,700	9,114
*	Sybase, Inc.	129,300	8,361
*	VeriFone Holdings, Inc.	444,600	8,416
	Western Union Co.	676,300	10,084
*	Zebra Technologies Corp. - Class A	408,800	10,371

	Total		175,980

	Materials (5.5%)

	Ecolab, Inc.	92,700	4,163
	Martin Marietta Materials, Inc.	51,200	4,342
*	Owens-Illinois, Inc.	434,800	11,501
	Praxair, Inc.	201,940	15,345
*	Titanium Metals Corp.	363,600	6,396

	Total		41,747

	Other Holdings (0.8%)

	SPDR Metals & Mining ETF	127,900	5,844

	Total		5,844

	Telecommunication Services (1.5%)

*	Crown Castle International Corp.	98,200	3,659
*	SBA Communications Corp. - Class A	238,300	8,104

	Total		11,763

	Utilities (1.5%)

	EQT Corp.	315,300	11,395

	Total		11,395

	Total Common Stocks (Cost: $764,175)		721,990

The Accompanying Notes are an Integral Part of the Financial Statements.

30  Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

	Short-Term Investments (5.3%)	Shares/ $ Par	Value $ (000’s)

	Energy (0.7%)

	Sempra Global, 0.42%, 7/1/10	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.6%)

(b)	Federal Home Loan Bank, 0.19%, 8/25/10	5,000,000	4,998

	Total		4,998

	Finance Services (0.6%)

	Alpine Securitization, 0.33%, 7/7/10	5,000,000	5,000

	Total		5,000

Short-Term Investments (5.3%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug (1.2%)

CVS Caremark Corp., 0.28%, 7/1/10	9,000,000	9,000

Total		9,000

Short Term Business Credit (2.0%)

Atlantic Asset Securitization LLC, 0.33%, 7/15/10	5,000,000	5,000
Falcon Asset Securitization Co. LLC, 0.33%, 7/8/10	10,000,000	9,999

Total		14,999

Short-Term Investments (5.3%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.2%)

American Electric Power Co., Inc., 0.39%, 7/9/10	1,800,000	1,800

Total		1,800

Total Short-Term Investments (Cost: $40,797)		40,797

Total Investments (99.7%) (Cost: $804,972)(a)		762,787

Other Assets, Less Liabilities (0.3%)		2,357

Net Assets (100.0%)		765,144

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $804,972 and the net unrealized depreciation of investments based on that cost was $42,185 which is comprised of $71,633 aggregate gross unrealized appreciation and $113,818 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2010, $5,376)	14	9/10	$ (406)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$721,990	$-	$-

Short-Term Investments	-	40,797	-

Liabilities:

Other Financial Instruments^	(406)	-	-

Total	$721,584	$40,797	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio   31

Index 400 Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poors®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poors MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as exchange-traded funds, futures and option contracts and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*

Actual	$1,000.00	$ 984.75	$ 1.33

Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$ 1.35

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32  Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)

*	99 Cents Only Stores	18,233	270
	Aaron’s, Inc.	32,400	553
	Advance Auto Parts, Inc.	34,700	1,741
*	Aeropostale, Inc.	37,175	1,065
	American Eagle Outfitters, Inc.	82,950	975
	American Greetings Corp. - Class A	15,700	295
*	AnnTaylor Stores Corp.	23,350	380
*	Bally Technologies, Inc.	21,900	709
	Barnes & Noble, Inc.	15,800	204
	Bob Evans Farms, Inc.	12,100	298
*	BorgWarner, Inc.	46,700	1,744
*	Boyd Gaming Corp.	21,900	186
	Brinker International, Inc.	40,775	590
	Burger King Holdings, Inc.	36,600	616
*	Career Education Corp.	26,300	605
*	The Cheesecake Factory, Inc.	23,950	533
	Chico’s FAS, Inc.	71,000	702
*	Chipotle Mexican Grill, Inc.	12,500	1,710
*	Coldwater Creek, Inc.	23,100	78
*	Collective Brands, Inc.	25,742	407
*	Corinthian Colleges, Inc.	34,900	344
*	Dick’s Sporting Goods, Inc.	35,800	891
*	Dollar Tree, Inc.	50,550	2,104
*	DreamWorks Animation SKG, Inc. - Class A	30,200	862
*	The Dress Barn, Inc.	23,800	567
	Foot Locker, Inc.	62,200	785
*	Fossil, Inc.	19,300	670
	Gentex Corp.	55,400	996
	Guess?, Inc.	23,200	725
*	Hanesbrands, Inc.	38,000	914
	Harte-Hanks, Inc.	15,150	158
	International Speedway Corp. - Class A	12,100	312
*	ITT Educational Services, Inc.	11,500	955
*	J. Crew Group, Inc.	22,300	821
	John Wiley & Sons, Inc. - Class A	17,200	665
	KB Home	29,400	323
(m)*	Krispy Kreme Doughnuts, Inc. - Warrants	1,559	—
*	Lamar Advertising Co. - Class A	21,200	520
*	LIFE TIME FITNESS, Inc.	16,600	528
*	LKQ Corp.	56,700	1,093
	M.D.C. Holdings, Inc.	15,000	404
	Matthews International Corp. - Class A	12,000	351

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Mohawk Industries, Inc.	22,300	1,020
*	NetFlix, Inc.	16,400	1,782
*	NVR, Inc.	2,400	1,572
*	Panera Bread Co. - Class A	12,700	956
	PetSmart, Inc.	47,000	1,418
	Phillips-Van Heusen Corp.	22,500	1,041
	Regis Corp.	22,800	355
*	Rent-A-Center, Inc.	26,100	529
	The Ryland Group, Inc.	17,500	277
*	Saks, Inc.	63,900	485
	Scholastic Corp.	10,200	246
*	Scientific Games Corp.- Class A	26,200	241
	Service Corp. International	101,200	749
	Sotheby’s	26,600	608
	Strayer Education, Inc.	5,500	1,143
	Thor Industries, Inc.	15,500	368
*	The Timberland Co. - Class A	17,000	275
*	Toll Brothers, Inc.	55,800	913
	Tractor Supply Co.	14,400	878
	Tupperware Brands Corp.	25,100	1,000
*	Under Armour, Inc.	15,100	500
*	The Warnaco Group, Inc.	17,600	636
	Wendy’s/Arby’s Group, Inc.	133,200	533
	Williams-Sonoma, Inc.	42,700	1,060
*	WMS Industries, Inc.	20,700	812

	Total		48,046

	Consumer Staples (3.5%)

	Alberto-Culver Co.	34,000	921
*	BJ’s Wholesale Club, Inc.	21,400	792
	Church & Dwight Co., Inc.	28,150	1,765
	Corn Products International, Inc.	29,901	906
*	Energizer Holdings, Inc.	27,800	1,398
	Flowers Foods, Inc.	30,600	748
*	Green Mountain Coffee Roasters, Inc.	41,800	1,074
*	Hansen Natural Corp.	28,200	1,103
	Lancaster Colony Corp.	7,700	411
*	NBTY, Inc.	25,200	857
*	Ralcorp Holdings, Inc.	21,800	1,195
	Ruddick Corp.	16,300	505
*	Smithfield Foods, Inc.	58,600	873
	Tootsie Roll Industries, Inc.	10,711	253
	Universal Corp.	9,600	381

	Total		13,182

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Energy (5.4%)

	Arch Coal, Inc.	64,500	1,278
*	Atwood Oceanics, Inc.	22,500	574
*	Bill Barrett Corp.	15,500	477
	Cimarex Energy Co.	33,300	2,384
*	Comstock Resources, Inc.	18,800	521
*	Exterran Holdings, Inc.	25,102	648
*	Forest Oil Corp.	44,600	1,220
	Frontier Oil Corp.	42,000	565
*	Helix Energy Solutions Group, Inc.	36,500	393
*	Mariner Energy, Inc.	41,000	881
*	Newfield Exploration Co.	53,000	2,590
*	Oceaneering International, Inc.	21,900	983
	Overseas Shipholding Group, Inc.	10,500	389
*	Patriot Coal Corp.	29,900	351
	Patterson-UTI Energy, Inc.	61,100	786
*	Plains Exploration & Production Co.	55,666	1,147
*	Pride International, Inc.	69,700	1,557
*	Quicksilver Resources, Inc.	47,300	520
	Southern Union Co.	49,400	1,080
*	Superior Energy Services, Inc.	31,200	583
	Tidewater, Inc.	20,600	798
*	Unit Corp.	16,100	653

	Total		20,378

	Financials (19.1%)

*	Affiliated Managers Group, Inc.	17,700	1,076
	Alexandria Real Estate Equities, Inc.	17,600	1,115
	AMB Property Corp.	66,800	1,584
	American Financial Group, Inc.	30,050	821
*	AmeriCredit Corp.	38,500	701
	Apollo Investment Corp.	76,039	709
	Arthur J. Gallagher & Co.	41,100	1,002
	Associated Banc-Corp.	68,663	842
	Astoria Financial Corp.	32,600	449
	BancorpSouth, Inc.	29,200	522
	Bank of Hawaii Corp.	19,100	924
	BRE Properties, Inc.	24,700	912
	Brown & Brown, Inc.	46,800	896
	Camden Property Trust	26,100	1,066
	Cathay General Bancorp	31,200	322
	City National Corp.	17,300	886
	Commerce Bancshares, Inc.	29,202	1,051
	Corporate Office Properties Trust	23,400	884
	Cousins Properties, Inc.	40,398	272

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio  33

Index 400 Stock Portfolio

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Cullen/Frost Bankers, Inc.	24,000	1,234
	Duke Realty Corp.	89,100	1,011
	Eaton Vance Corp.	47,100	1,300
	Equity One, Inc.	14,000	218
	Essex Property Trust, Inc.	12,000	1,170
	Everest Re Group, Ltd.	23,400	1,655
	Federal Realty Investment Trust	24,400	1,715
	Fidelity National Financial, Inc. - Class A	91,191	1,185
	First American Financial Corp.	41,100	521
	First Niagara Financial
	Group, Inc.	83,000	1,040
	FirstMerit Corp.	42,810	733
	Fulton Financial Corp.	78,800	760
	Greenhill & Co., Inc.	8,500	520
	Hanover Insurance Group, Inc.	17,800	774
	HCC Insurance Holdings, Inc.	45,650	1,130
	Highwoods Properties, Inc.	28,400	788
	Hospitality Properties Trust	49,000	1,034
	International Bancshares Corp.	20,500	342
	Jefferies Group, Inc.	48,400	1,020
	Jones Lang LaSalle, Inc.	16,700	1,096
	Liberty Property Trust	45,000	1,298
	The Macerich Co.	51,488	1,922
	Mack-Cali Realty Corp.	31,500	937
	Mercury General Corp.	14,100	584
*	MSCI, Inc. - Class A	46,200	1,266
	Nationwide Health Properties, Inc.	47,600	1,703
	New York Community Bancorp, Inc.	172,921	2,641
	NewAlliance Bancshares, Inc.	42,100	472
	Old Republic International Corp.	95,675	1,161
	OMEGA Healthcare Investors, Inc.	36,900	735
	PacWest Bancorp	12,300	225
	Potlatch Corp.	15,847	566
	Prosperity Bancshares, Inc.	18,500	643
	Protective Life Corp.	34,000	727
	Raymond James Financial, Inc.	39,525	976
	Rayonier, Inc.	31,866	1,403
	Realty Income Corp.	41,500	1,259
	Regency Centers Corp.	32,500	1,118
	Reinsurance Group of America, Inc.	29,000	1,326
	SEI Investments Co.	51,300	1,044
	Senior Housing Properties Trust	50,600	1,018
	SL Green Realty Corp.	31,000	1,706

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	StanCorp Financial Group, Inc.	18,800	762
*	SVB Financial Group	16,600	684
	Synovus Financial Corp.	310,900	790
	TCF Financial Corp.	49,100	816
	Transatlantic Holdings, Inc.	25,500	1,223
	Trustmark Corp.	22,600	471
	UDR, Inc.	64,402	1,232
	Unitrin, Inc.	19,800	507
	Valley National Bancorp	63,930	871
	W.R. Berkley Corp.	51,050	1,351
	Waddell & Reed Financial, Inc. - Class A	34,300	750
	Washington Federal, Inc.	44,665	723
	Webster Financial Corp.	26,500	475
	Weingarten Realty Investors	41,500	791
	Westamerica Bancorporation	11,600	609
	Wilmington Trust Corp.	36,200	401

	Total		72,466

	Health Care (11.4%)

*	Affymetrix, Inc.	28,100	166
	Beckman Coulter, Inc.	27,800	1,676
*	Bio-Rad Laboratories, Inc. - Class A	7,700	666
*	Charles River Laboratories International, Inc.	26,300	900
*	Community Health Systems, Inc.	37,700	1,275
*	Covance, Inc.	25,700	1,319
*	Edwards Lifesciences Corp.	45,000	2,521
*	Endo Pharmaceuticals Holdings, Inc.	46,200	1,008
*	Gen-Probe, Inc.	19,700	895
*	Health Management Associates, Inc. - Class A	99,400	772
*	Health Net, Inc.	39,500	963
*	Henry Schein, Inc.	36,300	1,993
	Hill-Rom Holdings, Inc.	25,100	764
*	Hologic, Inc.	102,800	1,432
*	IDEXX Laboratories, Inc.	22,900	1,395
*	Immucor, Inc.	27,700	528
*	Kindred Healthcare, Inc.	15,600	200
*	Kinetic Concepts, Inc.	24,800	905
*	LifePoint Hospitals, Inc.	21,900	688
*	Lincare Holdings, Inc.	39,450	1,282
	Masimo Corp.	21,000	500
	Medicis Pharmaceutical Corp. - Class A	23,100	505
*	MEDNAX, Inc.	18,700	1,040
*	Mettler-Toledo
	International, Inc.	13,400	1,496
	Omnicare, Inc.	47,700	1,130
	Owens & Minor, Inc.	25,050	711

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Perrigo Co.	31,900	1,884
	Pharmaceutical Product Development, Inc.	47,100	1,197
*	Psychiatric Solutions, Inc.	22,700	743
*	ResMed, Inc.	30,100	1,830
	STERIS Corp.	23,500	730
	Techne Corp.	14,800	850
	Teleflex, Inc.	15,800	858
*	Thoratec Corp.	22,800	974
*	United Therapeutics Corp.	19,500	952
	Universal Health Services, Inc. - Class B	38,600	1,472
*	Valeant Pharmaceuticals International	24,900	1,302
*	VCA Antech, Inc.	34,100	844
*	Vertex Pharmaceuticals, Inc.	80,300	2,642
*	WellCare Health Plans, Inc.	16,800	399

	Total		43,407

	Industrials (13.5%)

	Acuity Brands, Inc.	16,800	611
*	Aecom Technology Corp.	45,500	1,049
*	AGCO Corp.	36,900	995
*	AirTran Holdings, Inc.	53,600	260
*	Alaska Air Group, Inc.	14,200	638
	Alexander & Baldwin, Inc.	16,300	485
*	Alliant Techsystems, Inc.	13,100	813
	AMETEK, Inc.	42,250	1,696
*	BE Aerospace, Inc.	40,600	1,032
	The Brink’s Co.	19,000	362
	Bucyrus International, Inc.	32,200	1,528
	Carlisle Companies, Inc.	24,200	874
*	Clean Harbors, Inc.	9,100	604
	Con-way, Inc.	21,400	642
*	Copart, Inc.	26,800	960
	The Corporate Executive Board Co.	13,600	357
*	Corrections Corp. of America	45,200	862
	Crane Co.	18,800	568
	Deluxe Corp.	20,400	383
	Donaldson Co., Inc.	30,600	1,305
*	FTI Consulting, Inc.	18,600	811
	Gardner Denver, Inc.	20,500	914
	GATX Corp.	18,400	491
	Graco, Inc.	24,100	679
	Granite Construction, Inc.	13,400	316
	Harsco Corp.	32,000	752
	Herman Miller, Inc.	22,600	427
	HNI Corp.	18,000	497
	Hubbell, Inc. - Class B	23,800	945
	IDEX Corp.	32,280	922
	J.B. Hunt Transport Services, Inc.	34,900	1,140
*	JetBlue Airways Corp.	82,425	453
	Joy Global, Inc.	40,950	2,051
*	Kansas City Southern	40,400	1,469

The Accompanying Notes are an Integral Part of the Financial Statements.

34  Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	KBR, Inc.	63,800	1,298
	Kennametal, Inc.	32,500	827
*	Kirby Corp.	21,500	822
*	Korn/Ferry International	18,200	253
	Landstar System, Inc.	19,900	776
	Lennox International, Inc.	19,300	802
	Lincoln Electric Holdings, Inc.	16,900	862
	Manpower, Inc.	32,500	1,403
	Mine Safety Appliances Co.	12,000	297
	MSC Industrial Direct Co., Inc. - Class A	17,600	892
*	Navigant Consulting, Inc.	20,100	209
	Nordson Corp.	13,500	757
*	Oshkosh Corp.	35,600	1,109
	Pentair, Inc.	39,200	1,262
	Regal-Beloit Corp.	15,300	853
	Rollins, Inc.	17,387	360
*	The Shaw Group, Inc.	33,500	1,146
	SPX Corp.	19,800	1,046
*	Terex Corp.	43,200	810
*	Thomas & Betts Corp.	21,000	729
	The Timken Co.	31,500	819
	Towers Watson & Co. - Class A	16,700	649
	Trinity Industries, Inc.	31,450	557
*	United Rentals, Inc.	23,923	223
*	URS Corp.	32,900	1,295
	Valmont Industries, Inc.	7,900	574
	Wabtec Corp.	19,000	758
*	Waste Connections, Inc.	30,800	1,075
	Werner Enterprises, Inc.	17,550	384
	Woodward Governor Co.	22,600	577

	Total		51,315

	Information Technology (14.0%)

*	ACI Worldwide, Inc.	13,500	263
*	Acxiom Corp.	31,602	464
*	ADC Telecommunications, Inc.	38,500	285
	ADTRAN, Inc.	22,000	600
*	Advent Software, Inc.	6,200	291
*	Alliance Data Systems Corp.	21,200	1,262
*	ANSYS, Inc.	35,900	1,457
*	AOL, Inc.	42,400	882
*	Arrow Electronics, Inc.	47,800	1,068
*	Atmel Corp.	182,900	878
*	Avnet, Inc.	60,300	1,454
	Broadridge Financial Solutions, Inc.	54,100	1,031
*	Cadence Design Systems, Inc.	107,300	621
*	Ciena Corp.	36,800	467
*	CommScope, Inc.	37,477	891
*	Convergys Corp.	49,100	482
	CoreLogic, Inc.	41,300	729
*	Cree, Inc.	42,700	2,563

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Diebold, Inc.	26,200	714
*	Digital River, Inc.	15,700	375
	DST Systems, Inc.	14,700	531
*	Equinix, Inc.	18,000	1,462
*	F5 Networks, Inc.	31,800	2,181
	FactSet Research Systems, Inc.	16,500	1,105
	Fair Isaac Corp.	18,100	394
*	Fairchild Semiconductor International, Inc.	49,900	420
*	Gartner, Inc.	24,100	560
	Global Payments, Inc.	32,400	1,184
*	Hewitt Associates, Inc.	32,900	1,134
*	Informatica Corp.	36,500	872
*	Ingram Micro, Inc. - Class A	65,700	998
*	Integrated Device Technology, Inc.	64,530	319
*	International Rectifier Corp.	28,100	523
	Intersil Corp. - Class A	49,100	595
*	Itron, Inc.	16,000	989
	Jack Henry & Associates, Inc.	33,900	810
*	Lam Research Corp.	50,200	1,911
	Lender Processing Services, Inc.	37,600	1,177
*	ManTech International Corp. - Class A	8,900	379
*	Mentor Graphics Corp.	42,400	375
*	MICROS Systems, Inc.	31,900	1,017
	National Instruments Corp.	22,450	713
*	NCR Corp.	63,600	771
*	NeuStar, Inc. - Class A	29,800	615
*	Palm, Inc.	66,500	378
*	Parametric Technology Corp.	46,100	722
	Plantronics, Inc.	19,400	555
*	Polycom, Inc.	33,800	1,007
*	Quest Software, Inc.	24,500	442
*	RF Micro Devices, Inc.	107,600	421
*	Rovi Corp.	40,500	1,535
*	Semtech Corp.	24,500	401
*	Silicon Laboratories, Inc.	18,300	742
	Solera Holdings, Inc.	27,800	1,006
*	SRA International, Inc. - Class A	17,200	338
*	Sybase, Inc.	32,723	2,116
*	Synopsys, Inc.	58,700	1,225
*	Tech Data Corp.	20,100	716
*	TIBCO Software, Inc.	66,000	796
*	Trimble Navigation, Ltd.	48,200	1,350
*	ValueClick, Inc.	32,300	345
*	Vishay Intertechnology, Inc.	74,087	573
*	Zebra Technologies Corp. - Class A	22,900	581

	Total		53,061

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Materials (6.1%)

	Albemarle Corp.	36,300	1,441
	AptarGroup, Inc.	27,000	1,021
	Ashland, Inc.	31,200	1,448
	Cabot Corp.	26,000	627
	Carpenter Technology Corp.	17,500	575
	Commercial Metals Co.	45,300	599
	Cytec Industries, Inc.	19,400	776
	Grief, Inc. - Class A	13,600	755
*	Intrepid Potash, Inc.	16,400	321
*	Louisiana-Pacific Corp.	50,300	336
	The Lubrizol Corp.	27,100	2,176
	Martin Marietta Materials, Inc.	18,000	1,527
	Minerals Technologies, Inc.	7,500	357
	NewMarket Corp.	4,600	402
	Olin Corp.	31,300	566
	Packaging Corp. of America	41,000	903
	Reliance Steel & Aluminum Co.	25,600	925
	Rock-Tenn Co. - Class A	15,500	770
	RPM International, Inc.	51,500	919
	The Scotts Miracle-Gro Co. - Class A	18,100	804
	Sensient Technologies Corp.	19,700	511
	Silgan Holdings, Inc.	21,300	604
	Sonoco Products Co.	39,900	1,216
	Steel Dynamics, Inc.	86,000	1,134
	Temple-Inland, Inc.	42,700	883
	The Valspar Corp.	39,400	1,187
	Worthington Industries, Inc.	24,200	311

	Total		23,094

	Telecommunication Services (0.8%)

*	Cincinnati Bell, Inc.	79,900	241
*	Syniverse Holdings, Inc.	27,700	566
	Telephone and Data Systems, Inc.	36,500	1,109
*	tw telecom, Inc.	60,200	1,004

	Total		2,920

	Utilities (5.9%)

	AGL Resources, Inc.	30,900	1,107
	Alliant Energy Corp.	44,000	1,397
	Aqua America, Inc.	54,333	961
	Atmos Energy Corp.	37,000	1,000
	Black Hills Corp.	15,600	444
	Cleco Corp.	24,100	637
	DPL, Inc.	47,200	1,128
*	Dynegy, Inc.	40,120	154
	Energen Corp.	28,500	1,263
	Great Plains Energy, Inc.	53,777	915
	Hawaiian Electric Industries, Inc.	37,000	843
	IDACORP, Inc.	19,100	635

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio  35

Index 400 Stock Portfolio

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	MDU Resources Group, Inc.	74,700	1,347
	National Fuel Gas Co.	32,500	1,491
	NSTAR	42,400	1,484
	NV Energy, Inc.	93,281	1,102
	OGE Energy Corp.	38,600	1,411
	PNM Resources, Inc.	34,450	385
*	Questar Corp.	67,300	1,087
	UGI Corp.	43,300	1,102
	Vectren Corp.	32,200	762
	Westar Energy, Inc.	43,900	949
	WGL Holdings, Inc.	20,100	684

	Total		22,288

	Total Common Stocks (Cost: $373,736)		350,157

	Short-Term Investments (7.8%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks Non-US (1.3%)

	Barclays US Funding LLC, 0.18%, 7/12/10	5,000,000	5,000

	Total		5,000

	Energy (1.3%)

(b)	Sempra Global, 0.42%, 7/1/10	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.8%)

	Federal Home Loan Bank, 0.17%, 7/28/10	3,000,000	3,000

	Total		3,000

	Finance Services (2.7%)

	Alpine Securitization, 0.33%, 7/6/10	5,000,000	5,000
	Ciesco LLC, 0.30%, 7/7/10	5,000,000	4,999

	Total		9,999

Short-Term Investments (7.8%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug (0.4%)
CVS Caremark Corp., 0.28%, 7/1/10	1,500,000	1,500

Total		1,500

Short Term Business Credit (1.3%)

Falcon Asset Securitization Co. LLC, 0.33%, 7/8/10	5,000,000	5,000

Total		5,000

Total Short-Term Investments (Cost: $29,499)		29,499

Total Investments (100.2%) (Cost: $403,235)(a)		379,656

Other Assets, Less Liabilities (-0.2%)		(859)

Net Assets (100.0%)		378,797

*	Non-Income Producing

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $403,235 and the net unrealized depreciation of investments based on that cost was $23,579 which is comprised of $48,819 aggregate gross unrealized appreciation and $72,398 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2010, $31,508)	82	9/10	$ (2,399)

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:

Domestic Common Stocks	$350,157	$-	$-

Short-Term Investments	-	29,499	-

Liabilities:

Other Financial Instruments^	(2,399)	-	-

Total	$347,758	$29,499	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

36  Index 400 Stock Portfolio

Mid Cap Value Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may engage in active and frequent trading in pursuit of its investment objective. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 986.78	$ 4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$ 4.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio  37

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.7%)

*	CEC Entertainment, Inc.	23,607	832
	Fortune Brands, Inc.	24,527	961
	Genuine Parts Co.	33,796	1,333
	International Speedway Corp. - Class A	32,692	842
	Lowe’s Cos., Inc.	116,973	2,389
	Mattel, Inc.	15,174	321
	Omnicom Group, Inc.	19,649	674
	PetSmart, Inc.	29,273	883
	Scholastic Corp.	10,159	245
	Speedway Motorsports, Inc.	41,152	558
	Staples, Inc.	37,536	715
*	Toll Brothers, Inc.	32,447	531

	Total		10,284

	Consumer Staples (7.6%)

	Campbell Soup Co.	14,746	528
	The Clorox Co.	8,710	541
	Coca-Cola Enterprises, Inc.	19,380	501
	ConAgra Foods, Inc.	78,118	1,822
	H.J. Heinz Co.	33,516	1,449
	Kellogg Co.	5,150	259
	Kimberly-Clark Corp.	36,181	2,194

	Total		7,294

	Energy (4.2%)

	Baker Hughes, Inc.	12,692	528
	Devon Energy Corp.	16,966	1,034
	Helmerich & Payne, Inc.	2,640	96
	Murphy Oil Corp.	19,416	962
	Noble Energy, Inc.	8,088	488
*	PAA Natural Gas Storage LP	7,153	170
*	Ultra Petroleum Corp.	8,469	375
	Williams Pipeline Partners LP	12,097	391

	Total		4,044

	Financials (26.6%)

	ACE, Ltd.	28,582	1,471
	The Allstate Corp.	27,440	788
	Ameriprise Financial, Inc.	19,740	713
	Annaly Capital Management, Inc.	39,803	683
	Aon Corp.	61,683	2,290
	Boston Properties, Inc.	3,670	262
	The Chubb Corp.	35,875	1,794
	Comerica, Inc.	33,167	1,222
	Commerce Bancshares, Inc.	26,080	939
	Government Properties Income Trust	28,286	722
	The Hartford Financial Services Group, Inc.	15,631	346
	HCC Insurance Holdings, Inc.	55,130	1,365
	HCP, Inc.	14,661	473

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Host Hotels & Resorts, Inc.	40,224	542
	Hudson City Bancorp, Inc.	59,701	731
	Invesco, Ltd.	31,721	534
	Marsh & McLennan Cos., Inc.	90,695	2,045
	Northern Trust Corp.	55,108	2,574
	Northwest Bancshares, Inc.	36,296	416
	People’s United Financial, Inc.	72,156	974
	Piedmont Office Realty Trust, Inc. - Class A	40,901	766
	State Street Corp.	32,939	1,114
	Symetra Financial Corp.	49,019	588
	Transatlantic Holdings, Inc.	20,814	998
	The Travelers Cos., Inc.	22,443	1,105

	Total		25,455

	Health Care (6.3%)

	Beckman Coulter, Inc.	22,282	1,343
*	Boston Scientific Corp.	87,308	506
*	CareFusion Corp.	10,403	236
*	LifePoint Hospitals, Inc.	27,864	875
	Patterson Cos., Inc.	8,286	236
	Pharmaceutical Product Development, Inc.	4,151	106
*	Select Medical Holdings Corp.	62,905	427
*	Symmetry Medical, Inc.	29,356	309
*	Zimmer Holdings, Inc.	36,700	1,984

	Total		6,022

	Industrials (14.2%)

*	Altra Holdings, Inc.	62,765	817
	Cintas Corp.	26,905	645
	Dover Corp.	3,077	128
	Emerson Electric Co.	24,090	1,052
	Hubbell, Inc. - Class B	39,501	1,568
	Kaydon Corp.	44,738	1,470
	Northrop Grumman Corp.	8,737	476
	Pitney Bowes, Inc.	38,069	836
	Republic Services, Inc.	103,053	3,064
	Robbins & Myers, Inc.	17,093	372
*	Thomas & Betts Corp.	25,132	872
	Tyco International, Ltd.	24,575	866
	Waste Management, Inc.	40,193	1,258
	Woodward Governor Co.	7,021	179

	Total		13,603

	Information Technology (6.6%)

	Accenture PLC - Class A	13,137	508
	Applied Materials, Inc.	117,917	1,417
	Automatic Data Processing, Inc.	13,183	531
*	Cadence Design Systems, Inc.	68,516	396
	Diebold, Inc.	19,994	545
*	Emulex Corp.	74,754	686
	KLA-Tencor Corp.	16,823	469

The Accompanying Notes are an Integral Part of the Financial Statements.

38  Mid Cap Value Portfolio

Mid Cap Value Portfolio

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Molex, Inc.	47,922	874
*	Synopsys, Inc.	18,773	392
*	Verigy, Ltd.	54,657	475

	Total		6,293

	Materials (5.8%)

	Bemis Co., Inc.	43,518	1,175
	MeadWestvaco Corp.	15,950	354
	Minerals Technologies, Inc.	15,372	731
	Newmont Mining Corp.	16,337	1,009
	Sonoco Products Co.	18,618	567
	Vulcan Materials Co.	13,488	591
	Weyerhaeuser Co.	30,482	1,073

	Total		5,500

	Telecommunication Services (2.1%)

	CenturyLink, Inc.	8,745	291
	Consolidated Communications Holdings, Inc.	28,033	477
	Qwest Communications International, Inc.	205,491	1,079
	Windstream Corp.	13,810	146

	Total		1,993

	Utilities (11.8%)

	American Electric Power Co., Inc.	18,089	584
	EQT Corp.	42,697	1,543
	Great Plains Energy, Inc.	28,733	489
	IDACORP, Inc.	13,419	446
	Northeast Utilities	36,345	926
	NV Energy, Inc.	91,656	1,082
	PG&E Corp.	36,612	1,505
	Portland General Electric Co.	43,734	802
	Southwest Gas Corp.	15,659	462
	Westar Energy, Inc.	63,076	1,363
	Wisconsin Energy Corp.	28,272	1,435
	Xcel Energy, Inc.	33,947	700

	Total		11,337

	Total Common Stocks (Cost: $91,308)		91,825

Foreign Common Stocks (2.7%)	Country

Energy (2.7%)

Imperial Oil, Ltd.	Canada	69,410	2,529

Total Foreign Common Stocks (Cost: $2,668)			2,529

Short-Term Investments (1.2%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (1.2%)
Federal Home Loan Bank, 0.00%, 7/1/10	1,134,000	1,134

Total		1,134

Other Holdings (0.0%)

JPMorgan Money Market Fund	727	1

Total		1

Total Short-Term Investments (Cost: $1,135)		1,135

Total Investments (99.8%) (Cost: $95,111)(a)		95,489

Other Assets, Less Liabilities (0.2%)		221

Net Assets (100.0%)		95,710

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio  39

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $95,111 and the net unrealized appreciation of investments based on that cost was $378 which is comprised of $4,556 aggregate gross unrealized appreciation and $4,178 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)			Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America	CAD	83	7/10	$—	$	— (m	)	$	— (m	)
Sell	Bank of America	CAD	2,254	7/10	60		—			60

					$60		$—			$60

CAD — Canadian Dollar

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:

Domestic Common Stocks	$91,825	$-	$-

Foreign Common Stocks	2,529	-	-

Short-Term Investments	-	1,135	-

Other Financial Instruments^	-	60	-

Total	$94,354	$1,195	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

40  Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 980.31	$ 2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$ 2.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio  41

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.5%)

*	American Public Education, Inc.	93,490	4,085
*	Bally Technologies, Inc.	78,600	2,546
*	Buffalo Wild Wings, Inc.	79,710	2,916
*	Carter’s, Inc.	162,050	4,254
*	Deckers Outdoor Corp.	25,100	3,586
*	Deer Consumer Products, Inc.	183,950	1,527
*	Dollar Tree, Inc.	100,507	4,184
*	Grand Canyon Education, Inc.	98,967	2,319
	Guess?, Inc.	61,350	1,917
*	Kirkland’s, Inc.	154,850	2,613
*	LKQ Corp.	273,365	5,270
*	Lumber Liquidators Holdings, Inc.	124,870	2,913
	Monro Muffler Brake, Inc.	176,550	6,979
	P.F. Chang’s China Bistro, Inc.	112,650	4,466
*	Ulta Salon, Cosmetics & Fragrance, Inc.	235,950	5,583
*	Vitamin Shoppe, Inc.	174,200	4,468
*	Zumiez, Inc.	132,322	2,132

	Total		61,758

	Consumer Staples (3.6%)

	Alberto-Culver Co.	131,570	3,564
	Flowers Foods, Inc.	118,860	2,904
*	TreeHouse Foods, Inc.	119,910	5,475

	Total		11,943

	Energy (6.0%)

*	Brigham Exploration Co.	251,300	3,865
	CARBO Ceramics, Inc.	68,000	4,909
*	Carrizo Oil & Gas, Inc.	174,370	2,708
	EXCO Resources, Inc.	189,840	2,773
*	Rex Energy Corp.	138,400	1,398
*	Whiting Petroleum Corp.	54,650	4,286

	Total		19,939

	Financials (8.5%)

	Boston Private Financial Holdings, Inc.	641,690	4,126
	Digital Realty Trust, Inc.	70,816	4,085
*	KBW, Inc.	107,582	2,306
*	MF Global Holdings, Ltd.	427,550	2,441
	MFA Financial, Inc.	387,650	2,869
*	Portfolio Recovery Associates, Inc.	133,931	8,944
	Raymond James Financial, Inc.	147,200	3,634

	Total		28,405

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (17.0%)
*	Align Technology, Inc.	202,250	3,007
*	Allscripts-Misys Healthcare Solutions, Inc.	163,400	2,631
*	Amedisys, Inc.	59,550	2,618
*	American Medical Systems Holdings, Inc.	143,650	3,178
*	athenahealth, Inc.	68,100	1,779
*	CardioNet, Inc.	296,050	1,622
*	Clarient, Inc.	726,500	2,238
*	Codexis, Inc.	108,200	948
*	Conceptus, Inc.	83,050	1,294
*	Dexcom, Inc.	262,542	3,035
*	Dynavox, Inc. - Class A	107,000	1,713
*	Illumina, Inc.	123,450	5,374
*	IPC The Hospitalist Co.	161,800	4,061
	Masimo Corp.	113,632	2,706
*	Micrus Endovascular Corp.	133,000	2,765
*	Nanosphere, Inc.	49,221	215
*	Nektar Therapeutics	187,150	2,264
*	NuVasive, Inc.	47,900	1,699
*	Obagi Medical Products, Inc.	253,950	3,002
*	Sirona Dental Systems, Inc.	41,800	1,456
*	Thoratec Corp.	121,691	5,200
*	Transcend Services, Inc.	99,300	1,341
*	Volcano Corp.	117,850	2,571

	Total		56,717

	Industrials (12.3%)

	Aegean Marine Petroleum Network, Inc.	108,750	2,173
*	CAI International, Inc.	106,500	1,267
*	Generac Holdings, Inc.	175,000	2,452
*	GrafTech International, Ltd.	211,400	3,091
*	Higher One Holdings, Inc.	101,650	1,474
*	Hub Group, Inc. - Class A	225,140	6,757
	Knight Transportation, Inc.	364,938	7,386
*	Orion Marine Group, Inc.	96,750	1,374
*	Oshkosh Corp.	43,850	1,366
*	Polypore International, Inc.	79,300	1,803
	Regal-Beloit Corp.	75,675	4,221
	Snap-on, Inc.	67,050	2,743
	TransDigm Group, Inc.	94,850	4,840

	Total		40,947

	Information Technology (26.8%)

*	Advanced Energy Industries, Inc.	299,767	3,684
*	ArcSight, Inc.	145,600	3,260

	Common Stocks (94.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Atheros Communications, Inc.	78,650	2,166
*	Calix, Inc.	147,200	1,510
*	CommScope, Inc.	146,350	3,479
*	Comtech Telecommunications Corp.	131,800	3,945
*	Concur Technologies, Inc.	39,900	1,703
*	Convio, Inc.	64,100	470
*	DG Fastchannel, Inc.	177,279	5,776
*	Dice Holdings, Inc.	244,700	1,693
*	Diodes, Inc.	134,650	2,137
*	Equinix, Inc.	29,780	2,419
*	F5 Networks, Inc.	74,820	5,130
*	Mellanox Technologies, Ltd.	154,251	3,378
*	Microsemi Corp.	246,680	3,609
*	MKS Instruments, Inc.	175,500	3,285
*	Netezza Corp.	239,300	3,274
*	OpenTable, Inc.	80,050	3,320
	Pegasystems, Inc.	84,900	2,726
*	RightNow Technologies, Inc.	169,300	2,656
*	Rubicon Technology, Inc.	121,370	3,616
*	Solarwinds, Inc.	164,250	2,635
*	Sourcefire, Inc.	216,385	4,111
*	SPS Commerce, Inc.	128,400	1,492
*	SuccessFactors, Inc.	82,300	1,711
*	Synchronoss Technologies, Inc.	272,416	5,168
*	Taleo Corp. - Class A	124,300	3,019
*	The Ultimate Software Group, Inc.	96,500	3,171
*	VanceInfo Technologies, Inc., ADR	151,353	3,523
*	VistaPrint NV	33,976	1,614

	Total		89,680

	Other Holdings (2.1%)

*	iShares Nasdaq Biotechnology Index Fund	42,170	3,271
	SPDR Metals & Mining ETF	80,939	3,698

	Total		6,969

	Total Common Stocks (Cost: $267,411)		316,358

	Short-Term Investments (4.6%)

	Federal Government & Agencies (0.3%)

(b)	Federal Home Loan Bank, 0.18%, 7/28/10	1,000,000	1,000

	Total		1,000

The Accompanying Notes are an Integral Part of the Financial Statements.

42  Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Short-Term Investments (4.6%)	Shares/ $ Par	Value $ (000’s)
Retail Food and Drug (1.3%)

CVS Caremark Corp., 0.28%, 7/1/10	4,400,000	4,400

Total		4,400

Short Term Business Credit (1.5%)

Atlantic Asset Securitization LLC, 0.34%, 7/16/10	5,000,000	4,999

Total		4,999

Utilities (1.5%)

American Electric Power Co., Inc., 0.39%, 7/9/10	5,000,000	5,000

Total		5,000

Total Short-Term Investments
(Cost: $15,399)		15,399

Total Investments (99.4%)
(Cost: $282,810)(a)		331,757

Other Assets, Less
Liabilities (0.6%)		2,123

Net Assets (100.0%)		333,880

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $282,810 and the net unrealized appreciation of investments based on that cost was $48,947 which is comprised of $64,899 aggregate gross unrealized appreciation and $15,952 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at June 30, 2010, $1,301)	20	9/10	$(85)

(j)	Swap agreements outstanding on June 30, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3 Month USD - LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	9,319	$(1,074)

						$(1,074)

(k)	Cash with an aggregate value of $1,240 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2010.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio  43

Small Cap Growth Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Domestic Common Stocks	$316,358	$-	$-

Short-Term Investments	-	15,399	-

Liabilities:

Other Financial Instruments^	(85)	(1,074)	-

Total	$316,273	$14,325	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

44  Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poors®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poors SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments such as exchange-traded funds, futures and option contracts and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 989.60	$ 1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$ 1.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 600 Stock Portfolio  45

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.4%)

*	American Public Education, Inc.	1,338	58
	Arbitron, Inc.	1,938	50
*	Arctic Cat, Inc.	889	8
*	Audiovox Corp. - Class A	1,350	10
	Big 5 Sporting Goods Corp.	1,586	21
*	Biglari Holdings, Inc.	89	26
*	BJ’s Restaurants, Inc.	1,554	37
*	Blue Nile, Inc.	1,056	50
	Blyth, Inc.	434	15
	Brown Shoe Co., Inc.	3,161	48
	Brunswick Corp.	6,447	80
	The Buckle, Inc.	1,869	61
*	Buffalo Wild Wings, Inc.	1,322	48
*	Cabela’s, Inc.	2,958	42
*	California Pizza Kitchen, Inc.	1,789	27
	Callaway Golf Co.	4,689	28
*	Capella Education Co.	1,062	86
*	Carter’s, Inc.	4,326	114
	The Cato Corp. - Class A	2,155	47
*	CEC Entertainment, Inc.	1,600	56
*	The Children’s Place Retail Stores, Inc.	2,019	89
	Christopher & Banks Corp.	2,607	16
	CKE Restaurants, Inc.	4,022	50
*	Coinstar, Inc.	2,310	99
	Cracker Barrel Old Country Store, Inc.	1,716	80
*	Crocs, Inc.	6,248	66
*	Deckers Outdoor Corp.	939	134
*	DineEquity, Inc.	1,122	31
*	Drew Industries, Inc.	1,377	28
*	The E.W. Scripps Co. - Class A	2,197	16
	Ethan Allen Interiors, Inc.	1,908	27
	The Finish Line, Inc. - Class A	3,959	55
	Fred’s, Inc. - Class A	2,862	32
*	Genesco, Inc.	1,750	46
*	Group 1 Automotive, Inc.	1,787	42
*	The Gymboree Corp.	2,153	92
	Haverty Furniture Cos., Inc.	1,370	17
*	Helen of Troy, Ltd.	2,232	49
*	Hibbett Sports, Inc.	2,102	50
	Hillenbrand, Inc.	4,535	97
	Hot Topic, Inc.	3,241	16
*	HSN, Inc.	2,924	70
*	Iconix Brand Group, Inc.	5,257	76
*	Interval Leisure Group, Inc.	2,899	36
*	Jack in the Box, Inc.	4,008	78
*	JAKKS Pacific, Inc.	2,032	29
*	Jo-Ann Stores, Inc.	1,989	75
*	Jos. A. Bank Clothiers, Inc.	1,336	72
*	Kid Brands, Inc.	1,569	11

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	K-Swiss, Inc. - Class A	1,972	22
*	Landry’s Restaurants, Inc.	591	14
*	La-Z-Boy, Inc.	3,754	28
	Lithia Motors, Inc. - Class A	1,551	10
*	Live Nation, Inc.	10,447	109
*	Liz Claiborne, Inc.	6,882	29
*	Lumber Liquidators Holdings, Inc.	1,135	26
*	M/I Homes, Inc.	1,349	13
*	Maidenform Brands, Inc.	1,621	33
	The Marcus Corp.	1,522	14
*	MarineMax, Inc.	1,606	11
	The Men’s Wearhouse, Inc.	3,816	70
*	Meritage Homes Corp.	2,336	38
*	Midas, Inc.	1,038	8
*	Monarch Casino & Resort, Inc.	822	8
	Monro Muffler Brake, Inc.	1,445	57
*	Movado Group, Inc.	1,312	14
*	Multimedia Games, Inc.	1,998	9
	National Presto Industries, Inc.	350	33
*	Nautilus, Inc.	1,452	2
	NutriSystem, Inc.	2,285	52
*	O’Charley’s, Inc.	1,370	7
*	OfficeMax, Inc.	6,177	81
	Oxford Industries, Inc.	1,011	21
	P.F. Chang’s China Bistro, Inc.	1,686	67
*	Papa John’s International, Inc.	1,536	36
*	Peet’s Coffee & Tea, Inc.	969	38
	The Pep Boys - Manny, Moe & Jack	3,401	30
*	Perry Ellis International, Inc.	748	15
	PetMed Express, Inc.	1,676	30
*	Pinnacle Entertainment, Inc.	4,409	42
	Polaris Industries, Inc.	2,412	132
	Pool Corp.	3,603	79
*	Pre-Paid Legal Services, Inc.	488	22
*	Quiksilver, Inc.	9,385	35
*	RC2 Corp.	1,566	25
*	Red Robin Gourmet Burgers, Inc.	1,136	20
*	Ruby Tuesday, Inc.	4,697	40
*	Ruth’s Hospitality Group, Inc.	2,075	9
*	Shuffle Master, Inc.	3,902	31
*	Skechers U.S.A., Inc. - Class A	2,485	91
	Skyline Corp.	495	9
*	Sonic Automotive, Inc. - Class A	2,911	25

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Sonic Corp.	4,454	35
	Spartan Motors, Inc.	2,393	10
	Stage Stores, Inc.	2,794	30
*	Stamps.com, Inc.	770	8
	Standard Motor Products, Inc.	1,375	11
*	Standard Pacific Corp.	7,214	24
*	Stein Mart, Inc.	1,928	12
	Sturm, Ruger & Co., Inc.	1,392	20
	Superior Industries International, Inc.	1,690	23
*	Texas Roadhouse, Inc.	3,796	48
*	True Religion Apparel, Inc.	1,850	41
*	Tuesday Morning Corp.	2,283	9
	UniFirst Corp.	1,047	46
*	Universal Electronics, Inc.	994	17
*	Universal Technical Institute, Inc.	1,493	35
*	Volcom, Inc.	1,207	22
*	Winnebago Industries, Inc.	2,118	21
	Wolverine World Wide, Inc.	3,611	91
*	Zale Corp.	1,671	3
*	Zumiez, Inc.	1,536	25

	Total		4,507

	Consumer Staples (3.0%)

*	Alliance One International,
	Inc.	6,488	23
	The Andersons, Inc.	1,340	44
*	The Boston Beer Co., Inc. - Class A	724	49
	Calavo Growers, Inc.	864	16
	Cal-Maine Foods, Inc.	920	29
	Casey’s General Stores, Inc.	3,708	129
*	Central Garden & Pet Co. - Class A	4,692	42
*	Darling International, Inc.	6,004	45
	Diamond Foods, Inc.	1,588	65
*	The Great Atlantic & Pacific Tea Co., Inc.	2,016	8
*	The Hain Celestial Group, Inc.	2,982	60
	J & J Snack Foods Corp.	1,033	43
	Lance, Inc.	2,345	39
*	Mannatech, Inc.	1,138	2
*	Medifast, Inc.	910	24
	Nash Finch Co.	915	31
	Sanderson Farms, Inc.	1,423	72
	Spartan Stores, Inc.	1,640	23
*	TreeHouse Foods, Inc.	2,532	116
*	United Natural Foods, Inc.	3,145	94
	WD-40 Co.	1,208	40

	Total		994

	Energy (4.3%)

*	Basic Energy Services, Inc.	1,683	13

The Accompanying Notes are an Integral Part of the Financial Statements.

46  Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Bristow Group, Inc.	2,617	77
	CARBO Ceramics, Inc.	1,398	101
*	Dril-Quip, Inc.	2,203	97
	Gulf Island Fabrication, Inc.	1,042	16
	Holly Corp.	3,177	85
*	Hornbeck Offshore Services, Inc.	1,691	25
*	ION Geophysical Corp.	9,204	32
	Lufkin Industries, Inc.	2,180	85
*	Matrix Service Co.	1,916	18
*	Oil States International, Inc.	3,649	144
	Penn Virginia Corp.	3,310	67
*	Petroleum Development Corp.	1,402	36
*	PetroQuest Energy, Inc.	3,863	26
*	Pioneer Drilling Co.	3,940	22
*	SEACOR Holdings, Inc.	1,642	116
*	Seahawk Drilling, Inc.	861	8
	SM Energy Co.	4,580	184
*	Stone Energy Corp.	3,070	34
*	Superior Well Services, Inc.	1,347	23
*	Swift Energy Co.	2,754	74
*	TETRA Technologies, Inc.	5,511	50
	World Fuel Services Corp.	4,326	112

	Total		1,445

	Financials (16.2%)

	Acadia Realty Trust	2,922	49
	American Physicians Capital, Inc.	596	18
*	AMERISAFE, Inc.	1,372	24
	Bank Mutual Corp.	3,312	19
	Bank of the Ozarks, Inc.	949	34
	BioMed Realty Trust, Inc.	8,268	133
	Boston Private Financial Holdings, Inc.	5,042	32
	Brookline Bancorp, Inc.	4,299	38
	Cash America International, Inc.	2,151	74
	Cedar Shopping Centers, Inc.	4,008	24
	City Holding Co.	1,149	32
	Colonial Properties Trust	5,104	74
	Columbia Banking System, Inc.	2,862	52
	Community Bank System, Inc.	2,412	53
	Delphi Financial Group, Inc. - Class A	3,469	85
	DiamondRock Hospitality Co.	11,237	92
	Dime Community Bancshares	1,861	23
	East West Bancorp, Inc.	10,774	164
	EastGroup Properties, Inc.	1,962	70
*	eHealth, Inc.	1,713	19
	Employers Holdings, Inc.	3,111	46
	Entertainment Properties Trust	3,385	129
	Extra Space Storage, Inc.	6,350	88

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	EZCORP, Inc. - Class A	3,580	66
*	First BanCorp	5,526	3
*	First Cash Financial Services, Inc.	1,952	43
	First Commonwealth Financial Corp.	5,588	29
	First Financial Bancorp.	3,623	54
	First Financial Bankshares, Inc.	1,518	73
	First Midwest Bancorp, Inc.	5,392	66
*	Forestar Group, Inc.	2,652	48
	Franklin Street Properties Corp.	4,932	58
	Glacier Bancorp, Inc.	5,237	77
	Hancock Holding Co.	2,068	69
*	Hanmi Financial Corp.	3,727	5
(m)*	Hanmi Financial Corp. - Rights	3,608	—
	Healthcare Realty Trust, Inc.	4,536	100
	Home Bancshares, Inc.	1,566	36
	Home Properties, Inc.	2,646	119
	Horace Mann Educators Corp.	2,856	44
	Independent Bank Corp./Rockland Trust Co.	1,542	38
	Infinity Property &
	Casualty Corp.	963	44
	Inland Real Estate Corp.	5,229	41
*	Investment Technology Group, Inc.	3,173	51
	Kilroy Realty Corp.	3,808	113
	Kite Realty Group Trust	4,603	19
*	LaBranche & Co., Inc.	3,083	13
	LaSalle Hotel Properties	5,083	105
	Lexington Realty Trust	8,182	49
	LTC Properties, Inc.	1,733	42
	Medical Properties Trust, Inc.	8,099	76
	Mid-America Apartment Communities, Inc.	2,192	113
*	Nara Bancorp, Inc.	2,432	21
*	National Financial Partners Corp.	3,107	30
	National Penn Bancshares, Inc.	9,177	55
	National Retail Properties, Inc.	6,067	130
*	The Navigators Group, Inc.	939	39
	NBT Bancorp, Inc.	2,509	51
	Old National Bancorp	6,347	66
*	optionsXpress Holdings, Inc.	3,093	49
	Parkway Properties, Inc.	1,571	23
	Pennsylvania Real Estate Investment Trust	3,584	44
*	Pinnacle Financial Partners, Inc.	2,429	31

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Piper Jaffray Cos., Inc.	1,260	41
*	Portfolio Recovery Associates, Inc.	1,236	83
	Post Properties, Inc.	3,540	80
	Presidential Life Corp.	1,508	14
	PrivateBancorp, Inc.	4,266	47
*	ProAssurance Corp.	2,367	134
	PS Business Parks, Inc.	1,320	74
	Rewards Network, Inc.	642	9
	RLI Corp.	1,260	66
	S&T Bancorp, Inc.	1,752	35
	Safety Insurance Group, Inc.	1,105	41
	Selective Insurance Group, Inc.	3,878	58
*	Signature Bank	2,978	113
	Simmons First National Corp. - Class A	1,126	30
	The South Financial Group, Inc.	15,180	4
	Sovran Self Storage, Inc.	2,008	69
	Sterling Bancorp	1,955	18
	Sterling Bancshares, Inc.	7,418	35
	Stewart Information Services Corp.	1,335	12
*	Stifel Financial Corp.	2,260	98
	Susquehanna Bancshares, Inc.	9,441	79
	SWS Group, Inc.	2,074	20
	Tanger Factory Outlet Centers, Inc.	2,947	122
	Tompkins Financial Corp.	566	21
	Tower Group, Inc.	3,273	70
*	TradeStation Group, Inc.	2,380	16
	TrustCo Bank Corp. NY	5,598	31
	UMB Financial Corp.	2,181	78
	Umpqua Holdings Corp.	8,339	96
	United Bankshares, Inc.	2,789	67
*	United Community Banks, Inc.	6,038	24
	United Fire & Casualty Co.	1,613	32
	Urstadt Biddle Properties, Inc. - Class A	1,577	25
	Whitney Holding Corp.	7,025	65
	Wilshire Bancorp, Inc.	1,417	12
	Wintrust Financial Corp.	2,263	75
*	World Acceptance Corp.	1,148	44

	Total		5,443

	Health Care (11.5%)

*	Abaxis, Inc.	1,608	34
*	Air Methods Corp.	799	24
*	Align Technology, Inc.	4,739	70
*	Almost Family, Inc.	588	21
*	Amedisys, Inc.	2,080	91
*	American Medical Systems Holdings, Inc.	5,489	121
*	AMERIGROUP Corp.	3,765	122
*	AMN Healthcare Services, Inc.	2,387	18

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  47

Index 600 Stock Portfolio

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	AmSurg Corp.	2,252	40
	Analogic Corp.	939	43
*	ArQule, Inc.	2,055	9
*	Bio-Reference Laboratories, Inc.	1,741	39
*	Cambrex Corp.	2,136	7
	Cantel Medical Corp.	943	16
*	Catalyst Health Solutions, Inc.	2,833	98
*	Centene Corp.	3,573	77
	Chemed Corp.	1,663	91
	Computer Programs and Systems, Inc.	711	29
*	CONMED Corp.	2,125	40
	The Cooper Cos., Inc.	3,392	135
*	CorVel Corp.	519	18
*	Cross Country Healthcare, Inc.	2,258	20
*	CryoLife, Inc.	2,087	11
*	Cubist Pharmaceuticals, Inc.	4,253	88
*	Cyberonics, Inc.	1,740	41
*	Dionex Corp.	1,283	96
*	Eclipsys Corp.	4,184	75
*	Emergent Biosolutions, Inc.	1,221	20
*	Enzo Biochem, Inc.	2,434	10
*	eResearchTechnology, Inc.	3,092	24
*	Genoptix, Inc.	1,276	22
*	Gentiva Health Services, Inc.	2,167	59
*	Greatbatch, Inc.	1,691	38
*	Haemonetics Corp.	1,859	99
*	Hanger Orthopedic Group, Inc.	2,329	42
*	Healthspring, Inc.	3,587	56
*	Healthways, Inc.	2,484	30
*	Hi-Tech Pharmacal Co., Inc.	703	16
*	HMS Holdings Corp.	1,977	107
*	ICU Medical, Inc.	845	27
*	Integra LifeSciences Holdings	1,521	56
	Invacare Corp.	2,358	49
*	inVentiv Health, Inc.	2,468	63
*	IPC The Hospitalist Co.	993	25
*	Kendle International, Inc.	1,085	12
*	Kensey Nash Corp.	709	17
	Landauer, Inc.	684	42
*	LCA-Vision, Inc.	1,359	8
*	LHC Group, Inc.	1,122	31
*	Magellan Health Services, Inc.	2,428	88
*	Martek Biosciences Corp.	2,426	57
*	MedCath Corp.	1,345	11
	Meridian Bioscience, Inc.	2,959	50
*	Merit Medical Systems, Inc.	2,053	33
*	Molina Healthcare, Inc.	974	28
*	MWI Veterinary Supply, Inc.	894	45
*	Natus Medical, Inc.	2,074	34
*	Neogen Corp.	1,643	43

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Odyssey HealthCare, Inc.	2,444	65
*	Omnicell, Inc.	2,367	28
*	Osteotech, Inc.	1,274	4
*	Palomar Medical Technologies, Inc.	1,349	15
*	Par Pharmaceutical Cos., Inc.	2,553	66
*	PAREXEL International Corp.	4,250	92
*	PharMerica Corp.	2,232	33
*	Phase Forward, Inc.	3,186	53
*	PSS World Medical, Inc.	4,163	88
	Quality Systems, Inc.	1,388	80
*	Regeneron Pharmaceuticals, Inc.	4,712	105
*	RehabCare Group, Inc.	1,808	39
*	Res-Care, Inc.	1,863	18
*	Salix Pharmaceuticals, Ltd.	4,147	162
*	Savient Pharmaceuticals, Inc.	4,916	62
*	SurModics, Inc.	1,268	21
*	Symmetry Medical, Inc.	2,618	28
*	ViroPharma, Inc.	5,667	63
	West Pharmaceutical Services, Inc.	2,422	88
*	Zoll Medical Corp.	1,561	42

	Total		3,868

	Industrials (13.8%)

	A.O. Smith Corp.	1,668	80
	AAON, Inc.	910	21
*	AAR Corp.	2,842	48
	ABM Industries, Inc.	3,411	71
	Actuant Corp. - Class A	4,946	93
	Administaff, Inc.	1,657	40
*	Aerovironment, Inc.	1,088	24
	Albany International Corp. - Class A	2,011	33
	Allegiant Travel Co.	1,102	47
	American Science and Engineering, Inc.	655	50
	Apogee Enterprises, Inc.	2,037	22
	Applied Industrial Technologies, Inc.	2,713	69
	Applied Signal Technology, Inc.	972	19
	Arkansas Best Corp.	1,843	38
*	Astec Industries, Inc.	1,448	40
*	ATC Technology Corp.	1,463	24
	AZZ, Inc.	905	33
	Badger Meter, Inc.	1,091	42
	Baldor Electric Co.	3,069	111
	Barnes Group, Inc.	3,166	52
	Belden, Inc.	3,405	75
	Bowne & Co., Inc.	2,920	33
	Brady Corp. - Class A	3,823	95
	Briggs & Stratton Corp.	3,645	62
	Cascade Corp.	668	24
	CDI Corp.	927	14
*	Ceradyne, Inc.	1,852	40

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	CIRCOR International, Inc.	1,243	32
	CLARCOR, Inc.	3,673	130
	Comfort Systems USA, Inc.	2,768	27
*	Consolidated Graphics, Inc.	818	35
	Cubic Corp.	1,129	41
	Curtiss-Wright Corp.	3,340	97
*	Dolan Co.	2,207	25
*	Dycom Industries, Inc.	2,815	24
*	EMCOR Group, Inc.	4,829	112
	Encore Wire Corp.	1,383	25
*	EnPro Industries, Inc.	1,497	42
	ESCO Technologies, Inc.	1,926	50
*	Esterline Technologies Corp.	2,186	104
*	Exponent, Inc.	1,009	33
	Federal Signal Corp.	4,317	26
	Forward Air Corp.	2,110	57
	G & K Services, Inc. - Class A	1,352	28
*	GenCorp, Inc.	3,706	16
*	The GEO Group, Inc.	3,583	74
*	Gibraltar Industries, Inc.	2,203	22
*	Griffon Corp.	3,213	36
	Healthcare Services Group, Inc.	3,188	60
	Heartland Express, Inc.	3,830	56
	Heidrick & Struggles International, Inc.	1,272	29
*	Hub Group, Inc. - Class A	2,767	83
*	II-VI, Inc.	1,883	56
*	Insituform Technologies, Inc. - Class A	2,857	59
	Interface, Inc. - Class A	4,113	44
	John Bean Technologies Corp.	2,050	31
	Kaman Corp.	1,888	42
	Kaydon Corp.	2,436	80
*	Kelly Services, Inc. - Class A	1,936	29
	Knight Transportation, Inc.	4,256	86
	Lawson Products, Inc.	292	5
	Lindsay Corp.	909	29
*	Lydall, Inc.	1,242	9
*	Mobile Mini, Inc.	2,649	43
*	Moog, Inc. - Class A	3,304	106
	Mueller Industries, Inc.	2,744	67
*	NCI Building Systems, Inc.	1,317	11
*	Old Dominion Freight Line, Inc.	2,036	72
*	On Assignment, Inc.	2,652	13
*	Orbital Sciences Corp.	4,196	66
*	Powell Industries, Inc.	641	18
	Quanex Building Products Corp.	2,757	48
	Robbins & Myers, Inc.	2,398	52
*	School Specialty, Inc.	1,167	21
*	SFN Group, Inc.	3,781	21
	Simpson Manufacturing Co., Inc.	2,805	69
	SkyWest, Inc.	4,073	50

The Accompanying Notes are an Integral Part of the Financial Statements.

48  Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	The Standard Register Co.	895	3
	Standex International Corp.	909	23
*	Stanley, Inc.	1,137	42
*	Sykes Enterprises, Inc.	2,933	42
*	Teledyne Technologies, Inc.	2,638	102
*	Tetra Tech, Inc.	4,494	88
	The Toro Co.	2,366	116
	Tredegar Corp.	1,519	25
	Triumph Group, Inc.	1,215	81
*	TrueBlue, Inc.	3,210	36
*	United Stationers, Inc.	1,762	96
	Universal Forest Products, Inc.	1,410	43
	Viad Corp.	1,496	26
	Vicor Corp.	1,427	18
*	Volt Information Sciences, Inc.	880	7
	Watsco, Inc.	2,360	137
	Watts Water Technologies, Inc. - Class A	2,142	61

	Total		4,637

	Information Technology (15.7%)

*	Actel Corp.	1,911	24
*	ADPT Corp.	8,768	25
*	Advanced Energy Industries, Inc.	2,424	30
	Agilysys, Inc.	1,463	10
*	Anixter International, Inc.	2,060	88
*	Arris Group, Inc.	9,235	94
*	ATMI, Inc.	2,293	34
*	Avid Technology, Inc.	2,105	27
	Bel Fuse, Inc. - Class B	848	14
*	Benchmark Electronics, Inc.	4,591	73
	Black Box Corp.	1,278	36
	Blackbaud, Inc.	3,263	71
*	Blue Coat Systems, Inc.	3,104	63
*	Brightpoint, Inc.	5,130	36
*	Brooks Automation, Inc.	4,733	37
*	Cabot Microelectronics Corp.	1,721	59
*	CACI International, Inc. - Class A	2,202	93
*	Checkpoint Systems, Inc.	2,875	50
*	CIBER, Inc.	5,039	14
*	Cogent, Inc.	3,235	29
	Cognex Corp.	2,889	51
	Cohu, Inc.	1,716	21
*	CommVault Systems, Inc.	3,144	71
*	Compellent Technologies, Inc.	1,664	20
*	comScore, Inc.	1,806	30
*	Comtech Telecommunications Corp.	2,062	62
*	Concur Technologies, Inc.	3,160	135
*	CSG Systems International, Inc.	2,480	45
	CTS Corp.	2,475	23
*	CyberSource Corp.	5,138	131
*	Cymer, Inc.	2,191	66

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cypress Semiconductor Corp.	11,939	120
	Daktronics, Inc.	2,512	19
*	DealerTrack Holdings, Inc.	2,935	48
*	DG Fastchannel, Inc.	1,799	59
*	Digi International, Inc.	1,815	15
*	Diodes, Inc.	2,555	41
*	DSP Group, Inc.	1,686	11
*	DTS, Inc.	1,266	42
*	Ebix, Inc.	2,271	36
*	Electro Scientific Industries, Inc.	2,008	27
*	EMS Technologies, Inc.	1,115	17
*	Epicor Software Corp.	3,448	28
*	EPIQ Systems, Inc.	2,400	31
*	Exar Corp.	3,191	22
*	FARO Technologies, Inc.	1,175	22
*	FEI Co.	2,767	54
*	Forrester Research, Inc.	1,083	33
*	Gerber Scientific, Inc.	1,832	10
*	Harmonic, Inc.	7,058	38
	Heartland Payment Systems, Inc.	2,755	41
*	Hittite Microwave Corp.	1,575	70
*	Hutchinson Technology, Inc.	1,701	7
*	InfoSpace, Inc.	2,610	20
*	Insight Enterprises, Inc.	3,366	44
*	Integral Systems, Inc.	1,275	8
*	Interactive Intelligence, Inc.	940	15
*	Intermec, Inc.	3,599	37
*	Intevac, Inc.	1,622	17
*	j2 Global Communications, Inc.	3,290	72
*	JDA Software Group, Inc.	2,671	59
	Keithley Insturments, Inc.	988	9
*	The Knot, Inc.	2,188	17
*	Kopin Corp.	4,850	16
*	Kulicke and Soffa Industries, Inc.	5,106	36
*	Littelfuse, Inc.	1,596	50
*	LoJack Corp.	1,335	5
*	Manhattan Associates, Inc.	1,654	46
	MAXIMUS, Inc.	1,272	74
*	Mercury Computer Systems, Inc.	1,724	20
	Methode Electronics, Inc.	2,711	26
	Micrel, Inc.	3,139	32
*	Microsemi Corp.	6,045	88
*	MicroStrategy, Inc. - Class A	661	50
*	MKS Instruments, Inc.	3,648	68
	MTS Systems Corp.	1,190	34
*	NCI, Inc. - Class A	506	11
*	NETGEAR, Inc.	2,564	46
*	NetScout Systems, Inc.	2,559	36
*	Network Equipment Technologies, Inc.	2,188	8
*	Newport Corp.	2,671	24
*	Novatel Wireless, Inc.	2,276	13

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	OSI Systems, Inc.	1,329	37
	Park Electrochemical Corp.	1,498	37
*	PC-Tel, Inc.	1,389	7
*	Perficient, Inc.	2,234	20
*	Pericom Semiconductor Corp.	1,846	18
*	Phoenix Technologies, Ltd.	2,554	7
*	Plexus Corp.	2,939	79
*	Progress Software Corp.	3,071	92
*	Radiant Systems, Inc.	2,053	30
*	RadiSys Corp.	1,752	17
*	Rogers Corp.	1,149	32
*	Rudolph Technologies, Inc.	2,271	17
*	ScanSource, Inc.	1,955	49
*	Sigma Designs, Inc.	1,963	20
*	Skyworks Solutions, Inc.	12,874	216
*	Smith Micro Software, Inc.	2,222	21
*	Sonic Solutions	2,231	19
*	Standard Microsystems Corp.	1,632	38
*	StarTek, Inc.	869	3
*	Stratasys, Inc.	1,494	37
*	Supertex, Inc.	942	23
*	Symmetricom, Inc.	3,195	16
*	Synaptics, Inc.	2,467	68
*	SYNNEX Corp.	1,541	39
*	Take-Two Interactive Software, Inc.	6,157	55
*	Taleo Corp. - Class A	2,824	69
	Technitrol, Inc.	3,003	9
*	Tekelec	4,975	66
*	TeleTech Holdings, Inc.	2,328	30
*	Tessera Technologies, Inc.	3,656	59
*	THQ, Inc.	4,933	21
*	Tollgrade Communications, Inc.	922	6
*	TriQuint Semiconductor, Inc.	11,302	69
*	TTM Technologies, Inc.	3,147	30
*	Tyler Technologies, Inc.	2,014	31
*	Ultratech, Inc.	1,743	28
	United Online, Inc.	6,345	36
*	Varian Semiconductor Equipment Associates, Inc.	5,432	156
*	Veeco Instruments, Inc.	2,952	101
*	ViaSat, Inc.	2,905	95
*	Websense, Inc.	3,146	59
*	Wright Express Corp.	2,825	84

	Total		5,280

	Materials (3.2%)

	A. Schulman, Inc.	2,293	43
*	A.M. Castle & Co.	1,219	17
	AMCOL International Corp.	1,826	43
	American Vanguard Corp.	1,513	12
	Arch Chemicals, Inc.	1,829	56
	Balchem Corp.	2,053	51
*	Brush Engineered Materials, Inc.	1,477	29

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  49

Index 600 Stock Portfolio

	Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Buckeye Technologies, Inc.	2,858	28
*	Calgon Carbon Corp.	4,057	54
*	Century Aluminum Co.	4,184	37
*	Clearwater Paper Corp.	836	46
	Deltic Timber Corp.	783	33
	Eagle Materials, Inc.	3,196	83
	H.B. Fuller Co.	3,563	68
*	Headwaters, Inc.	4,402	12
*	LSB Industries, Inc.	1,268	17
	Myers Industries, Inc.	2,057	17
	Neenah Paper, Inc.	1,071	20
	Olympic Steel, Inc.	658	15
*	OM Group, Inc.	2,248	54
*	Penford Corp.	827	5
*	PolyOne Corp.	6,754	57
	Quaker Chemical Corp.	812	22
*	RTI International Metals, Inc.	2,190	53
	Schweitzer-Mauduit International, Inc.	1,337	67
	Stepan Co.	561	38
	Texas Industries, Inc.	2,022	60
*	Wausau Paper Corp.	3,570	24
	Zep, Inc.	1,580	28

	Total		1,089

	Other Holdings (2.6%)

	iShares S&P SmallCap 600 Index Fund	16,298	882

	Total		882

	Telecommunication Services (0.4%)

*	Cbeyond, Inc.	1,979	25
*	General Communication, Inc. - Class A	3,250	25
*	Neutral Tandem, Inc.	2,406	27
	NTELOS Holdings Corp.	2,181	37
	USA Mobility, Inc.	1,612	21

	Total		135

	Utilities (3.2%)

	ALLETE, Inc.	2,194	75
	American States Water Co.	1,352	45
	Avista Corp.	3,998	78
	Central Vermont Public Service Corp.	872	17
	CH Energy Group, Inc.	1,152	45
*	El Paso Electric Co.	3,187	62
	The Laclede Group, Inc.	1,623	54
	New Jersey Resources Corp.	3,007	106
	Northwest Natural Gas Co.	1,934	84
	NorthWestern Corp.	2,635	69
	Piedmont Natural Gas Co., Inc.	5,224	132
	South Jersey Industries, Inc.	2,175	93
	Southwest Gas Corp.	3,304	98
	UIL Holdings Corp.	2,183	55

Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Unisource Energy Corp.	2,627	79

Total		1,092

Total Common Stocks (Cost: $33,130)		29,372

Short-Term Investments (11.9%)

Autos (2.4%)
Toyota Motor Credit Corp., 0.33%, 7/29/10	800,000	800

Total		800

Finance Services (9.5%)

Alpine Securitization, 0.33%, 7/6/10	800,000	800
Ciesco LLC, 0.30%, 7/7/10	800,000	800
Liberty Street Funding LLC, 0.34%, 7/9/10	800,000	800
Nestle Capital Corp., 0.19%, 7/1/10	800,000	800

Total		3,200

Total Short-Term Investments (Cost: $4,000)		4,000

Total Investments (99.2%) (Cost: $37,130)(a)		33,372

Other Assets, Less Liabilities (0.8%)		261

Net Assets (100.0%)		33,633

The Accompanying Notes are an Integral Part of the Financial Statements.

50  Index 600 Stock Portfolio

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $37,130 and the net unrealized depreciation of investments based on that cost was $3,758 which is comprised of $2,050 aggregate gross unrealized appreciation and $5,808 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JPMorgan Chase Bank, N.A.	S&P SmallCap 600 Index	1-Month USD LIBOR - 10 Basis Points (Bps)	S&P SmallCap 600 Index Total Return	11/10	4,604	$(325)

						$(325)

(k)	Cash with an aggregate value of $620 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2010.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$ 29,372	$ -	$ -
Short-Term Investments	-	4,000	-
Liabilities:
Other Financial Instruments^	-	(325)	-
Total	$ 29,372	$ 3,675	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  51

Small Cap Value Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 962.09	$ 4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$ 4.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

52  Small Cap Value Portfolio

Small Cap Value Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)

	Aaron’s, Inc.	313,350	5,349
	Aaron’s, Inc. - Class A	4,500	61
*	Ascent Media Corp. - Class A	41,800	1,056
*	Corinthian Colleges, Inc.	94,600	932
	CSS Industries, Inc.	66,200	1,092
*	Culp, Inc.	68,200	747
*	Drew Industries, Inc.	118,000	2,384
	Ethan Allen Interiors, Inc.	24,600	344
	Fred’s, Inc. - Class A	115,900	1,282
	Haverty Furniture Cos., Inc.	142,600	1,753
*	M/I Homes, Inc.	68,100	657
*	MarineMax, Inc.	110,800	769
	Matthews International Corp. - Class A	104,400	3,057
	The Men’s Wearhouse, Inc.	99,600	1,829
*	Meritage Homes Corp.	111,700	1,818
*	Orient-Express Hotels, Ltd. - Class A	236,000	1,746
	Pool Corp.	98,325	2,155
*	Saga Communications, Inc. - Class A	35,200	841
*	Stanley Furniture Co., Inc.	84,100	341
*	Stein Mart, Inc.	210,000	1,308
*	Winnebago Industries, Inc.	153,400	1,525

	Total		31,046

	Consumer Staples (1.0%)

*	Alliance One International, Inc.	278,900	993
	Nash Finch Co.	56,600	1,933

	Total		2,926

	Energy (7.6%)

*	Arena Resources, Inc.	41,800	1,333
*	Atwood Oceanics, Inc.	43,300	1,105
	CARBO Ceramics, Inc.	38,100	2,750
*	Cloud Peak Energy, Inc.	54,200	719
*	Forest Oil Corp.	69,650	1,906
*	Hercules Offshore, Inc.	147,800	359
*	Mariner Energy, Inc.	86,500	1,858
*	Northern Oil and Gas, Inc.	78,800	1,012
*	Oasis Petroleum, Inc.	80,500	1,167
	Penn Virginia Corp.	155,300	3,123
*	TETRA Technologies, Inc.	195,700	1,777
*	Union Drilling, Inc.	68,900	380
*	Whiting Petroleum Corp.	61,400	4,815

	Total		22,304

	Financials (22.9%)

	Acadia Realty Trust	75,100	1,263
	Alterra Capital Holdings, Ltd.	118,600	2,227
	Ares Capital Corp.	275,800	3,456

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CBL & Associates Properties, Inc.	320,900	3,992
	Cedar Shopping Centers, Inc.	145,000	873
	Central Fund of Canada, Ltd. - Class A	137,400	2,071
	Columbia Banking System, Inc.	66,400	1,212
	Compass Diversified Holdings	126,500	1,696
	East West Bancorp, Inc.	162,000	2,471
	Employers Holdings, Inc.	65,700	968
	First Opportunity Fund, Inc.	161,000	961
	First Potomac Realty Trust	115,100	1,654
	Glacier Bancorp, Inc.	174,800	2,564
	Hatteras Financial Corp.	75,000	2,087
	Hercules Technology Growth Capital, Inc.	169,900	1,565
	Home Bancshares, Inc.	112,420	2,564
	JMP Group, Inc.	87,800	543
	Kilroy Realty Corp.	109,300	3,250
	Kohlberg Capital Corp.	162,050	812
	LaSalle Hotel Properties	131,000	2,695
*	Markel Corp.	5,700	1,938
	National Interstate Corp.	93,800	1,859
	Parkway Properties, Inc.	53,400	778
*	Piper Jaffray Cos., Inc.	34,800	1,121
	Potlatch Corp.	78,300	2,798
*	ProAssurance Corp.	102,900	5,841
	Redwood Trust, Inc.	108,300	1,586
*	Signature Bank	49,200	1,870
*	Stifel Financial Corp.	53,500	2,321
*	SVB Financial Group	96,300	3,970
	Washington Real Estate Investment Trust	70,000	1,931
	Wintrust Financial Corp.	84,500	2,817

	Total		67,754

	Health Care (6.2%)

	Analogic Corp.	32,000	1,456
*	AngioDynamics, Inc.	91,700	1,353
*	Exelixis, Inc.	215,200	747
	Landauer, Inc.	32,000	1,948
	National Healthcare Corp.	56,200	1,937
	Owens & Minor, Inc.	189,750	5,385
*	Quidel Corp.	92,300	1,171
*	Triple-S Management Corp. - Class B	82,200	1,525
	West Pharmaceutical Services, Inc.	76,500	2,791

	Total		18,313

	Industrials (24.7%)

*	Alaska Air Group, Inc.	80,000	3,596
	Ameron International Corp.	38,700	2,335

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Astec Industries, Inc.	43,100	1,195
*	Beacon Roofing Supply, Inc.	264,100	4,759
	Belden, Inc.	91,400	2,011
*	C&D Technologies, Inc.	52,700	46
	Cascade Corp.	44,400	1,581
	CIRCOR International, Inc.	58,200	1,489
	Comfort Systems USA, Inc.	117,000	1,130
*	Dolan Co.	63,500	706
	Franklin Electric Co., Inc.	24,000	692
*	FTI Consulting, Inc.	64,600	2,816
	G & K Services, Inc. - Class A	76,500	1,580
*	Genesee & Wyoming, Inc. - Class A	117,300	4,376
*	Gibraltar Industries, Inc.	131,000	1,323
	IDEX Corp.	99,500	2,843
*	Insituform Technologies, Inc. - Class A	140,600	2,879
	Kaman Corp.	61,700	1,365
*	Kirby Corp.	116,800	4,467
*	Kratos Defense & Security Solutions, Inc.	37,010	388
	Landstar System, Inc.	156,600	6,106
	McGrath Rentcorp	142,400	3,244
	Mine Safety Appliances Co.	56,000	1,388
*	Navigant Consulting, Inc.	165,000	1,713
	Nordson Corp.	75,600	4,240
*	On Assignment, Inc.	218,200	1,097
	Robbins & Myers, Inc.	97,000	2,109
*	Sterling Construction Co., Inc.	40,500	524
	Universal Forest Products, Inc.	64,000	1,940
	UTI Worldwide, Inc.	156,620	1,939
*	Waste Connections, Inc.	94,100	3,283
	Woodward Governor Co.	145,500	3,715

	Total		72,875

	Information Technology (9.5%)

*	Advanced Energy Industries, Inc.	139,600	1,716
*	ATMI, Inc.	65,400	957
*	Brooks Automation, Inc.	166,387	1,286
*	Cabot Microelectronics Corp.	32,100	1,110
	Electro Rent Corp.	158,400	2,026
*	FormFactor, Inc.	81,800	883
*	Ixia	207,300	1,781
*	Littelfuse, Inc.	65,800	2,080
	Methode Electronics, Inc. - Class A	55,400	540
*	Microsemi Corp.	106,100	1,552
*	Newport Corp.	97,200	881
*	Progress Software Corp.	119,200	3,579

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio  53

Small Cap Value Portfolio

	Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Sonus Networks, Inc.	464,500	1,259
*	StarTek, Inc.	123,000	480
*	Symyx Technologies, Inc.	113,400	568
*	SYNNEX Corp.	82,500	2,114
*	Teradyne, Inc.	188,000	1,833
*	Websense, Inc.	106,600	2,015
*	Xyratex, Ltd.	92,300	1,306

	Total		27,966

	Materials (8.7%)

	AMCOL International Corp.	52,000	1,222
	American Vanguard Corp.	120,300	954
	AptarGroup, Inc.	110,700	4,187
	Arch Chemicals, Inc.	86,300	2,653
	Carpenter Technology Corp.	76,500	2,512
*	Clearwater Paper Corp.	41,200	2,256
	Deltic Timber Corp.	53,900	2,253
*	Innospec, Inc.	129,400	1,214
	Minerals Technologies, Inc.	30,000	1,426
	Myers Industries, Inc.	180,700	1,462
	Royal Gold, Inc.	49,486	2,375
	Sims Metal Management, Ltd., ADR	137,240	1,943
*	Wausau Paper Corp.	168,700	1,142

	Total		25,599

	Other Holdings (0.5%)

	iShares Russell 2000 Value Index Fund	28,400	1,620

	Total		1,620

	Telecommunication Services (0.4%)

*	Premiere Global Services, Inc.	207,900	1,318

	Total		1,318

	Utilities (3.9%)

	Black Hills Corp.	79,867	2,274
	Cleco Corp.	109,400	2,889
*	El Paso Electric Co.	125,900	2,436
	The Empire District Electric Co.	33,000	620
	Southwest Gas Corp.	73,200	2,159
	Vectren Corp.	51,400	1,216

	Total		11,594

	Total Common Stocks (Cost: $280,835)		283,315

	Preferred Stocks (1.7%)

	Federal Savings Institutions (0.6%)

	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	1,636

	Total		1,636

Preferred Stocks (1.7%)	Shares/ $ Par	Value $ (000’s)

Finance Services (0.5%)

Assured Guaranty, Ltd., 8.50%, 6/1/14	24,600	1,417

Total		1,417

Oil and Gas (0.6%)
Whiting Petroleum Corp., 6.25%, 12/31/49	9,800	1,898

Total		1,898

Total Preferred Stocks (Cost: $3,558)		4,951

Short-Term Investments (2.4%)

Other Holdings (2.4%)

T. Rowe Price Reserve Investment Fund	6,996,193	6,996

Total Short-Term Investments (Cost: $6,996)		6,996

Total Investments (100.0%) (Cost: $291,389)(a)		295,262

Other Assets, Less Liabilities (0.0%)		35

Net Assets (100.0%)		295,297

The Accompanying Notes are an Integral Part of the Financial Statements.

54  Small Cap Value Portfolio

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $291,389 and the net unrealized appreciation of investments based on that cost was $3,873 which is comprised of $44,324 aggregate gross unrealized appreciation and $40,451 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$ 283,315	$ -	$ -
Preferred Stocks	4,951	-	-
Short-Term Instruments	-	6,996	-
Other Financial Instruments#	-	-	-
Total	$ 288,266	$ 6,996	$ -

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio  55

International Growth Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 947.57	$ 4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$ 4.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

56  International Growth Portfolio

International Growth Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Foreign Common Stocks (90.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)

	Ajisen China Holdings, Ltd.	China	1,516,000	1,684
	Educomp Solutions, Ltd.	India	324,496	3,668
	Estacio Participacoes SA	Brazil	91,320	1,017
	Industria de Diseno Textil SA	Spain	29,995	1,701
	Jupiter Telecommunications Co., Ltd.	Japan	7,525	7,172
	Li & Fung, Ltd.	Hong Kong	1,574,000	7,066
	Ports Design, Ltd.	Hong Kong	522,500	1,331
	Raffles Education Corp., Ltd.	Singapore	16,059,000	3,248
	Shangri-La Asia, Ltd.	Hong Kong	1,240,000	2,310
	Yamada Denki Co., Ltd.	Japan	31,640	2,065

	Total			31,262

	Consumer Staples (10.6%)

	Anheuser-Busch InBev NV	Belgium	112,878	5,422
	British American Tobacco PLC	United Kingdom	145,988	4,623
	Imperial Tobacco Group PLC	United Kingdom	107,312	2,992
	Japan Tobacco, Inc.	Japan	2,412	7,498
	Olam International, Ltd.	Singapore	2,665,000	4,880

	Total			25,415

	Energy (6.2%)

	AMEC PLC	United Kingdom	390,355	4,758
	Petrofac, Ltd.	United Kingdom	430,387	7,568
	Technip SA	France	44,624	2,541

	Total			14,867

	Financials (17.3%)

	Admiral Group PLC	United Kingdom	399,518	8,353
	BM&F BOVESPA SA	Brazil	300,900	1,934
	Capitaland, Ltd.	Singapore	569,000	1,451
	Daito Trust Construction Co., Ltd.	Japan	29,400	1,662
	The Goldman Sachs Group, Inc.	United States	7,310	960
*	GP Investments, Ltd.	Brazil	294,828	983
	Hang Lung Properties, Ltd.	Hong Kong	1,813,000	6,988
	Housing Development Finance Corp., Ltd.	India	40,354	2,544
	HSBC Holdings PLC	United Kingdom	253,948	2,317
	IG Group Holdings PLC	United Kingdom	620,060	3,869
	Prudential PLC	United Kingdom	437,908	3,282
	Standard Chartered PLC	United Kingdom	295,665	7,178

	Total			41,521

	Health Care (6.2%)

	Alcon, Inc.	Switzerland	20,765	3,077
*	Celgene Corp.	United States	59,120	3,005
	Cochlear, Ltd.	Australia	19,381	1,207
*	Eurofins Scientific	France	38,421	1,363
	Novo Nordisk A/S	Denmark	38,952	3,142
	Roche Holding AG	Switzerland	22,516	3,092

	Total			14,886

	Foreign Common Stocks (90.3%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials (14.9%)

	Aggreko PLC	United Kingdom	404,635	8,447
	Bunzl PLC	United Kingdom	119,120	1,188
	Capita Group PLC	United Kingdom	536,863	5,890
	China Merchants Holdings International Co., Ltd.	Hong Kong	1,234,000	4,086
	DSV A/S	Denmark	211,097	3,029
*	Hansen Transmissions International NV	Belgium	2,671,696	2,949
	Homeserve PLC	United Kingdom	40,547	1,202
	Jain Irrigation Systems, Ltd.	India	168,373	3,856
	Regus PLC	Luxembourg	2,347,489	2,415
*	Ryanair Holdings PLC, ADR	Ireland	27,890	756
*	Vestas Wind Systems A/S	Denmark	46,623	1,938

	Total			35,756

	Information Technology (12.3%)

*	Autonomy Corp. PLC	United Kingdom	116,193	3,136
	Aveva Group PLC	United Kingdom	98,069	1,642
	Hirose Electric Co., Ltd.	Japan	25,400	2,319
	Keyence Corp.	Japan	10,700	2,461
*	Logitech International SA	Switzerland	154,774	2,102
	Nintendo Co., Ltd.	Japan	23,000	6,700
*	Research In Motion, Ltd.	Canada	74,525	3,671
*	Temenos Group AG	Switzerland	98,817	2,378
	Yahoo! Japan Corp.	Japan	12,858	5,110

	Total			29,519

	Materials (9.7%)

	Agnico-Eagle Mines, Ltd.	Canada	34,420	2,092
	BHP Billiton, Ltd.	Australia	97,514	3,033
	Huabao International Holdings, Ltd.	Hong Kong	2,451,000	3,128
	K+S AG	Germany	126,886	5,837
	Monsanto Co.	United States	68,225	3,153
	Potash Corp. of Saskatchewan, Inc.	Canada	68,890	5,941

	Total			23,184

	Total Foreign Common Stocks (Cost: $225,613)			216,410

	Preferred Stocks (1.7%)

	Consumer Discretionary (1.1%)

	Anhanguera Educacional Participacoes SA	Brazil	180,900	2,735

	Total			2,735

	Energy (0.6%)

	Petroleo Brasileiro SA, ADR	Brazil	45,187	1,347

	Total			1,347

	Total Preferred Stocks (Cost: $4,029)			4,082

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio  57

International Growth Portfolio

Convertible Corporate Bonds (1.6%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples (0.5%)

Olam International, Ltd., 6.00% 10/15/16	Singapore	1,100,000	1,198

Total			1,198

Information Technology (1.1%)

Autonomy Corp. PLC, 3.25% 3/4/15	United Kingdom	1,550,000	2,570

Total			2,570

Total Convertible Corporate Bonds (Cost: $3,622)			3,768

Total Investments (93.6%) (Cost: $233,264)(a)			224,260

Other Assets, Less Liabilities (6.4%)			15,400

Net Assets (100.0%)			239,660

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $233,264 and the net unrealized depreciation of investments based on that cost was $9,004 which is comprised of $12,509 aggregate gross unrealized appreciation and $21,513 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	28.8%
Japan	14.6%
Other	56.6%

Total	100.0%

(l)	As of June 30, 2010 portfolio securities with an aggregate value of $189,821 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

58  International Growth Portfolio

International Growth Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

		Valuation Inputs
	Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
	Foreign Common Stocks
	Consumer Discretionary	$ 1,017	$ 30,245	$ -
	Financials	3,877	37,644	-
	Health Care	6,082	8,804	-
	Industrials	756	35,000	-
	Information Technology	3,671	25,848	-
	Materials	11,186	11,998	-
	All Others	-	40,282	-
	Preferred Stocks	4,082	-	-
	Corporate Bonds	-	3,768	-
	Other Financial Instruments#	-	-	-

	Total	$ 30,671	$ 193,589	$ -

#	On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio  59

Research International Core Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 875.67	$ 5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$ 5.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

60  Research International Core Portfolio

Research International Core Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Foreign Common Stocks (98.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.8%)

	Bayerische Motoren Werke (BMW) AG	Germany	6,090	295
	Bridgestone Corp.	Japan	27,700	439
	Esprit Holdings, Ltd.	Hong Kong	74,475	403
	Grupo Televisa SA, ADR	Mexico	2,960	52
	Inditex SA	Spain	8,270	469
	Li & Fung, Ltd.	Hong Kong	50,000	224
	LVMH Moet Hennessy Louis Vuitton SA	France	7,730	842
	Publicis Groupe SA	France	6,600	262
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	52,750	98
	Virgin Media, Inc.	United States	7,800	130
	WPP PLC	United Kingdom	62,571	588

	Total			3,802

	Consumer Staples (10.0%)

	DANONE SA	France	13,576	725
	Heineken NV	Netherlands	12,760	541
	Japan Tobacco, Inc.	Japan	119	370
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	28,710	167
	Lawson, Inc.	Japan	14,000	612
	Nestle SA	Switzerland	32,552	1,570
	Reckitt Benckiser Group PLC	United Kingdom	11,450	529
	Tesco PLC	United Kingdom	58,910	332

	Total			4,846

	Energy (7.1%)

	BG Group PLC	United Kingdom	27,780	411
	CNOOC, Ltd.	Hong Kong	92,000	157
	INPEX Corp.	Japan	56	311
*	Noble Corp.	Switzerland	5,960	184
	Royal Dutch Shell PLC - Class A	United Kingdom	38,930	983
	Schlumberger, Ltd.	Netherlands	5,300	293
	Total SA	France	21,210	944
	Tullow Oil PLC	United Kingdom	10,047	150

	Total			3,433

	Financials (24.0%)

	Aberdeen Asset Management PLC	United Kingdom	107,970	207
	Aeon Credit Service Co., Ltd.	Japan	29,400	261
	Amlin PLC	United Kingdom	17,636	101
	Banco Santander Brasil SA, ADR	Brazil	41,050	424
	Bank of China, Ltd.	China	693,000	350
	Barclays PLC	United Kingdom	143,260	568
	BM&F BOVESPA SA	Brazil	40,200	258
	BNP Paribas	France	18,149	969
	BOC Hong Kong Holdings, Ltd.	Hong Kong	91,000	207
	China Construction Bank Corp. - Class H	China	584,000	470

	Foreign Common Stocks (98.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	China Pacific Insurance Group Co., Ltd. - Class H	China	90,200	356
	Commonwealth Bank of Australia	Australia	14,160	574
	Credit Suisse Group AG	Switzerland	14,440	543
	Deutsche Boerse AG	Germany	6,560	398
	HDFC Bank, Ltd., ADR	India	3,120	446
	Hiscox, Ltd.	United Kingdom	40,653	207
	Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	35,600	556
	HSBC Holdings PLC	United Kingdom	133,934	1,222
	ICICI Bank, Ltd.	India	25,057	459
	ICICI Bank, Ltd., ADR	India	2,430	88
*	ING Groep NV	Netherlands	80,790	600
	Julius Baer Group, Ltd.	Switzerland	7,973	227
*	KBC Groep NV	Belgium	6,418	246
*	K-Green Trust	Singapore	15,800	12
	Nomura Holdings, Inc.	Japan	53,900	295
*	SNS REAAL NV	Netherlands	49,000	213
	Sumitomo Mitsui Financial Group, Inc.	Japan	21,800	615
	Swiss Reinsurance Co., Ltd.	Switzerland	7,640	314
	Zurich Financial Services AG	Switzerland	2,060	452

	Total			11,638

	Health Care (8.6%)

	Bayer AG	Germany	9,327	520
	Diagnosticos da America SA	Brazil	9,000	85
	Miraca Holdings, Inc.	Japan	12,400	372
	Rhoen-Klinikum AG	Germany	16,260	361
	Roche Holding AG	Switzerland	8,320	1,143
	Sanofi-Aventis	France	14,430	870
	Santen Pharmaceutical Co., Ltd. Japan	12,100	435
	Synthes, Inc.	United States	3,220	370

	Total			4,156

	Industrials (14.3%)

	BEML, Ltd.	India	6,740	143
	Downer EDI, Ltd.	Australia	25,520	77
	East Japan Railway Co.	Japan	10,400	693
	Geberit AG	Switzerland	1,424	221
	Glory, Ltd.	Japan	18,900	411
	Hutchison Whampoa, Ltd.	Hong Kong	84,000	518
	JGC Corp.	Japan	29,000	440
	Keppel Corp., Ltd.	Singapore	79,000	476
	Legrand SA	France	3,850	113
	MAN SE	Germany	4,920	406
	Mitsubishi Corp.	Japan	23,000	479
	Schneider Electric SA	France	5,640	571
	Siemens AG	Germany	10,180	911
	TNT NV	Netherlands	8,532	215
	Tomkins PLC	United Kingdom	182,700	614
	Yamato Holdings Co., Ltd.	Japan	47,100	623

	Total			6,911

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio   61

Research International Core Portfolio

	Foreign Common Stocks (98.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (7.3%)

	Acer, Inc.	Taiwan	237,460	551
*	Cognizant Technology Solutions Corp.	United States	4,800	240
	Dassault Systemes SA	France	2,550	154
	Konica Minolta Holdings, Inc.	Japan	54,500	525
	Nokia Corp.	Finland	22,910	187
	Nomura Research Institute, Ltd. Japan	14,200	300
	Ricoh Co., Ltd.	Japan	15,000	191
	Samsung Electronics Co., Ltd.	South Korea	647	406
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	304,189	569
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	36,030	401

	Total			3,524

	Materials (8.7%)

	Akzo Nobel NV	Netherlands	15,360	795
	BHP Billiton PLC	United Kingdom	34,870	902
*	Iluka Resources, Ltd.	Australia	83,240	322
	Lihir Gold, Ltd.	Papua New Guinea	92,233	333
	Linde AG	Germany	7,650	803
	Monsanto Co.	United States	2,980	138
	Nufarm, Ltd.	Australia	27,130	122
	Symrise AG	Germany	15,363	317
	Teck Resources, Ltd. - Class B	Canada	16,290	482

	Total			4,214

	Telecommunication Services (5.6%)

	Cellcom Israel, Ltd.	Israel	6,620	165
	China Unicom Hong Kong, Ltd.	China	174,000	233
	KDDI Corp.	Japan	70	333
	Koninklijke KPN NV	Netherlands	47,450	606
*	PT XL Axiata Tbk	Indonesia	355,500	159
	Vivo Participacoes SA, ADR	Brazil	7,300	189
	Vodafone Group PLC	United Kingdom	495,150	1,026

	Total			2,711

	Utilities (5.5%)

	CEZ AS	Czech Republic	6,030	248
	Cheung Kong Infrastructure Holdings, Ltd.	Hong Kong	36,000	134
	CPFL Energia SA	Brazil	8,900	194
	E.ON AG	Germany	22,826	614
	EDP - Energias de Portugal SA	Portugal	76,480	226
	Fortum OYJ	Finland	11,270	248
	Red Electrica Corp. SA	Spain	5,965	213
	Tokyo Gas Co., Ltd.	Japan	131,000	599
	Tractebel Energia SA	Brazil	17,110	201

	Total			2,677

	Total Foreign Common Stocks (Cost: $50,931)			47,912

Short-Term Investments (1.3%)	Country	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions (1.3%)

HSBC USA, Inc., 0.10%, 7/1/10	United States	642,000	642

Total Short-Term Investments (Cost: $642)			642

Total Investments (100.2%) (Cost: $51,573)(a)			48,554

Other Assets, Less Liabilities (-0.2%)			(110)

Net Assets (100.0%)			48,444

The Accompanying Notes are an Integral Part of the Financial Statements.

62  Research International Core Portfolio

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $51,573 and the net unrealized depreciation of investments based on that cost was $3,019 which is comprised of $2,330 aggregate gross unrealized appreciation and $5,349 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	17.1%
United Kingdom	16.2%
France	11.3%
Switzerland	9.6%
Germany	9.6%
Netherlands	6.7%
Other	29.5%

Total	100.0%

(l)	As of June 30, 2010 portfolio securities with an aggregate value of $44,078 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$280	$3,522	$-
Consumer Staples	167	4,679	-
Energy	477	2,956	-
Financials	1,216	10,422	-
Health Care	85	4,071	-
Industrials	-	6,911	-
Information Technology	240	3,284	-
Materials	620	3,594	-
Telecommunications	354	2,357
Utilities	395	2,282
Short-Term Instruments	-	642	-
Other Financial Instruments#	-	-	-
Total	$3,834	$44,720	$-

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio   63

International Equity Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 874.85	$ 3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$ 3.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

64  International Equity Portfolio

International Equity Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Foreign Common Stocks (91.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.1%)

*	Accor SA	France	173,000	7,945
	Bayerische Motoren Werke (BMW) AG	Germany	380,920	18,425
	British Sky Broadcasting Group PLC	United Kingdom	1,864,690	19,449
	Burberry Group PLC	United Kingdom	738,190	8,324
	BYD Co., Ltd.	China	393,260	2,899
	Compagnie Generale des Etablissements Michelin - Class B	France	260,200	18,138
	Hyundai Motor Co.	South Korea	123,810	14,503
	Kingfisher PLC	United Kingdom	3,825,490	11,872
	Marks & Spencer Group PLC	United Kingdom	1,142,320	5,630
	Pearson PLC	United Kingdom	697,770	9,131
	Sony Corp.	Japan	323,400	8,608
	Vivendi	France	547,770	11,082

	Total			136,006

	Consumer Staples (2.5%)

	Nestle SA	Switzerland	389,800	18,808
	Unilever PLC	United Kingdom	348,295	9,282

	Total			28,090

	Energy (7.5%)

	BP PLC	United Kingdom	1,866,830	8,966
	China Shenhua Energy Co., Ltd.	China	1,578,500	5,725
	ENI SPA	Italy	414,535	7,610
	Gazprom OAO, ADR	Russia	368,660	6,934
	Petroleo Brasileiro SA, ADR	Brazil	359,140	12,326
	Repsol YPF SA	Spain	493,680	9,974
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	17,052
	SBM Offshore NV	Netherlands	464,278	6,626
	Total SA	France	205,958	9,166

	Total			84,379

	Financials (17.8%)

	ACE, Ltd.	Switzerland	234,580	12,076
	Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,608
	Aviva PLC	United Kingdom	1,859,380	8,642
	AXA SA	France	554,855	8,415
	Banco Santander SA	Spain	906,009	9,520
	Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,946
	Credit Agricole SA	France	364,020	3,726
	DBS Group Holdings, Ltd.	Singapore	1,788,000	17,337
	Hana Financial Group, Inc.	South Korea	204,280	5,410
	HSBC Holdings PLC	United Kingdom	1,474,937	13,512
*	ING Groep NV	Netherlands	1,268,502	9,418
	KB Financial Group, Inc.	South Korea	244,095	9,318
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,955,720	8,866

	Foreign Common Stocks (91.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,012
	National Australia Bank, Ltd.	Australia	514,532	9,939
	Nomura Holdings, Inc.	Japan	332,400	1,820
	Nordea Bank AB	Sweden	1,536,530	12,694
	Standard Chartered PLC	United Kingdom	370,360	8,991
	Swire Pacific, Ltd.	Hong Kong	1,276,500	14,464
	Swiss Re	Switzerland	319,952	13,162
*	UBS AG	Switzerland	1,015,136	13,456
	UniCredit SpA	Italy	2,143,121	4,757

	Total			200,089

	Health Care (9.2%)

*	Basilea Pharmaceutica AG	Switzerland	87,430	4,846
	Celesio AG	Germany	261,230	5,687
	GlaxoSmithKline PLC	United Kingdom	621,430	10,531
	Lonza Group AG	Switzerland	162,050	10,787
	Merck KGaA	Germany	192,990	14,060
	Novartis AG	Switzerland	424,920	20,616
	Roche Holding AG	Switzerland	90,390	12,413
	Sanofi-Aventis SA	France	259,555	15,652
	Takeda Pharmaceutical Co., Ltd.	Japan	208,500	8,923

	Total			103,515

	Industrials (14.1%)

	Alstom SA	France	102,790	4,635
	Atlas Copco AB	Sweden	820,510	12,012
	BAE Systems PLC	United Kingdom	3,411,020	15,846
*	British Airways PLC	United Kingdom	930,000	2,699
*	Deutsche Lufthansa AG	Germany	373,830	5,151
	Deutsche Post AG	Germany	935,380	13,569
	Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	8,722
	Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	11,250
	Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	13,387
	Mabuchi Motor Co., Ltd.	Japan	168,400	7,710
*	Rentokil Initial PLC	United Kingdom	2,672,940	4,244
*	Rolls-Royce Group PLC	United Kingdom	1,916,990	15,964
(p)*	Rolls-Royce Group PLC - Class C	United Kingdom	172,529,100	258
*	Shanghai Electric Group Co., Ltd.	China	31,604,000	13,937
	Siemens AG, ADR	Germany	199,230	17,837
	Smiths Group PLC	United Kingdom	320,326	5,070
*	Vestas Wind Systems A/S	Denmark	167,380	6,958

	Total			159,249

	Information Technology (9.7%)

*	Check Point Software Technologies, Ltd.	Israel	387,430	11,421
	Compal Electronics, Inc.	Taiwan	6,065,574	7,232
	FUJIFILM Holdings Corp.	Japan	159,300	4,582
	Lite-On Technology Corp.	Taiwan	3,485,215	3,812

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio   65

International Equity Portfolio

	Foreign Common Stocks (91.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Nintendo Co., Ltd.	Japan	77,630	22,613
	Samsung Electronics Co., Ltd.	South Korea	35,970	22,585
	SAP AG	Germany	261,040	11,595
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,216,825	19,105
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	622,120	6,927

	Total			109,872

	Materials (3.2%)

	Akzo Nobel NV	Netherlands	155,660	8,052
	Alumina, Ltd.	Australia	7,791,350	9,873
	Vale SA, ADR	Brazil	881,000	18,519

	Total			36,444

	Telecommunication Services (12.1%)

	China Mobile, Ltd.	Hong Kong	979,500	9,731
	China Telecom Corp., Ltd.	China	25,514,000	12,214
	Chunghwa Telecom Co., Ltd., ADR	Taiwan	208,500	4,105
	France Telecom SA	France	756,770	13,059
	KT Corp., ADR	South Korea	385,100	7,382
	Nippon Telegraph & Telephone Corp.	Japan	193,000	7,880
	Portugal Telecom SGPS SA	Portugal	632,670	6,271
	Telefonica SA, ADR	Spain	395,838	21,981
	Telekom Austria AG	Austria	85,800	954
	Telenor ASA	Norway	1,208,610	15,178
	Turkcell Iletisim Hizmetleri AS	Turkey	2,371,420	12,268
	Vodafone Group PLC	United Kingdom	12,341,413	25,574

	Total			136,597

	Utilities (3.4%)

	E.ON AG	Germany	440,100	11,847
	Electricite de France SA	France	258,050	9,807
	GDF Suez	France	300,594	8,505
	Iberdrola SA	Spain	1,333,390	7,477
*	Iberdrola SA - Rights	Spain	51,284	290

	Total			37,926

	Total Foreign Common Stocks (Cost: $1,064,427)			1,032,167

	Short-Term Investments (8.0%)

	Autos (0.9%)

	Toyota Motor Credit Corp., 0.32%, 7/14/10	United States	10,000,000	9,999

	Total			9,999

	Commercial Banks Non-US (0.9%)

	Barclays US Funding LLC, 0.18%, 7/12/10	United States	10,000,000	10,000

	Total			10,000

Short-Term Investments (8.0%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.3%)
Sempra Global, 0.36%, 7/9/10	United States	10,000,000	9,999
Sempra Global, 0.42%, 7/1/10	United States	5,000,000	5,000

Total			14,999

Federal Government & Agencies (0.9%)

Federal Home Loan Bank, 0.10%, 8/18/10	United States	10,000,000	9,999

Total			9,999

Finance Services (1.7%)

Alpine Securitization, 0.33%, 7/6/10	United States	10,000,000	10,000
Liberty Street Funding LLC, 0.34%, 7/9/10	United States	10,000,000	9,999

Total			19,999

Short Term Business Credit (0.9%)

Falcon Asset Securitization Co. LLC, 0.33%, 7/8/10	United States	10,000,000	9,999

Total			9,999

Utilities (1.4%)

American Electric Power Co., Inc., 0.39%, 7/9/10	United States	5,000,000	4,999
Public Service Electric & Gas Co., 0.28%, 7/1/10	United States	5,700,000	5,700
Public Service Electric & Gas Co., 0.32%, 7/9/10	United States	5,000,000	5,000

Total			15,699

Total Short-Term Investments (Cost: $90,694)			90,694

Total Investments (99.6%) (Cost: $1,155,121)(a)			1,122,861

Other Assets, Less Liabilities (0.4%)			4,238

Net Assets (100.0%)			1,127,099

The Accompanying Notes are an Integral Part of the Financial Statements.

66  International Equity Portfolio

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,155,121 and the net unrealized depreciation of investments based on that cost was $32,260 which is comprised of $191,708 aggregate gross unrealized appreciation and $223,968 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.8%
France	9.8%
Switzerland	9.4%
Germany	8.7%
United States	8.0%
Japan	6.4%
South Korea	5.3%
Other	34.6%

Total	100.0%

(l)	As of June 30, 2010 portfolio securities with an aggregate value of $909,304 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(p)	Restricted securities (excluding 144A issues) on June 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Rolls-Royce Group PLC - Class C (172,529,100 restricted shares)	10/28/09	$266	$258	0.02%

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Foreign Common Stocks
Energy	$ 19,260	$ 65,119	$ -
Financials	13,088	187,001	-
Industrials	26,559	132,690	-
Information Technology	11,421	98,451	-
Materials	18,519	17,925	-
Telecommunications	33,468	103,129	-
All Others	-	305,537	-
Short-Term Investments	-	90,694	-
Other Financial Instruments#	-	-	-
Total	$ 122,315	$ 1,000,546	$ -

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio  67

Emerging Markets Equity Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest in derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$ 961.07	$ 7.29
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$ 7.50

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

68  Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Foreign Common Stocks (94.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.9%)

	Companhia Hering	Brazil	12,800	333
*	Corporacion GEO SAB de CV - Series B	Mexico	105,440	281
	Foschini, Ltd.	South Africa	133,196	1,120
	Genting Bhd	Malaysia	120,600	264
	Grupo Televisa SA, ADR	Mexico	23,288	405
*	Kroton Educacional SA	Brazil	53,801	398
	Lewis Group, Ltd.	South Africa	86,466	662
	Li & Fung, Ltd.	Hong Kong	266,000	1,194
	Naspers, Ltd. - Class N	South Africa	31,177	1,048
*	Sands China, Ltd.	Macau	1,120,400	1,645
	Stella International Holdings, Ltd.	Hong Kong	550,000	1,058
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	155,214	288

	Total			8,696

	Consumer Staples (8.1%)

	BIM Birlesik Magazalar AS	Turkey	30,183	834
	Dabur India, Ltd.	India	296,621	1,338
	Dairy Farm International Holdings, Ltd.	Hong Kong	49,500	345
	Grupo Continental SAB de CV	Mexico	184,470	512
	Hengan International Group Co., Ltd.	Hong Kong	95,500	770
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	36,218	210
	KT&G Corp.	South Korea	15,345	754
	Massmart Holdings, Ltd.	South Africa	36,281	555
	Shinsegae Co., Ltd.	South Korea	2,464	1,064
	Shoprite Holdings, Ltd.	South Africa	53,615	576
	Tiger Brands, Ltd.	South Africa	23,822	525
	Tradewinds Malaysia Bhd	Malaysia	433,000	406

	Total			7,889

	Energy (11.4%)

	China Shenhua Energy Co., Ltd.	China	227,500	825
	CNOOC, Ltd.	Hong Kong	1,141,000	1,939
	Gazprom OAO, ADR	Russia	83,607	1,573
	Lukoil OAO, ADR	Russia	31,231	1,608
	Oil & Natural Gas Corp., Ltd.	India	3,844	108
	Petroleo Brasileiro SA, ADR	Brazil	65,754	2,257
	PTT Exploration & Production PCL	Thailand	116,700	517
	Reliance Industries, Ltd.	India	62,339	1,452
	Tenaris SA, ADR	Luxembourg	8,548	296
	Tupras-Turkiye Petrol Rafinerileri AS	Turkey	29,815	541

	Total			11,116

	Foreign Common Stocks (94.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials (23.0%)

	Banco Compartamos SAB de CV	Mexico	50,100	260
	Banco Santander Brasil SA	Brazil	55,500	570
	Banco Santander Chile, ADR	Chile	6,096	409
	Bank of China, Ltd.	China	2,660,000	1,342
	BM&F BOVESPA SA	Brazil	60,900	391
	Bolsa Mexicana de Valores SAB de CV	Mexico	190,300	299
	Brasil Brokers Participacoes SA	Brazil	117,400	378
	China Construction Bank Corp.	China	2,413,000	1,942
	China Merchants Bank Co., Ltd.	China	65,698	157
	China Overseas Land & Investment, Ltd.	Hong Kong	388,000	723
	China Pacific Insurance Group Co., Ltd.	China	395,600	1,560
	Commercial International Bank Egypt SAE	Egypt	65,400	798
	Credicorp, Ltd.	Peru	3,851	350
	First Pacific Co., Ltd.	Hong Kong	1,934,000	1,309
	Hana Financial Group, Inc.	South Korea	37,400	991
	Hang Lung Properties, Ltd.	Hong Kong	242,000	933
	Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	42,300	661
	Housing Development Finance Corp., Ltd.	India	23,608	1,488
	ICICI Bank, Ltd.	India	40,724	745
	Komercni Banka AS	Czech Republic	4,576	739
	LPS Brasil - Consultoria de Imoveis SA	Brazil	23,200	295
	Public Bank Bhd	Malaysia	487,200	1,792
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	5,558	881
	Standard Chartered PLC	United Kingdom	70,518	1,723
	Turkiye Garanti Bankasi AS	Turkey	399,423	1,655

	Total			22,391

	Health Care (3.8%)

	Diagnosticos da America SA	Brazil	76,300	718
*	Fleury SA	Brazil	67,200	744
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	203,100	676
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	30,714	1,597

	Total			3,735

	Industrials (1.2%)

	BEML, Ltd.	India	18,879	401
	Copa Holdings SA - Class A	Panama	6,166	273
	Sinotruk Hong Kong, Ltd.	China	632,000	501

	Total			1,175

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio  69

Emerging Markets Equity Portfolio

	Foreign Common Stocks (94.8%)	Country	Shares/ $ Par	Value $ (000's)

	Information Technology (17.4%)

	Acer, Inc.	Taiwan	449,360	1,042
	Cielo SA	Brazil	33,940	286
	CSU Cardsystem SA	Brazil	151,969	707
*	Hon Hai Precision Industry Co., Ltd.	Taiwan	318,400	1,118
	HTC Corp.	Taiwan	106,438	1,412
	Infosys Technologies, Ltd., ADR	India	40,693	2,438
*	NICE Systems, Ltd., ADR	Israel	16,568	422
	Redecard SA	Brazil	30,000	424
	Samsung Electronics Co., Ltd.	South Korea	6,217	3,904
	Siliconware Precision Industries Co.	Taiwan	1,127,000	1,219
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,112,290	2,080
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	146,233	1,427
	Totvs SA	Brazil	5,600	416

	Total			16,895

	Materials (10.9%)

*	Anglo Platinum, Ltd.	South Africa	9,371	882
	Anhui Conch Cement Co., Ltd.	China	340,000	983
	Corporacion Moctezuma SAB de CV	Mexico	210,100	486
	Duratex SA	Brazil	30,086	273
	Formosa Plastics Corp.	Taiwan	355,000	746
	Gold Fields, Ltd.	South Africa	44,867	604
	Grupo Mexico SAB de CV - Series B	Mexico	150,680	358
	Magnitogorsk Iron & Steel Works	Russia	49,100	456
	Mexichem SAB de CV	Mexico	105,500	273
	Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	43,050	622
	National Aluminium Co., Ltd.	India	44,723	409
	Novolipetsk Steel	Russia	17,350	451
	POSCO	South Korea	1,435	545
	Steel Authority of India, Ltd.	India	338,204	1,395
	Vale SA, ADR	Brazil	85,227	2,075

	Total			10,558

	Telecommunication Services (7.9%)

	America Movil SAB de CV - Series L, ADR	Mexico	30,680	1,457
	China Mobile, Ltd.	Hong Kong	88,500	879
	China Unicom Hong Kong, Ltd., ADR	China	55,171	734
	Empresa Nacional de Telecomunicaciones SA	Chile	23,671	319
	Mobile TeleSystems OAO, ADR	Russia	46,003	881
	MTN Group, Ltd.	South Africa	107,159	1,405
	Philippine Long Distance Telephone Co.	Philippines	8,519	437
*	PT XL Axiata Tbk	Indonesia	2,729,000	1,222

	Foreign Common Stocks (94.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	Vivo Participacoes SA, ADR	Brazil	13,925	361

	Total			7,695

	Utilities (2.2%)

	CPFL Energia SA	Brazil	10,700	234
	Enersis SA, ADR	Chile	13,105	261
	Equatorial Energia SA	Brazil	22,700	204
	Manila Water Co., Inc.	Philippines	1,257,000	440
	Tanjong PLC	Malaysia	117,400	630
	Tractebel Energia SA	Brazil	28,075	329

	Total			2,098

	Total Foreign Common Stocks (Cost: $86,888)			92,248

	Preferred Stocks (4.1%)

	Consumer Discretionary (1.0%)

	Anhanguera Educacional Participacoes SA	Brazil	47,200	713
*	NET Servicos de Comunicacao SA	Brazil	26,100	246

	Total			959

	Consumer Staples (0.6%)

	Companhia de Bebidas das Americas, ADR	Brazil	5,688	574

	Total			574

	Financials (1.1%)

	Bancolombia SA, ADR	Colombia	6,404	321
	Itau Unibanco Holding SA, ADR	Brazil	40,738	734

	Total			1,055

	Information Technology (0.2%)

	Universo Online SA	Brazil	34,500	176

	Total			176

	Materials (0.5%)

	Suzano Papel e Celulose SA	Brazil	24,775	209
	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	12,500	333

	Total			542

	Utilities (0.7%)

	AES Tiete SA	Brazil	14,000	161
	Eletropaulo Metropolitana SA - Class B	Brazil	24,760	493

	Total			654

	Total Preferred Stocks (Cost: $3,458)			3,960

The Accompanying Notes are an Integral Part of the Financial Statements.

70 Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Short-Term Investments (1.1%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks (1.1%)

BNP Paribas Finance, Inc., 0.04%, 7/1/10	United States	1,070,000	1,070

Total Short-Term Investments (Cost: $1,070)			1,070

Total Investments (100.0%) (Cost: $91,416)(a)			97,278

Other Assets, Less Liabilities (0.0%)			47

Net Assets (100.0%)			97,325

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $91,416 and the net unrealized appreciation of investments based on that cost was $5,862 which is comprised of $11,828 aggregate gross unrealized appreciation and $5,966 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	15.4%
Hong Kong	10.1%
India	10.0%
Taiwan	9.3%
South Korea	8.4%
China	8.3%
South Africa	7.6%
Russia	5.7%
Mexico	5.7%
Other	19.5%

Total	100.0%

(l)	As of June 30, 2010 portfolio securities with an aggregate value of $59,573 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio  71

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$ 1,705	$ 6,991	$ -
Consumer Staples	1,067	6,822	-
Energy	6,251	4,865	-
Financials	3,750	18,641	-
Health Care	3,735	-	-
Industrials	273	902	-
Information Technology	6,120	10,775	-
Materials	4,508	6,050	-
Telecommunications	3,752	3,943
Utilities	1,028	1,070
Preferred Stocks	3,960	-	-
Short-Term Investments	-	1,070	-
Other Financial Instruments#	-	-	-
Total	$ 36,149	$ 61,129	$ -

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

72  Emerging Markets Equity Portfolio

Money Market Portfolio

Because the Portfolio invests a significant portion of its assets in securities of companies in the banking industry, developments affecting that industry will have a disproportionate impact on the Portfolio, including interest rate risk, credit risk, and risks associated with regulatory changes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,001.36	$ 0.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$ 0.02

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.003%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

Money Market Portfolio   73

Money Market Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (2.6%)

Bank of America Auto Trust, 0.262%, 2/15/11 144A	4,039,377	4,039
Ford Credit Auto Lease Trust, 0.283%, 2/15/11 144A	3,648,276	3,648
Nissan Auto Lease Trust, 0.561%, 6/15/11	3,524,940	3,525
Volkswagen Auto Loan Enhanced Trust, 0.261%, 2/21/11	2,617,038	2,617

Total		13,829

Autos (7.5%)

American Honda Finance Corp., 0.32%, 8/16/10	10,500,000	10,496
American Honda Finance Corp., 1.173%, 8/13/10 144A	10,000,000	10,000
Toyota Motor Credit Corp., 0.33%, 7/29/10	5,200,000	5,198
Toyota Motor Credit Corp., 0.35%, 7/30/10	14,500,000	14,496

Total		40,190

Beverage/Bottling (2.3%)

Coca-Cola Enterprises, Inc., 0.953%, 5/6/11	12,295,000	12,359

Total		12,359

Commercial Banks Non-US (12.6%)

Barclays US Funding LLC, 0.20%, 7/2/10	5,500,000	5,500
Barclays US Funding LLC, 0.37%, 7/21/10	15,000,000	14,997
HSBC Finance Corp., 0.28%, 7/23/10	11,500,000	11,498
Rabobank Nederland NV of NY, 0.407%, 4/26/11	15,000,000	15,000
Royal Bank of Canada, 0.13%, 7/26/10	13,700,000	13,699
Royal Bank of Canada, 0.26%, 9/28/10	6,800,000	6,795

Total		67,489

Federal Government & Agencies (2.0%)

Federal National Mortgage Association, 0.08%, 7/15/10	10,400,000	10,400

Total		10,400

Finance Lessors (3.8%)

Gemini Securitization Corp. LLC, 0.35%, 7/7/10	20,000,000	19,999

Total		19,999

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services (13.6%)

Alpine Securitization, 0.26%, 7/6/10	11,000,000	11,000
Alpine Securitization, 0.33%, 7/9/10	9,213,000	9,212
Ciesco LLC, 0.37%, 8/6/10	6,215,000	6,213
Ciesco LLC, 0.38%, 8/6/10	13,300,000	13,295
Liberty Street Funding LLC, 0.34%, 7/1/10	6,000,000	6,000
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	12,000,000	12,035
Morgan Stanley, 0.554%, 1/18/11	14,800,000	14,794

Total		72,549

Government (21.6%)

US Treasury, 1.50%, 10/31/10	25,000,000	25,091
US Treasury, 2.00%, 9/30/10	30,000,000	30,133
US Treasury, 2.375%, 8/31/10	29,875,000	29,984
US Treasury, 2.75%, 7/31/10	30,000,000	30,067

Total		115,275

Life Insurance (3.2%)

Mass Mutual Global Funding II, 0.305%, 4/21/11 144A	9,900,000	9,900
New York Life Global Funding, 0.354%, 4/1/11 144A	7,400,000	7,400

Total		17,300

Machinery (1.0%)

John Deere Capital Corp., 1.004%, 1/18/11	5,500,000	5,519

Total		5,519

Miscellaneous Business Credit Institutions (3.8%)

General Electric Capital Corp., 0.25%, 8/30/10	15,000,000	14,994
General Electric Capital Corp., 0.374%, 4/18/11	5,500,000	5,497

Total		20,491

Personal Credit Institutions (11.4%)

Bryant Park Funding LLC, 0.33%, 7/12/10	10,000,000	9,999
Bryant Park Funding LLC, 0.33%, 7/13/10	10,000,000	9,999
Straight-A Funding LLC, 0.25%, 7/19/10	6,500,000	6,499
Straight-A Funding LLC, 0.30%, 8/12/10	4,000,000	3,999

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions continued

Straight-A Funding LLC, 0.35%, 7/16/10	10,000,000	9,999
Thunder Bay Funding LLC, 0.32%, 7/20/10	20,500,000	20,496

Total		60,991

Short Term Business Credit (14.4%)

Atlantic Asset Securitization LLC, 0.36%, 7/8/10	20,000,000	19,999
Falcon Asset Securitization Co. LLC, 0.32%, 7/22/10	10,950,000	10,948
Falcon Asset Securitization Co. LLC, 0.38%, 8/4/10	5,100,000	5,098
Ranger Funding Co. LLC, 0.09%, 7/1/10	9,000,000	9,000
Ranger Funding Co. LLC, 0.31%, 7/14/10	11,500,000	11,499
Sheffield Receivables Corp., 0.32%, 7/14/10	4,000,000	3,999
Sheffield Receivables Corp., 0.42%, 8/20/10	16,500,000	16,491

Total		77,034

Total Money Market Investments (Cost: $533,425)		533,425

Total Investments (99.8%) (Cost: $533,425)		533,425

Other Assets, Less Liabilities (0.2%)		1,175

Net Assets (100.0%)		534,600

The Accompanying Notes are an Integral Part of the Financial Statements.

74   Money Market Portfolio

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was $34,987 representing 6.54% of the net assets.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
US Government & Agency Investments	$ -	$ 125,675	$ -
Corporate Bonds	-	92,504	-
Structured Products	-	13,829	-
Commercial Paper	-	301,417	-
Other Financial Instruments#	-	-	-
Total	$ -	$ 533,425	$ -

# On June 30, 2010, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio  75

Short-Term Bond Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,024.39	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$1.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

76  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (0.9%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	251
Boeing Capital Corp., 5.80%, 1/15/13	80,000	88
The Boeing Co., 1.875%, 11/20/12	170,000	172
General Dynamics Corp., 1.80%, 7/15/11	105,000	106
General Dynamics Corp., 5.25%, 2/1/14	135,000	152
Northrop Grumman Systems Corp., 7.125%, 2/15/11	250,000	259

Total		1,028

Auto Manufacturing (0.7%)

American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	260
PACCAR Financial Corp., 1.95%, 12/17/12	155,000	157
PACCAR, Inc., 6.875%, 2/15/14	95,000	110
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	204

Total		782

Banking (7.9%)

ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	165,000	167
Bank of America Corp., 4.50%, 8/1/10	250,000	251
The Bank of New York Mellon Corp., 2.95%, 6/18/15	250,000	253
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	258
Bank of Tokyo- Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	125,000	130
BB&T Corp., 3.375%, 9/25/13	240,000	248
BNP Paribas, 3.25%, 3/11/15	250,000	247
Citigroup, Inc., 6.00%, 12/13/13	100,000	105
Citigroup, Inc., 6.50%, 8/19/13	200,000	213

Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,026
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	235
Deutsche Bank AG/London, 2.375%, 1/11/13	250,000	251
HSBC Bank PLC, 3.50%, 6/28/15 144A	200,000	202
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	267
Morgan Stanley, 6.00%, 5/13/14	150,000	159
National Australia Bank, Ltd., 2.50%, 1/8/13 144A	250,000	252
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,227
Nordea Bank AB, 3.70%, 11/13/14 144A	250,000	255
PNC Funding Corp., 3.00%, 5/19/14	185,000	187
Regions Financial Corp., 4.875%, 4/26/13	100,000	101
Royal Bank of Canada/New York NY, 2.25%, 3/15/13	250,000	254
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	250,000	240
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	161
State Street Corp., 4.30%, 5/30/14	150,000	160
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,071
Westpac Banking Corp., 4.20%, 2/27/15	100,000	104

Total		9,024

Beverage/Bottling (0.4%)

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13 144A	250,000	253
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	172

Total		425

Cable/Media/Broadcasting/Satellite (0.6%)

Comcast Corp., 4.95%, 6/15/16	90,000	97
Comcast Corp., 5.90%, 3/15/16	160,000	180

Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
Cable/Media/Broadcasting/Satellite continued
Discovery Communications LLC, 3.70%, 6/1/15	180,000	184
Viacom, Inc., 4.375%, 9/15/14	250,000	266

Total		727

Consumer Products (0.4%)

The Clorox Co., 3.55%, 11/1/15	250,000	264
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	135

Total		399

Electric Utilities (2.0%)

Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	266
The Detroit Edison Co., 6.125%, 10/1/10	250,000	253
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	274
Exelon Corp., 4.90%, 6/15/15	250,000	267
Nevada Power Co., 6.50%, 4/15/12	250,000	270
PacifiCorp, 5.45%, 9/15/13	250,000	276
PSE&G Power LLC, 2.50%, 4/15/13 144A	100,000	101
Southern California Edison Co., 5.75%, 3/15/14	250,000	281
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	254

Total		2,242

Electronics (0.5%)

Hewlett-Packard Co., 4.50%, 3/1/13	250,000	270
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	353

Total		623

Finance Services (0.2%)

Merrill Lynch & Co., Inc., 4.79%, 8/4/10	215,000	216

Total		216

Food Processors (0.9%)

ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	283
H.J. Heinz Co., 5.35%, 7/15/13	250,000	275

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  77

Short-Term Bond Portfolio

Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
Food Processors continued
Kraft Foods, Inc., 5.625%, 11/1/11	155,000	163
Kraft Foods, Inc., 6.25%, 6/1/12	95,000	103
Mead Johnson Nutrition Co., 3.50%, 11/1/14 144A	200,000	207

Total		1,031

Gas Pipelines (0.7%)

Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	272
Kinder Morgan Energy Partner LP, 6.75%, 3/15/11	250,000	259
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	190
TransCanada PipeLines, Ltd., 3.40%, 6/1/15	85,000	88

Total		809

Health Care/Pharmaceuticals (1.2%)

Baxter International, Inc., 1.80%, 3/15/13	50,000	51
Express Scripts, Inc., 5.25%, 6/15/12	250,000	267
Life Technologies Corp., 3.375%, 3/1/13	105,000	107
Medtronic, Inc., 3.00%, 3/15/15	250,000	259
Novartis Capital Corp., 2.90%, 4/24/15	250,000	257
Stryker Corp., 3.00%, 1/15/15	135,000	140
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	258

Total		1,339

Independent Finance (0.1%)

General Electric Capital Corp., 5.25%, 10/19/12	25,000	27
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	31

Total		124

Information/Data Technology (0.5%)

Adobe Systems, Inc., 3.25%, 2/1/15	250,000	257
Xerox Corp., 4.25%, 2/15/15	250,000	259

Total		516

Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
Life Insurance (0.4%)
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	253
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	258

Total		511

Machinery (0.4%)

Caterpillar Financial Services Corp., 1.90%, 12/17/12	180,000	182
John Deere Capital Corp., 4.95%, 12/17/12	250,000	271

Total		453

Metals/Mining (1.0%)

Alcoa, Inc., 5.375%, 1/15/13	100,000	104
ArcelorMittal, 5.375%, 6/1/13	250,000	263
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	250,000	265
Steel Dynamics, Inc., 7.375%, 11/1/12	250,000	259
Teck Resources, Ltd., 10.25%, 5/15/16	250,000	295

Total		1,186

Oil and Gas (1.8%)

Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	262
Cenovus Energy, Inc., 4.50%, 9/15/14 144A	250,000	267
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	267
EnCana Corp., 4.75%, 10/15/13	250,000	268
EOG Resources, Inc., 2.95%, 6/1/15	185,000	187
Occidental Petroleum Corp., 7.00%, 11/1/13	250,000	292
Shell International Finance BV, 3.10%, 6/28/15	250,000	254
XTO Energy, Inc., 4.90%, 2/1/14	250,000	275

Total		2,072

Other Finance (1.0%)

American Express Credit Corp., 5.125%, 8/25/14	215,000	231
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	381
USAA Capital Corp., 2.24%, 3/30/12	500,000	513

Total		1,125

	Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
	Other Holdings (3.1%)
(f)	Australia Treasury Bill, 0.00%, 9/24/10	500,000	417
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	675,000	416
(f)	Canadian Treasury Bill, 0.00%, 9/16/10	550,000	516
(f)	Korea Monetary Stabilization Bond, 0.00%, 7/13/10	624,000,000	510
(f)	Korea Monetary Stabilization Bond, 0.00%, 8/10/10	629,500,000	513
(f)	Mexico Cetes, 0.00%, 7/29/10	62,700,000	483
(f)	Mexico Cetes, 0.00%, 8/26/10	67,000,000	514
(f)(n)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	135

	Total		3,504

	Railroads (0.2%)

	Norfolk Southern Corp., 6.75%, 2/15/11	237,000	244

	Total		244

	Real Estate Investment Trusts (0.7%)

	Duke Realty LP, 5.625%, 8/15/11	250,000	256
	Simon Property Group LP, 6.75%, 5/15/14	250,000	281
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	250,000	283

	Total		820

	Retail Stores (0.7%)

	The Home Depot, Inc., 4.625%, 8/15/10	250,000	251
	Hyundai Motor Manufacturing Czech SRO, 4.50%, 4/15/15 144A	45,000	45
	Lowe’s Cos., 5.00%, 10/15/20	250,000	280
	Staples, Inc., 7.75%, 4/1/11	250,000	261

	Total		837

	Telecommunications (1.5%)

	America Movil SAB de CV, 3.625%, 3/30/15 144A	215,000	220
	Cellco Partnership/Verizon Wireless Captial LLC, 3.75%, 5/20/11	250,000	256
	France Telecom SA, 4.375%, 7/8/14	250,000	270

The Accompanying Notes are an Integral Part of the Financial Statements.

78  Short-Term Bond Portfolio

Short-Term Bond Portfolio

	Corporate Bonds (28.0%)	Shares/ $ Par	Value $ (000’s)
	Telecommunications continued
	Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	213
	Sprint Capital Corp., 7.625%, 1/30/11	250,000	254
	Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	251
	Telefonica Emisiones SAU, 5.855%, 2/4/13	250,000	269

	Total		1,733

	Vehicle Parts (0.2%)

	Johnson Controls, Inc., 5.25%, 1/15/11	250,000	254

	Total		254

	Total Corporate Bonds (Cost: $31,501)		32,024

	Governments (42.1%)

	Governments (42.1%)

	Federal Home Loan Bank, 1.625%, 3/20/13	5,000,000	5,073
(b)	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,417
	Province of Ontario Canada, 2.70%, 6/16/15	500,000	504
(b)	US Treasury, 0.75%, 5/31/12	6,000,000	6,017
	US Treasury, 1.00%, 3/31/12	2,429,000	2,448
(b)	US Treasury, 1.375%, 3/15/13	7,100,000	7,192
	US Treasury, 1.375%, 5/15/13	1,713,000	1,734
	US Treasury, 2.125%, 5/31/15	195,000	198
(b)	US Treasury, 2.50%, 3/31/15	17,615,000	18,254
	US Treasury, 3.625%, 2/15/20	595,000	629
	US Treasury, 4.00%, 2/15/15	659,000	727

	Total Governments (Cost: $46,657)		48,193

	Structured Products (20.9%)

	Structured Products (20.9%)

	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.128%, 7/10/42	560,737	560

Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A2, 4.161%, 12/10/42	320,074	323
Capital One Multi- Asset Execution Trust, Series 2007-A6, Class A6, 0.42%, 5/15/13	875,000	875
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	359,023	361
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.362%, 1/25/36	494,288	404
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	366,762	394
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	2,103,571	2,276
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	388,362	430
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	374,663	419
Federal National Mortgage Association, 5.00%, 5/1/20	1,060,634	1,139
Federal National Mortgage Association, 6.00%, 8/1/22	850,995	926
Federal National Mortgage Association, 6.50%, 8/1/37	1,244,028	1,364
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.01%, 12/15/31 144A	669,425	669
GMAC Mortgage Corp. Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40	1,000,000	998
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	1,042
John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	807,048	814
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	110,954	111

Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	498,123	505
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	445
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,555
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	180,000	181
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class C, 7.95%, 3/15/32	1,000,000	1,021
Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,058
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	60,169	60
Steiner Properties LLC, Series 1997-1, Class A, 7.482%, 3/31/12 144A	190,388	195
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.467%, 10/25/46	730,226	712
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.473%, 6/25/37	568,377	552
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,060
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,109
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	405,659	410
Washington Mutual Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 144A	752,592	756
Wells Fargo Mortgage Backed Securities, Series 2004-3, Class A, 4.75%, 4/25/19	431,015	441

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  79

Short-Term Bond Portfolio

	Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued
	World Financial Properties, 6.91%, 9/1/13 144A	638,247	680

	Total Structured Products (Cost: $23,120)		23,845

	Short-Term Investments (8.4%)
	Autos (0.9%)

(b)	Toyota Motor Credit Corp., 0.36%, 7/8/10	1,000,000	1,000

	Total		1,000

	Finance Lessors (0.9%)

(b)	Gemini Securitization Corp. LLC, 0.35%, 7/12/10	1,000,000	1,000

	Total		1,000

	Food Processors (1.1%)

(b)	Kellogg Co., 0.25%, 7/1/10	1,300,000	1,300

	Total		1,300

	Miscellaneous Business Credit Institutions (0.9%)

(b)	General Electric Capital Corp., 0.27%, 7/9/10	1,000,000	1,000

	Total		1,000

	Personal Credit Institutions (2.6%)

(b)	HSBC Finance Corp., 0.30%, 7/1/10	1,000,000	1,000
(b)	Straight-A Funding LLC, 0.30%, 7/19/10	1,000,000	999
(b)	Thunder Bay Funding LLC, 0.32%, 7/14/10	1,000,000	1,000

	Total		2,999

	Retail Food and Drug (1.1%)
(b)	CVS Caremark Corp., 0.28%, 7/1/10	1,300,000	1,300

	Total		1,300

	Short Term Business Credit (0.9%)

(b)	Atlantic Asset Securitization LLC, 0.35%, 7/8/10	1,000,000	1,000

	Total		1,000

	Total Short-Term Investments (Cost: $9,599)		9,599

	Total Investments (99.4%) (Cost: $110,877)(a)		113,661

	Other Assets, Less Liabilities (0.6%)		700

	Net Assets (100.0%)		114,361

The Accompanying Notes are an Integral Part of the Financial Statements.

80  Short-Term Bond Portfolio

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $12,721 representing 11.12% of the net assets.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $110,877 and the net unrealized appreciation of investments based on that cost was $2,784 which is comprised of $3,106 aggregate gross unrealized appreciation and $322 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $42,036)	193	9/10	$(199)

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation /(Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	500	9/10	$—	$(8)	$(8)
Sell	Barclays Bank PLC	AUD	500	9/10	14	—	14

					$14	$(8)	$6

AUD — Australian Dollar

(n)	At June 30, 2010 portfolio securities with an aggregate value of $135 (in thousands) were valued with reference to securities whose values are more readily available.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:

US Government & Agency Bonds	$-	$48,193	$-

Foreign Bonds	-	3,504	-

Corporate Bonds	-	28,520	-

Structured Products	-	23,845	-

Short-Term Investments	-	9,599	-

Other Financial Instruments^	-	14	-

Liabilities:

Other Financial Instruments^	(199)	(8)	-

Total	$(199)	$113,667	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio   81

Select Bond Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,054.94	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

82  Select Bond Portfolio

Select Bond Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.8%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	756
Boeing Capital Corp., 5.80%, 1/15/13	240,000	265
The Boeing Co., 1.875%, 11/20/12	510,000	516
Bombardier, Inc., 7.75%, 3/15/20 144A	1,755,000	1,821
General Dynamics Corp., 1.80%, 7/15/11	415,000	418
Goodrich Corp., 4.875%, 3/1/20	250,000	268
L-3 Communications Corp., 6.375%, 10/15/15	2,820,000	2,820
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,192
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	272
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	631
Meccanica Holdings USA, 6.25%, 7/15/19 144A	250,000	267
Meccanica Holdings USA, 6.25%, 1/15/40 144A	975,000	906

Total		10,132

Auto Manufacturing (0.2%)

American Honda Finance Corp., 3.50%, 3/16/15 144A	810,000	826
PACCAR Financial Corp., 1.95%, 12/17/12	690,000	697
PACCAR, Inc., 6.875%, 2/15/14	315,000	365
Toyota Motor Credit Corp., 4.50%, 6/17/20	1,195,000	1,227

Total		3,115

Banking (5.5%)

Ameriprise Financial, Inc., 5.30%, 3/15/20	85,000	89
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	1,335,000	1,352
Australia and New Zealand Banking Group, Ltd., 5.10%, 1/13/20 144A	1,050,000	1,097
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,505,000	2,680
Bank of America Corp., 5.625%, 7/1/20	730,000	736
Bank of America Corp., 5.75%, 12/1/17	985,000	1,021

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of America Corp., 6.00%, 9/1/17	990,000	1,042
Bank of America Corp., 8.125%, 12/31/49	2,210,000	2,135
The Bank of New York Mellon Corp., 2.95%, 6/18/15	1,135,000	1,148
The Bank of New York Mellon Corp., 5.125%, 8/27/13	210,000	231
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	620,000	645
Barclays Bank PLC, 5.00%, 9/22/16	125,000	128
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	172
BNP Paribas, 7.195%, 12/31/49 144A	200,000	174
Citigroup, Inc., 4.75%, 5/19/15	3,495,000	3,493
Citigroup, Inc., 6.00%, 12/13/13	2,260,000	2,371
Citigroup, Inc., 6.125%, 11/21/17	2,075,000	2,167
Citigroup, Inc., 6.125%, 5/15/18	605,000	631
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	605
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	1,064
Credit Agricole SA/London, 6.637%, 12/31/49 144A	220,000	162
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	85,000	75
Credit Suisse/New York NY, 3.50%, 3/23/15	1,375,000	1,387
Deutsche Bank Capital Funding Trust VII, 5.628%, 12/31/49 144A	815,000	609
Fifth Third Bancorp, 8.25%, 3/1/38	500,000	561
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	412
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	125
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,130,000	1,165
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,168

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	69
HSBC Bank PLC, 3.50%, 6/28/15 144A	1,295,000	1,307
HSBC Capital Funding LP, 4.61%, 12/31/49 144A	570,000	491
JPMorgan Chase & Co., 3.40%, 6/24/15	3,100,000	3,107
JPMorgan Chase & Co., 6.00%, 1/15/18	1,750,000	1,932
JPMorgan Chase & Co., 7.90%, 12/31/49	1,350,000	1,391
(d)Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	76
(d)Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	98
Merrill Lynch & Co., 6.22%, 9/15/26	240,000	230
Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,243
Morgan Stanley, 5.55%, 4/27/17	800,000	793
Morgan Stanley, 5.95%, 12/28/17	2,380,000	2,410
Morgan Stanley, 6.625%, 4/1/18	640,000	671
Morgan Stanley, 7.30%, 5/13/19	710,000	764
Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,700
Nomura Holdings, Inc., 6.70%, 3/4/20	600,000	635
Nordea Bank AB, 4.875%, 1/27/20 144A	695,000	714
The Northern Trust Co., 5.85%, 11/9/17	250,000	281
PNC Financial Services Group, Inc., 8.25%, 12/31/49	1,170,000	1,201
Regions Financial Corp., 5.75%, 6/15/15	190,000	189
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	1,240,000	1,191
Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,392
U.S. Bancorp, 4.20%, 5/15/14	400,000	428
UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	146

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
UnionBanCal Corp., 5.25%, 12/16/13	565,000	613
(d) Washington Mutual Bank, 6.75%, 5/20/36	520,000	3
(d) Washington Mutual Bank, 6.875%, 6/15/11	505,000	3
Wells Fargo & Co., 3.75%, 10/1/14	280,000	287
Wells Fargo & Co., 7.98%, 12/31/49	250,000	257
Wells Fargo Capital XIII, 7.70%, 12/31/49	2,525,000	2,550
Westpac Banking Corp., 4.20%, 2/27/15	1,015,000	1,056

Total		71,873

Beverage/Bottling (0.8%)

Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	41
Anheuser-Busch Cos., 5.75%, 4/1/36	200,000	206
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,260,000	1,658
Bottling Group LLC, 4.625%, 11/15/12	380,000	411
Bottling Group LLC, 5.125%, 1/15/19	430,000	478
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,190
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	637
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	645,000	769
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	654
PepsiCo, Inc., 3.75%, 3/1/14	120,000	128
PepsiCo, Inc., 4.65%, 2/15/13	265,000	288
PepsiCo, Inc., 7.90%, 11/1/18	345,000	446
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,099

Total		10,005

Cable/Media/Broadcasting/Satellite (1.3%)

Comcast Corp., 4.95%, 6/15/16	1,070,000	1,151
Comcast Corp., 5.15%, 3/1/20	600,000	628
Comcast Corp., 5.875%, 2/15/18	800,000	890
Comcast Corp., 6.30%, 11/15/17	425,000	485
DIRECTV Holdings LLC, 3.55%, 3/15/15	530,000	534
DIRECTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%, 10/1/19	1,710,000	1,868

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
DISH DBS Corp., 7.875%, 9/1/19	2,120,000	2,205
Historic TW, Inc., 6.625%, 5/15/29	880,000	968
Historic TW, Inc., 6.875%, 6/15/18	180,000	212
News America, Inc., 5.65%, 8/15/20	375,000	414
News America, Inc., 6.90%, 8/15/39	170,000	195
Rogers Cable, Inc., 5.50%, 3/15/14	1,400,000	1,546
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	173
TCI Communications, Inc., 8.75%, 8/1/15	735,000	905
TCM Sub LLC, 3.55%, 1/15/15 144A	1,000,000	1,022
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	970
Time Warner Cable, Inc., 6.75%, 7/1/18	200,000	230
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	885
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,713

Total		16,994

Conglomerate/Diversified Manufacturing (0.5%)

The Dow Chemical Co., 5.70%, 5/15/18	1,135,000	1,197
The Dow Chemical Co., 7.60%, 5/15/14	770,000	889
The Dow Chemical Co., 8.55%, 5/15/19	1,180,000	1,444
Eastman Chemical Co., 7.25%, 1/15/24	110,000	132
General Electric Co., 5.00%, 2/1/13	1,900,000	2,038
Monsanto Co., 5.125%, 4/15/18	55,000	61

Total		5,761

Consumer Products (0.2%)

The Clorox Co., 3.55%, 11/1/15	250,000	264
The Clorox Co., 5.00%, 3/1/13	1,000,000	1,087
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	758
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	520

Total		2,629

Containers (0.2%)
Ball Corp., 6.75%, 9/15/20	1,800,000	1,818

Total		1,818

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (2.4%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	651
Ameren Corp., 8.875%, 5/15/14	350,000	406
American Electric Power Co., Inc., 5.25%, 6/1/15	1,000,000	1,093
Arizona Public Service Co., 8.75%, 3/1/19	115,000	146
Bruce Mansfield Unit, 6.85%, 6/1/34	407,159	424
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	356
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	278
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	219
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	140,000	167
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	415
CMS Energy Corp., 6.25%, 2/1/20	1,035,000	985
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	109
Commonwealth Edison Co., 5.95%, 8/15/16	545,000	623
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	161
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	180
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,084
The Detroit Edison Co., 5.45%, 2/15/35	105,000	108
Dominion Resources, Inc., 5.20%, 8/15/19	35,000	38
DTE Energy Co., 6.375%, 4/15/33	415,000	436
DTE Energy Co., 7.05%, 6/1/11	1,225,000	1,285
Duke Energy Corp., 6.25%, 6/15/18	50,000	57
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	493
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	644
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	444
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	714
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	517
Florida Power Corp., 4.80%, 3/1/13	100,000	108
Florida Power Corp., 6.40%, 6/15/38	365,000	436
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,674

The Accompanying Notes are an Integral Part of the Financial Statements.

84  Select Bond Portfolio

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Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	408,644	415
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	644
Nevada Power Co., 5.95%, 3/15/16	165,000	185
Nevada Power Co., 6.50%, 4/15/12	750,000	809
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,318
NSTAR, 4.50%, 11/15/19	55,000	58
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,116
Ohio Edison Co., 6.875%, 7/15/36	130,000	146
Pacific Gas & Electric Co., 4.80%, 3/1/14	80,000	87
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	338
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,317
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	203
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	160
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	574
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,078
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	406
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	201
Sempra Energy, 6.15%, 6/15/18	215,000	245
Sempra Energy, 6.50%, 6/1/16	745,000	855
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	301
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,120
Southern Co., 4.15%, 5/15/14	160,000	169
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,609
Tampa Electric Co., 6.15%, 5/15/37	320,000	353
Tampa Electric Co., 6.55%, 5/15/36	385,000	440
The Toledo Edison Co., 6.15%, 5/15/37	490,000	525
Union Electric Co., 6.40%, 6/15/17	140,000	159
Union Electric Co., 6.70%, 2/1/19	195,000	227
Virginia Electric and Power Co., 5.40%, 1/15/16	265,000	296

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Virginia Electric and Power Co., 5.40%, 4/30/18	60,000	67
Westar Energy, Inc., 8.625%, 12/1/18	125,000	160

Total		31,832

Electronics (0.1%)

Cisco Systems, Inc., 5.50%, 1/15/40	560,000	587
International Business Machines Corp., 5.60%, 11/30/39	770,000	856

Total		1,443

Food Processors (0.9%)

Campbell Soup Co., 3.05%, 7/15/17	470,000	463
ConAgra Foods, Inc., 5.875%, 4/15/14	450,000	509
ConAgra Foods, Inc., 7.00%, 4/15/19	450,000	540
General Mills, Inc., 5.25%, 8/15/13	190,000	209
General Mills, Inc., 5.40%, 6/15/40	1,135,000	1,207
General Mills, Inc., 5.65%, 2/15/19	325,000	369
General Mills, Inc., 5.70%, 2/15/17	890,000	1,034
Kellogg Co., 4.45%, 5/30/16	540,000	590
Kraft Foods, Inc., 5.375%, 2/10/20	2,645,000	2,834
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,152
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,452
Kraft Foods, Inc., 6.50%, 2/9/40	160,000	179
Mead Johnson Nutrition Co., 4.90%, 11/1/19 144A	1,000,000	1,057

Total		11,595

Gas Pipelines (1.0%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	133
DCP Midstream LLC, 5.35%, 3/15/20 144A	180,000	184
El Paso Corp., 7.00%, 6/15/17	420,000	418
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	170
Energy Transfer Partners LP, 6.70%, 7/1/18	325,000	349
Enterprise Products Operating LLC, 5.20%, 9/1/20	1,135,000	1,166

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued

Enterprise Products Operating LLC, 6.50%, 1/31/19	730,000	818
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000,000	1,139
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	165,000	178
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	204
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	1,135,000	1,178
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,180,000	1,343
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	500
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,115,000	1,160
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	242
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	185
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	194
TransCanada PipeLines, Ltd., 5.85%, 3/15/36	470,000	482
TransCanada PipeLines, Ltd., 6.10%, 6/1/40	1,220,000	1,313
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	1,475,000	1,728
Williams Partners LP, 6.30%, 4/15/40 144A	190,000	191

Total		13,275

Health Care/Pharmaceuticals (0.9%)

GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	506
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,168
Johnson & Johnson, 5.85%, 7/15/38	735,000	865
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,254
Medtronic, Inc., 4.45%, 3/15/20	705,000	751
Merck & Co., 4.75%, 3/1/15	500,000	556
Merck & Co., 5.75%, 11/15/36	450,000	506
Merck & Co., 6.40%, 3/1/28	125,000	149
Pfizer, Inc., 5.35%, 3/15/15	450,000	510
Quest Diagnostics, Inc., 4.75%, 1/30/20	500,000	503

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued

Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,770,000	2,062
Stryker Corp., 4.375%, 1/15/20	1,835,000	1,952
Wyeth, 5.50%, 2/15/16	35,000	40
Wyeth, 5.95%, 4/1/37	835,000	946

Total		11,768

Independent Finance (0.6%)

American General Finance Corp., 5.40%, 12/1/15	295,000	229
American General Finance Corp., 6.90%, 12/15/17	1,455,000	1,159
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,863
General Electric Capital Corp., 5.875%, 1/14/38	180,000	177
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	1,700,000	1,754

Total		7,182

Information/Data Technology (0.1%)

Adobe Systems, Inc., 3.25%, 2/1/15	470,000	483
Xerox Corp., 4.25%, 2/15/15	400,000	414

Total		897

Life Insurance (0.4%)

MetLife, Inc., 6.75%, 6/1/16	705,000	798
MetLife, Inc., 6.817%, 8/15/18	790,000	894
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	800,000	809
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	175
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	425
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	135
Teachers Insurance & Annuity Association- College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	1,939

Total		5,175

Machinery (0.2%)

Case New Holland, Inc., 7.875%, 12/1/17 144A	1,470,000	1,481
Caterpillar Financial Services Corp., 5.45%, 4/15/18	560,000	625
Caterpillar Financial Services Corp., 5.85%, 9/1/17	800,000	910

Total		3,016

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining (1.0%)

Alcoa, Inc., 5.375%, 1/15/13	620,000	643
ArcelorMittal, 5.375%, 6/1/13	125,000	132
ArcelorMittal, 6.125%, 6/1/18	385,000	403
ArcelorMittal, 9.85%, 6/1/19	565,000	706
ArcelorMittal USA, Inc., 6.50%, 4/15/14	100,000	107
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	441
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	141
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	585,000	644
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	1,000,000	1,061
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	725,000	794
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	1,590,000	1,812
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	295
Southern Copper Corp., 5.375%, 4/16/20	80,000	80
Southern Copper Corp., 6.75%, 4/16/40	425,000	420
Steel Dynamics, Inc., 7.375%, 11/1/12	1,560,000	1,615
Teck Resources, Ltd., 10.25%, 5/15/16	1,135,000	1,339
Teck Resources, Ltd., 10.75%, 5/15/19	1,670,000	2,046
Vale Overseas, Ltd., 5.625%, 9/15/19	450,000	475

Total		13,154

Natural Gas Distributors (0.1%)

NiSource Finance Corp., 5.25%, 9/15/17	495,000	510
NiSource Finance Corp., 5.40%, 7/15/14	590,000	630
NiSource Finance Corp., 5.45%, 9/15/20	185,000	190
NiSource Finance Corp., 6.40%, 3/15/18	205,000	226

Total		1,556

Oil and Gas (1.8%)

BP Capital Markets PLC, 4.75%, 3/10/19	1,135,000	943
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	143
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	280

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued

Conoco, Inc., 6.95%, 4/15/29	145,000	178
ConocoPhillips, 5.75%, 2/1/19	1,155,000	1,321
ConocoPhillips, 6.00%, 1/15/20	925,000	1,084
Devon Energy Corp., 6.30%, 1/15/19	500,000	579
EnCana Corp., 5.90%, 12/1/17	325,000	365
EnCana Corp., 6.50%, 5/15/19	1,395,000	1,603
EnCana Corp., 6.50%, 8/15/34	490,000	539
EnCana Corp., 6.625%, 8/15/37	340,000	380
EOG Resources, Inc., 4.40%, 6/1/20	340,000	351
EOG Resources, Inc., 5.625%, 6/1/19	70,000	79
Hess Corp., 8.125%, 2/15/19	210,000	262
Husky Energy, Inc., 7.25%, 12/15/19	195,000	236
Marathon Oil Corp., 6.60%, 10/1/37	130,000	142
Newfield Exploration Co., 6.875%, 2/1/20	1,115,000	1,082
Occidental Petroleum Corp., 4.125%, 6/1/16	885,000	952
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	206
Petro-Canada, 5.95%, 5/15/35	580,000	606
Petro-Canada, 6.05%, 5/15/18	480,000	540
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	1,346
Shell International Finance BV, 3.10%, 6/28/15	1,325,000	1,345
Shell International Finance BV, 4.30%, 9/22/19	1,135,000	1,171
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,485
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	241
Total Capital SA, 4.45%, 6/24/20	1,135,000	1,159
Valero Energy Corp., 6.125%, 2/1/20	585,000	601
XTO Energy, Inc., 4.90%, 2/1/14	725,000	798
XTO Energy, Inc., 5.30%, 6/30/15	195,000	221
XTO Energy, Inc., 5.50%, 6/15/18	460,000	526
XTO Energy, Inc., 5.65%, 4/1/16	485,000	556
XTO Energy, Inc., 6.25%, 4/15/13	100,000	113

The Accompanying Notes are an Integral Part of the Financial Statements.

86  Select Bond Portfolio

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	Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued

	XTO Energy, Inc., 6.25%, 8/1/17	145,000	173
	XTO Energy, Inc., 6.50%, 12/15/18	1,885,000	2,287

	Total		23,893

	Other Finance (1.2%)

	American Express Credit Corp., 5.125%, 8/25/14	965,000	1,038
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	1,085,000	1,107
	Pooled Funding Trust I, 2.74%, 2/15/12 144A	7,400,000	7,616
	SLM Corp., 5.375%, 1/15/13	80,000	78
	SLM Corp., 5.375%, 5/15/14	445,000	407
	SLM Corp., 5.45%, 4/25/11	1,020,000	1,032
	SLM Corp., 8.00%, 3/25/20	1,160,000	1,019
	SLM Corp., 8.45%, 6/15/18	1,260,000	1,163
	USAA Capital Corp., 2.24%, 3/30/12	1,370,000	1,404
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	438

	Total		15,302

	Other Holdings (3.3%)

(f)	Australia Treasury Bill, 0.00%, 9/24/10	6,195,000	5,163
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	8,710,000	5,369
(f)	Canadian Treasury Bill, 0.00%, 9/16/10	7,036,000	6,603
(f)	Korea Monetary Stabilization Bond, 0.00%, 7/13/10	8,000,000,000	6,539
(f)	Korea Monetary Stabilization Bond, 0.00%, 8/10/10	6,580,000,000	5,362
(f)	Mexico Cetes, 0.00%, 7/29/10	784,200,000	6,041
(f)	Mexico Cetes, 0.00%, 8/26/10	858,100,000	6,587
(f)(n)	Morgan Stanley, 10.00%, 4/8/12 144A	3,665,000	1,982

	Total		43,646

	Other Services (0.5%)

	American Tower Corp., 4.625%, 4/1/15	295,000	307
	American Tower Corp., 7.00%, 10/15/17	300,000	334
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	1,650,000	1,745

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Other Services continued

Republic Services, Inc., 5.00%, 3/1/20 144A	1,160,000	1,203
Republic Services, Inc., 5.25%, 11/15/21 144A	515,000	542
Waste Management, Inc., 4.75%, 6/30/20	2,220,000	2,282

Total		6,413

Paper and Forest Products (0.1%)

International Paper Co., 7.50%, 8/15/21	330,000	386
International Paper Co., 7.95%, 6/15/18	1,180,000	1,405

Total		1,791

Property and Casualty Insurance (0.0%)

The Progressive Corp., 6.70%, 6/15/37	245,000	229

Total		229

Railroads (0.3%)

Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	135,000	152
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	1,135,000	1,200
Canadian National Railway Co., 5.85%, 11/15/17	120,000	138
Norfolk Southern Corp., 5.257%, 9/17/14	515,000	563
Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,196
Norfolk Southern Corp., 5.75%, 1/15/16	815,000	925

Total		4,174

Real Estate Investment Trusts (0.5%)

AvalonBay Communities, Inc., 5.70%, 3/15/17	145,000	157
Boston Properties LP, 5.625%, 11/15/20	565,000	591
BRE Properties, Inc., 5.50%, 3/15/17	315,000	321
Colonial Realty LP, 6.05%, 9/1/16	255,000	246
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,064
ERP Operating LP, 5.25%, 9/15/14	490,000	524
HCP, Inc., 6.00%, 1/30/17	290,000	293
HCP, Inc., 6.70%, 1/30/18	170,000	179
HRPT Properties Trust, 5.75%, 11/1/15	800,000	826
iStar Financial, Inc., 5.15%, 3/1/12	1,165,000	955
iStar Financial, Inc., 8.625%, 6/1/13	500,000	405
Simon Property Group LP, 5.65%, 2/1/20	380,000	403
Simon Property Group LP, 6.10%, 5/1/16	455,000	505

Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	344
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	85,000	96

Total		6,909

Restaurants (0.2%)

Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	614
Darden Restaurants, Inc., 6.80%, 10/15/37	1,445,000	1,648
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	660

Total		2,922

Retail Food and Drug (0.4%)

CVS Caremark Corp., 4.75%, 5/18/20	1,175,000	1,203
CVS/Caremark Corp., 4.875%, 9/15/14	320,000	347
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,609
Delhaize Group, 6.50%, 6/15/17	570,000	657
The Kroger Co., 7.50%, 4/1/31	735,000	925
Tesco PLC, 6.15%, 11/15/37 144A	440,000	493

Total		5,234

Retail Stores (0.6%)

AutoZone, Inc., 7.125%, 8/1/18	185,000	220
The Home Depot, Inc., 5.875%, 12/16/36	585,000	600
J.C. Penney Corp., 5.75%, 2/15/18	1,180,000	1,183
Lowe’s Cos., Inc., 4.625%, 4/15/20	355,000	381
Lowe’s Cos., Inc., 5.80%, 4/15/40	450,000	498
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,180,000	1,183
Nordstrom, Inc., 6.25%, 1/15/18	330,000	376
Nordstrom, Inc., 7.00%, 1/15/38	225,000	257
QVC, Inc., 7.375%, 10/15/20 144A	600,000	583
Target Corp., 6.50%, 10/15/37	405,000	488
Wal-Mart Stores, Inc., 4.875%, 7/8/40	1,965,000	1,965

Total		7,734

Telecommunications (1.8%)

America Movil SAB de CV, 3.625%, 3/30/15 144A	1,625,000	1,666

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Corporate Bonds (28.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	America Movil SAB de CV, 5.00%, 3/30/20 144A	1,525,000	1,576
	AT&T Corp., 8.00%, 11/15/31	1,470,000	1,892
	AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,833
	AT&T, Inc., 6.30%, 1/15/38	4,125,000	4,476
	Deutsche Telekom International Finance BV, 6.75%, 8/20/18	1,180,000	1,367
	France Telecom SA, 5.375%, 7/8/19	1,180,000	1,287
	Qwest Corp., 8.375%, 5/1/16	155,000	169
	Rogers Communications, Inc., 6.375%, 3/1/14	625,000	710
	Rogers Communications, Inc., 6.80%, 8/15/18	500,000	591
	Telefonica Emisiones SAU, 5.134%, 4/27/20	795,000	797
	Telefonica Emisiones SAU, 5.877%, 7/15/19	2,150,000	2,293
	Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,234
	Verizon Communications, Inc., 6.25%, 4/1/37	425,000	457
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,365
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	44

	Total		23,757

	Tobacco (0.4%)

	Altria Group, Inc., 9.70%, 11/10/18	2,560,000	3,242
	Altria Group, Inc., 9.95%, 11/10/38	1,045,000	1,373
	Lorillard Tobacco Co., 8.125%, 6/23/19	800,000	887

	Total		5,502

	Vehicle Parts (0.0%)

	Johnson Controls, Inc., 6.00%, 1/15/36	360,000	374

	Total		374

	Yankee Sovereign (0.1%)

	Province of Ontario Canada, 2.70%, 6/16/15	1,420,000	1,432

	Total		1,432

	Total Corporate Bonds (Cost: $358,410)		372,532

	Governments (34.6%)
	Governments (34.6%)
(b)	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,244

	Governments (34.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued

(n)	Overseas Private Investment, 4.10%, 11/15/14	1,297,200	1,378
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,636
	US Department of Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,238
(b)	US Department of Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,310
(g)	US Treasury, 1.00%, 3/31/12	38,350,000	38,641
(b)	US Treasury, 1.375%, 3/15/13	120,900,000	122,468
(b)	US Treasury, 2.125%, 5/31/15	1,075,000	1,094
(g)	US Treasury, 2.50%, 3/31/15	144,810,000	150,059
(b)	US Treasury, 2.625%, 4/30/16	1,265,000	1,300
(b)	US Treasury, 3.00%, 9/30/16	54,068,000	56,379
	US Treasury, 3.25%, 5/31/16	1,240,000	1,317
(b)	US Treasury, 3.25%, 3/31/17	975,000	1,027
(b)	US Treasury, 3.50%, 5/15/20	5,790,000	6,060
(g)	US Treasury, 3.625%, 2/15/20	19,455,000	20,555
(b)	US Treasury, 4.625%, 2/15/40	9,620,000	10,813
(b)	US Treasury, 5.50%, 8/15/28	15,307,000	18,923
(b)	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,213,365	4,365
(b)	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,205,176	4,744

	Total Governments (Cost: $435,500)		452,551

	Municipal Bonds (0.2%)

	Municipal Bonds (0.2%)

	Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	290
	New Jersey State Turnpike Authority, Series F, 7.414%, 1/1/40 RB	775,000	944
	New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	672

Municipal Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,019
The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	500,000	526

Total Municipal Bonds (Cost: $3,108)		3,451

Structured Products (34.2%)

Structured Products (34.2%)

AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	18,255
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.468%, 2/14/43 IO	23,919,224	750
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,446,567	985
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,705,150	1,116
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.407%, 1/25/37	785,453	359
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.433%, 5/25/37	1,419,467	1,194
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	375,000	375
Bank of America Credit Card Trust, Series 2006- A9, Class A9, 0.36%, 2/15/13	12,500,000	12,496
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,985
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 12/10/49	5,502,000	5,607
Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB1, 5.50%, 8/25/34	646,488	637
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	610,378	608

The Accompanying Notes are an Integral Part of the Financial Statements.

88  Select Bond Portfolio

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Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Countrywide Alternative Loan Trust, Series 2003- J1, Class 1A8, 5.25%, 10/25/33	69,076	65
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.362%, 1/25/36	684,987	560
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,533
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,042,632	1,721
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,921,521	1,619
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	539,359	539
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.04%, 2/15/31 IO	10,187,093	360
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.547%, 10/15/30 IO 144A	6,240,075	189
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,091,077	1,151
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,164,378	1,241
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	3,058,560	3,256
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,448,663	1,555
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,224,655	3,185
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	16,905,720	17,538
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	17,936,343	18,607
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,943,590	2,088

Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	280,131	300
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,075,274	1,154
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,256,572	1,348
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	444,518	475
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	5,531,425	5,866
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,117,062	2,245
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	18,109,384	19,205
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	192,649	204
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,724,712	1,827
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	9,433,563	9,993
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	4,499,018	4,766
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	482,558	524
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,408,469	1,530
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	305,605	332
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,966,945	2,132
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	805,966	872
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,827,907	1,976
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,638,960	1,765
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	5,100,275	5,480
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	4,269,227	4,587

Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,181,673	4,688
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,013,903	1,064
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,980,646	2,195
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	1,288,216	1,401
Federal National Mortgage Association, 4.00%, 6/1/19	709,691	750
Federal National Mortgage Association, 4.50%, 6/1/19	3,777,571	4,049
Federal National Mortgage Association, 4.50%, 8/1/19	675,923	721
Federal National Mortgage Association, 4.50%, 12/1/19	403,137	432
Federal National Mortgage Association, 4.50%, 7/1/20	1,585,847	1,689
Federal National Mortgage Association, 4.50%, 9/1/20	2,503,213	2,667
Federal National Mortgage Association, 4.50%, 9/1/24	3,624,903	3,831
Federal National Mortgage Association, 5.00%, 3/1/20	1,272,542	1,377
Federal National Mortgage Association, 5.00%, 4/1/20	548,994	594
Federal National Mortgage Association, 5.00%, 5/1/20	5,505,568	5,919
Federal National Mortgage Association, 5.00%, 5/1/23	5,164,355	5,517
Federal National Mortgage Association, 5.00%, 3/1/34	452,094	481
Federal National Mortgage Association, 5.00%, 4/1/35	1,573,695	1,672
Federal National Mortgage Association, 5.00%, 7/1/35	2,829,177	3,006
Federal National Mortgage Association, 5.00%, 10/1/35	1,718,811	1,828

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 5.32%, 4/1/14	1,653,562	1,809
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,168
Federal National Mortgage Association, 5.50%, 4/1/21	1,037,955	1,123
Federal National Mortgage Association, 5.50%, 9/1/34	881,277	949
Federal National Mortgage Association, 5.50%, 3/1/35	3,400,132	3,659
Federal National Mortgage Association, 5.50%, 7/1/35	783,224	843
Federal National Mortgage Association, 5.50%, 8/1/35	1,899,009	2,043
Federal National Mortgage Association, 5.50%, 9/1/35	11,611,176	12,494
Federal National Mortgage Association, 5.50%, 10/1/35	3,254,155	3,501
Federal National Mortgage Association, 5.50%, 11/1/35	9,639,129	10,371
Federal National Mortgage Association, 5.50%, 1/1/36	7,082,555	7,621
Federal National Mortgage Association, 5.50%, 2/1/37	4,089,482	4,396
Federal National Mortgage Association, 5.50%, 3/1/37	1,229,340	1,321
Federal National Mortgage Association, 5.50%, 5/1/37	1,627,943	1,750
Federal National Mortgage Association, 5.50%, 6/1/37	293,757	316
Federal National Mortgage Association, 5.50%, 2/1/38	5,784,779	6,218
Federal National Mortgage Association, 5.50%, 3/1/38	511,575	550
Federal National Mortgage Association, 5.50%, 4/1/38	8,230,259	8,846
Federal National Mortgage Association, 5.50%, 5/1/38	11,532,584	12,397
Federal National Mortgage Association, 5.50%, 6/1/38	4,156,064	4,467

Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 5.50%, 7/1/38	561,177	603
Federal National Mortgage Association, 6.00%, 5/1/35	210,126	229
Federal National Mortgage Association, 6.00%, 6/1/35	32,003	35
Federal National Mortgage Association, 6.00%, 7/1/35	3,133,196	3,416
Federal National Mortgage Association, 6.00%, 10/1/35	825,981	901
Federal National Mortgage Association, 6.00%, 11/1/35	2,620,594	2,857
Federal National Mortgage Association, 6.00%, 6/1/36	2,907,136	3,164
Federal National Mortgage Association, 6.00%, 9/1/36	1,588,256	1,729
Federal National Mortgage Association, 6.00%, 1/1/37	12,014	13
Federal National Mortgage Association, 6.00%, 6/1/37	24,743	26
Federal National Mortgage Association, 6.00%, 10/1/37	11,998	13
Federal National Mortgage Association, 6.00%, 11/1/37	10,869,730	11,810
Federal National Mortgage Association, 6.00%, 1/1/38	9,000,093	9,773
Federal National Mortgage Association, 6.00%, 6/1/38	4,504,439	4,891
Federal National Mortgage Association, Series 2002- W4, Class A4, 6.25%, 5/25/42	3,883,470	4,302
Federal National Mortgage Association, 6.50%, 10/1/36	1,244,969	1,367
Federal National Mortgage Association, 6.50%, 7/1/37	11,656,058	12,802
Federal National Mortgage Association, 6.50%, 9/1/37	5,310,309	5,824
Federal National Mortgage Association, 6.75%, 4/25/18	578,682	622
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,477

Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	4,255,705	4,568
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	1,890,347	1,759
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.01%, 12/15/31 144A	2,075,219	2,074
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	5,500,000	5,776
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,182
GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, 11/15/17	5,000,000	5,202
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	583
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.06%, 7/12/38 144A	600,000	655
Government National Mortgage Association, 5.50%, 10/15/31	43,373	47
Government National Mortgage Association, 5.50%, 11/15/31	10,938	12
Government National Mortgage Association, 5.50%, 12/15/31	114,367	125
Government National Mortgage Association, 5.50%, 1/15/32	440,584	480
Government National Mortgage Association, 5.50%, 2/15/32	118,013	128
Government National Mortgage Association, 5.50%, 3/15/32	112,642	123
Government National Mortgage Association, 5.50%, 4/15/32	8,544	9
Government National Mortgage Association, 5.50%, 7/15/32	23,155	25
Government National Mortgage Association, 5.50%, 9/15/32	2,499,645	2,722

The Accompanying Notes are an Integral Part of the Financial Statements.

90  Select Bond Portfolio

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Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued

Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.441%, 11/5/21 144A	236,450	225
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	12,233,000	12,962
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,043,000	1,081
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,800,000	2,816
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,815
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	659,982	716
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	825,605	865
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.417%, 1/25/37	1,759,598	697
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	313,599	305
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.999%, 8/12/45 144A	12,290,000	12,884
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	504,728	510
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997- 1, Class F, 7.471%, 1/15/19 144A	423,425	339
TBW Mortgage Backed Pass Through Certificates, Series 2007- 1, Class A1, 0.437%, 3/25/37	1,187,326	966
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.453%, 3/25/37	1,634,002	1,616
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.467%, 10/25/46	2,163,649	2,111

	Structured Products (34.2%)	Shares/ $ Par	Value $ (000’s)
	Structured Products continued

	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.473%, 6/25/37	2,524,163	2,450
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006- 6, Class 4A, 6.782%, 11/25/34	774,816	702
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	647,431	654
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	162,428	169
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	819,636	830
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,745,952	2,531

	Total Structured Products (Cost: $421,513)		447,446

	Short-Term Investments (9.4%)
	Energy (1.5%)

(b)	Sempra Global, 0.40%, 7/8/10	10,000,000	9,999
(b)	Sempra Global, 0.42%, 7/1/10	10,000,000	10,000

	Total		19,999

	Federal Government & Agencies (0.2%)

(b)	Federal Home Loan Bank, 0.17%, 7/28/10	2,000,000	2,000

	Total		2,000

	Finance Services (0.4%)

(b)	Liberty Street Funding LLC, 0.34%, 7/7/10	5,000,000	5,000

	Total		5,000

	Personal Credit Institutions (1.2%)

(b)	Bryant Park Funding LLC, 0.33%, 7/13/10	10,000,000	9,999
(b)	Bryant Park Funding LLC, 0.36%, 7/6/10	5,000,000	5,000

	Total		14,999

	Retail Food and Drug (1.2%)

(b)	CVS Caremark Corp., 0.28%, 7/1/10	15,500,000	15,500

	Total		15,500

	Short-Term Investments (9.4%)	Shares/ $ Par	Value $ (000’s)
	Short Term Business Credit (3.8%)

(b)	Atlantic Asset Securitization LLC, 0.33%, 7/26/10	15,000,000	14,996
(b)	Atlantic Asset Securitization LLC, 0.35%, 7/14/10	5,000,000	4,999
(b)	Ranger Funding Co. LLC, 0.40%, 7/12/10	10,000,000	9,999
(b)	Sheffield Receivables Corp., 0.30%, 7/30/10	10,000,000	9,998
(b)	Sheffield Receivables Corp., 0.30%, 8/5/10	10,000,000	9,997

	Total		49,989

	Utilities (1.1%)

(b)	American Electric Power Co., Inc., 0.36%, 7/9/10	10,000,000	9,999
(b)	Public Service Electric & Gas Co., 0.33%, 7/12/10	5,000,000	4,999

	Total		14,998

	Total Short-Term Investments (Cost: $122,485)		122,485

	Total Investments (106.8%) (Cost: $1,341,016)(a)		1,398,465

	Other Assets, Less Liabilities (-6.8%)		(89,214)

	Net Assets (100.0%)		1,309,251

The Accompanying Notes are an Integral Part of the Financial Statements.

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $116,260 representing 8.85% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,341,016 and the net unrealized appreciation of investments based on that cost was $57,449 which is comprised of $65,705 aggregate gross unrealized appreciation and $8,256 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at June 30, 2010, $32,376)	261	9/10	$900
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $8,120)	68	9/10	(214)
US Two Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $310,835)	1,428	9/10	(1,656)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned. See Note 2K in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’ s)
Buy	Barclays Bank PLC	AUD	6,195	9/10	$—	$(95)	$(95)
Sell	Barclays Bank PLC	AUD	6,195	9/10	170	—	170

					$170	$(95)	$75

AUD — Australian Dollar

(n)	At June 30, 2010 portfolio securities with an aggregate value of $4,238 (in thousands) were valued with reference to securities whose values are more readily available.

The Accompanying Notes are an Integral Part of the Financial Statements.

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The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
		(Amounts in thousands	)

Assets:

US Government & Agency Bonds	$-	$ 452,551		$ -

Foreign Bonds	-	43,646		-

Municipal Bonds	-	3,451		-

Corporate Bonds	-	328,886		-

Structured Products	-	447,107		339

Short-Term Investments	-	122,485		-

Other Financial Instruments^	900	170		-

Liabilities:

Other Financial Instruments^	(1,870)	(95)		-

Total	$(970)	$ 1,398,201		$ 339

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on fixed income investments. Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Long-Term U.S. Government Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,140.14	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Corporate Bonds (13.4%)	Shares/ $ Par	Value $ (000’s)
	Banking (11.8%)
(k)	Bank of America Corp., 0.738%, 6/22/12	3,000,000	3,021
(k)	Citibank NA, 1.875%, 5/7/12	3,000,000	3,062
(k)	Credit Suisse USA, Inc., 0.636%, 8/16/11	300,000	300
(k)	The Goldman Sachs Group, Inc., 0.533%, 2/6/12	200,000	195
(k)	JPMorgan Chase & Co., 0.787%, 12/26/12	5,000,000	5,046

	Total		11,624

	Electronics (0.3%)
(k)	Hewlett-Packard Co., 0.648%, 3/1/12	300,000	300

	Total		300

	Independent Finance (0.7%)
(k)	Caterpillar Financial Services Corp., 1.287%, 6/24/11	400,000	403
(k)	John Deere Capital Corp., 0.384%, 7/16/10	300,000	300

	Total		703

	Property and Casualty Insurance (0.6%)
(k)	American International Group, Inc., 5.85%, 1/16/18	600,000	536

	Total		536

	Total Corporate Bonds (Cost: $12,957)		13,163

	Governments (86.3%)

	Governments (86.3%)
	Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,543
	Federal Home Loan Mortgage Corp., 4.50%, 2/10/20	2,900,000	2,961
	Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	612
	Federal National Mortgage Association, 4.10%, 12/17/18	1,100,000	1,118
	Federal National Mortgage Association, 5.375%, 4/11/22	400,000	427
	Federal National Mortgage Association, 5.625%, 7/15/37	500,000	585

Corporate Bonds (86.3%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	114
Federal National Mortgage Association, 6.00%, 4/18/36	200,000	222
Federal National Mortgage Association, 6.21%, 8/6/38	100,000	125
Financing Corp., 8.60%, 9/26/19	700,000	982
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	372
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	924
Israel Government AID Bond, 0.00%, 5/15/21	200,000	130
Israel Government AID Bond, 0.00%, 2/15/23	100,000	59
Israel Government AID Bond, 0.00%, 5/15/23	500,000	290
Israel Government AID Bond, 5.50%, 9/18/33	300,000	346
Israel Government AID Bond, 5.50%, 9/18/23	600,000	701
Israel Government AID Bond, 5.50%, 12/4/23	300,000	352
Israel Government AID Bond, 5.50%, 4/26/24	100,000	117
Residual Funding Stripped, 0.00%, 1/15/30	1,200,000	511
Residual Funding Stripped, 0.00%, 4/15/30	2,000,000	842
Residual Funding Stripped, 0.00%, 10/15/19	4,400,000	3,170
Residual Funding Stripped, 0.00%, 10/15/20	1,800,000	1,220
Resolution Funding Stripped, 0.00%, 4/15/28	400,000	182
Tennessee Valley Authority, 5.375%, 4/1/56	1,500,000	1,699
Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,187
US Treasury, 3.625%, 8/15/19	900,000	952
US Treasury, 4.25%, 5/15/39	1,300,000	1,374
US Treasury, 4.375%, 11/15/39	3,400,000	3,670

	Corporate Bonds (86.3%)	Shares/ $ Par	Value $ (000’s)
	Governments continued
	US Treasury, 4.375%, 5/15/40	300,000	324
	US Treasury, 4.50%, 8/15/39	3,400,000	3,745
	US Treasury, 4.625%, 2/15/40	650,000	731
	US Treasury, 5.25%, 11/15/28	8,800,000	10,592
	US Treasury, 6.125%, 11/15/27	5,700,000	7,503
	US Treasury, 6.25%, 8/15/23	2,500,000	3,241
	US Treasury, 8.00%, 11/15/21	800,000	1,163
	US Treasury, 8.75%, 8/15/20	1,900,000	2,848
	US Treasury Stripped, 0.00%, 5/15/32	800,000	325
(k)	US Treasury Stripped, 0.00%, 2/15/38	200,000	65
	US Treasury Stripped, 0.00%, 5/15/38	5,400,000	1,728
	US Treasury Stripped, 0.00%, 11/15/38	800,000	245
(k)	US Treasury Stripped, 0.00%, 5/15/39	11,200,000	3,440
(k)	US Treasury Stripped, 0.00%, 8/15/39	3,600,000	1,090
	US Treasury Stripped, 0.00%, 11/15/39	7,700,000	2,298
	US Treasury Stripped, 0.00%, 5/15/40	1,500,000	438
	US Treasury Stripped, 0.00%, 8/15/20	1,000,000	712
	US Treasury Stripped, 0.00%, 2/15/21	1,100,000	764
(k)	US Treasury Stripped, 0.00%, 11/15/21	4,800,000	3,208
(k)	US Treasury Stripped, 0.00%, 8/15/22	8,200,000	5,298
	US Treasury Stripped, 0.00%, 8/15/26	1,000,000	528
	US Treasury Stripped, 0.00%, 2/15/27	700,000	360
(k)	US Treasury Stripped, 0.00%, 11/15/27	12,100,000	6,110
	US Treasury Stripped, 0.00%, 8/15/28	800,000	384
(k)	US Treasury Stripped, 0.00%, 11/15/28	2,600,000	1,255

	Total Governments (Cost: $80,438)		85,182

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Municipal Bonds (0.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.7%)
Iowa State Special Obligation Build America Bonds, , 6.75%, 6/1/34 RB	400,000	430
Poway Unified Public School District, , 4.50%, 9/15/37 RB, AMBAC	200,000	168
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	90

Total Municipal Bonds (Cost: $739)		688

Structured Products (10.1%)

Structured Products (10.1%)

American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	52,159	51
Bank of America Credit Card Trust, Series 2006-A9, Class A9, 0.36%, 2/15/13	200,000	200
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 2.984%, 5/25/34	5,921	6
Chase Issuance Trust, Series 2007-A1, Class A1, 0.37%, 3/15/13	200,000	200
Chase Issuance Trust, Series 2005-A8, Class A8, 0.39%, 10/15/12	500,000	500
Chase Issuance Trust, Series 2008-A13, Class A13, 2.037%, 9/15/15	300,000	311
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1, 3.506%, 4/20/35	22,665	21
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.496%, 7/25/33	6,150	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.918%, 8/25/33	8,199	8
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.58%, 2/15/19	98,721	99

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	363,235	381
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	707,789	775
Federal Home Loan Mortgage Corp. Structured Pass- Through Securities, Series T-61, Class 1A1, 1.821%, 7/25/44	36,076	36
Federal National Mortgage Association, Series 2007-114, Class A6, 0.547%, 10/27/37	100,000	100
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	228,758	213
Federal National Mortgage Association, 5.00%, 6/1/35	768,802	817
Federal National Mortgage Association, 5.00%, 2/1/36	1,373,156	1,457
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	1,659	2
Federal National Mortgage Association, 5.50%, 1/1/38	568,119	610
Federal National Mortgage Association, 5.50%, 2/1/38	658,163	707
Federal National Mortgage Association, 5.50%, 4/1/38	74,472	80
Federal National Mortgage Association, 5.50%, 6/1/38	138,902	149
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	325
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004- AR1, Class 22A, 3.289%, 6/25/34	20,625	17
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.937%, 2/12/49	100,000	101

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Massachusetts Educational Financing Authority, Series 2008- 1, Class A1, 1.266%, 4/25/38	329,103	331
Merrill Lynch Floating Trust, Series 2008- LAQA, Class A1, 0.888%, 7/9/21 144A	399,918	369
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.469%, 5/25/33	17,529	18
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.951%, 5/25/33	9,614	10
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.597%, 11/25/35	47,775	39
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	44,037	40
SLM Student Loan Trust, Series 2006-6, Class A1, 0.306%, 10/25/18	22,130	22
SLM Student Loan Trust, Series 2006-9, Class A2, 0.316%, 4/25/17	13,847	14
SLM Student Loan Trust, Series 2007-2, Class A2, 0.316%, 7/25/17	491,219	487
SLM Student Loan Trust, Series 2008-7, Class A2, 0.816%, 10/25/17	200,000	200
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.737%, 12/15/33 144A	250,000	254
SLM Student Loan Trust, Series 2008-9, Class A, 1.816%, 4/25/23	530,157	548
South Carolina Student Loan Corp., Series 2008-1, Class A1, 1.038%, 9/2/14	22,160	22
South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.088%, 3/1/18	400,000	396

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.678%, 10/19/34	13,322	12
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.784%, 3/25/34	64,569	65

Total Structured Products (Cost: $9,488)		9,999

Short-Term Investments (25.3%)

Federal Government & Agencies (5.8%)

(k) Federal Home Loan Bank, 0.03%, 7/2/10	2,500,000	2,500
(k) Federal Home Loan Bank , 0.20%, 8/6/10	400,000	400
(k) US Treasury Bill, 0.02%, 7/8/10	2,800,000	2,800

Total		5,700

Repurchase Agreements (19.5%)

(b) US Treasury Inflation Repurchase, 0.01%, dated 6/30/10, due 7/1/10, (collateralized by US Treasury Bill, 0.75%, 5/23/12, valued at $19,631,000, repurchase proceeds of $19,300,000)	19,300,000	19,300

Total		19,300

Total Short-Term Investments (Cost: $25,000)		25,000

Total Investments (135.8%) (Cost: $128,622)(a)		134,032

Other Assets, Less Liabilities (-35.8%)		(35,337)

Net Assets (100.0%)		98,695

The Accompanying Notes are an Integral Part of the Financial Statements.

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $623 representing 0.63% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $128,622 and the net unrealized appreciation of investments based on that cost was $5,410 which is comprised of $5,694 aggregate gross unrealized appreciation and $284 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2010, $17,533)	71	12/10	$81
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2010, $6,173)	25	9/11	9
US Five Year Note Commodity (Long) (Total Notional Value at June 30, 2010, $15,403)	132	9/10	219
US Ultra 30 Year Bond Commodity (Long) (Total Notional Value at June 30, 2010, $1,404)	11	9/10	90

(i)	Written options outstanding on June 30, 2010.

Description	Exercise Price	Expiration Date	Number of Contracts	Value(000’s)
Call — CBOT US Ten Year Treasury Note Futures	$122.00	8/10	21	$(35)
Put — CBOT US Ten Year Treasury Note Futures	117.00	8/10	30	(4)

(Premiums Received $35)				$(39)

CBOT — Chicago Board of Trade

(k)	Securities with an aggregate value of $39,329 (in thousands) have been pledged as collateral for delayed-delivery securities, short sales or written options on June 30, 2010.

(o)	Short sales outstanding on June 30, 2010.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	5.00%	8/40	$2,000	$2,105	$2,108
Federal National Mortgage Association TBA	5.50%	8/40	1,000	1,072	1,070

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$85,182	$—
Municipal Bonds	—	688	—
Corporate Bonds	—	13,163	—
Structured Products	—	9,999	—
Short-Term Investments	—	25,000	—
Other Financial Instruments^	399	3,178	—
Liabilities:
Other Financial Instruments^	(39)	—	—
Total	$360	$137,210	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Inflation Protection Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States. The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investing. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

100  Inflation Protection Portfolio

Inflation Protection Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,037.63	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Inflation Protection Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

Corporate Bonds (28.5%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.1%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	52
United Technologies Corp., 5.70%, 4/15/40	110,000	123

Total		175

Banking (5.9%)

Bank of America Corp., 3.125%, 6/15/12	700,000	731
Bank of America Corp., 6.50%, 8/1/16	160,000	173
The Bear Stearns Cos. LLC, 4.19%, 1/10/14	70,000	70
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,042
Citigroup Funding, Inc., 2.125%, 7/12/12	1,000,000	1,026
Citigroup, Inc., 6.01%, 1/15/15	140,000	147
Credit Suisse AG, 5.40%, 1/14/20	30,000	30
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	116
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	164
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	400,000	419
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	70,000	69
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	145
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,036
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	698
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	534
Morgan Stanley, 4.20%, 11/20/14	110,000	109
Morgan Stanley, 7.30%, 5/13/19	120,000	129
PNC Bank, N.A., 6.00%, 12/7/17	100,000	109

Total		7,747

Beverage/Bottling (0.5%)

Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 144A	120,000	138

Corporate Bonds (28.5%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
The Coca-Cola Co., 3.625%, 3/15/14	100,000	107
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15	100,000	108
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	150,000	179
PepsiCo, Inc., 3.10%, 1/15/15	110,000	115

Total		647

Cable/Media/Broadcasting/Satellite (0.6%)

Comcast Corp., 5.90%, 3/15/16	70,000	79
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	151
News America, Inc., 6.90%, 8/15/39	110,000	126
Time Warner Cable, Inc., 5.40%, 7/2/12	60,000	64
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	184
Time Warner, Inc., 4.875%, 3/15/20	110,000	113

Total		717

Conglomerate/Diversified Manufacturing (0.1%)

The Dow Chemical Co., 8.55%, 5/15/19	60,000	74
General Electric Co., 5.25%, 12/6/17	60,000	65

Total		139

Electric Utilities (0.4%)

Dominion Resources, Inc., 6.40%, 6/15/18	140,000	162
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	71
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	92
Pacific Gas & Electric Co., 5.80%, 3/1/37	70,000	76
PG&E Corp., 5.75%, 4/1/14	80,000	89
Sempra Energy, 6.50%, 6/1/16	50,000	57

Total		547

Electronics (0.1%)

Cisco Systems, Inc., 5.90%, 2/15/39	100,000	111

Total		111

Food Processors (0.2%)

Kraft Foods, Inc., 5.375%, 2/10/20	70,000	75

Corporate Bonds (28.5%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
Kraft Foods, Inc., 6.50%, 2/9/40	160,000	179
Mead Johnson Nutrition Co., 5.90%, 11/1/39 144A	40,000	43

Total		297

Health Care/Pharmaceuticals (0.6%)

Abbott Laboratories, 5.30%, 5/27/40	60,000	63
Amgen, Inc., 5.85%, 6/1/17	90,000	104
Medtronic, Inc., 3.00%, 3/15/15	200,000	207
Pfizer, Inc., 6.20%, 3/15/19	110,000	131
Pfizer, Inc., 7.20%, 3/15/39	100,000	131
Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	105

Total		741

Independent Finance (1.7%)

Ally Financial, Inc., 2.20%, 12/19/12	850,000	873
CME Group Index Services LLC, 4.40%, 3/15/18 144A	80,000	81
General Electric Capital Corp., 2.20%, 6/8/12	680,000	698
General Electric Capital Corp., 5.50%, 1/8/20	100,000	106
General Electric Capital Corp., 5.625%, 9/15/17	200,000	214
John Deere Capital Corp., 2.875%, 6/19/12	300,000	312

Total		2,284

Information/Data Technology (0.1%)

Adobe Systems, Inc., 3.25%, 2/1/15	100,000	103

Total		103

Life Insurance (0.3%)

Prudential Financial, Inc., 3.69%, 2/10/12	200,000	198
Prudential Financial, Inc., 3.82%, 3/10/15	240,000	234

Total		432

Metals/Mining (0.3%)

Barrick Gold Corp., 6.95%, 4/1/19	200,000	240
Newmont Mining Corp., 6.25%, 10/1/39	120,000	131

The Accompanying Notes are an Integral Part of the Financial Statements.

102  Inflation Protection Portfolio

Inflation Protection Portfolio

	Corporate Bonds (28.5%)	Shares/ $ Par	Value $ (000’s)
	Metals/Mining continued
	Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	70,000	76

	Total		447

	Oil and Gas (0.8%)

	Chevron Corp., 3.95%, 3/3/14	100,000	107
	ConocoPhillips, 4.75%, 2/1/14	260,000	286
	Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	81
	Enterprise Products Operating LLC, 4.60%, 8/1/12	190,000	199
	Enterprise Products Operating LLC, 6.45%, 9/1/40	100,000	105
	Shell International Finance BV, 4.30%, 9/22/19	110,000	114
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61
	XTO Energy, Inc., 6.50%, 12/15/18	70,000	85

	Total		1,038

	Other Holdings (15.3%)

(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	1,813,390	2,369
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,978,230	2,635
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,735,801	2,315
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	1,848,318	2,219
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	186,615,000	2,067
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,718,085	2,770
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	735,000	3,040
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	2,748

	Total		20,163

	Paper and Forest Products (0.1%)

	International Paper Co., 9.375%, 5/15/19	130,000	168

	Total		168

Corporate Bonds (28.5%)	Shares/ $ Par	Value $ (000’s)
Railroads (0.1%)

Union Pacific Corp., 7.875%, 1/15/19	110,000	140

Total		140

Real Estate Investment Trusts (0.0%)

ProLogis, 7.375%, 10/30/19	40,000	39

Total		39

Restaurants (0.1%)

Yum! Brands, Inc., 5.30%, 9/15/19	100,000	108

Total		108

Retail Food and Drug (0.2%)

CVS Caremark Corp., 6.60%, 3/15/19	170,000	198

Total		198

Technology (0.2%)

Oracle Corp., 5.75%, 4/15/18	200,000	232
Total		232

Telecommunications (0.6%)

AT&T, Inc., 5.10%, 9/15/14	100,000	111
AT&T, Inc., 6.55%, 2/15/39	110,000	123
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	112
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	78
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	151
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	167
Vodafone Group PLC, 5.45%, 6/10/19	70,000	75

Total		817

Tobacco (0.2%)

Altria Group, Inc.,
9.25%, 8/6/19	160,000	200

Total		200

Total Corporate Bonds (Cost: $37,568)		37,490

Governments (66.0%)
Governments (66.0%)

Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	544

Governments (66.0%)	Shares/ $ Par	Value $ (000’s)
Governments continued

Federal Home Loan Banks, 4.875%, 5/17/17	755,000	860
Federal Home Loan Mortgage Corp., 2.875%, 2/9/15	3,000,000	3,125
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	2,000,000	2,264
Federal Home Loan Mortgage Corp., 5.00%, 2/16/17	700,000	799
Federal National Mortgage Association, 3.00%, 9/16/14	2,000,000	2,099
Federal National Mortgage Association, 4.375%, 7/17/13	570,000	624
Federal National Mortgage Association, 5.625%, 7/15/37	600,000	702
Federal National Mortgage Association, 6.625%, 11/15/30	1,300,000	1,691
Israel Government AID Bond, 0.00%, 11/1/14	500,000	457
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	497
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	507
Tennessee Valley Authority Generic Stripped, 0.00%, 11/1/12	251,000	243
US Treasury Inflation Index Bond, 0.50%, 4/15/15	628,706	637
US Treasury Inflation Index Bond, 1.25%, 4/15/14	1,699,616	1,774
US Treasury Inflation Index Bond, 1.375%, 7/15/18	404,372	419
US Treasury Inflation Index Bond, 1.375%, 1/15/20	2,116,989	2,168
US Treasury Inflation Index Bond, 1.625%, 1/15/15	3,253,760	3,435
US Treasury Inflation Index Bond, 1.625%, 1/15/18	832,456	877
US Treasury Inflation Index Bond, 1.75%, 1/15/28	3,896,935	3,953
US Treasury Inflation Index Bond, 1.875%, 7/15/13	741,831	785

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  103

Inflation Protection Portfolio

Governments (66.0%)	Shares/ $ Par	Value $ (000’s)
Governments continued

US Treasury Inflation Index Bond, 1.875%, 7/15/15	392,263	420
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,981,783	4,269
US Treasury Inflation Index Bond, 2.00%, 4/15/12	913,147	946
US Treasury Inflation Index Bond, 2.00%, 1/15/14	2,359,600	2,514
US Treasury Inflation Index Bond, 2.00%, 7/15/14	1,503,450	1,613
US Treasury Inflation Index Bond, 2.00%, 1/15/16	6,068,329	6,547
US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,283,526	4,529
US Treasury Inflation Index Bond, 2.125%, 2/15/40	1,754,947	1,923
US Treasury Inflation Index Bond, 2.125%, 1/15/19	761,513	831
US Treasury Inflation Index Bond, 2.375%, 1/15/17	4,107,762	4,535
(k) US Treasury Inflation Index Bond, 2.375%, 1/15/25	6,360,750	7,056
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,324,044	3,682
US Treasury Inflation Index Bond, 2.50%, 7/15/16	3,022,460	3,363
US Treasury Inflation Index Bond, 2.50%, 1/15/29	1,421,490	1,607
US Treasury Inflation Index Bond, 2.625%, 7/15/17	2,708,437	3,055
US Treasury Inflation Index Bond, 3.00%, 7/15/12	1,515,550	1,612
US Treasury Inflation Index Bond, 3.375%, 4/15/32	583,371	759
US Treasury Inflation Index Bond, 3.375%, 1/15/12	767,313	809
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,291,294	2,965
US Treasury Inflation Index Bond, 3.875%, 4/15/29	4,110,817	5,517

Total Governments (Cost: $82,248)		87,012

Municipal Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.2%)

Los Angeles Department of Water & Power, 5.716%, 7/1/39 RB	30,000	30
New York State Dormitory Authority, 5.628%, 3/15/39 RB	30,000	30
State of California, 7.55%, 4/1/39 GO	60,000	64
State of Texas, 5.517%, 4/1/39 GO	60,000	64

Total Municipal Bonds (Cost: $175)		188

Structured Products (2.2%)

Structured Products (2.2%)
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1, 5.50%, 5/25/34	371,968	380
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	232,128	240
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J13, Class 1A1, 5.25%, 1/25/34	282,641	289
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.530%, 4/15/22 144A	373,487	323
GS Mortgage Securities Corp. II, Series 2005- GG4, Class A4A, 4.751%, 7/10/39	500,000	517
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3, 3.85%, 5/15/27	190,955	196
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007- LLFA, Class A1, 0.650%, 6/15/22 144A	371,972	343
Wachovia Bank Commercial Mortgage Trust, Series 2006- C23, Class A4, 5.418%, 1/15/45	600,000	626

Total Structured Products (Cost: $2,940)		2,914

Short-Term Investments (3.0%)	Shares/ $ Par	Value $ (000’s)
Commercial Banks Non-US (3.0%)

BNP Paribas Finance, Inc., 0.029%, 7/1/10	4,000,000	4,000

Total		4,000

Other Holdings (0.0%)

JPMorgan Money Market Fund	14,677	15

Total		15

Total Short-Term Investments (Cost: $4,015)		4,015

Total Investments (99.9%) (Cost: $126,946)(a)		131,619

Other Assets, Less Liabilities (0.1%)		145

Net Assets (100.0%)		131,764

The Accompanying Notes are an Integral Part of the Financial Statements.

104  Inflation Protection Portfolio

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $1,577 representing 1.20% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $126,946 and the net unrealized appreciation of investments based on that cost was $4,673 which is comprised of $5,969 aggregate gross unrealized appreciation and $1,296 aggregate gross unrealized depreciation.

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Pricipal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Westpac Banking	CAD	2,804	7/10	$7	$—	$7
Sell	Barclays Bank PLC	EUR	5,570	7/10	592	—	592
Sell	Deutsche Bank	EUR	185	7/10	10	—	10
Sell	HSBC Bank PLC	GBP	5,623	7/10	217	—	217
Sell	HSBC Bank PLC	GBP	90	7/10	—	(5)	(5)
Sell	HSBC Bank PLC	GBP	80	7/10	—(m)	—	—(m)
Sell	Westpac Banking	JPY	183,885	7/10	—	(111)	(111)

					$826	$(116)	$710

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on June 30, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	5/13	2,500	$(227)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	7/13	1,725	(184)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	4/18	2,000	(42)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	3/19	2,000	(46)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	2/20	2,800	(87)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	4/22	3,000	(84)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	2/30	2,700	(203)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  105

Inflation Protection Portfolio

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	7/10	3,000	$(76)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	8/12	2,500	(148)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	6/14	1,000	(80)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	8/17	2,000	(147)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	12/27	1,700	(131)
UBS AG	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	11/13	2,200	(72)

						$(1,527)

(k)	Securities with an aggregate value of $7,056 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2010. (m) Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:

US Government & Agency Bonds	$-	$87,012	$-

Foreign Bonds	-	20,163	-

Municipal Bonds	-	188	-

Corporate Bonds	-	17,327	-

Structured Products	-	2,914	-

Short-Term Investments	-	4,015	-

Other Financial Instruments^	-	821	-

Liabilities:	-

Other Financial Instruments^	-	(1,638)	-

Total	$-	$130,802	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

106 Inflation Protection Portfolio

High Yield Bond Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,035.24	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Portfolio  107

High Yield Bond Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Common Stocks (1.0%)	Shares/ $ Par	Value $ (000’s)
	Consumer Discretionary (0.2%)
*	Dex One Corp.	26,256	499

	Total		499

	Materials (0.4%)
*	Smurfit-Stone Container Corp.	52,681	1,304

	Total		1,304

	Media (0.4%)

(p)*	Charter Communications, Inc. - Class A	37,604	1,327

	Total		1,327

	Total Common Stocks (Cost: $3,182)		3,130

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc., 7.00%, 12/31/11 144A	379	295

	Total Preferred Stocks (Cost: $95)		295

	Bonds (94.6%)
	Aerospace/Defense (1.6%)

	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,287
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	815,000	646
	DynCorp International, Inc., 10.375%, 7/1/17 144A	460,000	461
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	1,512,725	1,195
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	531
	ManTech International Corp., 7.25%, 4/15/18 144A	245,000	247
	Triumph Group, Inc., 8.625%, 7/15/18 144A	610,000	622

	Total		4,989

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
	Autos/Vehicle Parts (4.7%)

	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	810,000	834
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,545,000	1,340
	ArvinMeritor, Inc., 10.625%, 3/15/18	185,000	196
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 144A	615,000	620
	Ford Motor Co., 7.45%, 7/16/31	1,240,000	1,119
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,795,000	1,836
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,325,000	3,394
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	1,020,000	1,109
	Lear Corp., 8.125%, 3/15/20	740,000	742
(d)	Motors Liquidation Co., 7.20%, 1/15/11	380,000	115
(d)	Motors Liquidation Co., 8.375%, 7/15/33	2,695,000	862
	Navistar International Corp., 8.25%, 11/1/21	610,000	619
	Oshkosh Corp., 8.25%, 3/1/17	125,000	130
	Oshkosh Corp., 8.50%, 3/1/20	310,000	322
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	680,000	660
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	810,000	834

	Total		14,732

	Basic Materials (10.1%)

(d)	Abitibi-Consolidated Co.of Canada, 15.50%, 7/15/10 144A	905,000	624
	AK Steel Corp., 7.625%, 5/15/20	430,000	417
	Arch Coal, Inc., 8.75%, 8/1/16 144A	745,000	777
	Berry Plastics Corp., 8.25%, 11/15/15	680,000	675
	Berry Plastics Corp., 9.50%, 5/15/18 144A	615,000	563
	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/1/20 144A	620,000	618

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17 144A	510,000	525
BWAY Holding Co., 10.00%, 6/15/18 144A	185,000	193
Cascades, Inc., 7.875%, 1/15/20	810,000	806
CF Industries, Inc., 6.875%, 5/1/18	615,000	626
CF Industries, Inc., 7.125%, 5/1/20	555,000	569
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17 144A	410,000	406
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19 144A	405,000	403
CONSOL Energy, Inc., 8.00%, 4/1/17 144A	1,545,000	1,595
CONSOL Energy, Inc., 8.25%, 4/1/20 144A	775,000	808
Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	630,000	639
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	2,370,000	2,607
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	606
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	675,000	665
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,133
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	910,000	860
Huntsman International LLC, 5.50%, 6/30/16 144A	510,000	446
Huntsman International LLC, 8.625%, 3/15/20 144A	310,000	287
LBI Escrow Corp., 8.00%, 11/1/17 144A	925,000	953
Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	607
NewPage Corp., 10.00%, 5/1/12	1,585,000	860

The Accompanying Notes are an Integral Part of the Financial Statements.

108  High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
NewPage Corp., 11.375%, 12/31/14	2,445,000	2,219
Novelis, Inc., 7.25%, 2/15/15	2,098,000	2,024
Patriot Coal Corp., 8.25%, 4/30/18	370,000	356
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	905,000	885
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 5/15/18 144A	920,000	903
Severstal Columbus LLC, 10.25%, 2/15/18 144A	940,000	970
Solutia, Inc., 7.875%, 3/15/20	435,000	434
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	370,000	368
Teck Resources, Ltd., 9.75%, 5/15/14	1,115,000	1,318
Teck Resources, Ltd., 10.25%, 5/15/16	340,000	401
Texas Industries, Inc., 7.25%, 7/15/13	470,000	455
United States Steel Corp., 7.375%, 4/1/20	930,000	919
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	1,050,000	1,003

Total		31,523

Building Materials (1.4%)

Cemex Finance LLC, 9.50%, 12/14/16 144A	1,385,000	1,337
Headwaters, Inc., 11.375%, 11/1/14	340,000	343
KB Home, 7.25%, 6/15/18	610,000	540
KB Home, 9.10%, 9/15/17	720,000	707
Lennar Corp., 6.95%, 6/1/18 144A	1,625,000	1,414

Total		4,341

Capital Goods (1.9%)

Ashtead Capital, Inc., 9.00%, 8/15/16 144A	240,000	235
Case New Holland, Inc., 7.875%, 12/1/17 144A	1,015,000	1,023
The Manitowoc Co., Inc., 9.50%, 2/15/18	415,000	415

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	1,492,000	1,483
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	950,000	1,019
Terex Corp., 8.00%, 11/15/17	735,000	680
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	970

Total		5,825

Consumer Products/Retailing (4.2%)

Hanesbrands, Inc., 8.00%, 12/15/16	335,000	340
J.C. Penney Co., Inc., 7.40%, 4/1/37	825,000	825
Levi Strauss & Co., 7.625%, 5/15/20 144A	615,000	603
Levi Strauss & Co., 8.875%, 4/1/16	525,000	543
Limited Brands, Inc., 8.50%, 6/15/19	1,020,000	1,099
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	1,250,000	1,184
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	1,450,000	1,475
Phillips-Van Heusen Corp., 7.375%, 5/15/20	310,000	313
Revlon Consumer Products Corp., 9.75%, 11/15/15 144A	675,000	692
Rite Aid Corp., 7.50%, 3/1/17	642,000	568
Rite Aid Corp., 9.375%, 12/15/15	540,000	442
Rite Aid Corp., 10.25%, 10/15/19	270,000	269
Rite Aid Corp., 10.375%, 7/15/16	470,000	474
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	610,000	629
SUPERVALU, Inc., 8.00%, 5/1/16	910,000	901
Tops Markets LLC, 10.125%, 10/15/15 144A	815,000	840
Toys R US Property Co. LLC, 8.50%, 12/1/17 144A	810,000	830
Toys R US Property Co. LLC, 10.75%, 7/15/17 144A	815,000	890

Total		12,917

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Energy (12.6%)
ATP Oil & Gas Corp., 11.875%, 5/1/15 144A	925,000	671
Basic Energy Services, Inc., 7.125%, 4/15/16	400,000	332
Basic Energy Services, Inc., 11.625%, 8/1/14	340,000	365
Chesapeake Energy Corp., 6.625%, 1/15/16 1,405,000	1,428
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	774
Chesapeake Energy Corp., 9.50%, 2/15/15	680,000	751
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	1,020
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	975,000	968
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	310,000	307
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/1/17 144A	310,000	302
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	386
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	919
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	721
Continental Resources, Inc., 7.375%, 10/1/20 144A	340,000	334
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	815,000	814
Denbury Resources, Inc., 8.25%, 2/15/20	747,000	781
El Paso Corp., 7.00%, 6/15/17	570,000	567
El Paso Corp., 7.25%, 6/1/18	840,000	842
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,082
El Paso Corp., 8.25%, 2/15/16	445,000	466
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	310,000	310
Forest Oil Corp., 7.25%, 6/15/19	1,100,000	1,061
Forest Oil Corp., 8.50%, 2/15/14	445,000	464

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  109

High Yield Bond Portfolio

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,003
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	928
Key Energy Services, Inc., 8.375%, 12/1/14	1,100,000	1,093
Linn Energy LLC, 9.875%, 7/1/18	705,000	747
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	1,050,000	1,075
Mariner Energy, Inc., 8.00%, 5/15/17	445,000	486
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18 144A	310,000	307
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	1,310,000	1,271
Newfield Exploration Co., 6.875%, 2/1/20	840,000	815
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	1,560,000	1,583
OPTI Canada, Inc., 7.875%, 12/15/14	620,000	539
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,431
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	310,000	305
Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	471
Petrohawk Energy Corp., 10.50%, 8/1/14	360,000	387
Pioneer Natural Resources Co., 7.50%, 1/15/20	900,000	928
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	649
Plains Exploration & Production Co., 7.625%, 6/1/18	875,000	855
Plains Exploration & Production Co., 7.75%, 6/15/15	495,000	490
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	754
Range Resources Corp., 7.25%, 5/1/18	150,000	150
Range Resources Corp., 7.50%, 5/15/16	235,000	237

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Rosetta Resources, Inc., 9.50%, 4/15/18 144A	615,000	612
Sabine Pass LNG LP, 7.50%, 11/30/16	825,000	687
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	445
SandRidge Energy, Inc., 8.75%, 1/15/20 144A	945,000	898
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	924
SESI LLC, 6.875%, 6/1/14	1,145,000	1,116
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	375,000	380
Swift Energy Co., 8.875%, 1/15/20	900,000	887
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	936

Total		39,054

Financials (8.4%)

Ally Financial, Inc., 8.00%, 3/15/20 144A	2,070,000	2,023
Ally Financial, Inc., 8.00%, 11/1/31	2,354,000	2,168
Ally Financial, Inc., 8.30%, 2/12/15 144A	1,250,000	1,266
American General Finance Corp., 5.40%, 12/1/15	830,000	645
CIT Group Funding Co.of Delaware LLC., 10.25%, 5/1/16	830,000	851
CIT Group, Inc., 7.00%, 5/1/16	1,440,000	1,314
CIT Group, Inc., 7.00%, 5/1/17	2,270,000	2,043
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	776
E*TRADE Financial Corp., 0.00%, 8/31/19	1,525,000	1,742
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,181
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 144A	1,610,000	1,562
International Lease Finance Corp., 5.25%, 1/10/13	830,000	760
International Lease Finance Corp., 5.875%, 5/1/13	405,000	374
International Lease Finance Corp., 6.375%, 3/25/13	830,000	778
International Lease Finance Corp., 8.625%, 9/15/15 144A	1,235,000	1,170

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Financials continued
International Lease Finance Corp., 8.75%, 3/15/17 144A	2,535,000	2,402
JPMorgan Chase & Co., 7.90%, 12/31/49	1,120,000	1,154
NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,209
SLM Corp., 8.00%, 3/25/20	965,000	848
SLM Corp., 8.45%, 6/15/18	1,360,000	1,255
Wells Fargo & Co., 7.98%, 12/31/49	560,000	577

Total		26,098

Foods (2.1%)

Bumble Bee Foods LLC, 7.75%, 12/15/15 144A	470,000	473
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	640
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	485
Cott Beverages, Inc., 8.375%, 11/15/17 144A	905,000	914
Dole Food Co., 8.00%, 10/1/16 144A	675,000	677
Dole Food Co., 13.875%, 3/15/14	399,000	468
Michael Foods, Inc., 9.75%, 7/15/18 144A	245,000	252
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	860,000	896
Smithfield Foods, Inc., 7.75%, 7/1/17	640,000	611
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	475,000	526
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	519

Total		6,461

Gaming/Leisure/Lodging (6.2%)

AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	915
AMC Entertainment, Inc., 11.00%, 2/1/16	678,000	712
Cinemark USA, Inc., 8.625%, 6/15/19	340,000	342
Corrections Corp. of America, 7.75%, 6/1/17	1,065,000	1,105
Felcor Lodging LP, 10.00%, 10/1/14	675,000	705
The Geo Group, Inc., 7.75%, 10/15/17 144A	620,000	625
Harrah’s Operating Co., 10.00%, 12/15/18	933,000	765
Harrah’s Operating Co., 11.25%, 6/1/17	2,375,000	2,500

The Accompanying Notes are an Integral Part of the Financial Statements.

110  High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
Gaming/Leisure/Lodging continued
Harrah’s Operating Co., 12.75%, 4/15/18 144A	1,645,000	1,571
The Hertz Corp., 8.875%, 1/1/14	840,000	850
MGM Resorts International, 6.75%, 9/1/12	450,000	418
MGM Resorts International, 7.50%, 6/1/16	1,800,000	1,418
MGM Resorts International, 9.00%, 3/15/20 144A	745,000	765
MGM Resorts International, 11.125%, 11/15/17	950,000	1,047
Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	310,000	305
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	777
Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	560
Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	340,000	350
Pinnacle Entertainment, Inc., 8.75%, 5/15/20 144A	815,000	755
Scientific Games International, Inc., 9.25%, 6/15/19	340,000	348
Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	714
Universal City Development Partners, Ltd., 8.875%, 11/15/15 144A	545,000	548
Universal City Development Partners, Ltd., 10.875%, 11/15/16 144A	270,000	275
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20 144A	975,000	980

Total		19,350

Health Care/Pharmaceuticals (8.4%)

Accellent, Inc., 8.375%, 2/1/17 144A	755,000	740
Accellent, Inc., 10.50%, 12/1/13	415,000	409
American Renal Holdings, 8.375%, 5/15/18 144A	515,000	510

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
	Health Care/Pharmaceuticals continued
	Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	680,000	726
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,569
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	850,000	886
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	365,000	369
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,160,000	2,227
	DaVita, Inc., 7.25%, 3/15/15	1,110,000	1,110
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16 144A	470,000	456
	HCA, Inc., 7.25%, 9/15/20	415,000	417
	HCA, Inc., 7.875%, 2/15/20	680,000	700
	HCA, Inc., 8.50%, 4/15/19	680,000	721
	HCA, Inc., 9.25%, 11/15/16	2,524,000	2,675
(c)	HCA, Inc., 9.625%, 11/15/16	1,339,000	1,433
	HCA, Inc., 9.875%, 2/15/17	135,000	145
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,052
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	311
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	610,000	622
	Omnicare, Inc., 7.75%, 6/1/20	550,000	561
	Patheon, Inc., 8.625%, 4/15/17 144A	465,000	461
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	470,000	472
	Radnet Management, Inc., 10.375%, 4/1/18 144A	720,000	648
	Select Medical Corp., 7.625%, 2/1/15	620,000	583
	Service Corp. International, 6.75%, 4/1/16	825,000	819

	Service Corp. International, 7.375%, 10/1/14	175,000	178
	Service Corp. International, 8.00%, 11/15/21	540,000	543
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 144A	1,020,000	1,086

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
	Health Care/Pharmaceuticals continued
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	1,360,000	1,442
	US Oncology, Inc., 9.125%, 8/15/17	815,000	837
	Valent Pharmaceuticals International, 7.625%, 3/15/20 144A	495,000	584
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	835,000	802

	Total		26,094

	Media (10.7%)
	Allbritton Communications Co., 8.00%, 5/15/18 144A	920,000	911
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	615
	Cablevision Systems Corp., 8.00%, 4/15/20	185,000	187
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,399	1,432
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18 144A	340,000	342
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20 144A	1,300,000	1,329
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,695,000	1,689
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 144A	1,080,000	1,083
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	468
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,775
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	1,084
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,313
	DISH DBS Corp., 7.875%, 9/1/19	2,195,000	2,283
	Gannett Co., Inc., 9.375%, 11/15/17 144A	505,000	532
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	615,000	615
	Intelsat Corp., 9.25%, 8/15/14	755,000	772

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio   111

High Yield Bond Portfolio

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
	Media continued
	Intelsat Jackson Holdings, Ltd., 8.50%, 11/1/19 144A	1,020,000	1,030
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	1,365,000	1,454
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	135,000	137
	Lamar Media Corp., 6.625%, 8/15/15	1,275,000	1,218
	Lamar Media Corp., 7.875%, 4/15/18 144A	185,000	185
	The McClatchy Co., 11.50%, 2/15/17 144A	625,000	634
	Media General, Inc., 11.75%, 2/15/17 144A	1,090,000	1,106
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	395,000	377
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	475,000	458
(e)	Nielsen Finance LLC/Nielsen Finance Co., 0.00%, 8/1/16	415,000	395
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	395,000	432
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	445,000	486
	QVC, Inc., 7.375%, 10/15/20 144A	410,000	399
	QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,503
	Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	940,000	938
	Sirius XM Radio, Inc., 8.75%, 4/1/15 144A	620,000	611
	Sun Media Corp., 7.625%, 2/15/13	65,000	65
	Univision Communications, Inc., 12.00%, 7/1/14 144A	610,000	654
	UPC Germany GmbH, 8.125%, 12/1/17 144A	1,575,000	1,543
	Virgin Media Finance PLC, 9.50%, 8/15/16	1,200,000	1,268
	Virgin Media Finance PLC., 8.375%, 10/15/19	675,000	683
	WMG Acquisition Corp., 9.50%, 6/15/16	610,000	650
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	420,000	448

	Total		33,104

	Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
	Real Estate (0.6%)
	Developers Diversified Realty Corp., 7.50%, 4/1/17	825,000	810
	DuPont Fabros Technology LP, 8.50%, 12/15/17 144A	1,125,000	1,153

	Total		1,963

	Services (0.7%)

	ARAMARK Corp., 8.50%, 2/1/15	1,320,000	1,333
	Live Nation Entertainment, Inc., 8.125%, 5/15/18 144A	155,000	150
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	610,000	632

	Total		2,115

	Technology (3.3%)

	Amkor Technology, Inc., 7.375%, 5/1/18 144A	510,000	495
	First Data Corp., 9.875%, 9/24/15	2,115,000	1,607
(c)	First Data Corp., 10.55%, 9/24/15	1,240,000	908
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	967,201	866
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,126
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,250,000	1,275
	Iron Mountain, Inc., 8.00%, 6/15/20	1,440,000	1,462
	Iron Mountain, Inc., 8.375%, 8/15/21	565,000	576
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	735,000	698
	SunGard Data Systems, Inc., 10.625%, 5/15/15	800,000	855
	West Corp., 11.00%, 10/15/16	415,000	422

	Total		10,290

	Telecommunications (11.0%)

	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,220,000	1,141
	Cincinnati Bell, Inc., 8.75%, 3/15/18	1,055,000	957
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	3,035,000	3,017

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)
Telecommunications continued
Cricket Communications, Inc., 7.75%, 5/15/16	910,000	928
Cricket Communications, Inc., 10.00%, 7/15/15	920,000	961
Crown Castle International Corp., 7.125%, 11/1/19	1,020,000	997
Crown Castle International Corp., 9.00%, 1/15/15	220,000	233
Digicel Group, Ltd., 8.25%, 9/1/17 144A	450,000	446
Digicel Group, Ltd., 10.50%, 4/15/18 144A	435,000	449
Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,273
Frontier Communications Corp., 8.125%, 10/1/18	1,015,000	1,009
Frontier Communications Corp., 9.00%, 8/15/31	1,320,000	1,224
GCI, Inc., 8.625%, 11/15/19 144A	1,130,000	1,127
Level 3 Financing, Inc., 10.00%, 2/1/18 144A	450,000	398
MetroPCS Wireless, Inc., 9.25%, 11/1/14	1,110,000	1,143
New Communications Holdings, Inc., 8.25%, 4/15/17 144A	620,000	622
New Communications Holdings, Inc., 8.50%, 4/15/20 144A	1,235,000	1,238
New Communications Holdings, Inc., 8.75%, 4/15/22 144A	1,235,000	1,235
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	862
NII Capital Corp., 8.875%, 12/15/19	540,000	545
PAETEC Holding Corp., 8.875%, 6/30/17 144A	450,000	450
Qwest Communications International, Inc., 7.125%, 4/1/18 144A	965,000	963
Qwest Communications International, Inc., 8.00%, 10/1/15 144A	1,015,000	1,043
SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	680,000	704
SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	475,000	500
Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,480

The Accompanying Notes are an Integral Part of the Financial Statements.

112  High Yield Bond Portfolio

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Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,405
Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,160
ViaSat, Inc., 8.875%, 9/15/16	205,000	209
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	1,189
Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,010,000	919
Windstream Corp., 7.00%, 3/15/19	680,000	627
Windstream Corp., 7.875%, 11/1/17	1,585,000	1,547
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,229

Total		34,230

Transportation (0.6%)

Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,150,000	1,170
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	480,000	497
Teekay Corp., 8.50%, 1/15/20	250,000	249

Total		1,916

Utilities (6.1%)

The AES Corp., 7.75%, 10/15/15	1,495,000	1,514
The AES Corp., 8.00%, 10/15/17	1,240,000	1,252
The AES Corp., 8.00%, 6/1/20	1,170,000	1,176
CMS Energy Corp., 8.75%, 6/15/19	810,000	894
Dynegy Holdings, Inc., 7.50%, 6/1/15	615,000	487
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	563
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,159
Edison Mission Energy, 7.00%, 5/15/17	1,155,000	739
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,135
Edison Mission Energy, 7.50%, 6/15/13	1,050,000	903
Elwood Energy LLC, 8.159%, 7/5/26	931,182	880
Energy Future Holdings Corp., 10.00%, 1/15/20 144A	255,000	254
Energy Future Holdings Corp., 10.875%, 11/1/17	2,215,000	1,639

Bonds (94.6%)	Shares/ $ Par	Value $ (000’s)

Utilities continued

Mirant Americas Generation LLC, 8.50%, 10/1/21	1,630,000	1,516
NRG Energy, Inc., 7.375%, 2/1/16	1,070,000	1,065
NRG Energy, Inc., 7.375%, 1/15/17	816,000	808
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	834
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	3,310,000	2,185

Total		19,003

Total Bonds
(Cost: $289,956)		294,005

Short-Term Investments (2.8%)

Energy (1.6%)

Sempra Global, 0.36%, 7/9/10	5,000,000	5,000

Total		5,000

Retail Food and Drug (1.2%)

CVS Caremark Corp., 0.28%, 7/1/10	3,600,000	3,600

Total		3,600

Total Short-Term Investments
(Cost: $8,600)		8,600

Total Investments (98.5%)
(Cost: $301,833)(a)		306,030

Other Assets, Less
Liabilities (1.5%)		4,757

Net Assets (100.0%)		310,787

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio   113

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $108,720 representing 34.98% of the net assets.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $301,833 and the net unrealized appreciation of investments based on that cost was $4,197 which is comprised of $14,393 aggregate gross unrealized appreciation and $10,196 aggregate gross unrealized depreciation.

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(p)	Restricted securities (excluding 144A issues) on June 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Charter Communications, Inc.—Class A (30,467 restricted shares)	11/30/09 $	762	$1,075	0.35%

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Domestic Common Stocks	$3,130	$-		$-

Preferred Stocks	295	-		-

Corporate Bonds	-	294,005		-

Short-Term Investments	-	8,600		-

Other Financial Instruments#	-	-		-

Total	$3,425	$302,605	$

# On June 30, 2010 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

114  High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt lobligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Multi-Sector Bond Portfolio   115

Multi-Sector Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$1,059.42	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

116  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

Convertible Corporate Bonds (0.3%)	Shares/ $ Par	Value $ (000’s)

Banking (0.1%)

National City Corp., 4.00%, 2/1/11	100,000	101

Total		101

Oil and Gas (0.2%)
Transocean, Inc., 1.50%, 12/15/37	500,000	443

Total		443

Total Convertible Corporate Bonds (Cost: $551)		544

Corporate Bonds (73.9%)

Aerospace/Defense (0.3%)

American Airlines Pass- Through Trust 2009-1A, 10.375%, 7/2/19	99,311	110
United Air Lines Pass- Through Certificates, 7.73%, 7/1/10	1,747	2
United Airlines, Inc., 9.75%, 1/15/17	400,000	427

Total		539

Autos / Vehicle Parts (1.6%)

ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	62
ArvinMeritor, Inc., 8.75%, 3/1/12	22,000	23
Ford Motor Credit Co. LLC, 3.048%, 1/13/12	200,000	194
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	200,000	206
Ford Motor Credit Co. LLC, 7.375%, 2/1/11	100,000	102
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	205
Ford Motor Credit Co. LLC, 7.80%, 6/1/12	1,300,000	1,339
Ford Motor Credit Co. LLC, 8.70%, 10/1/14	500,000	521
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	100,000	105
Oshkosh Corp., 8.50%, 3/1/20	100,000	104
Tenneco, 8.625%, 11/15/14	100,000	101

Total		2,962

Banking (14.0%)

Banco do Brasil SA, 4.50%, 1/22/15 144A	900,000	909
Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	207

	Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Banco Santander Chile, 1.557%, 4/20/12 144A	300,000	300
	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,537
	Bank of America Corp., 5.75%, 12/1/17	700,000	726
	Bank of America Corp., 7.375%, 5/15/14	1,000,000	1,121
	Barclays Bank PLC, 5.20%, 7/10/14	1,300,000	1,372
	Barclays Bank PLC, 5.926%, 12/15/49 144A	200,000	163
	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	701
(b)	The Bear Stearns LLC, 6.40%, 10/2/17	425,000	472
	The Bear Stearns LLC, 7.25%, 2/1/18	800,000	934
	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,169
(k)	Citigroup, Inc., 6.125%, 5/15/18	2,750,000	2,870
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	251
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	209
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	441
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	447
	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	788
(b)	JPMorgan Chase Bank NA, 0.866%, 6/13/16	1,500,000	1,411
(d)	Lehman Brothers Holdings, Inc., 0.000%, 11/10/10	200,000	39
(d)	Lehman Brothers Holdings, Inc., 0.000%, 6/25/11	200,000	39
(d)	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	59
(d)	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	20
	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,600
(k)	Morgan Stanley, 4.20%, 11/20/14	200,000	197
	Morgan Stanley, 5.75%, 8/31/12	100,000	105
	Morgan Stanley, 5.95%, 12/28/17	200,000	203

	Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

	Morgan Stanley, 6.00%, 4/28/15	500,000	523
	Rabobank Nederland NV, 11.00%, 6/30/49 144A	200,000	247
	Regions Financial Corp., 0.707%, 6/26/12	1,300,000	1,223
	The Royal Bank of Scotland Group PLC, 4.875%, 3/16/15	1,300,000	1,293
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	529
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	107
(b)	UBS AG/Stamford Branch, 5.75%, 4/25/18	1,800,000	1,857
	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	106
	Wachovia Bank NA, 0.724%, 11/3/14	500,000	477
	Wachovia Corp., 5.50%, 5/1/13	100,000	109
	Wells Fargo Capital XIII, 7.70%, 12/31/49	600,000	606

	Total		25,367

	Basic Materials (3.0%)

	Berry Plastics Corp., 8.25%, 11/15/15	400,000	397
	Berry Plastics Corp., 8.875%, 9/15/14 144A	300,000	289
	Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	96
	CONSOL Energy, Inc., 8.00%, 4/1/17 144A	1,500,000	1,549
	CONSOL Energy, Inc., 8.25%, 4/1/20 144A	500,000	521
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	153
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	408
	Georgia-Pacific LLC, 8.875%, 5/15/31	1,200,000	1,305
	LBI Escrow Corp., 8.00%, 11/1/17 144A	300,000	309
	Noble Group, Ltd., 6.75%, 1/29/20 144A	400,000	388

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  117

Multi-Sector Bond Portfolio

	Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)
	Basic Materials continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	100,000	98

	Total		5,513

	Builders / Building Materials (0.8%)

	Cemex Finance LLC, 9.50%, 12/14/16 144A	1,200,000	1,158
	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	199
	Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	104

	Total		1,461

	Cable/Media/Broadcasting/Satellite (2.7%)

	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	1,025,000	1,066
	Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	320
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	101
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	210
	CSC Holdings, Inc., 7.625%, 4/1/11	150,000	154
	CSC Holdings, Inc., 7.875%, 2/15/18	400,000	408
(c)	Dex One Corp., 12.00%, 1/29/17	57,138	54
	DISH DBS Corp., 7.125%, 2/1/16	325,000	326
	EchoStar DBS Corp., 7.00%, 10/1/13	900,000	927
(k)	Intelsat Subsidiary Holding Co. SA, 8.50%, 1/15/13	1,100,000	1,108
	Quebecor Media, Inc., 7.75%, 3/15/16	125,000	123

	Total		4,797

	Consumer Products (0.1%)

	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	206

	Total		206

	Electric Utilities (0.3%)

	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	200,000	217
	Duke Energy Corp., 6.30%, 2/1/14	100,000	112

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	106
Nevada Power Co., 6.75%, 7/1/37	50,000	58
Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	86

Total		579

Energy (0.5%)

Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	95
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	102
Majapahit Holding BV, 7.25%, 6/28/17	100,000	107
Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	109
Majapahit Holding BV, 7.75%, 1/20/20	100,000	110
SandRidge Energy, Inc., 8.625%, 4/1/15	450,000	437

Total		960

Financials (0.9%)

CIT Group, Inc., 7.00%, 5/1/13	700,000	670
CIT Group, Inc., 7.00%, 5/1/14	400,000	377
CIT Group, Inc., 7.00%, 5/1/15	700,000	646

Total		1,693

Gaming/Lodging/Leisure (1.7%)

MGM MIRAGE, 13.00%, 11/15/13	1,000,000	1,153
Royal Caribbean Cruises, Ltd., 8.75%, 2/2/11	1,000,000	1,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	495,000	496
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/1/17 144A	400,000	405

Total		3,079

Gas Pipelines (2.7%)

El Paso Corp., 7.00%, 6/15/17	325,000	323
El Paso Corp., 7.875%, 6/15/12	100,000	105
El Paso Corp., 8.25%, 2/15/16	100,000	105
El Paso Corp., 12.00%, 12/12/13	800,000	922
Enterprise Products Operating LLC, 7.625%, 2/15/12	100,000	108

	Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)
	Gas Pipelines continued
	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	200,000	212
	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	200,000	207
	Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	500,000	502
	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,300,000	1,353
	NGPL Pipeco LLC, 6.514%, 12/15/12 144A	1,000,000	996
	(n)Selectica, Inc., 8.75%, 11/15/15	500,000	0

	Total		4,833

	Health Care/Pharmaceuticals (4.8%)

	Amgen, Inc., 5.70%, 2/1/19	1,000,000	1,162
	Biomet, Inc., 10.00%, 10/15/17	548,000	589
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	322
	Biomet, Inc., 11.625%, 10/15/17	200,000	216
(k)	Boston Scientific Corp., 6.00%, 1/15/20	2,000,000	1,986
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,575,000	1,624
	Davita, Inc., 6.625%, 3/15/13	855,000	856
	HCA, Inc., 7.875%, 2/15/20	300,000	309
	HCA, Inc., 8.50%, 4/15/19	400,000	424
	HCA, Inc., 9.25%, 11/15/16	660,000	700
(c)	HCA, Inc., 9.625%, 11/15/16	100,000	107
	HCA, Inc., 9.875%, 2/15/17	200,000	215
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	102
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	100,000	102

	Total		8,714

	Independent Finance (3.9%)

	Ally Financial, Inc., 6.00%, 12/15/11	20,000	20
	Ally Financial, Inc., 6.625%, 5/15/12	200,000	199
	Ally Financial, Inc., 6.875%, 9/15/11	200,000	203
	Ally Financial, Inc., 6.875%, 8/28/12	100,000	100
	Ally Financial, Inc., 7.00%, 2/1/12	700,000	702

The Accompanying Notes are an Integral Part of the Financial Statements.

118  Multi-Sector Bond Portfolio

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Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)
Independent Finance continued
Ally Financial, Inc., 7.25%, 3/2/11	400,000	404
Ally Financial, Inc., 8.30%, 2/12/15 144A	300,000	304
Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	478,000	485
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	100,000	90
Ineos Finance PLC, 9.00%, 5/15/15 144A	500,000	499
International Lease Finance Corp., 4.95%, 2/1/11	700,000	689
International Lease Finance Corp., 5.40%, 2/15/12	700,000	663
LBG Capital No.1 PLC, 8.50%, 12/17/49	660,000	511
Temasek Financial I, Ltd., 5.375%, 11/23/39 144A	250,000	268
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	400
TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	211
TNK-BP Finance SA, 7.50%, 3/13/13	600,000	635
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	104
TNK-BP Finance SA, 7.875%, 3/13/18	500,000	521

Total		7,008

Life Insurance (0.2%)
Metropolitan Life Global Funding I, 0.787%, 3/15/12 144A	300,000	296

Total		296

Metals/Mining (2.5%)
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	102
CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	714
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	400,000	434
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	300,000	330
Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	204
Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	612
Steel Dynamics, Inc., 7.375%, 11/1/12	900,000	931
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	300,000	299

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)
Metals/Mining continued
Teck Resources, Ltd., 10.25%, 5/15/16	800,000	944

Total		4,570

Oil and Gas continued
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	149
Anadarko Finance Co., 7.50%, 5/1/31	100,000	84
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	258
BP Capital Markets PLC, 0.667%, 4/11/11	100,000	96
BP Capital Markets PLC, 1.539%, 3/17/11	200,000	193
BP Capital Markets PLC, 4.75%, 3/10/19	300,000	249
Ecopetrol SA, 7.625%, 7/23/19	720,000	816
EnCana Corp., 6.50%, 5/15/19	100,000	115
Florida Gas Transmission Co. LLC, 7.90%, 5/15/19 144A	100,000	117
Gaz Capital SA, 7.288%, 8/16/37	700,000	691
Gazprom OAO, 5.625%, 7/22/13	82,779	84
(k) Gazprom OAO, 8.625%, 4/28/34	2,100,000	2,407
Gazprom OAO, 9.625%, 3/1/13	250,000	278
KazMunaiGaz Finance Sub BV, 7.00%, 5/5/20 144A	300,000	301
Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	1,117
Nakilat, Inc., 6.067%, 12/31/33	200,000	191
Newfield Exploration Co., 6.875%, 2/1/20	300,000	291
Newfield Exploration Co., 7.125%, 5/15/18	100,000	99
Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,509
(k) Petrobras International Finance Co., 5.875%, 3/1/18	2,000,000	2,058
Petrobras International Finance Co., 7.875%, 3/15/19	230,000	263
Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,542
Petroleos Mexicanos, 8.00%, 5/3/19	800,000	952
Ras Laffan Liquefied Natural Gas Co., 5.298%, 9/30/20	500,000	518

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)
Oil and Gas continued
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	951
Shell International Finance BV, 4.375%, 3/25/20	1,100,000	1,137
Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	128,636	132
TransCapitalInvest, Ltd., 7.70%, 8/7/13	200,000	216
TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	209
Valero Energy Corp., 6.125%, 6/15/17	205,000	218
Valero Energy Corp., 6.875%, 4/15/12	50,000	54

Total		17,295

Other Finance (1.4%)
CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 144A	100,000	96
SLM Corp., 0.476%, 7/26/10	100,000	100
(k)SLM Corp., 0.546%, 10/25/11	2,100,000	1,989
SLM Corp., 0.737%, 3/15/11	200,000	196
Teco Finance, Inc., 6.75%, 5/1/15	100,000	114

Total		2,495

Paper and Forest Products (0.5%)
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	800,000	926

Total		926

Property and Casualty Insurance (1.4%)
American International Group, Inc., 0.414%, 10/18/11	200,000	189
American International Group, Inc., 5.05%, 10/1/15	300,000	276
American International Group, Inc., 5.60%, 10/18/16	100,000	91
(b)American International Group, Inc., 5.85%, 1/16/18	2,200,000	1,966
American International Group, Inc., 8.25%, 8/15/18	100,000	101

Total		2,623

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  119

Multi-Sector Bond Portfolio

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.1%)

Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	152

Total		152

Retail Food and Drug (0.2%)

American Stores Co., 7.10%, 3/20/28	100,000	77
New Albertson’s, Inc., 7.45%, 8/1/29	125,000	104
Tesco PLC, 5.50%, 11/15/17 144A	150,000	167

Total		348

Services (0.2%)

ARAMARK Corp., 3.844%, 2/1/15	250,000	230
Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	214

Total		444

Technology (0.2%)

First Data Corp., 9.875%, 9/24/15	175,000	133
SunGard Data Systems, Inc., 9.125%, 8/15/13	150,000	152

Total		285

Telecommunications (4.0%)

America Movil SAB de CV, 5.00%, 3/30/20 144A	800,000	827
Brocade Communications Systems, Inc., 6.875%, 1/15/20 144A	1,300,000	1,290
Frontier Communications Corp., 7.125%, 3/15/19	125,000	116
Frontier Communications Corp., 7.875%, 4/15/15 144A	100,000	101
(d) Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	2
Nextel Communications, Inc., 6.875%, 10/31/13	600,000	581
Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	150
Qwest Corp., 7.25%, 9/15/25	500,000	480
Qwest Corp., 7.625%, 6/15/15	100,000	107
Qwest Corp., 8.875%, 3/15/12	75,000	80
Sprint Capital Corp., 8.375%, 3/15/12	600,000	629
Sprint Nextel Corp., 6.00%, 12/1/16	450,000	404
Sprint Nextel Corp., 8.375%, 8/15/17	100,000	100

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued

Telefonica Emisiones SAU, 0.674%, 2/4/13	300,000	289
Telesat Canada/Telesat LLC, 11.00%, 11/1/15	300,000	324
tw telecom holdings, inc., 8.00%, 3/1/18 144A	400,000	408
Valor Telecommunications Enterprises Finance Corp., 7.75%, 2/15/15	100,000	102
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	300,000	308
Windstream Corp., 7.875%, 11/1/17	100,000	98
Windstream Corp., 8.125%, 8/1/13	600,000	620
Windstream Corp., 8.625%, 8/1/16	300,000	302

Total		7,318

Tobacco (0.9%)

Altria Group, Inc., 9.25%, 8/6/19	900,000	1,123
Lorillard Tobacco Co., 6.875%, 5/1/20	400,000	407
Reynolds American, Inc., 6.75%, 6/15/17	50,000	54

Total		1,584

Transportation (0.1%)

DP World, Ltd., 6.85%, 7/2/37	200,000	159

Total		159

Utilities (0.9%)

The AES Corp., 7.75%, 3/1/14	700,000	712
The AES Corp., 8.00%, 10/15/17	100,000	101
The AES Corp., 8.00%, 6/1/20	300,000	301
Nalco Co., 8.875%, 11/15/13	20,000	21
NRG Energy, Inc., 7.375%, 1/15/17	430,000	426

Total		1,561

Yankee Sovereign (14.4%)

Brazilian Government International Bond, 5.875%, 1/15/19	900,000	988
Brazilian Government International Bond, 6.00%, 1/17/17	400,000	440
Brazilian Government International Bond, 8.25%, 1/20/34	200,000	264
Brazilian Government International Bond, 8.875%, 10/14/19	900,000	1,177

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued

Brazilian Government International Bond, 8.875%, 4/15/24	500,000	675
Brazilian Government International Bond, 11.00%, 8/17/40	1,200,000	1,607
Colombia Government International Bond, 7.375%, 1/27/17	1,500,000	1,740
Indonesia Government International Bond, 5.875%, 3/13/20	800,000	847
Indonesia Government International Bond, 6.75%, 3/10/14	500,000	553
Indonesia Government International Bond, 6.875%, 3/9/17	900,000	1,018
Indonesia Government International Bond, 6.875%, 1/17/18	100,000	113
Indonesia Government International Bond, 11.625%, 3/4/19	900,000	1,294
Mexico Government International Bond, 5.625%, 1/15/17	200,000	220
Mexico Government International Bond, 6.05%, 1/11/40	200,000	211
Mexico Government International Bond, 6.75%, 9/27/34	200,000	231
Mexico Government International Bond, 8.125%, 12/30/19	200,000	256
Mexico Government International Bond, 8.30%, 8/15/31	100,000	135
Panama Government International Bond, 7.25%, 3/15/15	1,100,000	1,273
Peruvian Government International Bond, 7.35%, 7/21/25	800,000	958
Philippine Government International Bond, 6.375%, 10/23/34	300,000	300
Philippine Government International Bond, 6.50%, 1/20/20	300,000	329
Philippine Government International Bond, 7.75%, 1/14/31	1,300,000	1,506
Philippine Government International Bond, 8.375%, 6/17/19	300,000	372
Poland Government International Bond, 6.375%, 7/15/19	390,000	431

The Accompanying Notes are an Integral Part of the Financial Statements.

120  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (73.9%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued

Qatar Government International Bond, 4.00%, 1/20/15 144A	100,000	103
Qatar Government International Bond, 5.25%, 1/20/20 144A	200,000	209
(b) Russian Government International Bond, 7.50%, 3/31/30	4,784,000	5,393
South Africa Government International Bond, 6.875%, 5/27/19	1,100,000	1,258
Turkey Government International Bond, 6.75%, 5/30/40	500,000	501
United Mexican States, 5.95%, 3/19/19	1,500,000	1,665

Total		26,067

Total Corporate Bonds (Cost: $129,631)		133,834

Foreign Bonds (8.0%)
Banking (0.8%)
Morgan Stanley, 1.029%, 3/1/13	1,300,000	1,492

Total		1,492

Governments (6.1%)

Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	396
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	2,200,000	1,101
Canadian Government Bond, 2.50%, 6/1/15	4,300,000	4,072
United Kingdom Gilt, 2.75%, 1/22/15	1,800,000	2,770
Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,580

Total		10,919

Independent Finance (0.6%)

General Electric Capital Corp., 4.625%, 9/15/66	980,000	983
LBG Capital No.1 PLC, 7.869%, 8/25/20	100,000	113

Total		1,096

Property and Casualty Insurance (0.1%)

American International Group, Inc., 0.794%, 4/26/11	100,000	117
American International Group, Inc., 8.625%, 5/22/38	100,000	112

Total		229

Foreign Bonds (8.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (0.4%

EMF-NL BV, 1.444%, 4/17/41	300,000	303
EMF-NL BV, 1.544%, 10/17/39	49,105	58
Eurosail-NL BV, 1.394%, 10/17/40	291,203	311

Total		672

Total Foreign Bonds (Cost: $15,264)		14,408

Governments (3.1%)
Governments (3.1%)
US Treasury, 3.625%, 8/15/19	3,200,000	3,384
US Treasury, 4.375%, 11/15/39	2,000,000	2,159

Total Governments (Cost: $5,395)		5,543

Municipal Bonds (1.8%)
Municipal Bonds (1.8%)

Buckeye Tobacco Settlement Financing Authority, Series 2007- A2, 5.875%, 6/1/30 RB	100,000	78
Buckeye Tobacco Settlement Financing Authority, Series 2007- A2, 5.875%, 6/1/47 RB	100,000	72
California State Build America Bonds, 7.30%, 10/1/39 GO	200,000	208
The California State University, 6.484%, 11/1/41 RB	300,000	318
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE FGIC	100,000	61
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	64
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	71
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	328
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, AGM	100,000	101

Municipal Bonds (1.8%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

New York City Municipal Water Finance Authority, 6.011%, 6/15/42 RB	300,000	318
New York Metropolitan Transportation Authority, 6.089%, 11/15/40 RB	500,000	522
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	216
North Texas Tollway Authority, Series B-2, 8.91%, 2/1/30 RB	100,000	100
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	130
Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	75
Tobacco Settlement Finance Authority of West Virginia, Series A, 7.467%, 6/1/47 RB	800,000	595

Total Municipal Bonds (Cost: $3,313)		3,257

Structured Products (10.8%)
Structured Products (10.8%)

American Home Mortgage Assets, Series 2006-4, Class 1A12, 0.557%, 10/25/46	62,503	32
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45	19,304	17
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	100,000	97
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.935%, 2/10/51	100,000	104
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.32%, 11/20/35	592,629	411
Bank of America Credit Card Trust, Series 2007- A12, Class A12, 0.55%, 1/15/13	1,000,000	1,000
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 5.625%, 11/25/36	680,941	399
Bear Stearns ARM Trust, Series 2005-10, Class A1, 3.735%, 10/25/35	121,953	122

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  121

Multi-Sector Bond Portfolio

Structured Products (10.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.897%, 9/25/34	1,000,000	915
Bear Stearns Commercial Mortgage Securities Trust, Series 2006- BBA7, Class A2, 0.509%, 3/15/19 144A	500,000	440
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A, 5.297%, 10/12/42	300,000	321
Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.37%, 5/25/47	74,500	54
CDC Commercial Mortgage Trust, Series 2002-FX1, Class D, 6.005%, 5/15/35	300,000	314
CHL Mortgage Pass- Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	1,253,516	1,103
Citigroup Mortgage Loan Trust, Inc., Series 2007- 10, Class 22AA, 5.906%, 9/25/37	75,477	52
Commercial Mortgage Pass-Through Certificates, Series 2001- JF1A, Class A2F, 0.85%, 2/16/34 144A	310,796	306
Countrywide Alternative Loan Trust, Series 2006- 0A17, Class 1A1A, 0.543%, 12/20/46	105,370	52
Countrywide Alternative Loan Trust, Series 2006- 0A9, Class 2A1A, 0.558%, 7/20/46	47,023	18
Countrywide Alternative Loan Trust, Series 2005- 59, Class 1A1, 0.67%, 11/20/35	24,339	14
Countrywide Alternative Loan Trust, Series 2005- 62, Class 2A1, 1.413%, 12/25/35	26,404	15
Countrywide Alternative Loan Trust, Series 2005- 79CB, Class A3, 5.50%, 1/25/36	1,000,000	689
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.617%, 10/25/35	12,635	13

Structured Products (10.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.58%, 2/15/19	493,603	494
Federal National Mortgage Association, Series 2007-114, Class A6, 0.547%, 10/27/37	300,000	299
Federal National Mortgage Association, Series 2003-W6, Class F, 0.697%, 9/25/42	85,333	83
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	128,838	128
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,049
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.034%, 1/25/36	14,344	12
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	632,029	558
Indymac Index Mortgage Loan Trust, Series 2005- AR12, Class 2A1A, 0.587%, 7/25/35	7,106	4
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.36%, 12/15/44	200,000	213
J.P. Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.781%, 7/25/35	164,654	155
J.P. Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.874%, 6/25/37	528,815	457
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.845%, 3/26/37 144A	814,028	733
Lehman XS Trust, Series 2006-8, Class 3A1A, 0.467%, 6/25/36	191,249	177
Long Beach Mortgage Loan Trust, Series 2006- 11, Class 2A1, 0.407%, 12/25/36	1,285	1
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.266%, 4/25/38	740,483	745

Structured Products (10.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 5.428%, 12/25/35	1,639,591	1,524
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,200,000	1,228
Morgan Stanley Mortgage Loan Trust, Series 2005- 3AR, Class 4A, 5.187%, 7/25/35	1,645,460	1,415
Nelnet Student Loan Trust, Series 2006-1, Class A2, 0.494%, 2/23/16	763	1
Residential Accredit Loans, Inc., Series 2005- QA3, Class NB2, 3.004%, 3/25/35	729,942	499
SLM Student Loan Trust, Series 2008-9, Class A, 1.816%, 4/25/23	883,596	913
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.467%, 10/25/36 144A	44,239	41
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.473%, 6/25/37	333,177	313
WaMu Mortgage Pass- Through Certificates, Series 2007-0A1, Class A1A, 1.121%, 2/25/47	48,754	28
WaMu Mortgage Pass- Through Certificates, Series 2006-AR2, Class 1A1, 5.252%, 3/25/37	1,074,221	885
WaMu Mortgage Pass- Through Certificates, Series 2007-HY1, Class 4A1, 5.338%, 2/25/37	52,558	39
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.462%, 7/25/36	16,283	13
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.475%, 4/25/36	504,897	400
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 5.486%, 7/25/36	934,996	737

Total Structured Products (Cost: $19,316)		19,632

The Accompanying Notes are an Integral Part of the Financial Statements.

122  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Short-Term Investments (2.6%)	Shares/ $ Par	Value $ (000’s)
	Governments (0.2%)
(b)	US Treasury Bill, 0.21%, 8/26/10	321,000	321

	Total		321

	Repurchase Agreements (2.4%)
(k)	US Treasury Inflation Repurchase, 0.01%, dated 6/30/10, due 7/1/10, (collateralized by US Treasury Bill, 0.75%, 5/23/12, valued at $4,374,000, repurchase proceeds of $4,300,000)	4,300,000	4,300

	Total		4,300

	Total Short-Term Investments (Cost: $4,621)		4,621

	Total Investments (100.5%) (Cost: $178,091)(a)		181,839

	Other Assets, Less Liabilities (-0.5%)		(837)

	Net Assets (100.0%)		181,002

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $23,076 representing 12.75% of the net assets.

GO — General Obligation

RB — Revenue Bond

AGM — Assured Guaranty Municipal Corp.

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $178,091 and the net unrealized appreciation of investments based on that cost was $3,748 which is comprised of $6,914 aggregate gross unrealized appreciation and $3,166 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2010, $21,420)	87	6/11	$125
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2010, $44,803)	183	9/12	55
Euro Bund Future (Long) (Total Notional Value at June 30, 2010, $11,221)	72	9/10	60

(c)	PIK - Payment In Kind
(d)	Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio   123

Multi-Sector Bond Portfolio

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation(000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	BRL	1,924	8/10	$	— $	$(2)	(2)
Sell	HSBC Bank	BRL	229	8/10		—	(6)	(6)
Sell	UBS AG	CAD	4,279	7/10		235	—	235
Buy	Bank of America NA	CNY	2,191	1/11		—	(5)	(5)
Buy	Barclays Bank PLC	CNY	4,659	1/11		—	(9)	(9)
Buy	Citibank NA	CNY	7,419	1/11		—	(14)	(14)
Buy	HSBC Bank	CNY	6,385	1/11		— (m)	—	— (m)
Buy	Morgan Stanley & Co.	CNY	6,516	1/11		—	(13)	(13)
Buy	Barclays Bank PLC	EUR	600	7/10		—	(10)	(10)
Sell	Credit Suisse AG	EUR	5,372	7/10		629	—	629
Sell	Citibank NA	EUR	2,267	8/10		26	—	26
Sell	Bank of America NA	GBP	3,221	9/10		—	(39)	(39)
Buy	Barclays Bank PLC	KRW	97,000	7/10		—	(3)	(3)
Buy	Morgan Stanley & Co.	KRW	186,472	7/10		—	(5)	(5)
Buy	Morgan Stanley & Co.	KRW	446,342	8/10		—	(15)	(15)
Buy	Bank of America NA	KRW	98,110	11/10		—	(3)	(3)
Buy	Barclays Bank PLC	KRW	853,285	11/10		—	(41)	(41)
Buy	Citibank NA	KRW	364,036	11/10		—	(12)	(12)
Buy	Goldman Sachs International	KRW	11,730	11/10		—	(1)	(1)
Buy	JP Morgan Chase	KRW	1,229,583	11/10		—	(77)	(77)
Buy	Morgan Stanley & Co.	KRW	57,555	11/10		—	(3)	(3)
Buy	Royal Bank of Scotland PLC	KRW	683,825	11/10		—	(35)	(35)
Sell	Barclays Bank PLC	KRW	54,120	7/10		2	—	2
Sell	Citibank NA	KRW	114,750	7/10		2	—	2
Sell	Royal Bank of Scotland PLC	KRW	52,260	7/10		— (m)	—	— (m)
Sell	JP Morgan Chase	KRW	904,640	11/10		62	—	62
Buy	Citibank NA	MXN	405	9/10		—	(1)	(1)
Buy	HSBC Bank	MXN	27,174	9/10		—	(36)	(36)
Buy	JP Morgan Chase	MXN	90	9/10		—	— (m)	— (m)
Sell	HSBC Bank	MXN	6,247	9/10		21	—	21
Buy	Barclays Bank PLC	PHP	12,577	8/10		—	— (m)	— (m)
Sell	JP Morgan Chase	PHP	13,725	11/10		8	—	8
Buy	Barclays Bank PLC	PLN	560	8/10		—	(25)	(25)
Buy	Citibank NA	PLN	1,721	8/10		—	(100)	(100)
Buy	HSBC Bank	PLN	1,107	8/10		—	(55)	(55)
Buy	JP Morgan Chase	PLN	1,719	8/10		—	(100)	(100)
Buy	Morgan Stanley & Co.	PLN	294	8/10		—	(14)	(14)
Sell	Goldman Sachs International	PLN	576	8/10		31	—	31
Sell	JP Morgan Chase	PLN	4,825	8/10		—	(11)	(11)
Buy	Citibank NA	SGD	1,600	9/10		4	—	4
Buy	Barclays Bank PLC	ZAR	1,476	7/10		4	—	4
Sell	HSBC Bank	ZAR	1,476	7/10		9	—	9
Sell	Barclays Bank PLC	ZAR	99	10/10		—	— (m)	— (m)

						$1,033	$(635)	$398

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

PLN — Poland Zloty

SGD — Singapore Dollar

ZAR — South African Rand

The Accompanying Notes are an Integral Part of the Financial Statements.

124  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on June 30, 2010.

Interest Rate Swaps

CounterParty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	28 Day Mexico Interbank TIIE Banxico	Pay	7.34%	1/15 MXN	7,300	$21
Barclays Bank PLC	Australian Bank Bill Short Term Rates 6M	Pay	6.00%	12/20 AUD	2,300	82
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	0.00%	1/13 BRL	700	1
Goldman Sachs International	Brazil Cetip Interbank Deposit	Pay	0.00%	1/12 BRL	18,000	9
HSBC Bank PLC	Brazil Cetip Interbank Deposit	Pay	0.00%	1/14 BRL	200	—	(m)
HSBC Bank PLC	28 Day Mexico Interbank TIIE Banxico	Pay	7.33%	1/15 MXN	9,100	27
JPMorgan Chase	Brazil Cetip Interbank Deposit	Pay	0.00%	1/12 BRL	6,000	25
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	8.95%	2/19 MXN	2,900	26
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	7.78%	4/19 MXN	5,900	13
Royal Bank Of Scotland PLC	Australian Bank Bill Short Term Rates 6M	Pay	6.00%	12/20 AUD	1,000	32

						$236

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11 USD	100	$— (m)
Barclays Bank PLC	RSHB Capital, 6.299%, 5/15/17	Sell	1.00%	9/10 USD	200	— (m)
Barclays Bank PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	6/11 USD	900	— (m)
Credit Suisse Group AG	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10 USD	200	— (m)
Goldman Sachs International	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	5.00%	6/15 USD	100	(5)
Goldman Sachs International	Emirate of Abu Dhabi, 5.50%, 8/2/12	Sell	1.00%	3/11 USD	200	(2)
Goldman Sachs International	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	5.00%	9/15 USD	100	(4)
Goldman Sachs International	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	1.00%	6/15 USD	500	(84)
Goldman Sachs International	Metlife, Inc., 5.00%, 6/15/15	Sell	1.00%	3/15 USD	700	(39)
Goldman Sachs International	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	3/11 USD	200	— (m)
Goldman Sachs International	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	5.00%	6/15 USD	100	(4)
Goldman Sachs International	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	Buy	(5.00)%	3/11 USD	1,000	(7)
Goldman Sachs International	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11 USD	200	(1)
HSBC Bank PLC	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	1.00%	9/11 USD	100	1
JPMorgan Chase	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	5.00%	9/11 USD	100	1
JPMorgan Chase	BP Capital Markets America, Inc. 4.20%, 6/15/18	Sell	5.00%	6/15 USD	100	(5)
JPMorgan Chase	Mexico Government International Bond, 7.50%, 4/8/33	Sell	1.00%	12/10 USD	1,300	(1)
JPMorgan Chase	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10 USD	700	(2)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio   125

Multi-Sector Bond Portfolio

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA High Yield Index, Series 9	Sell	3.75%	12/12	USD 4,300	$134
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17	USD 100	3
Morgan Stanley Capital Services, Inc.	Prudential Financial, Inc., 4.50%, 7/15/13	Sell	1.00%	6/15	USD 800	(13)
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/12	USD 300	49
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/14	USD 100	19

						$40

(k)	Securities with an aggregate value of $16,915 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2010.

(m)	Amount is less than one thousand.

(n)	At June 30, 2010 portfolio securities with an aggregate value of $0 (in thousands) were valued with reference to securities whose values are more readily available.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

US Government & Agency Bonds	$-	$5,543	$ -

Foreign Bonds	-	40,475	-

Municipal Bonds	-	3,257	-

Corporate Bonds	-	108,311	-

Structured Products	-	19,632	-

Short-Term Investments	-	4,621	-

Other Financial Instruments^	240	1,465	-

Liabilities:

Other Financial Instruments^	-	(791)	-

Total	$240	$182,513	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

126  Multi-Sector Bond Portfolio

Balanced Portfolio

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuations. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$988.27	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio  127

Balanced Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

	Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (19.8%)

	Consumer Discretionary (2.2%)

	Abercrombie & Fitch Co. - Class A	66,200	2,032
*	Amazon.com, Inc.	28,000	3,059
	Coach, Inc.	36,400	1,330
*	DIRECTV - Class A	58,000	1,967
	Johnson Controls, Inc.	123,200	3,310
*	Kohl’s Corp.	106,000	5,035
	Lowe’s Cos., Inc.	95,600	1,952
	Marriott International, Inc. - Class A	164,900	4,937
	McDonald’s Corp.	93,000	6,126
	NIKE, Inc. - Class B	78,600	5,310
	Omnicom Group, Inc.	52,000	1,784
	Staples, Inc.	59,200	1,128
	Target Corp.	118,100	5,807
	The Walt Disney Co.	45,800	1,443

	Total		45,220

	Consumer Staples (2.1%)

	The Coca-Cola Co.	83,000	4,160
	Colgate-Palmolive Co.	49,300	3,883
	ConAgra Foods, Inc.	94,800	2,211
	Costco Wholesale Corp.	57,200	3,136
	CVS Caremark Corp.	106,400	3,120
	H.J. Heinz Co.	92,700	4,006
*	Hansen Natural Corp.	54,500	2,132
	PepsiCo, Inc.	109,800	6,692
	Philip Morris International, Inc.	162,200	7,435
	Wal-Mart Stores, Inc.	129,400	6,220

	Total		42,995

	Energy (1.6%)

	Anadarko Petroleum Corp.	29,000	1,047
	EOG Resources, Inc.	32,500	3,197
	Exxon Mobil Corp.	299,700	17,104
	Halliburton Co.	130,700	3,209
	Hess Corp.	43,400	2,185
	Occidental Petroleum Corp.	36,700	2,831
	Petroleo Brasileiro SA, ADR	21,100	724
	Schlumberger, Ltd.	75,700	4,189

	Total		34,486

	Financials (1.2%)

	Aflac, Inc.	55,900	2,385
	American Express Co.	111,200	4,415
	Bank of America Corp.	180,500	2,594
	CME Group, Inc. - Class A	6,900	1,943
	The Goldman Sachs Group, Inc.	30,200	3,964

	Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	JPMorgan Chase & Co.	56,100	2,054
	Morgan Stanley	63,100	1,464
	Prudential Financial, Inc.	40,600	2,178
	State Street Corp.	54,200	1,833
	T. Rowe Price Group, Inc.	62,800	2,788

	Total		25,618

	Health Care (2.5%)

	Abbott Laboratories	88,800	4,154
	Allergan, Inc.	64,800	3,775
*	Amgen, Inc.	66,700	3,509
	Baxter International, Inc.	68,200	2,772
*	Celgene Corp.	163,900	8,330
	Covidien PLC	52,000	2,089
*	Express Scripts, Inc.	198,200	9,319
*	Gilead Sciences, Inc.	120,000	4,114
	Johnson & Johnson	32,600	1,925
*	Life Technologies Corp.	58,500	2,764
*	Medco Health Solutions, Inc.	53,200	2,930
	Merck & Co., Inc.	53,533	1,872
	Teva Pharmaceutical Industries, Ltd., ADR	41,800	2,173
*	Thermo Fisher Scientific, Inc.	74,300	3,645

	Total		53,371

	Industrials (2.4%)

	3M Co.	61,700	4,874
	Caterpillar, Inc.	57,700	3,466
	Cummins, Inc.	63,600	4,142
	Danaher Corp.	137,400	5,100
	FedEx Corp.	34,300	2,405
	Honeywell International, Inc.	86,800	3,388
	Illinois Tool Works, Inc.	82,200	3,393
	Lockheed Martin Corp.	28,000	2,086
	Norfolk Southern Corp.	24,800	1,316
	PACCAR, Inc.	39,500	1,575
	Precision Castparts Corp.	32,600	3,355
	Raytheon Co.	53,500	2,589
	Union Pacific Corp.	58,100	4,038
	United Parcel Service, Inc. - Class B	69,400	3,948
	United Technologies Corp.	86,700	5,628

	Total		51,303

	Information Technology (6.6%)

*	Adobe Systems, Inc.	67,000	1,771
*	Agilent Technologies, Inc.	61,400	1,746
	Altera Corp.	69,400	1,722
	Analog Devices, Inc.	59,400	1,655
*	Apple, Inc.	79,900	20,097
	Automatic Data Processing, Inc.	65,100	2,621
	Broadcom Corp. - Class A	60,000	1,978

The Accompanying Notes are an Integral Part of the Financial Statements.

128  Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cisco Systems, Inc.	538,000	11,465
*	Cognizant Technology Solutions Corp. - Class A	78,800	3,945
	Corning, Inc.	148,200	2,393
*	Dell, Inc.	175,800	2,120
*	EMC Corp.	112,300	2,055
*	Google, Inc. - Class A	20,500	9,121
	Hewlett-Packard Co.	169,400	7,332
	Intel Corp.	280,600	5,458
	International Business Machines Corp.	109,900	13,570
*	Juniper Networks, Inc.	160,700	3,667
	LG Display Co., Ltd., ADR	122,900	1,979
*	Marvell Technology Group, Ltd.	189,800	2,991
	MasterCard, Inc. - Class A	9,500	1,896
	Microsoft Corp.	487,100	11,208
*	NetApp, Inc.	142,100	5,302
*	NVIDIA Corp.	98,300	1,004
	Oracle Corp.	337,900	7,251
	Paychex, Inc.	55,200	1,434
	QUALCOMM, Inc.	149,800	4,919
*	Symantec Corp.	93,600	1,299
	Texas Instruments, Inc.	110,800	2,579
	Visa, Inc. - Class A	40,800	2,887
*	Yahoo!, Inc.	131,700	1,821

	Total		139,286

	Materials (1.0%)

	The Dow Chemical Co.	109,300	2,593
	Ecolab, Inc.	61,900	2,780
	Freeport-McMoRan Copper & Gold, Inc.	33,200	1,963
	Monsanto Co.	59,100	2,732
	Potash Corp. of Saskatchewan, Inc.	33,900	2,923
	Praxair, Inc.	92,000	6,991

	Total		19,982

	Telecommunication Services (0.2%)
*	American Tower Corp. - Class A	114,700	5,104

	Total		5,104

	Total Large Cap Common Stocks		417,365

	Mid Cap Common Stocks (7.8%)

	Consumer Discretionary (1.5%)

*	Apollo Group, Inc. - Class A	3,600	153
*	Bed Bath & Beyond, Inc.	48,100	1,784
*	BorgWarner, Inc.	49,100	1,833
(p)*	Charter Communications, Inc. - Class A	19,643	693
	Chico’s FAS, Inc.	175,600	1,735
	DeVry, Inc.	77,200	4,052
*	Dollar Tree, Inc.	115,500	4,808
*	Focus Media Holding, Ltd., ADR	26,600	413

	Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	GameStop Corp. - Class A	131,900	2,478
	International Game Technology	126,800	1,991
*	Jack in the Box, Inc.	137,700	2,678
	Limited Brands, Inc.	51,000	1,126
	The McGraw-Hill Cos., Inc.	44,100	1,241
	Nordstrom, Inc.	20,000	644
*	O’Reilly Automotive, Inc.	77,000	3,662
*	Penn National Gaming, Inc.	71,800	1,659
*	Priceline.com, Inc.	5,900	1,042

	Total		31,992

	Consumer Staples (0.3%)

	The J.M. Smucker Co.	35,000	2,108
	Mead Johnson Nutrition Co.	41,500	2,080
*	Ralcorp Holdings, Inc.	24,900	1,364

	Total		5,552

	Energy (0.6%)

*	Cameron International Corp.	147,100	4,784
*	Dresser-Rand Group, Inc.	46,500	1,467
	Ensco PLC, ADR	34,400	1,351
*	FMC Technologies, Inc.	29,300	1,543
*	Petrohawk Energy Corp.	62,400	1,059
	Range Resources Corp.	39,300	1,578

	Total		11,782

	Financials (0.8%)

	Assured Guaranty, Ltd.	97,700	1,296
*	CB Richard Ellis Group, Inc. - Class A	95,400	1,298
	DuPont Fabros Technology, Inc.	68,200	1,675
	Greenhill & Co., Inc.	12,600	770
*	IntercontinentalExchange, Inc.	15,900	1,797
	Invesco, Ltd.	69,100	1,163
*	MBIA, Inc.	150,900	847
	Moody’s Corp.	29,400	586
	Northern Trust Corp.	27,500	1,284
	Raymond James Financial, Inc.	112,500	2,778
	SEI Investments Co.	90,400	1,841
	Synovus Financial Corp.	425,900	1,082

	Total		16,417

	Health Care (0.8%)

	AmerisourceBergen Corp.	88,900	2,823
*	Cerner Corp.	18,400	1,396
*	Charles River Laboratories International, Inc.	42,300	1,447
*	Covance, Inc.	17,700	908
*	DaVita, Inc.	44,100	2,754
*	Immucor, Inc.	185,724	3,538
*	Mettler-Toledo International, Inc.	25,700	2,869

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  129

Balanced Portfolio

	Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Pharmaceutical Product Development, Inc.	58,600	1,489

	Total		17,224

	Industrials (1.4%)

	Bucyrus International, Inc.	9,200	437
	C.H. Robinson Worldwide, Inc.	43,200	2,405
*	Corrections Corp. of America	144,100	2,750
	Dover Corp.	75,400	3,151
	Expeditors International of Washington, Inc.	79,000	2,726
*	Foster Wheeler AG	151,200	3,184
*	FTI Consulting, Inc.	26,500	1,155
	L-3 Communications Holdings, Inc.	25,200	1,785
	MSC Industrial Direct Co., Inc. - Class A	58,200	2,948
	Regal-Beloit Corp.	54,750	3,054
	Ritchie Bros. Auctioneers, Inc.	46,548	848
	Robert Half International, Inc.	78,000	1,837
	Roper Industries, Inc.	51,900	2,904

	Total		29,184

	Information Technology (1.9%)

*	Alliance Data Systems Corp.	49,200	2,928
	Amphenol Corp. - Class A	119,300	4,686
*	Autodesk, Inc.	87,100	2,122
*	Avago Technologies, Ltd.	105,500	2,222
*	BMC Software, Inc.	111,600	3,865
*	Citrix Systems, Inc.	70,000	2,956
	FactSet Research Systems, Inc.	39,900	2,673
	Global Payments, Inc.	70,800	2,587
	KLA-Tencor Corp.	37,500	1,046
	Microchip Technology, Inc.	81,700	2,266
*	Silicon Laboratories, Inc.	55,100	2,235
*	Sybase, Inc.	30,100	1,946
*	VeriFone Holdings, Inc.	109,100	2,065
	Western Union Co.	274,700	4,096
*	Zebra Technologies Corp. - Class A	100,400	2,547

	Total		40,240

	Materials (0.3%)

	Martin Marietta Materials, Inc.	12,700	1,077
*	Owens-Illinois, Inc.	106,800	2,825
*	Titanium Metals Corp.	89,400	1,572

	Total		5,474

	Telecommunication Services (0.1%)

*	Crown Castle International Corp.	24,100	898
*	SBA Communications Corp. - Class A	58,500	1,989

	Total		2,887

	Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

	Utilities (0.1%)

	EQT Corp.	73,300	2,649

	Total		2,649

	Total Mid Cap Common Stocks		163,401

	Small Cap Common Stocks (3.0%)

	Consumer Discretionary (0.6%)

*	American Public Education, Inc.	17,350	758
*	Bally Technologies, Inc.	15,350	497
*	Buffalo Wild Wings, Inc.	15,300	560
*	Carter’s, Inc.	30,600	803
*	Deckers Outdoor Corp.	4,350	622
*	Deer Consumer Products, Inc.	39,930	331
*	Dex One Corp.	12,630	240
*	Grand Canyon Education, Inc.	18,700	438
	Guess?, Inc.	11,900	372
*	Kirkland’s, Inc.	30,150	509
*	LKQ Corp.	58,650	1,131
*	Lumber Liquidators Holdings, Inc.	24,150	563
	Monro Muffler Brake, Inc.	37,700	1,490
	P.F. Chang’s China Bistro, Inc.	22,000	872
*	Ulta Salon, Cosmetics & Fragrance, Inc.	45,850	1,085
*	Vitamin Shoppe, Inc.	33,950	871
*	Zumiez, Inc.	25,200	406

	Total		11,548

	Consumer Staples (0.1%)

	Alberto-Culver Co.	24,650	668
	Flowers Foods, Inc.	22,650	553
*	TreeHouse Foods, Inc.	25,800	1,178

	Total		2,399

	Energy (0.2%)

*	Brigham Exploration Co.	52,300	804
	CARBO Ceramics, Inc.	13,050	942
*	Carrizo Oil & Gas, Inc.	30,950	481
	EXCO Resources, Inc.	38,200	558
*	Rex Energy Corp.	26,600	269
*	Whiting Petroleum Corp.	9,500	745

	Total		3,799

	Financials (0.2%)

	Boston Private Financial Holdings, Inc.	121,250	780
	Digital Realty Trust, Inc.	13,447	775
*	KBW, Inc.	15,300	328
*	MF Global Holdings, Ltd.	81,150	463
	MFA Financial, Inc.	85,653	634
*	Portfolio Recovery Associates, Inc.	26,100	1,743

	Total		4,723

The Accompanying Notes are an Integral Part of the Financial Statements.

130  Balanced Portfolio

Balanced Portfolio

Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

Health Care (0.5%)

* Align Technology, Inc.	39,000	580
* Allscripts-Misys Healthcare Solutions, Inc.	30,950	498
* Amedisys, Inc.	11,500	506
* American Medical Systems Holdings, Inc.	27,600	610
* athenahealth, Inc.	13,350	349
* CardioNet, Inc.	57,850	317
* Clarient, Inc.	137,650	424
* Codexis, Inc.	21,294	187
* Conceptus, Inc.	11,400	178
* Dexcom, Inc.	45,391	525
* Dynavox, Inc. - Class A	23,200	371
* Illumina, Inc.	26,500	1,154
* IPC The Hospitalist Co.	31,650	794
Masimo Corp.	21,867	521
* Micrus Endovascular Corp.	25,950	539
* Nanosphere, Inc.	10,900	47
* Nektar Therapeutics	25,500	309
* NuVasive, Inc.	10,400	369
* Obagi Medical Products, Inc.	49,600	586
* Sirona Dental Systems, Inc.	8,100	282
* Thoratec Corp.	23,288	995
* Transcend Services, Inc.	19,150	259
* Volcano Corp.	22,650	494

Total		10,894

Industrials (0.5%)

Aegean Marine Petroleum Network, Inc.	20,750	415
* CAI International, Inc.	23,000	274
* Generac Holdings, Inc.	33,700	472
* GrafTech International, Ltd.	40,150	587
* Higher One Holdings, Inc.	19,850	288
* Hub Group, Inc. - Class A	44,200	1,326
Knight Transportation, Inc.	160,909	3,257
* Orion Marine Group, Inc.	18,901	268
* Oshkosh Corp.	8,600	268
* Polypore International, Inc.	15,500	352
Snap-on, Inc.	15,350	628
TransDigm Group, Inc.	20,000	1,021

Total		9,156

Information Technology (0.8%)

* Advanced Energy Industries, Inc.	58,028	713
* ArcSight, Inc.	28,150	630
* Atheros Communications, Inc.	15,350	423
* Calix, Inc.	38,500	395
* CommScope, Inc.	28,600	680
* Comtech Telecommunications Corp.	27,150	813
* Concur Technologies, Inc.	5,100	218
* Convio, Inc.	13,858	102
* DG Fastchannel, Inc.	34,700	1,130

Domestic Common Stocks and Warrants (30.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
* Dice Holdings, Inc.	51,200	354
* Diodes, Inc.	25,950	412
* Equinix, Inc.	5,823	473
* F5 Networks, Inc.	14,050	963
* Mellanox Technologies, Ltd.	29,733	651
* Microsemi Corp.	47,550	696
* MKS Instruments, Inc.	33,850	634
* Netezza Corp.	45,950	628
* OpenTable, Inc.	15,700	651
Pegasystems, Inc.	16,500	530
* RightNow Technologies, Inc.	36,816	578
* Rubicon Technology, Inc.	23,365	696
* Solarwinds, Inc.	31,650	508
* Sourcefire, Inc.	42,200	802
* SPS Commerce, Inc.	27,900	324
* SuccessFactors, Inc.	17,900	372
* Synchronoss Technologies, Inc.	52,450	995
* Taleo Corp. - Class A	17,050	414
* The Ultimate Software Group, Inc.	21,850	718
* VanceInfo Technologies, Inc., ADR	29,921	696
* VistaPrint NV	6,650	316

Total		17,515

Materials (0.0%)

* Smurfit-Stone Container Corp.	16,720	414

Total		414

Other Holdings (0.1%)

* iShares Nasdaq Biotechnology Index Fund	9,100	706
SPDR Metals & Mining ETF	44,050	2,013

Total		2,719

Total Small Cap Common Stocks		63,167

Total Domestic Common Stocks and Warrants (Cost: $640,246)		643,933

Foreign Common Stocks (5.4%) Country

Other Holdings (5.4%)

iShares MSCI EAFE Index Fund United States	907,000	42,184
iShares MSCI Emerging Markets Index United States	1,403,500	52,379
Vanguard Emerging Markets ETF United States	488,700	18,566

Total Foreign Common Stocks (Cost: $121,944)		113,129

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   131

Balanced Portfolio

Preferred Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)

Finance Services (0.0%)

Ally Financial, Inc., 7.00%, 12/31/11 144A	214	166

Total Preferred Stocks (Cost: $54)		166

Investment Grade Segment (11.2%)
Aerospace/Defense (0.1%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	180,000	193
Goodrich Corp., 4.875%, 3/1/20	85,000	91
Lockheed Martin Corp., 6.15%, 9/1/36	1,320,000	1,527
Meccanica Holdings USA, 6.25%, 7/15/19 144A	190,000	203
Meccanica Holdings USA, 6.25%, 1/15/40 144A	690,000	641

Total		2,655

Auto Manufacturing (0.1%)

American Honda Finance Corp., 3.50%, 3/16/15 144A	535,000	545
PACCAR Financial Corp., 1.95%, 12/17/12	170,000	172
PACCAR, Inc., 6.875%, 2/15/14	170,000	197
Toyota Motor Credit Corp., 4.50%, 6/17/20	855,000	878

Total		1,792

Banking (2.5%)

Ameriprise Financial, Inc., 5.30%, 3/15/20	50,000	52
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	665,000	674
Australia and New Zealand Banking Group, Ltd., 5.10%, 1/13/20 144A	450,000	470
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,105,000	2,252
Bank of America Corp., 5.625%, 7/1/20	155,000	156
Bank of America Corp., 5.75%, 12/1/17	870,000	902
Bank of America Corp., 6.00%, 9/1/17	830,000	873
The Bank of New York Mellon Corp., 2.95%, 6/18/15	815,000	824
The Bank of New York Mellon Corp., 5.125%, 8/27/13	310,000	342
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	380,000	395
Barclays Bank PLC, 5.00%, 9/22/16	100,000	103
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	141
BNP Paribas, 7.195%, 12/31/49 144A	300,000	261
Citigroup, Inc., 4.75%, 5/19/15	2,505,000	2,504
Citigroup, Inc., 6.00%, 12/13/13	1,615,000	1,694
Citigroup, Inc., 6.125%, 11/21/17	1,045,000	1,091
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	768
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	1,176
Credit Agricole SA/London, 6.637%, 12/31/49 144A	310,000	228
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	105,000	93
Credit Suisse/New York NY, 3.50%, 3/23/15	1,125,000	1,135

Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Deutsche Bank Capital Funding Trust VII, 5.628%, 12/31/49 144A	1,080,000	807
Fifth Third Bancorp, 8.25%, 3/1/38	425,000	477
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	104
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	805,000	830
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	875
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	53
HSBC Bank PLC, 3.50%, 6/28/15 144A	850,000	858
HSBC Capital Funding LP, 4.610%, 12/31/49 144A	405,000	349
JPMorgan Chase & Co., 3.40%, 6/24/15	4,895,000	4,906
JPMorgan Chase & Co., 6.00%, 1/15/18	1,315,000	1,452
JPMorgan Chase & Co., 7.90%, 12/31/49	1,675,000	1,726
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	360
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,278
Morgan Stanley, 5.55%, 4/27/17	700,000	694
Morgan Stanley, 5.95%, 12/28/17	1,590,000	1,610
Morgan Stanley, 6.625%, 4/1/18	800,000	839
Morgan Stanley, 7.30%, 5/13/19	60,000	65
Nationwide Building Society, 2.50%, 8/17/12 144A	4,175,000	4,268
NB Capital Trust IV, 8.25%, 4/15/27	580,000	566
Nomura Holdings, Inc., 6.70%, 3/4/20	365,000	386
Nordea Bank AB, 4.875%, 1/27/20 144A	505,000	519
PNC Financial Services Group, Inc., 8.25%, 12/31/49	1,160,000	1,191
Regions Financial Corp., 5.75%, 6/15/15	135,000	134
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	760,000	730
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	8,182
U.S. Bancorp, 4.20%, 5/15/14	170,000	182
UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	172
UnionBanCal Corp., 5.25%, 12/16/13	810,000	878
Wells Fargo & Co., 3.75%, 10/1/14	215,000	220
Westpac Banking Corp., 4.20%, 2/27/15	865,000	900

Total		52,745

Beverage/Bottling (0.3%)

Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	41
Anheuser-Busch Cos., 5.75%, 4/1/36	255,000	263
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,020,000	1,342
Bottling Group LLC, 4.625%, 11/15/12	535,000	578
Bottling Group LLC, 5.125%, 1/15/19	350,000	389
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	665,000	793
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	186
PepsiCo, Inc., 3.75%, 3/1/14	165,000	176
PepsiCo, Inc., 4.65%, 2/15/13	375,000	407
PepsiCo, Inc., 7.90%, 11/1/18	80,000	104
SABMiller PLC, 6.20%, 7/1/11 144A	2,150,000	2,247

Total		6,526

Cable/Media/Broadcasting/Satellite (0.4%)

Comcast Corp., 4.95%, 6/15/16	565,000	608
Comcast Corp., 5.15%, 3/1/20	420,000	440
Comcast Corp., 6.30%, 11/15/17	230,000	263

The Accompanying Notes are an Integral Part of the Financial Statements.

132  Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
Cable/Media/Broadcasting/Satellite continued
DIRECTV Holdings LLC, 3.55%, 3/15/15	1,310,000	1,319
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	600,000	655
Gannett Co., Inc., 9.375%, 11/15/17 144A	250,000	263
Historic TW, Inc., 6.625%, 5/15/29	580,000	638
Historic TW, Inc., 6.875%, 6/15/18	195,000	229
News America, Inc., 5.65%, 8/15/20	275,000	304
News America, Inc., 6.90%, 8/15/39	120,000	138
Rogers Cable, Inc., 5.50%, 3/15/14	675,000	745
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	223
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,268
Time Warner Cable, Inc., 6.75%, 7/1/18	170,000	195
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,115

Total		9,403

Conglomerate/Diversified Manufacturing (0.1%)

The Dow Chemical Co., 5.70%, 5/15/18	815,000	859
The Dow Chemical Co., 7.60%, 5/15/14	460,000	531
The Dow Chemical Co., 8.55%, 5/15/19	770,000	943
Eastman Chemical Co., 7.25%, 1/15/24	85,000	102
Monsanto Co., 5.125%, 4/15/18	55,000	61

Total		2,496

Consumer Products (0.1%)

Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	303
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	729

Total		1,032

Electric Utilities (1.1%)

Ameren Corp., 8.875%, 5/15/14	300,000	348
Arizona Public Service Co., 8.75%, 3/1/19	95,000	121
Bruce Mansfield Unit, 6.85%, 6/1/34	500,364	521
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	468
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	453
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	285
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	180,000	215
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	125
Commonwealth Edison Co., 5.95%, 8/15/16	410,000	469
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	121
Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	169
DTE Energy Co., 6.375%, 4/15/33	175,000	184
DTE Energy Co., 7.05%, 6/1/11	2,055,000	2,156
Duke Energy Corp., 6.25%, 6/15/18	40,000	45
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	415
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,114
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	608
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,854
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	773,668	787
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	901

Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Nevada Power Co., 5.95%, 3/15/16	60,000	67
NSTAR, 4.50%, 11/15/19	40,000	42
Ohio Edison Co., 6.875%, 7/15/36	145,000	162
Pacific Gas & Electric Co., 4.80%, 3/1/14	65,000	70
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	254
PacifiCorp, 5.45%, 9/15/13	2,040,000	2,255
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	215
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	166
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	161
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,617
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	604
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	236
Sempra Energy, 6.15%, 6/15/18	250,000	285
Sempra Energy, 6.50%, 6/1/16	570,000	654
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	336
Southern Co., 4.15%, 5/15/14	60,000	63
Tampa Electric Co., 6.10%, 5/15/18	1,355,000	1,535
Tampa Electric Co., 6.15%, 5/15/37	385,000	425
Tampa Electric Co., 6.55%, 5/15/36	520,000	594
The Toledo Edison Co., 6.15%, 5/15/37	720,000	771
Union Electric Co., 6.40%, 6/15/17	180,000	204
Union Electric Co., 6.70%, 2/1/19	180,000	209
Virginia Electric and Power Co., 5.40%, 4/30/18	55,000	61

Total		23,345

Electronics (0.0%)

Cisco Systems, Inc., 5.50%, 1/15/40	480,000	503

Total		503

Food Processors (0.3%)

Campbell Soup Co., 3.05%, 7/15/17	310,000	305
General Mills, Inc., 5.40%, 6/15/40	815,000	867
General Mills, Inc., 5.65%, 2/15/19	255,000	290
General Mills, Inc., 5.70%, 2/15/17	970,000	1,127
Kellogg Co., 4.45%, 5/30/16	140,000	153
Kraft Foods, Inc., 5.375%, 2/10/20	1,890,000	2,025
Kraft Foods, Inc., 6.125%, 2/1/18	410,000	465
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	476
Kraft Foods, Inc., 6.50%, 2/9/40	80,000	89

Total		5,797

Gas Pipelines (0.4%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	155
DCP Midstream LLC, 5.35%, 3/15/20 144A	105,000	107
Energy Transfer Partners LP, 6.70%, 7/1/18	230,000	247
Enterprise Products Operating LLC, 5.20%, 9/1/20	815,000	837
Enterprise Products Operating LLC, 6.50%, 1/31/19	656,000	736
Enterprise Products Operating LLC, 6.65%, 4/15/18	450,000	513
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	125,000	135

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  133

Balanced Portfolio

Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
Gas Pipelines continued
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	285
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	815,000	846
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	770,000	876
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	376
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	193
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	212
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	228
TransCanada PipeLines, Ltd., 6.10%, 6/1/40	870,000	936
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	1,625,000	1,904
Williams Partners LP, 6.30%, 4/15/40 144A	135,000	136

Total		8,722

Health Care/Pharmaceuticals (0.3%)

Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	896
Medtronic, Inc., 4.45%, 3/15/20	465,000	496
Merck & Co., 5.75%, 11/15/36	55,000	62
Pfizer, Inc., 5.35%, 3/15/15	370,000	419
Quest Diagnostics, Inc., 4.75%, 1/30/20	225,000	226
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,155,000	1,345
Stryker Corp., 4.375%, 1/15/20	1,035,000	1,101
Wyeth, 5.50%, 2/15/16	25,000	29
Wyeth, 5.95%, 4/1/37	630,000	714

Total		5,288

Independent Finance (0.2%)

General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,077
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,844
General Electric Capital Corp., 5.875%, 1/14/38	195,000	191
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	1,300,000	1,341

Total		4,453

Information/Data Technology (0.0%)

Adobe Systems, Inc., 3.25%, 2/1/15	250,000	257

Total		257

Life Insurance (0.2%)

MetLife, Inc., 6.75%, 6/1/16	190,000	215
MetLife, Inc., 6.817%, 8/15/18	1,515,000	1,714
Prudential Financial, Inc., 3.625%, 9/17/12	130,000	134
Prudential Financial, Inc., 5.375%, 6/21/20	1,210,000	1,225
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	158
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	448

Total		3,894

Machinery (0.1%)

Caterpillar Financial Services Corp., 5.45%, 4/15/18	425,000	474

Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
Machinery continued
Caterpillar Financial Services Corp., 5.85%, 9/1/17	590,000	672

Total		1,146

Metals/Mining (0.4%)

Alcoa, Inc., 5.375%, 1/15/13	440,000	456
ArcelorMittal, 5.375%, 6/1/13	70,000	74
ArcelorMittal, 6.125%, 6/1/18	225,000	235
ArcelorMittal, 9.85%, 6/1/19	410,000	512
ArcelorMittal USA, Inc., 6.50%, 4/15/14	60,000	64
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	435
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	345,000	366
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	535,000	586
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	1,135,000	1,294
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	263
Southern Copper Corp., 5.375%, 4/16/20	60,000	60
Southern Copper Corp., 6.75%, 4/16/40	300,000	297
Teck Resources, Ltd., 10.25%, 5/15/16	980,000	1,156
Teck Resources, Ltd., 10.75%, 5/15/19	1,255,000	1,538
Vale Overseas, Ltd., 5.625%, 9/15/19	360,000	380

Total		7,716

Natural Gas Distributors (0.1%)

NiSource Finance Corp., 5.25%, 9/15/17	415,000	427
NiSource Finance Corp., 5.40%, 7/15/14	785,000	839
NiSource Finance Corp., 5.45%, 9/15/20	180,000	185
NiSource Finance Corp., 6.40%, 3/15/18	210,000	231

Total		1,682

Oil and Gas (0.6%)

BP Capital Markets PLC, 4.75%, 3/10/19	815,000	677
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	92
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	368
Conoco, Inc., 6.95%, 4/15/29	110,000	135
ConocoPhillips, 5.75%, 2/1/19	335,000	383
ConocoPhillips, 6.00%, 1/15/20	260,000	305
EnCana Corp., 6.50%, 5/15/19	770,000	885
EnCana Corp., 6.50%, 8/15/34	230,000	253
EnCana Corp., 6.625%, 8/15/37	105,000	117
EOG Resources, Inc., 4.40%, 6/1/20	245,000	253
EOG Resources, Inc., 5.625%, 6/1/19	50,000	56
Hess Corp., 8.125%, 2/15/19	170,000	212
Husky Energy, Inc., 7.25%, 12/15/19	80,000	97
Marathon Oil Corp., 6.60%, 10/1/37	140,000	153
Occidental Petroleum Corp., 4.125%, 6/1/16	725,000	780
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	252
Petro-Canada, 5.95%, 5/15/35	820,000	857
Shell International Finance BV, 3.10%, 6/28/15	870,000	884
Shell International Finance BV, 4.30%, 9/22/19	800,000	826
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	463
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	304
Total Capital SA, 4.45%, 6/24/20	815,000	832
Valero Energy Corp., 6.125%, 2/1/20	375,000	385
XTO Energy, Inc., 4.90%, 2/1/14	540,000	594

The Accompanying Notes are an Integral Part of the Financial Statements.

134  Balanced Portfolio

Balanced Portfolio

	Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
	Oil and Gas continued
	XTO Energy, Inc., 5.30%, 6/30/15	260,000	294
	XTO Energy, Inc., 5.50%, 6/15/18	275,000	315
	XTO Energy, Inc., 5.65%, 4/1/16	294,000	337
	XTO Energy, Inc., 6.25%, 8/1/17	85,000	101
	XTO Energy, Inc., 6.50%, 12/15/18	1,355,000	1,644

	Total		12,854

	Other Finance (0.4%)

	American Express Credit Corp., 5.125%, 8/25/14	750,000	807
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	820,000	837
	Pooled Funding Trust I, 2.74%, 2/15/12 144A	5,550,000	5,712
	USAA Capital Corp., 2.24%, 3/30/12	1,050,000	1,076
	USB Capital XIII Trust, 6.625%, 12/15/39	190,000	200

	Total		8,632

	Other Holdings (1.4%)

(f)	Australia Treasury Bill, 0.00%, 9/24/10	4,755,000	3,963
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	6,100,000	3,760
(f)	Canadian Treasury Bill, 0.00%, 9/16/10	4,491,000	4,214
(f)	Korea Monetary Stabilization Bond, 0.00%, 7/13/10	3,020,000,000	2,468
(f)	Korea Monetary Stabilization Bond,
	0.00%, 8/10/10	7,240,500,000	5,900
(f)	Mexico Cetes, 0.00%, 7/29/10	564,600,000	4,350
(f)	Mexico Cetes, 0.00%, 8/26/10	547,700,000	4,204
(f)(n)	Morgan Stanley, 10.00%, 4/8/12 144A	2,335,000	1,263

	Total		30,122

	Other Services (0.2%)

	American Tower Corp., 4.625%, 4/1/15	195,000	203
	American Tower Corp., 7.00%, 10/15/17	200,000	223
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	1,095,000	1,158
	Republic Services, Inc., 5.00%, 3/1/20 144A	765,000	793
	Republic Services, Inc., 5.25%, 11/15/21 144A	425,000	447
	Waste Management, Inc., 4.75%, 6/30/20	2,165,000	2,226

	Total		5,050

	Paper and Forest Products (0.1%)

	International Paper Co., 7.50%, 8/15/21	205,000	240
	International Paper Co., 7.95%, 6/15/18	770,000	917

	Total		1,157

	Property and Casualty Insurance (0.0%)

	The Progressive Corp., 6.70%, 6/15/37	315,000	294

	Total		294

	Railroads (0.1%)

	Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	45,000	51
	Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	815,000	862
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	161
	Norfolk Southern Corp., 5.257%, 9/17/14	460,000	503
	Norfolk Southern Corp., 5.64%, 5/17/29	815,000	859
	Norfolk Southern Corp., 5.75%, 1/15/16	385,000	437

	Total		2,873

Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 5.70%, 3/15/17	200,000	216
Boston Properties LP, 5.625%, 11/15/20	410,000	429
BRE Properties, Inc., 5.50%, 3/15/17	420,000	428
Developers Diversified Realty Corp., 7.50%, 4/1/17	390,000	383
ERP Operating LP, 5.25%, 9/15/14	175,000	187
HCP, Inc., 6.00%, 1/30/17	400,000	404
HCP, Inc., 6.70%, 1/30/18	200,000	211
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,265
Simon Property Group LP, 5.65%, 2/1/20	635,000	672
Simon Property Group LP, 6.10%, 5/1/16	1,270,000	1,409
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	406
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	65,000	74

Total		6,084

Restaurants (0.1%)

Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	409
Darden Restaurants, Inc., 6.80%, 10/15/37	945,000	1,078
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	918

Total		2,405

Retail Food and Drug (0.1%)

CVS Caremark Corp., 4.75%, 5/18/20	770,000	788
CVS/Caremark Corp., 4.875%, 9/15/14	430,000	467
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	780
Delhaize Group, 6.50%, 6/15/17	770,000	888

Total		2,923

Retail Stores (0.2%)

AutoZone, Inc., 7.125%, 8/1/18	130,000	154
The Home Depot, Inc., 5.875%, 12/16/36	525,000	538
Lowe’s Cos., Inc., 4.625%, 4/15/20	230,000	247
Lowe’s Cos., Inc., 5.80%, 4/15/40	290,000	321
Nordstrom, Inc., 6.25%, 1/15/18	225,000	256
Nordstrom, Inc., 7.00%, 1/15/38	265,000	303
Target Corp., 6.50%, 10/15/37	470,000	567
Wal-Mart Stores, Inc., 4.875%, 7/8/40	1,285,000	1,285

Total		3,671

Telecommunications (0.7%)

America Movil SAB de CV, 5.00%, 3/30/20 144A	1,010,000	1,044
AT&T Corp., 8.00%, 11/15/31	380,000	489
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,272
AT&T, Inc., 6.30%, 1/15/38	2,375,000	2,577
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	770,000	892
France Telecom SA, 5.375%, 7/8/19	770,000	840
Rogers Communications, Inc., 6.375%, 3/1/14	875,000	993
Telefonica Emisiones SAU, 5.134%, 4/27/20	525,000	526
Telefonica Emisiones SAU, 5.877%, 7/15/19	1,405,000	1,499
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,470
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	430
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	891

Total		14,923

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   135

Balanced Portfolio

	Investment Grade Segment (11.2%)	Shares/ $ Par	Value $ (000’s)
	Tobacco (0.2%)

	Altria Group, Inc., 9.70%, 11/10/18	2,025,000	2,564
	Altria Group, Inc., 9.95%, 11/10/38	940,000	1,235
	Lorillard Tobacco Co., 8.125%, 6/23/19	565,000	627

	Total		4,426

	Vehicle Parts (0.0%)

	Johnson Controls, Inc., 6.00%, 1/15/36	520,000	540

	Total		540

	Yankee Sovereign (0.1%)

	Province of Ontario Canada, 2.70%, 6/16/15	1,020,000	1,029

	Total		1,029

	Total Investment Grade Segment
	(Cost: $227,811)		236,435

	Governments (13.2%)

	Governments (13.2%)

	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	6,920
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	6,480
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,562
(n)	Overseas Private Investment, 4.10%, 11/15/14	1,955,200	2,077
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,161
	US Department of Housing & Urban Development, 6.17%, 8/1/14	14,981,000	16,531
(g)	US Treasury, 1.00%, 3/31/12	5,500,000	5,542
(k)	US Treasury, 1.375%, 3/15/13	76,100,000	77,087
	US Treasury, 2.125%, 5/31/15	1,040,000	1,058
(g)	US Treasury, 2.50%, 3/31/15	71,560,000	74,154
(b)	US Treasury, 3.00%, 9/30/16	21,834,000	22,767
	US Treasury, 3.25%, 3/31/17	1,325,000	1,396
	US Treasury, 3.50%, 5/15/20	4,420,000	4,626
(g)	US Treasury, 3.625%, 2/15/20	17,065,000	18,030
(g)	US Treasury, 4.625%, 2/15/40	9,890,000	11,117
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	5,965,532	6,180
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,556,765	6,268

	Total Governments (Cost: $261,852)		277,956

	Municipal Bonds (0.0%)

	Municipal Bonds (0.0%)

	New York Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	507
	The University of Texas Systems, Series 2009B, 6.276%, 8/15/41 RB	400,000	420

	Total Municipal Bonds (Cost: $845)		927

	Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products (17.7%)

	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	22,665,000	26,006
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.468%, 2/14/43 IO	33,361,029	1,046
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,707,156	1,162
	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,009,996	1,316
	Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.407%, 1/25/37	1,137,437	520
	Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.433%, 5/25/37	1,791,769	1,507
	Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	325,000	325
	Bank of America Credit Card Trust, Series 2006-A9, Class A9, 0.36%, 2/15/13	12,500,000	12,496
	CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,961
	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 12/10/49	6,462,000	6,586
	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	658,762	649
	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	683,632	682
	Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	990,088	932
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.362%, 1/25/36	905,663	740
	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,158
	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,502,692	2,109
	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,865,436	1,572
(n)	Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	768,587	769

The Accompanying Notes are an Integral Part of the Financial Statements.

136  Balanced Portfolio

Balanced Portfolio

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.04%, 2/15/31 IO	21,565,757	762
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.547%, 10/15/30 IO 144A	1,118,358	34
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,494,504	1,576
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,695,335	1,807
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,560,754	1,675
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	11,268,176	11,131
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,030,305	1,107
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	515,828	553
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,982,933	2,127
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	14,269,372	15,133
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	12,700,552	13,469
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	1,367,738	1,449
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	1,065,952	1,129
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	638,222	693
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,302,849	1,416
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	282,470	307
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,818,787	1,972
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,076,967	3,313
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,845,143	6,553
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	2,852,873	2,993
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,650,538	1,829
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	11,857,627	12,892
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	57,165	58
Federal National Mortgage Association, 4.00%, 6/1/19	946,254	1,000
Federal National Mortgage Association,

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
4.50%, 6/1/19	7,024,844	7,529
Federal National Mortgage Association, 4.50%, 12/1/19	777,536	833
Federal National Mortgage Association, 4.50%, 6/1/23	1,626,601	1,721
Federal National Mortgage Association, 4.50%, 4/1/24	1,675,123	1,771
Federal National Mortgage Association, 4.50%, 9/1/24	3,395,479	3,589
Federal National Mortgage Association, 5.00%, 3/1/20	2,346,317	2,538
Federal National Mortgage Association, 5.00%, 4/1/20	1,011,130	1,094
Federal National Mortgage Association, 5.00%, 5/1/20	3,548,211	3,822
Federal National Mortgage Association, 5.00%, 5/1/23	2,295,269	2,452
Federal National Mortgage Association, 5.00%, 4/1/35	2,899,444	3,081
Federal National Mortgage Association, 5.00%, 7/1/35	4,181,778	4,444
Federal National Mortgage Association, 5.00%, 10/1/35	1,589,749	1,690
Federal National Mortgage Association, 5.32%, 4/1/14	2,561,665	2,802
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,160
Federal National Mortgage Association, 5.50%, 4/1/21	1,458,287	1,578
Federal National Mortgage Association, 5.50%, 9/1/34	685,437	738
Federal National Mortgage Association, 5.50%, 3/1/35	6,925,710	7,453
Federal National Mortgage Association, 5.50%, 7/1/35	1,402,367	1,509
Federal National Mortgage Association, 5.50%, 8/1/35	2,357,031	2,536
Federal National Mortgage Association, 5.50%, 9/1/35	14,289,468	15,375
Federal National Mortgage Association, 5.50%, 10/1/35	6,104,384	6,568
Federal National Mortgage Association, 5.50%, 11/1/35	15,958,912	17,172
Federal National Mortgage Association, 5.50%, 2/1/38	17,601,650	18,920
Federal National Mortgage Association, 6.00%, 5/1/35	391,326	427
Federal National Mortgage Association, 6.00%, 6/1/35	841,231	917
Federal National Mortgage Association, 6.00%, 7/1/35	4,842,761	5,280
Federal National Mortgage Association, 6.00%, 10/1/35	768,207	838
Federal National Mortgage Association, 6.00%, 11/1/35	5,484,496	5,979

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  137

Balanced Portfolio

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 9/1/36	2,261,216	2,461
Federal National Mortgage Association, 6.00%, 3/1/38	1,116,015	1,212
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,424,648	6,010
Federal National Mortgage Association, 6.50%, 7/1/37	8,147,188	8,948
Federal National Mortgage Association, 6.75%, 4/25/18	1,350,258	1,452
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,579
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,572,947	5,982
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,632,754	2,449
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.01%, 12/15/31 144A	2,075,219	2,074
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,200,000	4,411
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,720
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	485
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.06%, 7/12/38 144A	400,000	437
Government National Mortgage Association, 5.00%, 7/15/33	1,456,372	1,565
Government National Mortgage Association, 5.50%, 1/15/32	118,879	129
Government National Mortgage Association, 5.50%, 2/15/32	1,279,053	1,393
Government National Mortgage Association, 5.50%, 9/15/32	38,918	42
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.441%, 11/5/21 144A	340,750	324
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	9,095,000	9,637

Structured Products (17.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	771,000	799
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,283,000	2,296
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,639
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,024,337	1,112
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	723,387	758
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.417%, 1/25/37	2,539,779	1,006
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.999%, 8/12/45 144A	8,919,000	9,350
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	387,314	391
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	423,425	339
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.437%, 3/25/37	1,713,770	1,394
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.453%, 3/25/37	1,831,838	1,811
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.467%, 10/25/46	2,394,097	2,336
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.473%, 6/25/37	2,796,985	2,715
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.782%, 11/25/34	928,550	841
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	958,573	968
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	119,684	125
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	767,983	778
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,290,353	3,033

Total Structured Products (Cost: $350,103)		371,331

The Accompanying Notes are an Integral Part of the Financial Statements.

138  Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)

	Aerospace/Defense (0.3%)

	Bombardier, Inc., 7.75%, 3/15/20 144A	1,750,000	1,816
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	400,000	317
	DynCorp International, Inc., 10.375%, 7/1/17 144A	215,000	216
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	670,125	529
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	287
	L-3 Communications Corp., 6.375%, 10/15/15	3,540,000	3,540
	ManTech International Corp., 7.25%, 4/15/18 144A	115,000	116
	Triumph Group, Inc., 8.625%, 7/15/18 144A	290,000	296

	Total		7,117

	Autos/Vehicle Parts (0.3%)

	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	400,000	412
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	588,000	510
	ArvinMeritor, Inc., 10.625%, 3/15/18	85,000	90
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 144A	290,000	292
	Ford Motor Co., 7.45%, 7/16/31	580,000	524
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	905,000	925
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,605,000	1,638
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	490,000	533
	Lear Corp., 8.125%, 3/15/20	350,000	351
(d)	Motors Liquidation Co., 7.20%, 1/15/11	200,000	61
(d)	Motors Liquidation Co., 8.375%, 7/15/33	1,445,000	462
	Navistar International Corp., 8.25%, 11/1/21	300,000	305
	Oshkosh Corp., 8.25%, 3/1/17	55,000	57
	Oshkosh Corp., 8.50%, 3/1/20	145,000	151
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	330,000	320
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	400,000	412

	Total		7,043

	Basic Materials (0.8%)

(d)	Abitibi-Consolidated Co. of Canada,
	15.50%, 7/15/10 144A	435,000	300
	AK Steel Corp., 7.625%, 5/15/20	200,000	194
	Arch Coal, Inc., 8.75%, 8/1/16 144A	365,000	381
	Ball Corp., 6.75%, 9/15/20	1,125,000	1,136
	Berry Plastics Corp., 8.25%, 11/15/15	330,000	328
	Berry Plastics Corp., 9.50%, 5/15/18 144A	290,000	265
	Boise Paper Holdings LLC/Boise Co- Issuer Co., 8.00%, 4/1/20 144A	290,000	289
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17 144A	245,000	252
	BWAY Holding Co., 10.00%, 6/15/18 144A	85,000	89
	Cascades, Inc., 7.875%, 1/15/20	400,000	398
	CF Industries, Inc., 6.875%, 5/1/18	290,000	295
	CF Industries, Inc., 7.125%, 5/1/20	260,000	267

Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17 144A	200,000	198
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19 144A	200,000	199
CONSOL Energy, Inc., 8.00%, 4/1/17 144A	725,000	749
CONSOL Energy, Inc., 8.25%, 4/1/20 144A	360,000	375
Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	300,000	305
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,200,000	1,320
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	125,000	136
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	560,000	616
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	377
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	335,000	330
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	585,000	528
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	580,000	548
Huntsman International LLC, 5.50%, 6/30/16 144A	250,000	219
Huntsman International LLC, 8.625%, 3/15/20 144A	145,000	134
LBI Escrow Corp., 8.00%, 11/1/17 144A	435,000	448
Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	299
NewPage Corp., 10.00%, 5/1/12	795,000	431
NewPage Corp., 11.375%, 12/31/14	1,190,000	1,080
Novelis, Inc., 7.25%, 2/15/15	784,000	757
Patriot Coal Corp., 8.25%, 4/30/18	175,000	168
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	445,000	435
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 5/15/18 144A	435,000	427
Severstal Columbus LLC, 10.25%, 2/15/18 144A	435,000	449
Solutia, Inc., 7.875%, 3/15/20	205,000	204
Steel Dynamics, Inc., 7.375%, 11/1/12	1,120,000	1,159
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	175,000	174
Texas Industries, Inc., 7.25%, 7/15/13	255,000	247
United States Steel Corp., 7.375%, 4/1/20	435,000	430
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	505,000	482

Total		17,418

Building Materials (0.1%)

Cemex Finance LLC, 9.50%, 12/14/16 144A	655,000	632
Headwaters, Inc., 11.375%, 11/1/14	165,000	167
KB Home, 7.25%, 6/15/18	290,000	257

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   139

Balanced Portfolio

Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
Building Materials continued
KB Home, 9.10%, 9/15/17	340,000	334
Lennar Corp., 6.95%, 6/1/18 144A	780,000	678

Total		2,068

Capital Goods (0.2%)

Ashtead Capital, Inc., 9.00%, 8/15/16 144A	110,000	108
Case New Holland, Inc., 7.875%, 12/1/17 144A	1,450,000	1,461
The Manitowoc Co., Inc., 9.50%, 2/15/18	195,000	195
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	565,000	562
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	460,000	493
Terex Corp., 8.00%, 11/15/17	450,000	416
United Rentals North America, Inc., 10.875%, 6/15/16	440,000	472

Total		3,707

Consumer Products/Retailing (0.4%)

Hanesbrands, Inc., 8.00%, 12/15/16	170,000	172
J.C. Penney Co., Inc., 7.40%, 4/1/37	385,000	385
J.C. Penney Corp., 5.75%, 2/15/18	770,000	772
Levi Strauss & Co., 7.625%, 5/15/20 144A	290,000	284
Levi Strauss & Co., 8.875%, 4/1/16	350,000	362
Limited Brands, Inc., 8.50%, 6/15/19	490,000	528
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	770,000	772
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	580,000	550
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	625,000	636
Phillips-Van Heusen Corp., 7.375%, 5/15/20	145,000	146
Revlon Consumer Products Corp., 9.75%, 11/15/15 144A	335,000	343
Rite Aid Corp., 9.375%, 12/15/15	325,000	266
Rite Aid Corp., 10.25%, 10/15/19	135,000	134
Rite Aid Corp., 10.375%, 7/15/16	255,000	257
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	290,000	299
SUPERVALU, Inc., 8.00%, 5/1/16	435,000	431
Tops Markets LLC, 10.125%, 10/15/15 144A	400,000	412
Toys R US Property Co. LLC, 8.50%, 12/1/17 144A	405,000	415
Toys R US Property Co. LLC, 10.75%, 7/15/17 144A	395,000	432

Total		7,596

Energy (1.1%)

ATP Oil & Gas Corp., 11.875%, 5/1/15 144A	435,000	315
Basic Energy Services, Inc., 7.125%, 4/15/16	270,000	224
Basic Energy Services, Inc., 11.625%, 8/1/14	165,000	177
Chesapeake Energy Corp., 6.625%, 1/15/16	599,000	609
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	434
Chesapeake Energy Corp., 9.50%, 2/15/15	330,000	365
Cimarex Energy Co., 7.125%, 5/1/17	585,000	588

Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
Energy continued
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	465,000	461
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	145,000	144
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/1/17 144A	145,000	141
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	435,000	441
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	444
Continental Resources, Inc., 7.375%, 10/1/20 144A	160,000	157
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	380,000	379
Denbury Resources, Inc., 8.25%, 2/15/20	348,000	364
El Paso Corp., 7.00%, 6/15/17	515,000	512
El Paso Corp., 7.25%, 6/1/18	460,000	461
El Paso Corp., 7.75%, 1/15/32	670,000	662
El Paso Corp., 8.25%, 2/15/16	235,000	246
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	145,000	145
Forest Oil Corp., 7.25%, 6/15/19	640,000	618
Forest Oil Corp., 8.50%, 2/15/14	235,000	245
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	626
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	435,000	430
Key Energy Services, Inc., 8.375%, 12/1/14	675,000	671
Linn Energy LLC, 9.875%, 7/1/18	380,000	403
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	490,000	502
Mariner Energy, Inc., 8.00%, 5/15/17	268,000	293
Martin Midstream Partners LP/Martin
Midstream Finance Corp., 8.875%, 4/1/18 144A	145,000	144
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	650,000	630
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	835,000	869
Newfield Exploration Co., 6.875%, 2/1/20	1,225,000	1,188
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	725,000	736
OPTI Canada, Inc., 7.875%, 12/15/14	290,000	252
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	344
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	145,000	142
Petrohawk Energy Corp., 7.875%, 6/1/15	300,000	301
Petrohawk Energy Corp., 10.50%, 8/1/14	185,000	199
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,848
Pioneer Natural Resources Co., 7.50%, 1/15/20	445,000	459
Plains Exploration & Production Co., 7.00%, 3/15/17	500,000	477
Plains Exploration & Production Co., 7.625%, 6/1/18	455,000	445
Plains Exploration & Production Co., 7.75%, 6/15/15	315,000	312
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	370
Range Resources Corp., 7.25%, 5/1/18	85,000	85

The Accompanying Notes are an Integral Part of the Financial Statements.

140   Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
	Energy continued
	Rosetta Resources, Inc.,
	9.50%, 4/15/18 144A	290,000	289
	Sabine Pass LNG LP, 7.50%, 11/30/16	385,000	320
	SandRidge Energy, Inc.,
	8.00%, 6/1/18 144A	260,000	246
	SandRidge Energy, Inc.,
	8.75%, 1/15/20 144A	465,000	442
	SandRidge Energy, Inc.,
	9.875%, 5/15/16 144A	435,000	441
	Suburban Propane Partners LP/Suburban
	Energy Finance Corp., 7.375%, 3/15/20	175,000	177
	Swift Energy Co., 8.875%, 1/15/20	445,000	438
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	558

	Total		22,769

	Financials (0.9%)

	Ally Financial, Inc., 8.00%, 3/15/20 144A	970,000	948
	Ally Financial, Inc., 8.00%, 11/1/31	1,249,000	1,150
	Ally Financial, Inc., 8.30%, 2/12/15 144A	580,000	587
	American General Finance Corp., 5.40%, 12/1/15	480,000	373
	American General Finance Corp., 6.90%, 12/15/17	470,000	374
	Bank of America Corp., 8.125%, 12/31/49	550,000	531
	CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	385,000	395
	CIT Group, Inc., 7.00%, 5/1/16	680,000	620
	CIT Group, Inc., 7.00%, 5/1/17	1,060,000	954
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	565
	E*TRADE Financial Corp., 0.00%, 8/31/19	700,000	800
	E*TRADE Financial Corp., 7.875%, 12/1/15	755,000	676
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 144A	745,000	723
	International Lease Finance Corp., 5.25%, 1/10/13	390,000	357
	International Lease Finance Corp., 5.875%, 5/1/13	215,000	198
	International Lease Finance Corp., 6.375%, 3/25/13	390,000	366
	International Lease Finance Corp., 8.625%, 9/15/15 144A	580,000	550
	International Lease Finance Corp., 8.75%, 3/15/17 144A	1,190,000	1,128
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	97
	SLM Corp., 5.375%, 1/15/13	80,000	78
	SLM Corp., 5.375%, 5/15/14	520,000	475
	SLM Corp., 5.45%, 4/25/11	2,460,000	2,490
	SLM Corp., 8.00%, 3/25/20	1,210,000	1,063
	SLM Corp., 8.45%, 6/15/18	1,490,000	1,375
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	3
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	6
	Wells Fargo & Co., 7.98%, 12/31/49	570,000	587
	Wells Fargo Capital XIII, 7.70%, 12/31/49	2,150,000	2,171

	Total		19,640

	Foods (0.2%)

	Bumble Bee Foods LLC, 7.75%, 12/15/15 144A	235,000	236
	Constellation Brands, Inc., 7.25%, 9/1/16	1,735,000	1,750

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
	Foods continued
	Constellation Brands, Inc., 8.375%, 12/15/14	285,000	303
	Cott Beverages, Inc., 8.375%, 11/15/17 144A	445,000	449
	Dole Food Co., 8.00%, 10/1/16 144A	335,000	336
	Dole Food Co., 13.875%, 3/15/14	191,000	224
	Michael Foods, Inc., 9.75%, 7/15/18 144A	115,000	118
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	580,000	605
	Smithfield Foods, Inc., 7.75%, 7/1/17	230,000	220
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	230,000	255
	TreeHouse Foods, Inc., 7.75%, 3/1/18	230,000	239

	Total		4,735

	Gaming/Leisure/Lodging (0.5%)

	AMC Entertainment, Inc., 8.75%, 6/1/19	435,000	437
	AMC Entertainment, Inc., 11.00%, 2/1/16	175,000	184
	Cinemark USA, Inc., 8.625%, 6/15/19	165,000	166
	Corrections Corp. of America, 7.75%, 6/1/17	510,000	529
	Felcor Lodging LP, 10.00%, 10/1/14	335,000	350
	The Geo Group, Inc., 7.75%, 10/15/17 144A	295,000	297
	Harrah’s Operating Co., 10.00%, 12/15/18	526,000	431
	Harrah’s Operating Co., 11.25%, 6/1/17	1,150,000	1,210
	Harrah’s Operating Co., 12.75%, 4/15/18 144A	770,000	735
	MGM Resorts International, 6.75%, 9/1/12	375,000	349
	MGM Resorts International, 7.50%, 6/1/16	1,100,000	866
	MGM Resorts International, 9.00%, 3/15/20 144A	350,000	360
	MGM Resorts International, 11.125%, 11/15/17	460,000	507
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	145,000	143
	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	479
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	272
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	165,000	170
	Pinnacle Entertainment, Inc., 8.75%, 5/15/20 144A	390,000	361
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	169
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	347
	Universal City Development Partners, Ltd., 8.875%, 11/15/15 144A	265,000	266
	Universal City Development Partners, Ltd., 10.875%, 11/15/16 144A	135,000	138
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20 144A	600,000	603

	Total		9,369

	Health Care/Pharmaceuticals (0.6%)

	Accellent, Inc., 8.375%, 2/1/17 144A	350,000	343
	Accellent, Inc., 10.50%, 12/1/13	195,000	192
	American Renal Holdings, 8.375%, 5/15/18 144A	235,000	233
	Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	330,000	352
(c)	Biomet, Inc., 10.375%, 10/15/17	785,000	844

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  141

Balanced Portfolio

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
	Health Care/Pharmaceuticals continued
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	410,000	427
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	175,000	177
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	850,000	877
	DaVita, Inc., 7.25%, 3/15/15	590,000	590
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16 144A	235,000	228
	HCA, Inc., 7.25%, 9/15/20	195,000	196
	HCA, Inc., 7.875%, 2/15/20	330,000	339
	HCA, Inc., 8.50%, 4/15/19	325,000	345
	HCA, Inc., 9.25%, 11/15/16	1,145,000	1,214
(c)	HCA, Inc., 9.625%, 11/15/16	946,000	1,012
	HCA, Inc., 9.875%, 2/15/17	70,000	75
	Health Management Associates, Inc., 6.125%, 4/15/16	590,000	559
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	148
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	290,000	296
	Omnicare, Inc., 7.75%, 6/1/20	260,000	265
	Patheon, Inc., 8.625%, 4/15/17 144A	215,000	213
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	235,000	236
	Radnet Management, Inc., 10.375%, 4/1/18 144A	340,000	306
	Select Medical Corp., 7.625%, 2/1/15	290,000	273
	Service Corp. International, 8.00%, 11/15/21	270,000	271
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 144A	500,000	533
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	715,000	758
	US Oncology, Inc., 9.125%, 8/15/17	395,000	406
	Valent Pharmaceuticals International, 7.625%, 3/15/20 144A	230,000	271
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	390,000	374

	Total		12,353

	Media (0.8%)

	Allbritton Communications Co., 8.00%, 5/15/18 144A	435,000	431
	Cablevision Systems Corp., 7.75%, 4/15/18	290,000	290
	Cablevision Systems Corp., 8.00%, 4/15/20	85,000	86
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	768,120	895
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18 144A	160,000	161
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20 144A	610,000	624
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	830,000	827
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 144A	540,000	541
	CSC Holdings LLC, 8.625%, 2/15/19	235,000	247
	CSC Holdings, Inc., 7.875%, 2/15/18	1,005,000	1,025
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	512
	DISH DBS Corp., 7.125%, 2/1/16	775,000	777
	DISH DBS Corp., 7.875%, 9/1/19	2,595,000	2,699

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
	Media continued
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	295,000	295
	Intelsat Corp., 9.25%, 8/15/14	400,000	409
	Intelsat Jackson Holdings, Ltd., 8.50%, 11/1/19 144A	500,000	505
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	685,000	729
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	70,000	71
	Lamar Media Corp., 6.625%, 8/15/15	775,000	740
	Lamar Media Corp., 7.875%, 4/15/18 144A	85,000	85
	The McClatchy Co., 11.50%, 2/15/17 144A	290,000	294
	Media General, Inc., 11.75%, 2/15/17 144A	515,000	523
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	200,000	191
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	230,000	222
(e)	Nielsen Finance LLC/Nielsen Finance Co., 0.00%, 8/1/16	195,000	186
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	190,000	208
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	235,000	257
	QVC, Inc., 7.375%, 10/15/20 144A	570,000	554
	QVC, Inc., 7.50%, 10/1/19 144A	430,000	422
	Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	435,000	434
	Sirius XM Radio, Inc., 8.75%, 4/1/15 144A	290,000	286
	Sun Media Corp., 7.625%, 2/15/13	35,000	35
	Univision Communications, Inc., 12.00%, 7/1/14 144A	295,000	316
	UPC Germany GmbH, 8.125%, 12/1/17 144A	780,000	764
	Virgin Media Finance PLC, 9.50%, 8/15/16	155,000	164
	Virgin Media Finance PLC., 8.375%, 10/15/19	335,000	339
	WMG Acquisition Corp., 9.50%, 6/15/16	290,000	309
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	200,000	213

	Total		17,666

	Real Estate (0.1%)

	Colonial Realty LP, 6.05%, 9/1/16	360,000	348
	DuPont Fabros Technology LP, 8.50%, 12/15/17 144A	550,000	564
	iStar Financial, Inc., 5.15%, 3/1/12	1,580,000	1,295
	iStar Financial, Inc., 8.625%, 6/1/13	565,000	458

	Total		2,665

	Services (0.1%)

	ARAMARK Corp., 8.50%, 2/1/15	630,000	636
	Live Nation Entertainment, Inc., 8.125%, 5/15/18 144A	70,000	68
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	290,000	300

	Total		1,004

	Technology (0.3%)

	Amkor Technology, Inc., 7.375%, 5/1/18 144A	245,000	238
	First Data Corp., 9.875%, 9/24/15	1,165,000	885
(c)	First Data Corp., 10.55%, 9/24/15	580,000	425

The Accompanying Notes are an Integral Part of the Financial Statements.

142  Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
	Technology continued
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	600,889	538
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	535,000	528
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	585,000	597
	Iron Mountain, Inc., 8.00%, 6/15/20	775,000	787
	Iron Mountain, Inc., 8.375%, 8/15/21	280,000	286
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	350,000	332
	SunGard Data Systems, Inc., 10.625%, 5/15/15	425,000	454
	West Corp., 11.00%, 10/15/16	195,000	198

	Total		5,268

	Telecommunications (0.8%)

	Cincinnati Bell, Inc., 8.25%, 10/15/17	605,000	566
	Cincinnati Bell, Inc., 8.75%, 3/15/18	495,000	449
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	1,260,000	1,252
	Cricket Communications, Inc., 7.75%, 5/15/16	435,000	444
	Cricket Communications, Inc., 10.00%, 7/15/15	475,000	496
	Crown Castle International Corp., 7.125%, 11/1/19	500,000	489
	Crown Castle International Corp., 9.00%, 1/15/15	120,000	127
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	225,000	223
	Digicel Group, Ltd., 10.50%, 4/15/18 144A	200,000	206
	Equinix, Inc., 8.125%, 3/1/18	580,000	593
	Frontier Communications Corp., 8.125%, 10/1/18	500,000	497
	Frontier Communications Corp., 9.00%, 8/15/31	520,000	482
	GCI, Inc., 8.625%, 11/15/19 144A	550,000	549
	Level 3 Financing, Inc., 10.00%, 2/1/18 144A	225,000	199
	MetroPCS Wireless, Inc., 9.25%, 11/1/14	590,000	608
	New Communications Holdings, Inc., 8.25%, 4/15/17 144A	290,000	291
	New Communications Holdings, Inc., 8.50%, 4/15/20 144A	580,000	581
	New Communications Holdings, Inc., 8.75%, 4/15/22 144A	580,000	580
	Nextel Communications, Inc., 6.875%, 10/31/13	475,000	460
	NII Capital Corp., 8.875%, 12/15/19	270,000	273
	PAETEC Holding Corp., 8.875%, 6/30/17 144A	220,000	220
	Qwest Communications International, Inc., 7.125%, 4/1/18 144A	460,000	459
	Qwest Communications International, Inc., 8.00%, 10/1/15 144A	500,000	514
	Qwest Corp., 8.375%, 5/1/16	115,000	126
	SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	330,000	342
	SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	230,000	242
	Sprint Capital Corp., 6.90%, 5/1/19	880,000	796
	Sprint Nextel Corp., 6.00%, 12/1/16	860,000	772
	Sprint Nextel Corp., 8.375%, 8/15/17	1,075,000	1,075
	ViaSat, Inc., 8.875%, 9/15/16	100,000	102

	Below Investment Grade Segment (8.1%)	Shares/ $ Par	Value $ (000’s)
	Telecommunications continued
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	460,000	471
	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	500,000	455
	Windstream Corp., 7.00%, 3/15/19	500,000	461
	Windstream Corp., 7.875%, 11/1/17	335,000	327
	Windstream Corp., 8.625%, 8/1/16	865,000	871

	Total		16,598

	Transportation (0.1%)

	Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,500,000	1,526
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	230,000	238
	Teekay Corp., 8.50%, 1/15/20	115,000	115

	Total		1,879

	Utilities (0.5%)

	The AES Corp., 7.75%, 10/15/15	380,000	385
	The AES Corp., 8.00%, 10/15/17	695,000	702
	The AES Corp., 8.00%, 6/1/20	600,000	603
	CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	420
	CMS Energy Corp., 6.25%, 2/1/20	1,360,000	1,294
	CMS Energy Corp., 8.75%, 6/15/19	390,000	431
	Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	1,007
	Dynegy Holdings, Inc., 7.50%, 6/1/15	345,000	273
	Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	335
	Dynegy Holdings, Inc., 8.375%, 5/1/16	625,000	495
	Edison Mission Energy, 7.00%, 5/15/17	765,000	490
	Edison Mission Energy, 7.20%, 5/15/19	775,000	477
	Edison Mission Energy, 7.50%, 6/15/13	415,000	357
	Elwood Energy LLC, 8.159%, 7/5/26	473,483	447
	Energy Future Holdings Corp., 10.00%, 1/15/20 144A	125,000	124
	Energy Future Holdings Corp., 10.875%, 11/1/17	1,085,000	803
	Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	530
	NRG Energy, Inc., 7.375%, 2/1/16	325,000	323
	NRG Energy, Inc., 7.375%, 1/15/17	490,000	485
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	1,505,000	993

	Total		10,974

	Total Below Investment Grade Segment (Cost: $168,318)		169,869

	Short-Term Investments (17.8%)

	Asset-Backed Securities (0.4%)
(b)	Bank of America Auto Trust, 0.262%, 2/15/11 144A	2,575,835	2,575
(b)	Ford Credit Auto Lease Trust, 0.283%, 2/15/11 144A	2,118,705	2,118
(b)	Nissan Auto Lease Trust, 0.561%, 6/15/11	1,894,701	1,895
(b)	Volkswagen Auto Loan Enhanced Trust, 0.261%, 2/21/11	1,673,188	1,673

	Total		8,261

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  143

Balanced Portfolio

	Short-Term Investments (17.8%)	Shares/ $ Par	Value $ (000’s)

	Autos (0.5%)
(k)	American Honda Finance Corp., 1.173%, 8/13/10 144A	10,000,000	9,997

	Total		9,997

	Beverage/Bottling (0.2%)

(k)	Coca-Cola Enterprises, Inc., 0.953%, 5/6/11	4,500,000	4,523

	Total		4,523

	Commercial Banks Non-US (1.2%)

(k)	Rabobank Nederland NV of NY, 0.407%, 4/26/11	5,000,000	4,999
(b)	Royal Bank of Canada, 0.13%, 7/26/10	20,000,000	19,998

	Total		24,997

	Energy (1.0%)

(b)	Sempra Global, 0.40%, 7/8/10	20,000,000	19,998

	Total		19,998

	Federal Government & Agencies (0.7%)

(b)	Federal Home Loan Bank, 0.04%, 7/28/10	5,000,000	5,000
(b)	Federal Home Loan Bank, 0.175%, 7/28/10	10,000,000	9,999

	Total		14,999

	Finance Lessors (0.5%)

(b)	Gemini Securitization Corp. LLC, 0.35%, 7/12/10	10,000,000	9,999

	Total		9,999

	Finance Services (3.3%)

(b)	Alpine Securitization, 0.35%, 7/7/10	10,000,000	9,999
(b)	Ciesco LLC, 0.33%, 7/8/10	10,000,000	9,999
(b)	Ciesco LLC, 0.38%, 8/6/10	10,000,000	9,996
(b)	Goldman Sachs Group, Inc., 0.27%, 7/6/10	10,000,000	10,000
(b)	Liberty Street Funding LLC, 0.28%, 7/26/10	10,000,000	9,998
(b)	Liberty Street Funding LLC, 0.38%, 8/11/10	10,000,000	9,996
(k)	Morgan Stanley, 0.554%, 1/18/11	10,000,000	9,936

	Total		69,924

	Industrials (0.2%)

(b)	Pitney Bowes, Inc., 0.05%, 7/1/10	4,400,000	4,400

	Total		4,400

	Life Insurance (0.6%)

(b)	Mass Mutual Global Funding II, 0.305%, 4/21/11 144A	6,600,000	6,599

	Short-Term Investments (17.8%)	Shares/ $ Par	Value $ (000’s)

	Life Insurance continued
(b)	New York Life Global Funding, 0.354%, 4/1/11 144A	5,000,000	5,000

	Total		11,599

	Machinery (0.1%)

(b)	John Deere Capital Corp., 1.004%, 1/18/11	3,000,000	3,012

	Total		3,012

	Miscellaneous Business Credit Institutions (0.1%)

(b)	General Electric Capital Corp., 0.374%, 4/18/11	3,000,000	2,998

	Total		2,998

	Personal Credit Institutions (3.6%)

(b)	Bryant Park Funding LLC, 0.33%, 7/13/10	10,000,000	9,999
(b)	Bryant Park Funding LLC, 0.33%, 7/19/10	10,000,000	9,998
(b)	HSBC Finance Corp., 0.28%, 7/29/10	10,000,000	9,998
(b)	Old Line Funding LLC, 0.31%, 7/20/10	10,000,000	9,998
(b)	Straight-A Funding LLC, 0.35%, 7/13/10	10,000,000	9,999
(b)	Straight-A Funding LLC, 0.35%, 7/16/10	10,000,000	9,999
(b)	Thunder Bay Funding LLC, 0.33%, 7/1/10	14,946,000	14,946

	Total		74,937

	Retail Food and Drug (0.9%)

(b)	CVS Caremark Corp., 0.30%, 7/1/10	18,900,000	18,900

	Total		18,900

	Short Term Business Credit (3.3%)

(b)	Atlantic Asset Securitization LLC, 0.33%, 7/21/10	10,000,000	9,998
(b)	Atlantic Asset Securitization LLC, 0.35%, 7/14/10	10,000,000	9,999
(b)	Falcon Asset Securitization Co. LLC, 0.33%, 7/8/10	20,000,000	19,998
(b)	Ranger Funding Co. LLC, 0.40%, 7/12/10	10,000,000	9,999
(b)	Sheffield Receivables Corp., 0.32%, 7/14/10	10,000,000	9,999
(b)	Sheffield Receivables Corp., 0.33%, 7/15/10	10,000,000	9,999

	Total		69,992

	Utilities (1.2%)
(b)	American Electric Power Co., Inc., 0.41%, 7/8/10	5,000,000	5,000

The Accompanying Notes are an Integral Part of the Financial Statements.

144  Balanced Portfolio

Balanced Portfolio

	Short-Term Investments (17.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
(b)	Public Service Electric & Gas Co., 0.35%, 7/6/10	20,000,000	19,999

	Total		24,999

	Total Short-Term Investments (Cost: $373,601)		373,535

	Total Investments (104.0%) (Cost: $2,144,774)(a)		2,187,281

	Other Assets, Less Liabilities (-4.0%)		(84,001)

	Net Assets (100.0%)		2,103,280

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $160,757 representing 7.64% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $2,144,774 and the net unrealized appreciation of investments based on that cost was $42,507 which is comprised of $139,820 aggregate gross unrealized appreciation and $97,313 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2010, $8,876)	24	9/10	$ (356)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2010, $105,336)	391	9/10	(4,988)
US Five Year Note Commodity (Long) (Total Notional Value at June 30, 2010, $29,745)	255	9/10	433
US Long Bond (CBT) Commodity (Long) (Total Notional Value at June 30, 2010, $28,283)	228	9/10	787
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $43,941)	368	9/10	(1,157)
US Two Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $236,392)	1,086	9/10	(1,259)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned. See Note 2K in the Notes to Financial Statements.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio  145

Balanced Portfolio

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	4,755	9/10	$—	$(73)	$(73)
Sell	Barclays Bank PLC	AUD	4,755	9/10	131	—	131

					$131	$(73)	$58

AUD — Australian Dollar

(j)	Swap agreements outstanding on June 30, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3 Month USD- LIBOR - 21 Basis Points (Bps)	5/11	91,000	$ 9,833
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD- LIBOR - 9 Bps	5/11	120,000	13,408
Credit Suisse International	Russell Midcap Value Index	3 Month USD- LIBOR - 9 Bps	Russell Midcap Value Index Total Return	5/11	91,001	(10,327)
Credit Suisse International	Russell 1000 Value Index	3 Month USD- LIBOR - 1 Bps	Russell 1000 Value Index Total Return	5/11	120,000	(13,986)
Goldman Sachs International	MSCI Daily Net EAFE Index	3 Month USD- LIBOR - 25 Bps	MSCI Daily Net EAFE Index Total Return	8/10	122,347	(1,946)
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3 Month USD- LIBOR - 83 Bps	5/11	27,364	2,959
JPMorgan Chase Bank, N.A.	Russell 2000 Value Index	3 Month USD- LIBOR - 45 Bps	Russell 2000 Value Index Total Return	5/11	27,996	(3,958)
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3 Month USD - LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	988	(114)
JPMorgan Chase Bank, N.A.	Russell 1000 Value Index	3 Month USD LIBOR	Russell 1000 Value Index Total Return	5/11	100,000	(11,655)
JPMorgan Chase Bank, N.A.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD- LIBOR - 8 Bps	5/11	100,000	11,173

						$ (4,613)

(k)	Cash and securities with an aggregate value of $121,702 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2010.

(n)	At June 30, 2010 portfolio securities with an aggregate value of $4,448 (in thousands) were valued with reference to securities whose values are more readily available.

The Accompanying Notes are an Integral Part of the Financial Statements.

146  Balanced Portfolio

Balanced Portfolio

(p)	Restricted securities (excluding 144A issues) on June 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Charter Communications, Inc. - Class A (15,915 restricted shares)	11/30/09	$398	$562	0.03%

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$643,933	$-	$-
Foreign Common Stocks	113,129	-	-
Preferred Stocks	166	-	-
US Government & Agency Bonds	-	277,956	-
Foreign Bonds	-	30,122	-
Municipal Bonds	-	927	-
Corporate Bonds	-	376,182	-
Structured Products	-	370,992	339
Short-Term Investments	-	373,535	-
Other Financial Instruments^	1,220	37,504	-
Liabilities:
Other Financial Instruments^	(7,760)	(42,059)	-

Total	$750,688	$1,425,159	$339

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   147

Asset Allocation Portfolio

Sector Allocation 6/30/10

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010*
Actual	$1,000.00	$961.34	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

148  Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2010 (unaudited)

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $ (000’s)
Large Cap Common Stocks (30.2%)
Consumer Discretionary (3.2%)
Abercrombie & Fitch Co. - Class A	9,500	292
* Amazon.com, Inc.	4,200	459
Coach, Inc.	5,700	208
* DIRECTV - Class A	9,000	305
Johnson Controls, Inc.	19,600	527
* Kohl’s Corp.	16,200	769
Lowe’s Cos., Inc.	15,100	308
Marriott International, Inc. - Class A	25,000	748
McDonald’s Corp.	14,700	968
NIKE, Inc. - Class B	12,000	811
Omnicom Group, Inc.	8,300	285
Staples, Inc.	9,200	175
Target Corp.	18,600	915
The Walt Disney Co.	7,200	227

Total		6,997

Consumer Staples (3.1%)

The Coca-Cola Co.	12,600	631
Colgate-Palmolive Co.	7,700	606
ConAgra Foods, Inc.	15,000	350
Costco Wholesale Corp.	8,900	488
CVS Caremark Corp.	16,805	493
H.J. Heinz Co.	14,700	635
* Hansen Natural Corp.	8,400	329
PepsiCo, Inc.	16,800	1,024
Philip Morris International, Inc.	25,900	1,187
Wal-Mart Stores, Inc.	20,200	971

Total		6,714

Energy (2.5%)

Anadarko Petroleum Corp.	4,500	162
EOG Resources, Inc.	5,100	502
Exxon Mobil Corp.	47,500	2,711
Halliburton Co.	20,500	503
Hess Corp.	6,700	337
Occidental Petroleum Corp.	5,700	440
Petroleo Brasileiro SA, ADR	3,300	113
Schlumberger, Ltd.	11,700	648

Total		5,416

Financials (1.8%)

Aflac, Inc.	8,800	375
American Express Co.	17,100	679
Bank of America Corp.	27,900	401
CME Group, Inc. - Class A	1,100	310
The Goldman Sachs Group, Inc.	4,600	604
JPMorgan Chase & Co.	8,900	326

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Morgan Stanley	9,900	230
Prudential Financial, Inc.	6,300	338
State Street Corp.	8,700	294
T. Rowe Price Group, Inc.	10,000	444

Total		4,001

Health Care (3.8%)

Abbott Laboratories	14,300	669
Allergan, Inc.	10,000	583
*Amgen, Inc.	10,500	552
Baxter International, Inc.	10,784	438
*Celgene Corp.	24,700	1,255
Covidien PLC	8,300	334
*Express Scripts, Inc.	30,000	1,411
*Gilead Sciences, Inc.	19,200	658
Johnson & Johnson	5,000	295
*Life Technologies Corp.	9,200	435
*Medco Health Solutions, Inc.	8,500	468
Merck & Co., Inc.	8,528	298
Teva Pharmaceutical Industries, Ltd., ADR	6,700	348
*Thermo Fisher Scientific, Inc.	11,700	574

Total		8,318

Industrials (3.6%)

3M Co.	9,700	766
Caterpillar, Inc.	9,100	547
Cummins, Inc.	9,300	606
Danaher Corp.	20,400	757
FedEx Corp.	5,400	379
Honeywell International, Inc.	13,600	531
Illinois Tool Works, Inc.	13,000	537
Lockheed Martin Corp.	4,200	313
Norfolk Southern Corp.	4,100	217
PACCAR, Inc.	6,400	255
Precision Castparts Corp.	4,800	494
Raytheon Co.	7,900	382
Union Pacific Corp.	9,200	639
United Parcel Service, Inc. - Class B	10,900	620
United Technologies Corp.	13,000	844

Total		7,887

Information Technology (10.0%)

*Adobe Systems, Inc.	10,600	280
*Agilent Technologies, Inc.	9,600	273
Altera Corp.	11,000	273
Analog Devices, Inc.	9,400	262
*Apple, Inc.	12,700	3,194
Automatic Data Processing, Inc.	10,300	415
Broadcom Corp. - Class A	9,500	313
*Cisco Systems, Inc.	84,400	1,799

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  149

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	* Cognizant Technology Solutions Corp. - Class A	11,100	556
	Corning, Inc.	23,500	380
	* Dell, Inc.	27,800	335
	* EMC Corp.	17,900	328
	* Google, Inc. - Class A	3,300	1,468
	Hewlett-Packard Co.	26,800	1,160
	Intel Corp.	44,400	864
	International Business Machines Corp.	17,400	2,149
	* Juniper Networks, Inc.	22,100	504
	LG Display Co., Ltd., ADR	19,400	312
	* Marvell Technology Group, Ltd.	26,700	421
	MasterCard, Inc. - Class A	1,500	299
	Microsoft Corp.	76,900	1,769
	* NetApp, Inc.	19,500	728
	* NVIDIA Corp.	15,600	159
	Oracle Corp.	53,500	1,148
	Paychex, Inc.	8,700	226
	QUALCOMM, Inc.	23,700	778
	* Symantec Corp.	14,800	205
	Texas Instruments, Inc.	17,500	407
	Visa, Inc. - Class A	6,500	460
	* Yahoo!, Inc.	20,800	288

	Total		21,753

	Materials (1.4%)

	The Dow Chemical Co.	17,200	408
	Ecolab, Inc.	8,700	391
	Freeport-McMoRan Copper & Gold, Inc.	5,200	307
	Monsanto Co.	9,100	420
	Potash Corp. of Saskatchewan, Inc.	5,400	466
	Praxair, Inc.	13,000	988

	Total		2,980

	Other Holdings (0.5%)

	iShares Russell 1000 Growth Index Fund	26,300	1,206

	Total		1,206

	Telecommunication Services (0.3%)

	* American Tower Corp. - Class A	17,100	761

	Total		761

	Total Large Cap Common Stocks		66,033

	Mid Cap Common Stocks (9.6%)

	Consumer Discretionary (1.9%)

	* Apollo Group, Inc. - Class A	500	21
	* Bed Bath & Beyond, Inc.	6,000	222
	* BorgWarner, Inc.	6,100	228
(p)	* Charter Communications, Inc. - Class A	2,806	99

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $(000’s)

Consumer Discretionary continued
Chico’s FAS, Inc.	21,800	215
DeVry, Inc.	9,900	520
*Dollar Tree, Inc.	16,275	677
*Focus Media Holding, Ltd., ADR	3,600	56
*GameStop Corp. - Class A	16,500	310
International Game Technology	15,800	248
*Jack in the Box, Inc.	16,600	323
Limited Brands, Inc.	6,400	141
The McGraw-Hill Cos., Inc.	5,500	155
Nordstrom, Inc.	2,600	84
*O’Reilly Automotive, Inc.	10,300	490
*Penn National Gaming, Inc.	8,900	206
*Priceline.com, Inc.	700	124

Total		4,119

Consumer Staples (0.3%)

The J.M. Smucker Co.	4,400	265
Mead Johnson Nutrition Co.	5,100	256
*Ralcorp Holdings, Inc.	3,100	170

Total		691

Energy (0.7%)

*Cameron International Corp.	20,000	650
*Dresser-Rand Group, Inc.	5,800	183
Ensco PLC, ADR	4,300	169
*FMC Technologies, Inc.	3,700	195
*Petrohawk Energy Corp.	7,700	131
Range Resources Corp.	4,900	197

Total		1,525

Financials (0.9%)

Assured Guaranty, Ltd.	12,100	160
*CB Richard Ellis Group, Inc. - Class A	11,800	160
DuPont Fabros Technology, Inc.	8,500	209
Greenhill & Co., Inc.	1,500	92
*IntercontinentalExchange, Inc.	1,815	205
Invesco, Ltd.	8,500	143
*MBIA, Inc.	18,900	106
Moody’s Corp.	4,000	80
Northern Trust Corp.	3,600	168
Raymond James Financial, Inc.	15,350	379
SEI Investments Co.	11,400	232
Synovus Financial Corp.	53,000	135

Total		2,069

Health Care (1.0%)

AmerisourceBergen Corp.	11,100	352
*Cerner Corp.	2,300	175
*Charles River Laboratories International, Inc.	5,300	181
*Covance, Inc.	2,100	108
*DaVita, Inc.	5,550	347
*Immucor, Inc.	22,976	438
*Mettler-Toledo International, Inc.	3,200	357

The Accompanying Notes are an Integral Part of the Financial Statements.

150  Asset Allocation Portfolio

Asset Allocation Portfolio

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $(000’s)
Health Care continued
Pharmaceutical Product Development, Inc.	7,300	185

Total		2,143

Industrials (1.7%)

Bucyrus International, Inc.	1,100	52
C.H. Robinson Worldwide, Inc.	5,750	320
* Corrections Corp. of America	19,000	363
Dover Corp.	9,400	393
Expeditors International of Washington, Inc.	9,800	338
* Foster Wheeler AG	20,700	436
* FTI Consulting, Inc.	3,300	144
L-3 Communications Holdings, Inc.	3,200	227
MSC Industrial Direct Co., Inc. - Class A	7,200	365
Regal-Beloit Corp.	7,700	429
Ritchie Bros. Auctioneers, Inc.	5,900	107
Robert Half International, Inc.	9,700	228
Roper Industries, Inc.	6,479	363

Total		3,765

Information Technology (2.4%)

* Alliance Data Systems Corp.	6,400	381
Amphenol Corp. - Class A	16,200	636
* Autodesk, Inc.	10,900	266
* Avago Technologies, Ltd.	13,100	276
* BMC Software, Inc.	15,400	533
* Citrix Systems, Inc.	10,000	422
FactSet Research Systems, Inc.	4,900	328
Global Payments, Inc.	8,800	322
KLA-Tencor Corp.	5,000	139
Microchip Technology, Inc.	10,300	286
* Silicon Laboratories, Inc.	6,900	280
* Sybase, Inc.	4,000	259
* VeriFone Holdings, Inc.	13,600	257
Western Union Co.	37,700	562
* Zebra Technologies Corp. - Class A	12,500	317

Total		5,264

Materials (0.3%)

Martin Marietta Materials, Inc.	1,500	127
* Owens-Illinois, Inc.	13,200	349
* Titanium Metals Corp.	11,200	197

Total		673

Telecommunication Services (0.2%)

* Crown Castle International Corp.	2,900	108
* SBA Communications Corp. - Class A	7,200	245

Total		353

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $(000’s)
Utilities (0.2%)

EQT Corp.	9,600	347

Total		347

Total Mid Cap Common Stocks		20,949

Small Cap Common Stocks (5.1%)

Consumer Discretionary (0.9%)

*American Public Education, Inc.	3,250	142
*Bally Technologies, Inc.	2,750	89
*Buffalo Wild Wings, Inc.	2,800	102
*Carter’s, Inc.	5,450	143
*Deckers Outdoor Corp.	900	129
*Deer Consumer Products, Inc.	6,800	57
*Dex One Corp.	1,989	38
*Grand Canyon Education, Inc.	3,000	70
Guess?, Inc.	2,150	67
*Kirkland’s, Inc.	5,300	90
*LKQ Corp.	9,500	183
*Lumber Liquidators Holdings, Inc.	4,400	103
Monro Muffler Brake, Inc.	6,150	243
P.F. Chang’s China Bistro, Inc.	3,950	157
*Ulta Salon, Cosmetics & Fragrance, Inc.	8,300	196
*Vitamin Shoppe, Inc.	6,050	155
*Zumiez, Inc.	4,552	73

Total		2,037

Consumer Staples (0.2%)

Alberto-Culver Co.	4,550	123
Flowers Foods, Inc.	4,200	103
*TreeHouse Foods, Inc.	4,194	191

Total		417

Energy (0.3%)

*Brigham Exploration Co.	8,900	137
CARBO Ceramics, Inc.	2,400	173
*Carrizo Oil & Gas, Inc.	5,850	91
EXCO Resources, Inc.	6,650	97
*Rex Energy Corp.	4,800	49
*Whiting Petroleum Corp.	1,900	149

Total		696

Financials (0.4%)

Boston Private Financial Holdings, Inc.	22,550	145
Digital Realty Trust, Inc.	2,478	143
*KBW, Inc.	3,741	80
*MF Global Holdings, Ltd.	15,000	86
MFA Financial, Inc.	13,400	99
*Portfolio Recovery Associates, Inc.	4,696	313

Total		866

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfilio  151

Asset Allocation Portfolio

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $ (000’s)

Health Care (0.9%)

* Align Technology, Inc.	7,050	105
* Allscripts-Misys Healthcare Solutions, Inc.	5,700	92
* Amedisys, Inc.	2,050	90
* American Medical Systems Holdings, Inc.	5,000	111
* athenahealth, Inc.	2,400	63
* CardioNet, Inc.	10,400	57
* Clarient, Inc.	24,850	76
* Codexis, Inc.	3,893	34
* Conceptus, Inc.	2,900	45
* Dexcom, Inc.	9,109	105
* Dynavox, Inc. - Class A	4,000	64
* Illumina, Inc.	4,350	189
* IPC The Hospitalist Co.	5,665	142
Masimo Corp.	3,993	95
* Micrus Endovascular Corp.	4,650	97
* Nanosphere, Inc.	2,027	9
* Nektar Therapeutics	6,500	79
* NuVasive, Inc.	1,800	64
* Obagi Medical Products, Inc.	8,900	105
* Sirona Dental Systems, Inc.	1,400	49
* Thoratec Corp.	4,201	179
* Transcend Services, Inc.	3,600	49
* Volcano Corp.	4,100	89

Total		1,988

Industrials (0.7%)

Aegean Marine Petroleum Network, Inc.	3,800	76
* CAI International, Inc.	4,000	48
* Generac Holdings, Inc.	6,150	86
* GrafTech International, Ltd.	6,850	100
* Higher One Holdings, Inc.	3,550	52
* Hub Group, Inc. - Class A	7,900	237
Knight Transportation, Inc.	24,099	488
* Orion Marine Group, Inc.	3,400	48
* Oshkosh Corp.	1,550	48
* Polypore International, Inc.	2,750	63
Snap-on, Inc.	2,300	94
TransDigm Group, Inc.	3,300	168

Total		1,508

Information Technology (1.5%)

* Advanced Energy Industries, Inc.	10,441	128
* ArcSight, Inc.	5,100	114
* Atheros Communications, Inc.	2,750	76
* Calix, Inc.	5,400	55
* CommScope, Inc.	5,150	122
* Comtech Telecommunications Corp.	4,550	136
* Concur Technologies, Inc.	2,100	90
* Convio, Inc.	2,342	17
* DG Fastchannel, Inc.	6,200	202
* Dice Holdings, Inc.	8,850	61
* Diodes, Inc.	4,700	75
* Equinix, Inc.	1,036	84

Domestic Common Stocks and Warrants (44.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
* F5 Networks, Inc.	2,550	175
* Mellanox Technologies, Ltd.	5,450	119
* Microsemi Corp.	8,600	126
* MKS Instruments, Inc.	6,200	116
* Netezza Corp.	8,350	114
* OpenTable, Inc.	2,850	118
Pegasystems, Inc.	3,000	96
* RightNow Technologies, Inc.	6,300	99
* Rubicon Technology, Inc.	4,351	130
* Solarwinds, Inc.	6,013	97
* Sourcefire, Inc.	7,550	144
* SPS Commerce, Inc.	4,800	56
* SuccessFactors, Inc.	3,000	62
* Synchronoss Technologies, Inc.	9,500	180
* Taleo Corp. - Class A	4,350	106
* The Ultimate Software Group, Inc.	3,600	118
* VanceInfo Technologies, Inc., ADR	5,345	125
* VistaPrint NV	1,200	57

Total		3,198

Materials (0.0%)

* Smurfit-Stone Container Corp.	4,078	101

Total		101

Other Holdings (0.2%)

* iShares Nasdaq Biotechnology Index Fund	1,500	117
SPDR Metals & Mining ETF	5,850	267

Total		384

Total Small Cap Common Stocks		11,195

Total Domestic Common Stocks and Warrants (Cost: $95,528)		98,177

Foreign Common Stocks (6.3%)	Country

Other Holdings (6.3%)

iShares MSCI EAFE Index Fund	United States	93,000	4,325
iShares MSCI Emerging Markets Index	United States	205,000	7,651
Vanguard Emerging Markets ETF	United States	49,200	1,869

Total Foreign Common Stocks (Cost: $14,968)			13,845

Preferred Stocks (0.0%)

Finance Services (0.0%)

Ally Financial, Inc., 7.00%, 12/31/11 144A		28	22

Total Preferred Stocks (Cost: $7)			22

The Accompanying Notes are an Integral Part of the Financial Statements.

152  Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.0%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	15,000	16
Goodrich Corp., 4.875%, 3/1/20	15,000	16
Meccanica Holdings USA, 6.25%, 7/15/19 144A	10,000	11
Meccanica Holdings USA, 6.25%, 1/15/40 144A	30,000	28

Total		71

Auto Manufacturing (0.1%)

American Honda Finance Corp., 3.50%, 3/16/15 144A	35,000	36
PACCAR Financial Corp., 1.95%, 12/17/12	10,000	10
PACCAR, Inc., 6.875%, 2/15/14	20,000	23
Toyota Motor Credit Corp., 4.50%, 6/17/20	50,000	51

Total		120

Banking (1.6%)

Ameriprise Financial, Inc., 5.30%, 3/15/20	5,000	5
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	135,000	137
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	195,000	209
Bank of America Corp., 5.625%, 7/1/20	115,000	116
Bank of America Corp., 5.75%, 12/1/17	20,000	21
Bank of America Corp., 6.00%, 9/1/17	30,000	32
The Bank of New York Mellon Corp., 2.95%, 6/18/15	50,000	51
The Bank of New York Mellon Corp., 5.125%, 8/27/13	15,000	16
Citigroup, Inc., 4.75%, 5/19/15	155,000	155
Citigroup, Inc., 6.00%, 12/13/13	100,000	105
Citigroup, Inc., 6.125%, 11/21/17	65,000	68
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	42
Countrywide Home Loans, Inc., 4.00%, 3/22/11	55,000	56
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	5,000	4
Deutsche Bank Capital Funding Trust VII, 5.628%, 12/31/49 144A	60,000	45
Fifth Third Bancorp, 8.25%, 3/1/38	25,000	28
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	50,000	52
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	52
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	5
HSBC Bank PLC, 3.50%, 6/28/15 144A	55,000	55
HSBC Capital Funding LP, 4.610%, 12/31/49 144A	25,000	21
JPMorgan Chase & Co., 3.40%, 6/24/15	255,000	256
JPMorgan Chase & Co., 6.00%, 1/15/18	70,000	77
JPMorgan Chase & Co., 7.90%, 12/31/49	85,000	88
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	250
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	19
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	125
Morgan Stanley, 5.55%, 4/27/17	100,000	99
Morgan Stanley, 5.95%, 12/28/17	100,000	101
Morgan Stanley, 6.625%, 4/1/18	40,000	42
Morgan Stanley, 7.30%, 5/13/19	5,000	5
Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	256
NB Capital Trust IV, 8.25%, 4/15/27	85,000	83
Nomura Holdings, Inc., 6.70%, 3/4/20	30,000	32
PNC Financial Services Group, Inc., 8.25%, 12/31/49	60,000	62

Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
Banking continued
Regions Financial Corp., 5.75%, 6/15/15	10,000	10
Swedbank AB, 2.90%, 1/14/13 144A	500,000	518
U.S. Bancorp, 4.20%, 5/15/14	30,000	32
UnionBanCal Corp., 5.25%, 12/16/13	50,000	54
Wells Fargo & Co., 3.75%, 10/1/14	5,000	5
Westpac Banking Corp., 4.20%, 2/27/15	20,000	21

Total		3,415

Beverage/Bottling (0.2%)

Anheuser-Busch Cos., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., 5.75%, 4/1/36	15,000	15
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	70,000	92
Bottling Group LLC, 4.625%, 11/15/12	35,000	38
Bottling Group LLC, 5.125%, 1/15/19	20,000	22
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	35,000	42
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	39
PepsiCo, Inc., 3.75%, 3/1/14	10,000	11
PepsiCo, Inc., 4.65%, 2/15/13	20,000	22
PepsiCo, Inc., 7.90%, 11/1/18	35,000	45

Total		331

Cable/Media/Broadcasting/Satellite (0.2%)

Comcast Corp., 4.95%, 6/15/16	30,000	32
Comcast Corp., 5.15%, 3/1/20	30,000	31
Comcast Corp., 6.30%, 11/15/17	10,000	11
DIRECTV Holdings LLC, 3.55%, 3/15/15	40,000	40
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	90,000	98
Gannett Co., Inc., 9.375%, 11/15/17 144A	40,000	42
Historic TW, Inc., 6.625%, 5/15/29	40,000	44
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
News America, Inc., 5.65%, 8/15/20	15,000	17
News America, Inc., 6.90%, 8/15/39	10,000	12
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	74
Time Warner Cable, Inc., 6.75%, 7/1/18	10,000	12
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	71

Total		507

Conglomerate/Diversified Manufacturing (0.1%)

The Dow Chemical Co., 5.70%, 5/15/18	50,000	53
The Dow Chemical Co., 7.60%, 5/15/14	40,000	46
The Dow Chemical Co., 8.55%, 5/15/19	50,000	61
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6

Total		166

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	16
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	45

Total		61

Electric Utilities (0.5%)

Ameren Corp., 8.875%, 5/15/14	15,000	17
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	29,433	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	28
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	22
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	16
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	10,000	12
Commonwealth Edison Co., 5.95%, 8/15/16	5,000	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  153

Asset Allocation Portfolio

Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
Electric Utilities continued
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	11
DTE Energy Co., 6.375%, 4/15/33	5,000	5
DTE Energy Co., 7.05%, 6/1/11	95,000	100
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	29
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	59
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	34
Florida Power Corp., 6.40%, 6/15/38	20,000	24
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	172
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	34,436	35
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	47
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NSTAR, 4.50%, 11/15/19	10,000	11
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Pacific Gas & Electric Co., 4.80%, 3/1/14	5,000	5
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Progress Energy, Inc., 6.85%, 4/15/12	30,000	33
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	11
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	108
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	33
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	12
Sempra Energy, 6.15%, 6/15/18	15,000	17
Sempra Energy, 6.50%, 6/1/16	10,000	11
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	17
Southern Co., 4.15%, 5/15/14	5,000	5
Tampa Electric Co., 6.10%, 5/15/18	75,000	85
Tampa Electric Co., 6.15%, 5/15/37	25,000	28
Tampa Electric Co., 6.55%, 5/15/36	30,000	34
The Toledo Edison Co., 6.15%, 5/15/37	40,000	43
Union Electric Co., 6.40%, 6/15/17	10,000	11
Union Electric Co., 6.70%, 2/1/19	10,000	12

Total		1,194

Electronics (0.0%)

Cisco Systems, Inc., 5.50%, 1/15/40	25,000	26

Total		26

Food Processors (0.3%)

Campbell Soup Co., 3.05%, 7/15/17	20,000	20
ConAgra Foods, Inc., 5.875%, 4/15/14	50,000	56
ConAgra Foods, Inc., 7.00%, 4/15/19	50,000	60
General Mills, Inc., 5.25%, 8/15/13	10,000	11
General Mills, Inc., 5.40%, 6/15/40	50,000	53
General Mills, Inc., 5.65%, 2/15/19	20,000	23
General Mills, Inc., 5.70%, 2/15/17	55,000	64
Kellogg Co., 4.45%, 5/30/16	10,000	11
Kraft Foods, Inc., 5.375%, 2/10/20	150,000	161
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	62
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	23
Kraft Foods, Inc., 6.50%, 2/9/40	10,000	11

Total		555

Gas Pipelines (0.3%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	11
DCP Midstream LLC, 5.35%, 3/15/20 144A	15,000	15
Energy Transfer Partners LP, 6.70%, 7/1/18	15,000	16

Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
Gas Pipelines continued
Enterprise Products Operating LLC, 5.20%, 9/1/20	50,000	51
Enterprise Products Operating LLC, 6.50%, 1/31/19	35,000	39
Enterprise Products Operating LLC, 6.65%, 4/15/18	50,000	57
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	10,000	11
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	15
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	50,000	52
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	50,000	57
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	34
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	17
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	21
TransCanada PipeLines, Ltd., 5.85%, 3/15/36	15,000	16
TransCanada PipeLines, Ltd., 6.10%, 6/1/40	55,000	59
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	110,000	129
Williams Partners LP, 6.30%, 4/15/40 144A	10,000	10

Total		610

Health Care/Pharmaceuticals (0.2%)

GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	24
Johnson & Johnson, 5.85%, 7/15/38	40,000	47
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Medtronic, Inc., 4.45%, 3/15/20	30,000	32
Merck & Co., 5.75%, 11/15/36	5,000	6
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	5,000	5
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Quest Diagnostics, Inc., 4.75%, 1/30/20	30,000	30
Roche Holdings, Inc., 6.00%, 3/1/19 144A	75,000	87
Stryker Corp., 4.375%, 1/15/20	105,000	112
Wyeth, 5.50%, 2/15/16	5,000	6
Wyeth, 5.95%, 4/1/37	35,000	40

Total		436

Independent Finance (0.1%)

General Electric Capital Corp., 5.625%, 5/1/18	125,000	133
General Electric Capital Corp., 5.875%, 1/14/38	10,000	10
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	100,000	103

Total		246

Information/Data Technology (0.0%)

Adobe Systems, Inc., 3.25%, 2/1/15	30,000	31

Total		31

Life Insurance (0.1%)

MetLife, Inc., 6.75%, 6/1/16	20,000	23
MetLife, Inc., 6.817%, 8/15/18	80,000	90
Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5
Prudential Financial, Inc., 5.375%, 6/21/20	59,000	60
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association- College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	23

Total		206

The Accompanying Notes are an Integral Part of the Financial Statements.

154  Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
Machinery (0.0%)
Caterpillar Financial Services Corp.,
5.45%, 4/15/18	10,000	11
Caterpillar Financial Services Corp.,
5.85%, 9/1/17	50,000	57

Total		68

Metals/Mining (0.3%)

Alcoa, Inc., 5.375%, 1/15/13	25,000	26
ArcelorMittal, 5.375%, 6/1/13	10,000	10
ArcelorMittal, 6.125%, 6/1/18	35,000	37
ArcelorMittal, 9.85%, 6/1/19	25,000	31
ArcelorMittal USA, Inc., 6.50%, 4/15/14	10,000	11
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
Rio Tinto Alcan, Inc., 4.875%, 9/15/12	25,000	26
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	35,000	38
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	90,000	103
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Southern Copper Corp., 5.375%, 4/16/20	5,000	5
Southern Copper Corp., 6.75%, 4/16/40	25,000	25
Teck Resources, Ltd., 10.25%, 5/15/16	75,000	88
Teck Resources, Ltd., 10.75%, 5/15/19	75,000	92
Vale Overseas, Ltd., 5.625%, 9/15/19	10,000	11

Total		552

Natural Gas Distributors (0.0%)

NiSource Finance Corp., 5.25%, 9/15/17	35,000	36
NiSource Finance Corp., 5.40%, 7/15/14	45,000	48
NiSource Finance Corp., 5.45%, 9/15/20	10,000	10
NiSource Finance Corp., 6.40%, 3/15/18	10,000	11

Total		105

Oil and Gas (0.5%)

BP Capital Markets PLC, 4.75%, 3/10/19	50,000	42
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	49
Conoco, Inc., 6.95%, 4/15/29	20,000	25
ConocoPhillips, 5.75%, 2/1/19	30,000	34
ConocoPhillips, 6.00%, 1/15/20	25,000	29
EnCana Corp., 6.50%, 5/15/19	50,000	58
EnCana Corp., 6.50%, 8/15/34	30,000	33
EnCana Corp., 6.625%, 8/15/37	10,000	11
EOG Resources, Inc., 4.40%, 6/1/20	15,000	16
EOG Resources, Inc., 5.625%, 6/1/19	5,000	6
Hess Corp., 8.125%, 2/15/19	5,000	6
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Marathon Oil Corp., 6.60%, 10/1/37	10,000	11
Occidental Petroleum Corp., 4.125%, 6/1/16	40,000	43
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	15
Petro-Canada, 5.95%, 5/15/35	45,000	47
Shell International Finance BV, 3.10%, 6/28/15	55,000	56
Shell International Finance BV, 4.30%, 9/22/19	65,000	67
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	22
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	17
Total Capital SA, 4.45%, 6/24/20	50,000	51
Valero Energy Corp., 6.125%, 2/1/20	45,000	46
XTO Energy, Inc., 4.90%, 2/1/14	35,000	39
XTO Energy, Inc., 5.30%, 6/30/15	15,000	17
XTO Energy, Inc., 5.50%, 6/15/18	30,000	34
XTO Energy, Inc., 5.65%, 4/1/16	35,000	40
XTO Energy, Inc., 6.25%, 8/1/17	10,000	12

	Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
	Oil and Gas continued
	XTO Energy, Inc., 6.50%, 12/15/18	125,000	152

	Total		989

	Other Finance (0.2%)
	American Express Credit Corp., 5.125%, 8/25/14	15,000	16
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	55,000	56
	Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	381
	USAA Capital Corp., 2.24%, 3/30/12	60,000	62
	USB Capital XIII Trust, 6.625%, 12/15/39	20,000	21

	Total		536

	Other Holdings (0.8%)

(f)	Australia Treasury Bill, 0.00%, 9/24/10	260,000	217
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	345,000	213
(f)	Canadian Treasury Bill, 0.00%, 9/16/10	275,000	258
(f)	Korea Monetary Stabilization Bond, 0.00%, 7/13/10	312,000,000	255
(f)	Korea Monetary Stabilization Bond, 0.00%, 8/10/10	300,000,000	244
(f)	Mexico Cetes, 0.00%, 7/29/10	35,400,000	273
(f)	Mexico Cetes, 0.00%, 8/26/10	33,500,000	257
(f)(n)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	135

	Total		1,852

	Other Services (0.2%)

	American Tower Corp., 4.625%, 4/1/15	10,000	10
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	80,000	85
	Republic Services, Inc., 5.00%, 3/1/20 144A	50,000	52
	Republic Services, Inc., 5.25%, 11/15/21 144A	25,000	26
	Waste Management, Inc., 4.75%, 6/30/20	140,000	144

	Total		334

	Paper and Forest Products (0.0%)

	International Paper Co., 7.50%, 8/15/21	15,000	18
	International Paper Co., 7.95%, 6/15/18	50,000	59

	Total		77

	Property and Casualty Insurance (0.0%)

	The Progressive Corp., 6.70%, 6/15/37	15,000	14

	Total		14

	Railroads (0.1%)

	Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	5,000	5
	Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	50,000	53
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	Norfolk Southern Corp., 5.257%, 9/17/14	25,000	27
	Norfolk Southern Corp., 5.64%, 5/17/29	50,000	53
	Norfolk Southern Corp., 5.75%, 1/15/16	30,000	34

	Total		178

	Real Estate Investment Trusts (0.2%)

	AvalonBay Communities, Inc., 5.70%, 3/15/17	10,000	11
	Boston Properties LP, 5.625%, 11/15/20	25,000	26
	BRE Properties, Inc., 5.50%, 3/15/17	25,000	26
	Developers Diversified Realty Corp., 7.50%, 4/1/17	55,000	54

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  155

Asset Allocation Portfolio

Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
Real Estate Investment Trusts continued
ERP Operating LP, 5.25%, 9/15/14	30,000	32
HCP, Inc., 6.00%, 1/30/17	25,000	25
HCP, Inc., 6.70%, 1/30/18	10,000	11
HRPT Properties Trust, 5.75%, 11/1/15	65,000	67
Simon Property Group LP, 5.65%, 2/1/20	35,000	37
Simon Property Group LP, 6.10%, 5/1/16	85,000	94
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	28
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	15,000	17

Total		428

Restaurants (0.1%)

Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	28
Darden Restaurants, Inc., 6.80%, 10/15/37	60,000	68
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	52

Total		148

Retail Food and Drug (0.1%)

CVS Caremark Corp., 4.75%, 5/18/20	50,000	51
CVS/Caremark Corp., 4.875%, 9/15/14	25,000	27
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	44
Delhaize Group, 6.50%, 6/15/17	40,000	46
The Kroger Co., 7.50%, 4/1/31	40,000	50

Total		218

Retail Stores (0.1%)

AutoZone, Inc., 7.125%, 8/1/18	10,000	12
The Home Depot, Inc., 5.875%, 12/16/36	45,000	46
Lowe’s Cos., Inc., 4.625%, 4/15/20	15,000	16
Lowe’s Cos., Inc., 5.80%, 4/15/40	20,000	22
Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
Nordstrom, Inc., 7.00%, 1/15/38	15,000	18
Target Corp., 6.50%, 10/15/37	15,000	18
Wal-Mart Stores, Inc., 4.875%, 7/8/40	85,000	85

Total		234

Telecommunications (0.4%)

America Movil SAB de CV, 5.00%, 3/30/20 144A	65,000	67
AT&T Corp., 8.00%, 11/15/31	200,000	257
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	50,000	58
France Telecom SA, 5.375%, 7/8/19	50,000	55
Rogers Communications, Inc., 6.375%, 3/1/14	50,000	57
Rogers Communications, Inc., 6.80%, 8/15/18	50,000	59
Telefonica Emisiones SAU, 5.134%, 4/27/20	35,000	35
Telefonica Emisiones SAU, 5.877%, 7/15/19	90,000	96
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	83
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	32
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	58

Total		857

Tobacco (0.1%)

Altria Group, Inc., 9.70%, 11/10/18	105,000	133
Altria Group, Inc., 9.95%, 11/10/38	50,000	65
Lorillard Tobacco Co., 8.125%, 6/23/19	35,000	39

Total		237

Vehicle Parts (0.0%)

Johnson Controls, Inc., 6.00%, 1/15/36	30,000	31

Total		31

	Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)
	Yankee Sovereign (0.0%)
	Province of Ontario Canada, 2.70%, 6/16/15	60,000	60

	Total		60

	Total Investment Grade Segment (Cost: $14,296)		14,893

	Governments (8.6%)

	Governments (8.6%)

(n)	Overseas Private Investment, 4.10%, 11/15/14	56,400	60
(e)	Tennesse Valley Authority Stripped,
	0.00%, 4/15/42	1,000,000	1,010
	US Department of Housing & Urban Development, 6.08%, 8/1/13	100,000	106
	US Treasury, 1.00%, 3/31/12	230,000	232
	US Treasury, 1.375%, 3/15/13	4,390,000	4,447
	US Treasury, 2.125%, 5/31/15	60,000	61
(k)	US Treasury, 2.50%, 3/31/15	6,845,000	7,093
	US Treasury, 3.00%, 9/30/16	714,000	745
	US Treasury, 3.25%, 5/31/16	15,000	16
	US Treasury, 3.25%, 3/31/17	100,000	105
	US Treasury, 3.50%, 5/15/20	270,000	283
	US Treasury, 3.625%, 2/15/20	2,005,000	2,118
	US Treasury, 4.625%, 2/15/40	720,000	809
	US Treasury, 5.25%, 2/15/29	986,000	1,187
	US Treasury Inflation Index Bond,
	2.00%, 4/15/12	168,664	175
	US Treasury Inflation Index Bond,
	2.625%, 7/15/17	290,302	327

	Total Governments (Cost: $17,987)		18,774

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)

	New Jersey State Turnpike Authority, Series F,
	7.414%, 1/1/40 RB	25,000	30
	New York Metropolitan Transportation Authority, Series 2009C,
	7.336%, 11/15/39 RB	35,000	43
	State of California, , 7.55%, 4/1/39 GO	50,000	54
	The University of Texas Systems, Series 2009B,
	6.276%, 8/15/41 RB	10,000	10

	Total Municipal Bonds (Cost: $123)		137

	Structured Products (9.2%)

	Structured Products (9.2%)
	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,357
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.468%, 2/14/43 IO	1,888,271	59
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	88,837	60

The Accompanying Notes are an Integral Part of the Financial Statements.

156  Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	104,708	69
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.407%, 1/25/37	60,852	28
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.433%, 5/25/37	101,316	85
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	25,000	25
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	161
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 12/10/49	336,000	342
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	36,323	36
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	35,698	36
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,059,164	997
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.362%, 1/25/36	47,197	39
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	87
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	129,239	109
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	117,860	99
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	92,165	97
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	121,095	129
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	257,450	274
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	83,249	89
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	163,465	176
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	25,050	27
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	97,159	104
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	86,320	93
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	96,325	102

Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	53,267	56
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	31,133	34
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	95,363	104
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	20,726	23
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	134,835	146
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	305,386	330
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	99,313	107
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	319,224	358
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	140,995	148
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	97,091	108
Federal National Mortgage Association, 4.50%, 6/1/19	254,704	273
Federal National Mortgage Association, 4.50%, 12/1/19	28,329	30
Federal National Mortgage Association, 4.50%, 7/1/20	126,635	135
Federal National Mortgage Association, 4.50%, 9/1/24	206,481	218
Federal National Mortgage Association, 5.00%, 3/1/20	114,510	124
Federal National Mortgage Association, 5.00%, 4/1/20	49,511	54
Federal National Mortgage Association, 5.00%, 5/1/20	184,361	199
Federal National Mortgage Association, 5.00%, 11/1/34	739,125	785
Federal National Mortgage Association, 5.00%, 4/1/35	106,262	113
Federal National Mortgage Association, 5.00%, 7/1/35	324,620	345
Federal National Mortgage Association, 5.00%, 10/1/35	54,493	58
Federal National Mortgage Association, 5.32%, 4/1/14	131,924	144
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	168
Federal National Mortgage Association, 5.50%, 4/1/21	96,319	104
Federal National Mortgage Association, 5.50%, 10/1/34	332,681	358
Federal National Mortgage Association, 5.50%, 3/1/35	132,666	143

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  157

Asset Allocation Portfolio

Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Federal National Mortgage Association, 5.50%, 7/1/35	50,224	54
Federal National Mortgage Association, 5.50%, 8/1/35	81,712	88
Federal National Mortgage Association, 5.50%, 9/1/35	847,837	912
Federal National Mortgage Association, 5.50%, 10/1/35	870,549	937
Federal National Mortgage Association, 5.50%, 11/1/35	683,911	736
Federal National Mortgage Association, 5.50%, 2/1/37	568,740	611
Federal National Mortgage Association, 5.50%, 4/1/38	984,665	1,058
Federal National Mortgage Association, 6.00%, 10/1/34	308,114	338
Federal National Mortgage Association, 6.00%, 11/1/34	230,498	253
Federal National Mortgage Association, 6.00%, 5/1/35	14,148	15
Federal National Mortgage Association, 6.00%, 6/1/35	2,188	2
Federal National Mortgage Association, 6.00%, 7/1/35	129,773	142
Federal National Mortgage Association, 6.00%, 10/1/35	67,578	74
Federal National Mortgage Association, 6.00%, 11/1/35	178,832	195
Federal National Mortgage Association, 6.00%, 9/1/36	78,244	85
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	293,617	325
Federal National Mortgage Association, 6.50%, 1/1/39	595,275	653
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	597
Final Maturity Amortizing Notes, Series 2004- 1, Class 1, 4.45%, 8/25/12	270,204	290
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	143,987	134
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	300,000	315
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	337
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	39
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.06%, 7/12/38 144A	30,000	33

Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)
Structured Products continued
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.441%, 11/5/21 144A	18,652	18
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	522,000	553
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	47,000	49
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	140,000	141
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	176
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	52,614	57
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	44,032	46
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.417%, 1/25/37	138,254	55
Morgan Stanley Reremic Trust, Series 2009- GG10, Class A4A, 5.999%, 8/12/45 144A	557,000	584
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	22,873	23
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.437%, 3/25/37	93,290	76
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.453%, 3/25/37	95,216	94
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.467%, 10/25/46	123,285	120
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.473%, 6/25/37	147,778	143
Washington Mutual Alternative Mortgage Pass- Through Certficates, Series 2006-6, Class 4A, 6.782%, 11/25/34	48,110	44
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	58,820	59
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	8,549	9
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	48,815	49

The Accompanying Notes are an Integral Part of the Financial Statements.

158  Asset Allocation Portfolio

Asset Allocation Portfolio

	Structured Products (9.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	170,247	157

	Total Structured Products (Cost: $18,805)		20,021

	Below Investment Grade Segment (9.9%)

	Aerospace/Defense (0.3%)

	Bombardier, Inc., 7.75%, 3/15/20 144A	160,000	166
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	60,000	48
	DynCorp International, Inc., 10.375%, 7/1/17 144A	30,000	30
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	117,546	93
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	65,000	40
	L-3 Communications Corp., 6.375%, 10/15/15	170,000	170
	ManTech International Corp., 7.25%, 4/15/18 144A	20,000	20
	Triumph Group, Inc., 8.625%, 7/15/18 144A	40,000	41

	Total		608

	Autos/Vehicle Parts (0.5%)

	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	60,000	62
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	65,000	56
	ArvinMeritor, Inc., 10.625%, 3/15/18	15,000	16
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 144A	40,000	40
	Ford Motor Co., 7.45%, 7/16/31	90,000	81
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	130,000	133
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	205,000	209
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	75,000	82
	Lear Corp., 8.125%, 3/15/20	50,000	50
(d)	Motors Liquidation Co., 7.20%, 1/15/11	30,000	9
(d)	Motors Liquidation Co., 8.375%, 7/15/33	205,000	66
	Navistar International Corp., 8.25%, 11/1/21	45,000	46
	Oshkosh Corp., 8.25%, 3/1/17	10,000	10
	Oshkosh Corp., 8.50%, 3/1/20	20,000	21
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	50,000	48
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	60,000	62

	Total		991

	Basic Materials (1.1%)

(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	70,000	48
	AK Steel Corp., 7.625%, 5/15/20	30,000	29
	Arch Coal, Inc., 8.75%, 8/1/16 144A	55,000	57
	Ball Corp., 6.75%, 9/15/20	75,000	76
	Berry Plastics Corp., 8.25%, 11/15/15	50,000	50
	Berry Plastics Corp., 9.50%, 5/15/18 144A	40,000	37
	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/1/20 144A	45,000	45
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17 144A	40,000	41
	BWAY Holding Co., 10.00%, 6/15/18 144A	15,000	16
	Cascades, Inc., 7.875%, 1/15/20	60,000	60
	CF Industries, Inc., 6.875%, 5/1/18	45,000	46

Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
Basic Materials continued
CF Industries, Inc., 7.125%, 5/1/20	40,000	41
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17 144A	30,000	30
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19 144A	30,000	30
CONSOL Energy, Inc., 8.00%, 4/1/17 144A	105,000	108
CONSOL Energy, Inc., 8.25%, 4/1/20 144A	55,000	57
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	185,000	203
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	15,000	16
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	35,000	39
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	53
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	50,000	49
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	85,000	77
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	65,000	61
Huntsman International LLC, 5.50%, 6/30/16 144A	35,000	31
Huntsman International LLC, 8.625%, 3/15/20 144A	20,000	19
LBI Escrow Corp., 8.00%, 11/1/17 144A	65,000	67
Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	45
NewPage Corp., 10.00%, 5/1/12	120,000	65
NewPage Corp., 11.375%, 12/31/14	185,000	168
Novelis, Inc., 7.25%, 2/15/15	162,000	156
Patriot Coal Corp., 8.25%, 4/30/18	25,000	24
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	70,000	68
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 5/15/18 144A	65,000	64
Severstal Columbus LLC, 10.25%, 2/15/18 144A	65,000	67
Solutia, Inc., 7.875%, 3/15/20	30,000	30
Steel Dynamics, Inc., 7.375%, 11/1/12	70,000	72
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	25,000	25
Texas Industries, Inc., 7.25%, 7/15/13	35,000	34
United States Steel Corp., 7.375%, 4/1/20	65,000	64
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	80,000	76

Total		2,344

Building Materials (0.1%)

Cemex Finance LLC, 9.50%, 12/14/16 144A	100,000	97
Headwaters, Inc., 11.375%, 11/1/14	25,000	25
KB Home, 7.25%, 6/15/18	40,000	35
KB Home, 9.10%, 9/15/17	50,000	49
Lennar Corp., 6.95%, 6/1/18 144A	115,000	100

Total		306

Capital Goods (0.2%)

Ashtead Capital, Inc., 9.00%, 8/15/16 144A	15,000	15
Case New Holland, Inc., 7.875%, 12/1/17 144A	135,000	136
The Manitowoc Co., Inc., 9.50%, 2/15/18	30,000	30
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	123,000	122
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	70,000	75

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  159

Asset Allocation Portfolio

Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
Capital Goods continued
Terex Corp., 8.00%, 11/15/17	55,000	51
United Rentals North America, Inc., 10.875%, 6/15/16	70,000	75

Total		504

Consumer Products/Retailing (0.4%)

Hanesbrands, Inc., 8.00%, 12/15/16	25,000	25
J.C. Penney Co., Inc., 7.40%, 4/1/37	55,000	55
J.C. Penney Corp., 5.75%, 2/15/18	50,000	50
Levi Strauss & Co., 7.625%, 5/15/20 144A	40,000	39
Levi Strauss & Co., 8.875%, 4/1/16	35,000	36
Limited Brands, Inc., 8.50%, 6/15/19	75,000	81
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	50,000	50
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	85,000	81
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	50,000	51
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	20
Revlon Consumer Products Corp., 9.75%, 11/15/15 144A	50,000	51
Rite Aid Corp., 7.50%, 3/1/17	56,000	50
Rite Aid Corp., 9.375%, 12/15/15	45,000	37
Rite Aid Corp., 10.25%, 10/15/19	20,000	20
Rite Aid Corp., 10.375%, 7/15/16	35,000	35
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	40,000	41
SUPERVALU, Inc., 8.00%, 5/1/16	65,000	64
Tops Markets LLC, 10.125%, 10/15/15 144A	60,000	62
Toys R US Property Co. LLC, 8.50%, 12/1/17 144A	60,000	62
Toys R US Property Co. LLC, 10.75%, 7/15/17 144A	60,000	66

Total		976

Energy (1.4%)

ATP Oil & Gas Corp., 11.875%, 5/1/15 144A	65,000	47
Basic Energy Services, Inc., 7.125%, 4/15/16	30,000	25
Basic Energy Services, Inc., 11.625%, 8/1/14	25,000	27
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	57
Chesapeake Energy Corp., 9.50%, 2/15/15	50,000	55
Cimarex Energy Co., 7.125%, 5/1/17	80,000	80
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	65,000	65
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	20,000	20
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/1/17 144A	20,000	20
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	31
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	70,000	71
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	59
Continental Resources, Inc., 7.375%, 10/1/20 144A	25,000	25
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	55,000	55
Denbury Resources, Inc., 8.25%, 2/15/20	50,000	52
El Paso Corp., 7.00%, 6/15/17	25,000	25
El Paso Corp., 7.25%, 6/1/18	65,000	65
El Paso Corp., 7.75%, 1/15/32	90,000	89
El Paso Corp., 8.25%, 2/15/16	35,000	37
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	20,000	20
Forest Oil Corp., 7.25%, 6/15/19	90,000	87
Forest Oil Corp., 8.50%, 2/15/14	35,000	36

Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	92
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	65,000	64
Key Energy Services, Inc., 8.375%, 12/1/14	85,000	84
Linn Energy LLC, 9.875%, 7/1/18	55,000	58
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	75,000	77
Mariner Energy, Inc., 8.00%, 5/15/17	34,000	37
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18 144A	20,000	20
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	100,000	97
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	50,000	52
Newfield Exploration Co., 6.875%, 2/1/20	105,000	102
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	105,000	107
OPTI Canada, Inc., 7.875%, 12/15/14	40,000	35
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	117
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	20,000	20
Petrohawk Energy Corp., 7.875%, 6/1/15	35,000	35
Petrohawk Energy Corp., 10.50%, 8/1/14	25,000	27
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	110
Pioneer Natural Resources Co., 7.50%, 1/15/20	70,000	72
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	53
Plains Exploration & Production Co., 7.625%, 6/1/18	65,000	64
Plains Exploration & Production Co., 7.75%, 6/15/15	40,000	40
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	56
Range Resources Corp., 7.25%, 5/1/18	10,000	10
Range Resources Corp., 7.50%, 5/15/16	15,000	15
Rosetta Resources, Inc., 9.50%, 4/15/18 144A	45,000	45
Sabine Pass LNG LP, 7.50%, 11/30/16	55,000	46
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	33
SandRidge Energy, Inc., 8.75%, 1/15/20 144A	70,000	66
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	65,000	66
SESI LLC, 6.875%, 6/1/14	85,000	83
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	25,000	25
Swift Energy Co., 8.875%, 1/15/20	65,000	64
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	76

Total		2,996

Financials (1.0%)

Ally Financial, Inc., 8.00%, 3/15/20 144A	145,000	142
Ally Financial, Inc., 8.00%, 11/1/31	168,000	155
Ally Financial, Inc., 8.30%, 2/12/15 144A	85,000	86
American General Finance Corp., 5.40%, 12/1/15	55,000	43
Bank of America Corp., 8.125%, 12/31/49	25,000	24
CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	60,000	62
CIT Group, Inc., 7.00%, 5/1/16	100,000	91
CIT Group, Inc., 7.00%, 5/1/17	160,000	144
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	64
E*TRADE Financial Corp., 0.00%, 8/31/19	100,000	114
E*TRADE Financial Corp., 7.875%, 12/1/15	100,000	90

The Accompanying Notes are an Integral Part of the Financial Statements.

160  Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
	Financials continued
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 144A	110,000	107
	International Lease Finance Corp., 5.25%, 1/10/13	60,000	55
	International Lease Finance Corp., 5.875%, 5/1/13	30,000	28
	International Lease Finance Corp., 6.375%, 3/25/13	60,000	56
	International Lease Finance Corp., 8.625%, 9/15/15 144A	90,000	85
	International Lease Finance Corp., 8.75%, 3/15/17 144A	175,000	166
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	7
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	5
	SLM Corp., 5.375%, 1/15/13	10,000	10
	SLM Corp., 5.375%, 5/15/14	35,000	32
	SLM Corp., 5.45%, 4/25/11	110,000	111
	SLM Corp., 8.00%, 3/25/20	145,000	127
	SLM Corp., 8.45%, 6/15/18	155,000	143
	Wells Fargo & Co., 7.98%, 12/31/49	40,000	41
	Wells Fargo Capital XIII, 7.70%, 12/31/49	125,000	126

	Total		2,114

	Foods (0.2%)

	Bumble Bee Foods LLC, 7.75%, 12/15/15 144A	35,000	35
	Constellation Brands, Inc., 7.25%, 9/1/16	90,000	91
	Constellation Brands, Inc., 8.375%, 12/15/14	40,000	43
	Cott Beverages, Inc., 8.375%, 11/15/17 144A	70,000	71
	Dole Food Co., 8.00%, 10/1/16 144A	50,000	50
	Dole Food Co., 13.875%, 3/15/14	30,000	35
	Michael Foods, Inc., 9.75%, 7/15/18 144A	15,000	15
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	65,000	68
	Smithfield Foods, Inc., 7.75%, 7/1/17	30,000	29
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	35,000	39
	TreeHouse Foods, Inc., 7.75%, 3/1/18	35,000	36

	Total		512

	Gaming/Leisure/Lodging (0.6%)

	AMC Entertainment, Inc., 8.75%, 6/1/19	65,000	65
	AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	57
	Cinemark USA, Inc., 8.625%, 6/15/19	25,000	25
	Corrections Corp. of America, 7.75%, 6/1/17	80,000	83
	Felcor Lodging LP, 10.00%, 10/1/14	50,000	52
	The Geo Group, Inc., 7.75%, 10/15/17 144A	45,000	45
	Harrah’s Operating Co., 10.00%, 12/15/18	73,000	60
	Harrah’s Operating Co., 11.25%, 6/1/17	180,000	189
	Harrah’s Operating Co., 12.75%, 4/15/18 144A	115,000	110
	The Hertz Corp., 8.875%, 1/1/14	60,000	61
	MGM Resorts International, 6.75%, 9/1/12	30,000	28
	MGM Resorts International, 7.50%, 6/1/16	145,000	114
	MGM Resorts International, 9.00%, 3/15/20 144A	50,000	51
	MGM Resorts International, 11.125%, 11/15/17	70,000	77
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	20,000	20
	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	68
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	41
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17 144A	25,000	26

	Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
	Gaming/Leisure/Lodging continued
	Pinnacle Entertainment, Inc., 8.75%, 5/15/20 144A	55,000	51
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	26
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	53
	Universal City Development Partners, Ltd., 8.875%, 11/15/15 144A	40,000	40
	Universal City Development Partners, Ltd., 10.875%, 11/15/16 144A	20,000	20
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20 144A	65,000	65

	Total		1,427

	Health Care/Pharmaceuticals (0.8%)
	Accellent, Inc., 8.375%, 2/1/17 144A	50,000	49
	Accellent, Inc., 10.50%, 12/1/13	30,000	30
	American Renal Holdings, 8.375%, 5/15/18 144A	35,000	35
	Apria Healthcare Group, Inc., 12.375%, 11/1/14 144A	50,000	53
(c)	Biomet, Inc., 10.375%, 10/15/17	110,000	118
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	65,000	68
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	25,000	25
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	100,000	103
	DaVita, Inc., 7.25%, 3/15/15	85,000	85
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16 144A	35,000	34
	HCA, Inc., 7.25%, 9/15/20	30,000	30
	HCA, Inc., 7.875%, 2/15/20	50,000	52
	HCA, Inc., 8.50%, 4/15/19	50,000	53
	HCA, Inc., 9.25%, 11/15/16	88,000	93
(c)	HCA, Inc., 9.625%, 11/15/16	91,000	97
	HCA, Inc., 9.875%, 2/15/17	10,000	11
	Health Management Associates, Inc., 6.125%, 4/15/16	85,000	81
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	20
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	45,000	46
	Omnicare, Inc., 7.75%, 6/1/20	40,000	41
	Patheon, Inc., 8.625%, 4/15/17 144A	30,000	30
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	35,000	35
	Radnet Management, Inc., 10.375%, 4/1/18 144A	50,000	45
	Select Medical Corp., 7.625%, 2/1/15	45,000	42
	Service Corp. International, 6.75%, 4/1/16	60,000	60
	Service Corp. International, 7.375%, 10/1/14	15,000	15
	Service Corp. International, 8.00%, 11/15/21	40,000	40
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 144A	75,000	80
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	105,000	111
	US Oncology, Inc., 9.125%, 8/15/17	60,000	62
	Valent Pharmaceuticals International, 7.625%, 3/15/20 144A	35,000	41
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	55,000	53

	Total		1,738

	Media (1.1%)

	Allbritton Communications Co., 8.00%, 5/15/18 144A	65,000	64
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	45
	Cablevision Systems Corp., 8.00%, 4/15/20	15,000	15

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio   161

Asset Allocation Portfolio

	Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
	Media continued
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	87,818	102
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18 144A	20,000	20
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20 144A	90,000	92
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	130,000	130
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 144A	80,000	80
	CSC Holdings LLC, 8.625%, 2/15/19	35,000	37
	CSC Holdings, Inc., 7.875%, 2/15/18	132,000	135
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	79
	DISH DBS Corp., 7.125%, 2/1/16	85,000	85
	DISH DBS Corp., 7.875%, 9/1/19	260,000	270
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	45,000	45
	Intelsat Corp., 9.25%, 8/15/14	55,000	56
	Intelsat Jackson Holdings, Ltd., 8.50%, 11/1/19 144A	75,000	76
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	100,000	107
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	10,000	10
	Lamar Media Corp., 6.625%, 8/15/15	90,000	86
	Lamar Media Corp., 7.875%, 4/15/18 144A	15,000	15
	The McClatchy Co., 11.50%, 2/15/17 144A	45,000	46
	Media General, Inc., 11.75%, 2/15/17 144A	75,000	76
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	25,000	24
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	35,000	34
(e)	Nielsen Finance LLC/Nielsen Finance Co., 0.00%, 8/1/16	30,000	29
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	30,000	33
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14	35,000	38
	QVC, Inc., 7.375%, 10/15/20 144A	55,000	53
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	54
	Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	65,000	65
	Sirius XM Radio, Inc., 8.75%, 4/1/15 144A	45,000	44
	Sun Media Corp., 7.625%, 2/15/13	5,000	5
	Univision Communications, Inc., 12.00%, 7/1/14 144A	45,000	48
	UPC Germany GmbH, 8.125%, 12/1/17 144A	120,000	118
	Virgin Media Finance PLC, 9.50%, 8/15/16	60,000	63
	Virgin Media Finance PLC., 8.375%, 10/15/19	50,000	51
	WMG Acquisition Corp., 9.50%, 6/15/16	40,000	43
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	30,000	32

	Total		2,405

	Real Estate (0.1%)

	Colonial Realty LP, 6.05%, 9/1/16	20,000	19
	DuPont Fabros Technology LP, 8.50%, 12/15/17 144A	85,000	87
	iStar Financial, Inc., 5.15%, 3/1/12	75,000	62
	iStar Financial, Inc., 8.625%, 6/1/13	30,000	24

	Total		192

	Services (0.1%)

	ARAMARK Corp., 8.50%, 2/1/15	100,000	101

	Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
	Services continued
	Live Nation Entertainment, Inc., 8.125%, 5/15/18 144A	10,000	10
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	40,000	41

	Total		152

	Technology (0.3%)

	Amkor Technology, Inc., 7.375%, 5/1/18 144A	35,000	34
	First Data Corp., 9.875%, 9/24/15	160,000	122
(c)	First Data Corp., 10.55%, 9/24/15	90,000	66
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	68,176	61
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	80,000	79
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	85,000	87
	Iron Mountain, Inc., 8.00%, 6/15/20	115,000	117
	Iron Mountain, Inc., 8.375%, 8/15/21	40,000	41
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	50,000	47
	SunGard Data Systems, Inc., 10.625%, 5/15/15	65,000	69
	West Corp., 11.00%, 10/15/16	30,000	30

	Total		753

	Telecommunications (1.0%)

	Cincinnati Bell, Inc., 8.25%, 10/15/17	90,000	84
	Cincinnati Bell, Inc., 8.75%, 3/15/18	75,000	68
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	150,000	149
	Cricket Communications, Inc., 7.75%, 5/15/16	65,000	66
	Cricket Communications, Inc., 10.00%, 7/15/15	70,000	73
	Crown Castle International Corp., 7.125%, 11/1/19	75,000	73
	Crown Castle International Corp., 9.00%, 1/15/15	15,000	16
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	35,000	35
	Digicel Group, Ltd., 10.50%, 4/15/18 144A	30,000	31
	Equinix, Inc., 8.125%, 3/1/18	85,000	87
	Frontier Communications Corp., 8.125%, 10/1/18	75,000	74
	Frontier Communications Corp.,
	9.00%, 8/15/31	45,000	42
	GCI, Inc., 8.625%, 11/15/19 144A	85,000	85
	Level 3 Financing, Inc., 10.00%, 2/1/18 144A	35,000	31
	MetroPCS Wireless, Inc., 9.25%, 11/1/14	85,000	88
	New Communications Holdings, Inc., 8.25%, 4/15/17 144A	40,000	40
	New Communications Holdings, Inc., 8.50%, 4/15/20 144A	85,000	85
	New Communications Holdings, Inc., 8.75%, 4/15/22 144A	85,000	85
	Nextel Communications, Inc., 6.875%, 10/31/13	65,000	63
	NII Capital Corp., 8.875%, 12/15/19	40,000	40
	PAETEC Holding Corp., 8.875%, 6/30/17 144A	30,000	30
	Qwest Communications International, Inc., 7.125%, 4/1/18 144A	65,000	65
	Qwest Communications International, Inc., 8.00%, 10/1/15 144A	75,000	77
	Qwest Corp., 8.375%, 5/1/16	10,000	11
	SBA Telecommunications, Inc., 8.00%, 8/15/16 144A	50,000	52
	SBA Telecommunications, Inc., 8.25%, 8/15/19 144A	35,000	37
	Sprint Capital Corp., 6.90%, 5/1/19	125,000	113

The Accompanying Notes are an Integral Part of the Financial Statements.

162  Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.9%)	Shares/ $ Par	Value $ (000’s)
	Telecommunications continued
	Sprint Nextel Corp., 6.00%, 12/1/16	120,000	108
	Sprint Nextel Corp., 8.375%, 8/15/17	160,000	160
	ViaSat, Inc., 8.875%, 9/15/16	15,000	15
	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	75,000	68
	Windstream Corp., 7.00%, 3/15/19	55,000	51
	Windstream Corp., 7.875%, 11/1/17	70,000	68
	Windstream Corp., 8.625%, 8/1/16	95,000	96

	Total		2,266

	Transportation (0.1%)

	Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	95,000	97
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	35,000	36
	Teekay Corp., 8.50%, 1/15/20	20,000	20

	Total		153

	Utilities (0.6%)

	The AES Corp., 7.75%, 10/15/15	25,000	25
	The AES Corp., 8.00%, 10/15/17	95,000	96
	The AES Corp., 8.00%, 6/1/20	85,000	85
	CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	22
	CMS Energy Corp., 6.25%, 2/1/20	105,000	100
	CMS Energy Corp., 8.75%, 6/15/19	55,000	61
	Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	55
	Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	36
	Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	45
	Dynegy Holdings, Inc., 8.375%, 5/1/16	60,000	47
	Edison Mission Energy, 7.00%, 5/15/17	90,000	58
	Edison Mission Energy, 7.20%, 5/15/19	99,000	61
	Edison Mission Energy, 7.50%, 6/15/13	55,000	47
	Elwood Energy LLC, 8.159%, 7/5/26	78,914	75
	Energy Future Holdings Corp., 10.00%, 1/15/20 144A	20,000	20
	Energy Future Holdings Corp., 10.875%, 11/1/17	105,000	78
	Mirant Americas Generation LLC, 8.50%, 10/1/21	65,000	60
	NRG Energy, Inc., 7.375%, 2/1/16	75,000	75
	NRG Energy, Inc., 7.375%, 1/15/17	66,000	65
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	71
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	180,000	119
	Total		1,301

	Total Below Investment Grade Segment (Cost: $21,502)		21,738

	Short-Term Investments (13.2%)

	Commercial Banks Non-US (1.4%)

(b)	Barclays US Funding LLC, 0.18%, 7/8/10	3,000,000	3,000

	Total		3,000

	Energy (1.4%)

	Sempra Global, 0.42%, 7/1/10	3,000,000	3,000

	Total		3,000

	Short-Term Investments (13.2%)	Shares/ $ Par	Value $ (000’s)
	Federal Government & Agencies (3.4%)

	Federal Home Loan Bank , 0.10%, 8/18/10	6,000,000	5,999
	Federal Home Loan Bank , 0.19%, 8/20/10	1,400,000	1,400

	Total		7,399

	Finance Services (2.7%)

(b)	Alpine Securitization, 0.33%, 7/6/10	3,000,000	3,000
(b)	Ciesco LLC, 0.30%, 7/7/10	3,000,000	2,999

	Total		5,999

	Short Term Business Credit (1.4%)

(b)	Atlantic Asset Securitization Co. LLC, 0.33%, 8/2/10	3,000,000	2,999

	Total		2,999

	Utilities (2.9%)

(b)	American Electric Power Co., Inc., 0.39%, 7/9/10	3,000,000	3,000
	Public Service Electric & Gas Co., 0.28%, 7/1/10	3,400,000	3,400

	Total		6,400

	Total Short-Term Investments (Cost: $28,797)		28,797

	Total Investments (99.0%) (Cost: $212,013)(a)		216,404

	Other Assets, Less Liabilities (1.0%)		2,156

	Net Assets (100.0%)		218,560

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  163

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010 the value of these securities (in thousands) was, $12,565 representing 5.75% of the net assets.

IO — Interest Only Security GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $212,013 and the net unrealized appreciation of investments based on that cost was $4,391 which is comprised of $15,373 aggregate gross unrealized appreciation and $10,982 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2010, $1,534)	4	9/10	$(114)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2010, $3,176)	12	9/10	(96)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at June 30, 2010, $124)	1	9/10	4
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $1,433)	12	9/10	(38)
US Two Year Treasury Note (Short) (Total Notional Value at June 30, 2010, $13,060)	60	9/10	(70)

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on June 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	260	9/10	$—	$(4)	$(4)
Sell	Barclays Bank PLC	AUD	260	9/10	7	—	7

					$7	$(4)	$3

AUD — Australian Dollar

(j)	Swap agreements outstanding on June 30, 2010.

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3 Month USD- LIBOR - 21 Bps	5/11	9,000	$ 972
Credit Suisse International	Russell 1000 Value Index	3-Month USD LIBOR - 2 Bps	Russell 1000 Value Index Total Return	2/11	27,689	(1,961)
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 17 Bps	2/11	27,211	1,842

The Accompanying Notes are an Integral Part of the Financial Statements.

164  Asset Allocation Portfolio

Asset Allocation Portfolio

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell Midcap Value Index	3 Month USD- LIBOR - 9 Bps	Russell Midcap Value Index Total Return	5/11	8,999	$(1,021)
Goldman Sachs International	MSCI Daily Net EAFE Index	3 Month USD- LIBOR - 25 Bps	MSCI Daily Net EAFE Index Total Return	8/10	21,532	(342)
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3 Month USD - LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	141	(16)

						$(526)

(k)	Cash and securities with an aggregate value of $8,723 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2010.

(n)	At June 30, 2010 portfolio securities with an aggregate value of $195 (in thousands) were valued with reference to securities whose values are more readily available.

(p)	Restricted securities (excluding 144A issues) on June 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Charter Communications, Inc.—Class A (2,273 restricted shares)	11/30/09	$57	$80	0.04%

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2010. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$98,177	$-	$-
Foreign Common Stocks	13,845	-	-
Preferred Stocks	22	-	-
US Government & Agency Bonds	-	18,774	-
Foreign Bonds	-	1,852	-
Municipal Bonds	-	137	-
Corporate Bonds	-	34,779	-
Structured Products	-	20,021	-
Short-Term Investments	-	28,797	-
Other Financial Instruments^	4	2,821	-
Liabilities:
Other Financial Instruments^	(318)	(3,344)	-
Total	$111,730	$103,837	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio   165

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2010 (unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Investments, at Value (1)	$459,703	$251,610	$335,342	$46,681	$1,346,257
Cash & Cash Equivalents	2,287	—	19	130	—
Foreign Currency, at Value (2)	—	—	—	—	—
Collateral for Derivative Positions	—	—	—	—	—
Receivables:
Portfolio Shares Sold	—	—	—	—	—
Investment Securities Sold	1,251	828	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Sold	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—
Prepaid Expenses and Other Assets	2	1	1	—	6
Dividends and Interest	496	10	425	84	2,112

Total Assets	463,739	252,449	335,787	46,895	1,348,375

Liabilities
Payables:
Portfolio Shares Redeemed	—	—	—	—	—
Investment Securities Purchased	2,604	353	—	229	236
Futures Variation Margin	139	—	—	—	226
Outstanding Options Written, at Value	—	—	—	—	—
Securities Sold Short, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Purchased	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Collateral for Securities on Loan (3)	—	—	—	—	—
Investment Advisory Fees	192	185	143	34	256
Accrued Expenses	23	18	20	13	33

Total Liabilities	2,958	556	163	276	751

Net Assets	$460,781	$251,893	$335,624	$46,619	$1,347,624

Represented By:
Aggregate Paid in Capital (8), (9)	$499,420	$257,478	$468,464	$62,667	$1,273,159
Undistributed Net Investment Income (Loss)	6,287	(10)	6,558	195	42,464
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(45,823)	(13,145)	(128,689)	(15,727)	19,539
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	1,851	7,570	(10,709)	(516)	13,995
Futures Contracts	(954)	—	—	—	(1,533)
Options Written	—	—	—	—	—
Short Sales	—	—	—	—	—
Swap Contracts	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—

Net Assets for Shares Outstanding (9)	$460,781	$251,893	$335,624	$46,619	$1,347,624

Net Asset Value, Offering and Redemption Price per Share	$1.72	$1.53	$1.01	$0.63	$2.18

(1) Investments, at Cost	$457,852	$244,040	$346,051	$47,197	$1,332,262
(2) Foreign Currency, at Cost	—	—	—	—	—
(3) Securities on Loan	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Proceeds Received from Short Sales	—	—	—	—	—
(6) Premiums Paid on Swap Contracts	—	—	—	—	—
(7) Premiums Received from Swap Contracts	—	—	—	—	—
(8) Shares Outstanding	267,267	164,339	332,142	74,469	619,516
(9) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

166  Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$47,144	$333,271	$200,856	$762,787	$379,656	$95,489	$331,757	$33,372	$295,262
—	7,523	49	—	—	57	—	179	202
—	—	—	—	—	1	—	—	—
126	—	—	—	—	—	1,240	620	—
—	—	—	—	—	—	—	—	—
5,107	2,228	40	3,658	2,040	1,787	4,814	142	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	66	—	—	—
—	—	—	—	—	—	—	—	—
—	1	1	4	1	—	1	—	1
77	1,224	381	387	429	274	96	31	507

52,454	344,247	201,327	766,836	382,126	97,674	337,908	34,344	295,972

—	—	—	—	—	—	—	—	—
5,391	8,724	426	1,249	3,068	1,803	2,738	367	410
12	—	—	25	148	—	11	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	1,074	325	—
—	—	—	—	—	67	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
32	179	124	389	91	75	179	5	241
13	20	17	29	22	19	26	14	24

5,448	8,923	567	1,692	3,329	1,964	4,028	711	675

$47,006	$335,324	$200,760	$765,144	$378,797	$95,710	$333,880	$33,633	$295,297

$62,555	$475,722	$246,579	$859,161	$388,746	$119,884	$459,383	$38,663	$300,179
516	12,615	5,646	3,233	6,766	2,108	2,097	225	2,896
(12,318)	(156,278)	(18,395)	(54,659)	9,263	(26,659)	(175,388)	(1,172)	(11,651)
(3,702)	3,265	(33,071)	(42,185)	(23,579)	378	48,947	(3,758)	3,873
(45)	—	—	(406)	(2,399)	—	(85)	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	(1,074)	(325)	—
—	—	1	—	—	(1)	—	—	—

$47,006	$335,324	$200,760	$765,144	$378,797	$95,710	$333,880	$33,633	$295,297

$0.62	$0.74	$0.99	$2.43	$1.16	$0.97	$1.39	$0.76	$1.34

$50,846	$330,006	$233,927	$804,972	$403,235	$95,111	$282,810	$37,130	$291,389
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
76,244	452,527	202,181	314,883	325,994	98,718	239,566	44,195	219,576
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities   167

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2010 (unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Investments, at Value (1)	$224,260	$48,554	$1,122,861	$97,278	$533,425
Cash & Cash Equivalents	14,825	765	—	53	—
Foreign Currency, at Value (2)	37	34	346	69	—
Collateral for Derivative Positions	—	—	—	—	—
Receivables:
Portfolio Shares Sold	—	—	—	—	—
Investment Securities Sold	—	408	—	1,149	10,144
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Sold	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—
Prepaid Expenses and Other Assets	—	—	5	1	3
Dividends and Interest	788	233	4,782	285	1,104

Total Assets	239,910	49,994	1,127,994	98,835	544,676

Liabilities
Payables:
Portfolio Shares Redeemed	—	—	—	—	—
Investment Securities Purchased	—	1,477	166	1,357	10,076
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Securities Sold Short, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Purchased	—	2	4	1	—
Collateral from Counterparty	—	—	—	—	—
Collateral for Securities on Loan (3)	—	—	—	—	—
Investment Advisory Fees	151	31	632	92	—
Accrued Expenses	99	40	93	60	—

Total Liabilities	250	1,550	895	1,510	10,076

Net Assets	$239,660	$48,444	$1,127,099	$97,325	$534,600

Represented By:
Aggregate Paid in Capital (8), (9)	$322,870	$66,874	$1,190,064	$107,422	$534,156
Undistributed Net Investment Income (Loss)	4,447	1,115	59,054	867	415
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(78,653)	(16,525)	(89,781)	(16,827)	29
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(9,004)	(3,019)	(32,260)	5,862	—
Futures Contracts	—	—	—	—	—
Options Written	—	—	—	—	—
Short Sales	—	—	—	—	—
Swap Contracts	—	—	—	—	—
Foreign Currency Transactions	—	(1)	22	1	—

Net Assets for Shares Outstanding (9)	$239,660	$48,444	$1,127,099	$97,325	$534,600

Net Asset Value, Offering and Redemption Price per Share	$0.99	$0.65	$1.45	$0.86	$1.00

(1) Investments, at Cost	$233,264	$51,573	$1,155,121	$91,416	$533,425
(2) Foreign Currency, at Cost	38	33	345	69	—
(3) Securities on Loan	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Proceeds Received from Short Sales	—	—	—	—	—
(6) Premiums Paid on Swap Contracts	—	—	—	—	—
(7) Premiums Received from Swap Contracts	—	—	—	—	—
(8) Shares Outstanding	240,988	73,963	778,509	112,612	534,571
(9) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

168  Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$113,661	$1,398,465	$134,032	$131,619	$306,030	$181,839	$2,187,281	$216,404
21	4,078	1,064	—	—	413	8,696	6
—	7	—	—	—	393	46	10
—	—	—	—	—	233	15,160	1,630
—	—	—	—	—	—	—	—
103	5,803	6,349	783	1,774	107	50,486	6,691
9	164	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	321	37,172	2,788
14	170	—	710	—	967	131	7
—	—	—	—	—	—	—	—
—	5	1	—	1	1	153	22
708	9,874	593	1,044	6,119	2,883	10,979	987

114,516	1,418,566	142,039	134,156	313,924	187,157	2,310,104	228,545

—	—	—	—	—	—	—	—
97	8,999	39,780	781	2,987	4,662	53,397	6,502
—	—	2	—	—	16	783	30
—	—	39	—	—	—	—	—
—	—	3,178	—	—	—	—	—
—	—	—	1,527	—	211	41,865	3,327
8	100	—	—	—	569	76	4
—	—	280	—	—	550	—	—
—	99,865	—	—	—	—	110,120	—
35	351	48	67	125	126	583	101
15	—	17	17	25	21	—	21

155	109,315	43,344	2,392	3,137	6,155	206,824	9,985

$114,361	$1,309,251	$98,695	$131,764	$310,787	$181,002	$2,103,280	$218,560

$110,391	$1,180,490	$91,058	$124,615	$320,821	$169,309	$2,197,448	$245,919
1,521	70,679	3,649	2,072	35,231	6,032	74,410	9,106
(142)	1,534	(1,815)	1,229	(49,462)	1,032	(199,979)	(40,019)
2,784	57,449	5,410	4,673	4,197	3,748	42,507	4,391
(199)	(970)	399	—	—	240	(6,540)	(314)
—	—	(4)	—	—	—	—	—
—	—	(2)	—	—	—	—	—
—	—	—	(1,527)	—	276	(4,613)	(526)
6	69	—	702	—	365	47	3

$114,361	$1,309,251	$98,695	$131,764	$310,787	$181,002	$2,103,280	$218,560

$1.05	$1.33	$1.14	$1.10	$0.71	$1.05	$1.26	$0.92

$110,877	$1,341,016	$128,622	$126,946	$301,833	$178,091	$2,144,774	$212,013
—	8	—	—	—	399	49	—
—	96,790	—	—	—	—	106,778	—
—	—	35	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	207	—	—
—	—	—	—	—	26	—	—
108,871	987,964	86,641	119,447	440,775	171,997	1,663,717	237,448
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities   169

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2010 (unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$30	$17	$6	$2	$23	$1
Dividends (1)	3,176	1,034	2,947	399	14,328	613

Total Income	3,206	1,051	2,953	401	14,351	614

Expenses
Investment Advisory Fees	1,117	1,036	825	189	1,470	174
Custodian Fees	7	6	6	4	14	5
Audit Fees	9	9	10	9	9	9
Other Expenses	19	11	15	4	39	4

Total Expenses	1,152	1,062	856	206	1,532	192

Less Waived Fees:
Paid by Affiliate	—	—	—	—	—	—
Paid Indirectly	—	—	—	—	—	—

Net Expenses	1,152	1,062	856	206	1,532	192

Net Investment Income (Loss)	2,054	(11)	2,097	195	12,819	422
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	8,771	1,329	2,381	(106)	16,606	(1,269)
Futures Contracts	267	—	(26)	—	(517)	(8)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—

Net Realized Gain (Loss) on Investments	9,038	1,329	2,355	(106)	16,089	(1,277)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(61,814)	(29,630)	(39,219)	(4,803)	(122,876)	(3,408)
Futures Contracts	(1,042)	—	(3)	—	(1,615)	(82)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(62,856)	(29,630)	(39,222)	(4,803)	(124,491)	(3,490)

Net Gain (Loss) on Investments	(53,818)	(28,301)	(36,867)	(4,909)	(108,402)	(4,767)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,764)	$(28,312)	$(34,770)	$(4,714)	$(95,583)	$(4,345)

(1) Net of Foreign Dividend Tax	$6	$63	$5	$5	$—	$4

The Accompanying Notes are an Integral Part of the Financial Statements.

170  Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$24	$23	$35	$32	$2	$23	$4	$7
5,292	2,547	3,124	2,723	1,239	737	159	2,595

5,316	2,570	3,159	2,755	1,241	760	163	2,602

1,017	689	2,194	514	417	995	42	1,359
4	5	8	14	19	12	18	4
9	10	10	9	9	9	9	9
14	9	28	16	7	19	3	18

1,044	713	2,240	553	452	1,035	72	1,390

—	—	—	—	—	—	(13)	—
—	—	—	—	—	—	—	—

1,044	713	2,240	553	452	1,035	59	1,390

4,272	1,857	919	2,202	789	(275)	104	1,212

15,460	880	17,213	8,126	11,160	22,176	303	5,136
—	—	298	1,780	—	814	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	143	223	—
—	(1)	—	—	76	—	—	—

15,460	879	17,511	9,906	11,236	23,133	526	5,136

(42,306)	(15,360)	(46,229)	(14,819)	(13,386)	(27,793)	(954)	(18,073)
—	—	(577)	(2,735)	—	(307)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	(1,387)	(265)	—
—	1	—	—	(50)	—	—	—

(42,306)	(15,359)	(46,806)	(17,554)	(13,436)	(29,487)	(1,219)	(18,073)

(26,846)	(14,480)	(29,295)	(7,648)	(2,200)	(6,354)	(693)	(12,937)

$(22,574)	$(12,623)	$(28,376)	$(5,446)	$(1,411)	$(6,629)	$(589)	$(11,725)

$59	$23	$9	$—	$5	$—	$—	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations   171

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2010 (unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$49	$—	$70	$1	$741	$1,683
Dividends (1)	3,337	988	25,370	1,285	—	—

Total Income	3,386	988	25,440	1,286	741	1,683

Expenses
Investment Advisory Fees	849	223	4,028	559	803	181
Custodian Fees	172	122	336	223	—	7
Audit Fees	11	10	10	10	—	11
Other Expenses	13	(3)	41	14	8	4

Total Expenses	1,045	352	4,415	806	811	203

Less Waived Fees:
Paid by Affiliate	—	(61)	(329)	(71)	(803)	—
Paid Indirectly	—	—	—	—	—	—

Net Expenses	1,045	291	4,086	735	8	203

Net Investment Income (Loss)	2,341	697	21,354	551	733	1,480
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	6,872	(1,544)	36,312	8,317	29	311
Futures Contracts	—	—	—	—	—	(332)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(152)	(22)	(390)	(130)	—	208

Net Realized Gain (Loss) on Investments	6,720	(1,566)	35,922	8,187	29	187

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(22,309)	(5,854)	(218,104)	(12,266)	—	1,365
Futures Contracts	—	—	—	—	—	(415)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(11)	(5)	(14)	—	—	6

Net Change in Unrealized Appreciation (Depreciation) of Investments	(22,320)	(5,859)	(218,118)	(12,266)	—	956

Net Gain (Loss) on Investments	(15,600)	(7,425)	(182,196)	(4,079)	29	1,143

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,259)	$(6,728)	$(160,842)	$(3,528)	$762	$2,623

(1) Net of Foreign Dividend Tax	$65	$37	$779	$41	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

172  Statements of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$24,588	$1,540	$2,075	$13,302	$5,061	$26,211	$2,099
—	—	—	13	—	5,273	765

24,588	1,540	2,075	13,315	5,061	31,484	2,864

1,863	240	339	686	641	3,277	627
—	5	9	10	26	—	23
—	13	9	11	13	—	10
14	5	5	16	5	27	8

1,877	263	362	723	685	3,304	668

—	—	—	—	—	—	(58)
—	—	—	—	—	—	—

1,877	263	362	723	685	3,304	610

22,711	1,277	1,713	12,592	4,376	28,180	2,254

1,302	1,706	368	7,331	1,050	27,954	3,615
2,520	399	—	—	2,321	4,365	461
—	68	—	—	108	—	—
—	—	(99)	—	159	(6,994)	(2,219)
445	—	1,534	—	660	359	22

4,267	2,173	1,803	7,331	4,298	25,684	1,879

42,819	7,865	1,423	(9,539)	559	(65,736)	(11,854)
(2,117)	528	—	—	(154)	(8,314)	(488)
—	1	—	—	(28)	—	—
—	(2)	—	—	(52)	—	—
—	—	(785)	—	90	(3,120)	(396)
69	—	342	—	255	36	1

40,771	8,392	980	(9,539)	670	(77,134)	(12,737)

45,038	10,565	2,783	(2,208)	4,968	(51,450)	(10,858)

$67,749	$11,842	$4,496	$10,384	$9,344	$(23,270)	$(8,604)

$—	$—	$—	$—	$—	$22	$3
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations  173

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,054	$4,233	$(11)	$(301)	$2,097	$4,462
Net Realized Gain (Loss) on Investments	9,038	(28,773)	1,329	(4,596)	2,355	(25,415)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(62,856)	173,682	(29,630)	80,443	(39,222)	108,889

Net Increase (Decrease) in Net Assets Resulting from Operations	(51,764)	149,142	(28,312)	75,546	(34,770)	87,936

Distributions to Shareholders from:
Net Investment Income	—	(5,283)	—	—	—	(6,039)
Net Realized Gain on Investments	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(5,283)	—	—	—	(6,039)

Capital Transactions:
Shares Sold	14,752	33,410	31,833	44,669	15,946	26,438
Reinvestment of Distributions Paid	—	5,283	—	—	—	6,039
Shares Redeemed	(37,742)	(60,818)	(16,574)	(26,820)	(25,361)	(45,230)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(22,990)	(22,125)	15,259	17,849	(9,415)	(12,753)

Total Increase (Decrease) in Net Assets	(74,754)	121,734	(13,053)	93,395	(44,185)	69,144
Net Assets
Beginning of Period	535,535	413,801	264,946	171,551	379,809	310,665

End of Period	$460,781	$535,535	$251,893	$264,946	$335,624	$379,809

Undistributed Net Investment Income (Loss)	$6,287	$4,233	$(10)	$—	$6,558	$4,462

Portfolio Share Transactions:
Shares Sold	7,677	21,914	18,628	31,433	14,153	28,406
Reinvestment of Distributions Paid	—	3,068	—	—	—	5,880
Shares Redeemed	(19,859)	(38,577)	(9,793)	(19,344)	(22,639)	(48,009)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(12,182)	(13,595)	8,835	12,089	(8,486)	(13,723)

The Accompanying Notes are an Integral Part of the Financial Statements.

174  Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

$195	$484	$12,819	$29,829	$422	$732	$4,272	$8,960
(106)	(5,528)	16,089	15,232	(1,277)	(5,375)	15,460	(39,777)
(4,803)	14,849	(124,491)	268,029	(3,490)	12,359	(42,306)	112,735

(4,714)	9,805	(95,583)	313,090	(4,345)	7,716	(22,574)	81,918

—	(431)	—	(35,642)	—	(744)	—	(10,489)
—	—	—	(35,809)	—	—	—	—

—	(431)	—	(71,451)	—	(744)	—	(10,489)

6,272	10,907	54,103	100,172	8,366	12,684	17,262	31,751
—	431	—	71,451	—	744	—	10,489
(1,970)	(3,063)	(88,948)	(166,820)	(2,480)	(3,505)	(21,011)	(33,578)

4,302	8,275	(34,845)	4,803	5,886	9,923	(3,749)	8,662

(412)	17,649	(130,428)	246,442	1,541	16,895	(26,323)	80,091

47,031	29,382	1,478,052	1,231,610	45,465	28,570	361,647	281,556

$46,619	$47,031	$1,347,624	$1,478,052	$47,006	$45,465	$335,324	$361,647

$195	$—	$42,464	$29,645	$516	$94	$12,615	$8,349

9,032	19,113	22,805	50,620	12,326	22,156	21,441	48,245
—	623	—	33,719	—	1,106	—	14,752
(2,879)	(5,313)	(37,502)	(82,937)	(3,679)	(6,021)	(26,233)	(51,880)

6,153	14,423	(14,697)	1,402	8,647	17,241	(4,792)	11,117

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets  175

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,857	$3,771	$919	$1,664	$2,202	$4,590
Net Realized Gain (Loss) on Investments	879	(11,028)	17,511	(50,013)	9,906	4,306
Net Change in Unrealized Appreciation (Depreciation) of Investments	(15,359)	47,891	(46,806)	256,563	(17,554)	102,417

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,623)	40,634	(28,376)	208,214	(5,446)	111,313

Distributions to Shareholders from:
Net Investment Income	—	(4,882)	—	(2,018)	—	(6,121)
Net Realized Gain on Investments	—	—	—	(924)	—	(11,203)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(4,882)	—	(2,942)	—	(17,324)

Capital Transactions:
Shares Sold	21,528	30,161	17,613	34,699	14,445	26,560
Reinvestment of Distributions Paid	—	4,882	—	2,942	—	17,324
Shares Redeemed	(11,861)	(18,720)	(55,505)	(107,127)	(30,330)	(57,260)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	9,667	16,323	(37,892)	(69,486)	(15,885)	(13,376)

Total Increase (Decrease) in Net Assets	(2,956)	52,075	(66,268)	135,786	(21,331)	80,613
Net Assets
Beginning of Period	203,716	151,641	831,412	695,626	400,128	319,515

End of Period	$200,760	$203,716	$765,144	$831,412	$378,797	$400,128

Undistributed Net Investment Income (Loss)	$5,646	$3,798	$3,233	$2,314	$6,766	$4,548

Portfolio Share Transactions:
Shares Sold	19,723	34,845	6,715	16,562	11,553	27,859
Reinvestment of Distributions Paid	—	5,002	—	1,277	—	16,374
Shares Redeemed	(10,949)	(21,224)	(21,272)	(51,079)	(24,539)	(58,822)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	8,774	18,623	(14,557)	(33,240)	(12,986)	(14,589)

The Accompanying Notes are an Integral Part of the Financial Statements.

176  Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

$789	$1,474	$(275)	$440	$104	$183	$1,212	$1,950
11,236	(30,731)	23,133	(64,741)	526	190	5,136	(12,862)
(13,436)	47,313	(29,487)	148,989	(1,219)	5,717	(18,073)	78,843

(1,411)	18,056	(6,629)	84,688	(589)	6,090	(11,725)	67,931

—	(933)	—	(839)	—	(993)	—	(2,183)
—	(867)	—	—	—	(4)	—	(9,226)

—	(1,800)	—	(839)	—	(997)	—	(11,409)

9,652	14,015	14,266	28,374	4,539	6,499	18,510	32,342
—	1,800	—	839	—	997	—	11,409
(7,516)	(11,767)	(23,918)	(47,522)	(1,033)	(3,047)	(20,416)	(32,162)

2,136	4,048	(9,652)	(18,309)	3,506	4,449	(1,906)	11,589

725	20,304	(16,281)	65,540	2,917	9,542	(13,631)	68,111

94,985	74,681	350,161	284,621	30,716	21,174	308,928	240,817

$95,710	$94,985	$333,880	$350,161	$33,633	$30,716	$295,297	$308,928

$2,108	$1,322	$2,097	$2,365	$225	$123	$2,896	$2,021

9,435	17,145	9,663	24,740	5,534	10,027	12,517	27,682
—	2,055	—	673	—	1,296	—	8,920
(7,357)	(14,232)	(16,306)	(40,985)	(1,267)	(4,726)	(13,960)	(27,624)

2,078	4,968	(6,643)	(15,572)	4,267	6,597	(1,443)	8,978

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets  177

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,341	$4,063	$697	$768	$21,354	$30,105
Net Realized Gain (Loss) on Investments	6,720	(42,481)	(1,566)	(4,622)	35,922	(115,353)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(22,320)	83,768	(5,859)	15,226	(218,118)	400,771

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,259)	45,350	(6,728)	11,372	(160,842)	315,523

Distributions to Shareholders from:
Net Investment Income	—	(1,402)	—	(686)	—	(50,033)
Net Realized Gain on Investments	—	—	—	—	—	(22,105)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(1,402)	—	(686)	—	(72,138)

Capital Transactions:
Shares Sold	22,379	30,508	5,286	8,121	65,379	99,711
Reinvestment of Distributions Paid	—	1,402	—	686	—	72,138
Shares Redeemed	(16,328)	(26,373)	(1,459)	(1,583)	(67,381)	(134,658)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	6,051	5,537	3,827	7,224	(2,002)	37,191

Total Increase (Decrease) in Net Assets	(7,208)	49,485	(2,901)	17,910	(162,844)	280,576
Net Assets
Beginning of Period	246,868	197,383	51,345	33,435	1,289,943	1,009,367

End of Period	$239,660	$246,868	$48,444	$51,345	$1,127,099	$1,289,943

Undistributed Net Investment Income (Loss)	$4,447	$2,106	$1,115	$393	$59,054	$37,700

Portfolio Share Transactions:
Shares Sold	21,291	33,939	7,342	12,697	41,214	66,687
Reinvestment of Distributions Paid	—	1,435	—	948	—	47,210
Shares Redeemed	(15,572)	(30,309)	(2,017)	(2,618)	(42,452)	(97,378)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	5,719	5,065	5,325	11,027	(1,238)	16,519

The Accompanying Notes are an Integral Part of the Financial Statements.

178  Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

$551	$1,080	$733	$3,850	$1,480	$2,957	$22,711	$49,428
8,187	(6,093)	29	2	187	(30)	4,267	9,606
(12,266)	46,537	—	487	956	2,596	40,771	39,411

(3,528)	41,524	762	4,339	2,623	5,523	67,749	98,445

—	(1,027)	(733)	(4,780)	—	(2,899)	—	(56,381)
—	—	—	(2)	—	(222)	—	—

—	(1,027)	(733)	(4,782)	—	(3,121)	—	(56,381)

15,028	27,211	125,083	241,667	18,736	28,318	108,277	160,685
—	1,027	733	4,782	—	3,121	—	56,381
(28,106)	(7,190)	(162,100)	(297,771)	(3,708)	(6,928)	(66,846)	(147,706)

(13,078)	21,048	(36,284)	(51,322)	15,028	24,511	41,431	69,360

(16,606)	61,545	(36,255)	(51,765)	17,651	26,913	109,180	111,424

113,931	52,386	570,855	622,620	96,710	69,797	1,200,071	1,088,647

$97,325	$113,931	$534,600	$570,855	$114,361	$96,710	$1,309,251	$1,200,071

$867	$316	$415	$415	$1,521	$40	$70,679	$47,968

16,602	37,881	125,083	240,737	18,056	27,428	84,193	128,289
—	1,221	733	4,782	—	3,043	—	45,468
(30,701)	(10,309)	(162,100)	(297,771)	(3,575)	(6,700)	(51,939)	(119,317)

(14,099)	28,793	(36,284)	(52,252)	14,481	23,771	32,254	54,440

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets   179

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,277	$2,354	$1,713	$2,011	$12,592	$22,140
Net Realized Gain (Loss) on Investments	2,173	(1,818)	1,803	585	7,331	(15,547)
Net Change in Unrealized Appreciation (Depreciation) of Investments	8,392	(7,249)	980	5,561	(9,539)	87,304

Net Increase (Decrease) in Net Assets Resulting from Operations	11,842	(6,713)	4,496	8,157	10,384	93,897

Distributions to Shareholders from:
Net Investment Income	—	(26)	—	(2,210)	—	(22,564)
Net Realized Gain on Investments	—	(9,904)	—	(172)	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(9,930)	—	(2,382)	—	(22,564)

Capital Transactions:
Shares Sold	10,608	24,519	25,618	37,352	21,603	32,992
Reinvestment of Distributions Paid	—	9,930	—	2,382	—	22,564
Shares Redeemed	(6,643)	(25,124)	(4,020)	(8,979)	(20,222)	(39,870)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	3,965	9,325	21,598	30,755	1,381	15,686

Total Increase (Decrease) in Net Assets	15,807	(7,318)	26,094	36,530	11,765	87,019
Net Assets
Beginning of Period	82,888	90,206	105,670	69,140	299,022	212,003

End of Period	$98,695	$82,888	$131,764	$105,670	$310,787	$299,022

Undistributed Net Investment Income (Loss)	$3,649	$2,372	$2,072	$359	$35,231	$22,638

Portfolio Share Transactions:
Shares Sold	10,099	22,226	23,782	35,989	30,815	54,356
Reinvestment of Distributions Paid	—	9,707	—	2,248	—	36,629
Shares Redeemed	(6,423)	(22,839)	(3,723)	(8,772)	(28,867)	(67,053)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	3,676	9,094	20,059	29,465	1,948	23,932

The Accompanying Notes are an Integral Part of the Financial Statements.

180  Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009

$4,376	$5,082	$28,180	$62,264	$2,254	$5,017
4,298	889	25,684	(90,792)	1,879	(12,235)
670	17,078	(77,134)	425,607	(12,737)	56,877

9,344	23,049	(23,270)	397,079	(8,604)	49,659

—	(3,670)	—	(92,223)	—	(6,196)
—	(2,401)	—	—	—	—

—	(6,071)	—	(92,223)	—	(6,196)

32,325	35,147	55,888	84,956	11,609	19,805
—	6,071	—	92,223	—	6,196
(6,387)	(6,597)	(131,877)	(274,197)	(16,899)	(36,650)

25,938	34,621	(75,989)	(97,018)	(5,290)	(10,649)

35,282	51,599	(99,259)	207,838	(13,894)	32,814

145,720	94,121	2,202,539	1,994,701	232,454	199,640

$181,002	$145,720	$2,103,280	$2,202,539	$218,560	$232,454

$6,032	$1,656	$74,410	$46,228	$9,106	$6,852

31,475	37,170	42,787	73,046	11,949	23,246
—	6,195	—	76,597	—	6,970
(6,194)	(7,235)	(101,428)	(239,581)	(17,442)	(45,015)

25,281	36,130	(58,641)	(89,938)	(5,493)	(14,799)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets  181

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Growth Stock Portfolio
2010(j)	$1.92	$0.01		$(0.21)	$(0.20)	$—		$—		$—		$1.72
2009	1.41	0.01		0.52	0.53	(0.02)		—		(0.02)		1.92
2008	2.49	0.02		(0.94)	(0.92)	(0.02)		(0.14)		(0.16)		1.41
2007	2.30	0.02		0.19	0.21	(0.02)		—		(0.02)		2.49
2006	2.11	0.02		0.19	0.21	(0.02)		—		(0.02)		2.30
2005	1.98	0.02		0.13	0.15	(0.02)		—		(0.02)		2.11
Focused Appreciation Portfolio
2010(j)	$1.70	$0.00	(e)	$(0.17)	$(0.17)	$—		$—		$—		$1.53
2009	1.20	0.00	(e)	0.50	0.50	—		—		—		1.70
2008	2.05	0.00	(e)	(0.80)	(0.80)	(0.01)		(0.04)		(0.05)		1.20
2007	1.62	0.01		0.42	0.43	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	2.05
2006	1.63	0.01		0.07	0.08	(0.01)		(0.08)		(0.09)		1.62
2005	1.43	—		0.25	0.25	—		(0.05)		(0.05)		1.63
Large Cap Core Stock Portfolio
2010(j)	$1.12	$0.01		$(0.12)	$(0.11)	$—		$—		$—		$1.01
2009	0.88	0.01		0.25	0.26	(0.02)		—		(0.02)		1.12
2008	1.45	0.02		(0.57)	(0.55)	(0.02)		—		(0.02)		0.88
2007	1.35	0.02		0.10	0.12	(0.02)		—		(0.02)		1.45
2006	1.22	0.02		0.12	0.14	(0.01)		—		(0.01)		1.35
2005	1.14	0.01		0.09	0.10	(0.02)		—		(0.02)		1.22
Large Cap Blend Portfolio
2010(j)	$0.69	$0.00	(e)	$(0.06)	$(0.06)	$—		$—		$—		$0.63
2009	0.55	0.01		0.14	0.15	(0.01)		—		(0.01)		0.69
2008	0.93	0.01		(0.38)	(0.37)	(0.01)		—		(0.01)		0.55
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)		(0.00	)(e)	(0.01)		0.93
Index 500 Stock Portfolio
2010(j)	$2.33	$0.02		$(0.17)	$(0.15)	$—		$—		$—		$2.18
2009	1.95	0.05		0 .45	0.50	(0.06)		(0.06)		(0.12)		2.33
2008	3.26	0.06		(1.22)	(1.16)	(0.06)		(0.09)		(0.15)		1.95
2007	3.26	0.06		0.12	0.18	(0.06)		(0.12)		(0.18)		3.26
2006	2.97	0.06		0.39	0.45	(0.05)		(0.11)		(0.16)		3.26
2005	2.94	0.05		0.08	0.13	(0.05)		(0.05)		(0.10)		2.97
Large Company Value Portfolio
2010(j)	$0.67	$0.01		$(0.06)	$(0.05)	$—		$—		$—		$0.62
2009	0.57	0.01		0.10	0.11	(0.01)		—		(0.01)		0.67
2008	0.93	0.02		(0.36)	(0.34)	(0.02)		(0.00	)(e)	(0.02)		0.57
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)		—		(0.01)		0.93
Domestic Equity Portfolio
2010(j)	$0.79	$0.01		$(0.06)	$(0.05)	$—		$—		$—		$0.74
2009	0.63	0.02		0.16	0.18	(0.02)		—		(0.02)		0.79
2008	1.15	0.03		(0.44)	(0.41)	(0.03)		(0.08)		(0.11)		0.63
2007	1.31	0.03		(0.11)	(0.08)	(0.02)		(0.06)		(0.08)		1.15
2006	1.13	0.02		0.17	0.19	—		(0.01)		(0.01)		1.31
2005	1.14	0.02		0.07	0.09	(0.02)		(0.08)		(0.10)		1.13
Equity Income Portfolio
2010(j)	$1.05	$0.01		$(0.07)	$(0.06)	$—		$—		$—		$0.99
2009	0.87	0.02		0.19	0.21	(0.03)		—		(0.03)		1.05
2008	1.38	0.03		(0.51)	(0.48)	(0.00	)(e)	(0.03)		(0.03)		0.87
2007	1.53	0.03		0.01	0.04	(0.03)		(0.16)		(0.19)		1.38
2006	1.33	0.02		0.24	0.26	(0.02)		(0.04)		(0.06)		1.53
2005	1.35	0.02		0.04	0.06	(0.02)		(0.06)		(0.08)		1.33

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2010. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

182  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(10.02)%	$460,781	—%	0.44	%(c)	0.79	%(c)	19.64%
37.17	535,535	—	0.44		0.92		50.16
(38.86)	413,801	—	0.43		0.88		38.18
9.20	748,329	—	0.42		0.84		36.62
9.57	735,055	—	0.43		0.94		36.05
7.71	702,526	—	0.43		0.78		31.74

(10.04)%	$251,893	—%	0.79	%(c)	(0.01	)%(c)	20.47%
42.47	264,946	—	0.79		(0.14)		23.61
(40.01)	171,551	—	0.78		(0.09)		67.79
26.84	230,437	—	0.80		0.44		57.89
4.88	138,581	—	0.81		0.38		61.84
17.00	132,679	—	0.82		0.18		45.20

(9.42)%	$335,624	—%	0.46	%(c)	1.12	%(c)	21.11%
29.33	379,809	—	0.46		1.35		42.82
(38.74)	310,665	—	0.44		1.35		50.12
9.12	556,895	—	0.43		1.30		43.86
11.49	535,453	—	0.44		1.25		39.39
8.46	494,020	—	0.44		1.15		32.23

(9.01)%	$46,619	—%	0.84	%(c)	0.79	%(c)	17.32%
27.40	47,031	—	0.85		1.33		39.32
(40.25)	29,382	0.87	0.85		1.15		59.53
(6.52)	34,935	0.89 (c)	0.85	(c)	0.95	(c)	22.41

(6.69)%	$1,347,624	—%	0.21	%(c)	1.74	%(c)	2.23%
26.40	1,478,052	—	0.20		2.34		5.70
(36.94)	1,231,610	—	0.20		2.12		4.10
5.43	2,088,835	—	0.20		1.89		4.44
15.62	2,081,399	—	0.20		1.78		4.47
4.72	1,903,641	—	0.20		1.68		5.36

(8.32)%	$47,006	—%	0.80	%(c)	1.75	%(c)	17.03%
20.70	45,465	—	0.80		2.11		26.95
(37.23)	28,570	0.81	0.80		2.41		26.04
(5.97)	32,695	0.85 (c)	0.80	(c)	2.03	(c)	16.92

(6.32)%	$335,324	—%	0.58	%(c)	2.36	%(c)	31.28%
29.52	361,647	—	0.59		2.99		67.19
(38.49)	281,556	—	0.57		2.89		60.11
(6.33)	439,896	—	0.56		2.37		38.86
16.56	409,836	—	0.58		1.99		31.59
8.04	273,934	—	0.60		1.77		35.19

(5.70)%	$200,760	—%	0.67	%(c)	1.75	%(c)	5.37%
24.58	203,716	—	0.67		2.27		12.49
(35.81)	151,641	—	0.67		2.61		28.82
3.26	212,428	—	0.67		1.93		41.94
19.15	200,507	—	0.67		1.88		15.50
4.19	132,923	—	0.68		1.76		16.01

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  183

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Mid Cap Growth Stock Portfolio
2010(j)	$2.52	$0.00	(e)	$(0.09)	$(0.09)	$—		$—		$—		$2.43
2009	1.92	0.00	(e)	0 .61	0.61	(0.01)		(0.00	)(e)	(0.01)		2.52
2008	3.68	0.01		(1.35)	(1.34)	(0.01)		(0.41)		(0.42)		1.92
2007	3.37	0.01		0.66	0.67	(0.03)		(0.33)		(0.36)		3.68
2006	3.30	0.03		0.12	0.15	—		(0.08)		(0.08)		3.37
2005	3.11	—		0.19	0.19	—		—		—		3.30
Index 400 Stock Portfolio
2010(j)	$1.18	$0.01		$(0.03)	$(0.02)	$—		$—		$—		$1.16
2009	0.90	0.01		0.32	0.33	(0.02)		(0.03)		(0.05)		1.18
2008	1.60	0.02		(0.55)	(0.53)	(0.02)		(0.15)		(0.17)		0.90
2007	1.59	0.02		0.10	0.12	(0.02)		(0.09)		(0.11)		1.60
2006	1.55	0.02		0.14	0.16	(0.02)		(0.10)		(0.12)		1.59
2005	1.46	0.02		0.15	0.17	(0.01)		(0.07)		(0.08)		1.55
Mid Cap Value Portfolio
2010(j)	$0.98	$0.01		$(0.02)	$(0.01)	$—		$—		$—		$0.97
2009	0.81	0.02		0.17	0.19	(0.01)		(0.01)		(0.02)		0.98
2008	1.28	0.01		(0.46)	(0.45)	—		(0.02)		(0.02)		0.81
2007	1.53	0.01		(0.02)	(0.01)	(0.01)		(0.23)		(0.24)		1.28
2006	1.45	0.02		0.20	0.22	(0.02)		(0.12)		(0.14)		1.53
2005	1.45	0.01		0.08	0.09	(0.01)		(0.08)		(0.09)		1.45
Small Cap Growth Stock Portfolio
2010(j)	$1.42	$0.00	(e)	$(0.03)	$(0.03)	$—		$—		$—		$1.39
2009	1.09	0.00	(e)	0.33	0.33	(0.00	)(e)	—		(0.00	)(e)	1.42
2008	2.37	0.00	(e)	(0.92)	(0.92)	(0.00	)(e)	(0.36)		(0.36)		1.09
2007	2.38	0.00	(e)	0.22	0.22	(0.00	)(e)	(0.23)		(0.23)		2.37
2006	2.53	—		0.18	0.18	—		(0.33)		(0.33)		2.38
2005	2.30	—		0.25	0.25	—		(0.02)		(0.02)		2.53
Index 600 Stock Portfolio
2010(j)	$0.77	$0.00	(e)	$(0.01)	$(0.01)	$—		$—		$—		$0.76
2009	0.64	0.01		0 .15	0.16	(0.03)		(0.00	)(e)	(0.03)		0.77
2008	0.93	0.01		(0.29)	(0.28)	—		(0.01)		(0.01)		0.64
2007(h)	1.00	—		(0.06)	(0.06)	—		(0.01)		(0.01)		0.93
Small Cap Value Portfolio
2010(j)	$1.40	$0.01		$(0.07)	$(0.06)	$—		$—		$—		$1.34
2009	1.14	0.01		0.30	0.31	(0.01)		(0.04)		(0.05)		1.40
2008	1.72	0.01		(0.45)	(0.44)	(0.01)		(0.13)		(0.14)		1.14
2007	1.84	0.01		(0.02)	(0.01)	(0.01)		(0.10)		(0.11)		1.72
2006	1.64	0.01		0.26	0.27	—		(0.07)		(0.07)		1.84
2005	1.58	0.01		0.10	0.11	(0.01)		(0.04)		(0.05)		1.64
International Growth Portfolio
2010(j)	$1.05	$0.01		$(0.07)	$(0.06)	$—		$—		$—		$0.99
2009	0.86	0.02		0.18	0.20	(0.01)		—		(0.01)		1.05
2008	1.82	0.03		(0.80)	(0.77)	(0.02)		(0.17)		(0.19)		0.86
2007	1.77	0.03		0.18	0.21	(0.02)		(0.14)		(0.16)		1.82
2006	1.48	0.02		0.29	0.31	—		(0.02)		(0.02)		1.77
2005	1.32	0 .01		0.23	0.24	(0.01)		(0.07)		(0.08)		1.48
Research International Core Portfolio
2010(j)	$0.75	$0.01		$(0.11)	$(0.10)	$—		$—		$—		$0.65
2009	0.58	0.01		0.17	0.18	(0.01)		—		(0.01)		0.75
2008	1.04	0.02		(0.46)	(0.44)	(0.01)		(0.01)		(0.02)		0.58
2007(h)	1.00	0.01		0.05	0.06	(0.01)		(0.01)		(0.02)		1.04

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2010. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

184  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(3.72)%	$765,144	—%		0.54	%(c)	0.22	%(c)	22.33%
32.09 (o)	831,412	—		0.54		0.23		39.73
(40.08)	695,626	—		0.53		0.20		43.67
20.70	1,294,703	—		0.52		0.26		66.20
4.40	1,183,484	—		0.52		0.77		72.15
6.14	1,252,702	—		0.52		0.13		83.42

(1.53)%	$378,797	—%		0.27	%(c)	1.07	%(c)	4.65%
37.00	400,128	—		0.26		1.35		13.40
(36.28)	319,515	—		0.26		1.50		15.94
7.93	558,136	—		0.26		1.44		24.49
10.04	533,740	—		0.26		1.42		12.43
12.37	490,626	—		0.26		1.26		18.63

(1.32)%	$95,710	—%		0.92	%(c)	1.61	%(c)	67.54%
23.24	94,985	—		0.94		1.91		207.63
(35.07)	74,681	—		0.89		1.01		50.78
(0.16)	114,455	—		0.87		0.66		41.37
14.49	131,016	—		0.87		1.26		43.75
5.46	97,557	—		0.87		0.61		31.15

(1.97)%	$333,880	—%		0.59	%(c)	(0.16	)%(c)	32.90%
31.17	350,161	—		0.59		0.15		111.08
(43.87)	284,621	—		0.57		0.01		146.28
9.54	543,986	—		0.55		0.13		143.29
6.68	528,612	—		0.55		0.08		82.48
11.18	503,008	—		0.56		(0.09)		69.50

(1.04)%	$33,633	0.43	%(c)	0.35	%(c)	0.61	%(c)	22.11%
25.17	30,716	0.45		0.35		0.78		51.96
(31.30)	21,174	0.55		0.35		1.38		71.09
(5.89)	24,039	0.51	(c)	0.35	(c)	2.02	(c)	51.76

(3.79)%	$295,297	—%		0.87	%(c)	0.76	%(c)	6.13%
28.18	308,928	—		0.86		0.76		21.11
(28.13)	240,817	—		0.87		0.87		22.94
(0.83)	337,973	—		0.86		0.80		33.39
16.55	324,973	—		0.86		0.66		21.70
7.21	245,041	—		0.87		0.63		17.74

(5.24)%	$239,660	—%		0.85	%(c)	1.90	%(c)	47.14%
23.16	246,868	—		0.85		1.95		218.24
(46.19)	197,383	0.80		0.79		1.96		134.71
12.62	353,426	—		0.78		1.61		105.82
21.48	272,882	—		0.86		1.14		82.62
18.00	167,550	—		0.95		1.01		70.60

(12.43)%	$48,444	1.39	%(c)	1.15	%(c)	2.75	%(c)	29.36%
30.82	51,345	1.69		1.15		1.94		64.57
(42.54)	33,435	1.69		1.15		2.27		77.80
5.49	47,347	1.71	(c)	1.15	(c)	1.38	(c)	45.53

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(o) Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the return would have been 31.99%.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  185

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
International Equity Portfolio
2010(j)	$1.65	$0.03		$(0.23)	$(0.20)	$—		$—		$—		$1.45
2009	1.32	0.04		0.39	0.43	(0.07)		(0.03)		(0.10)		1.65
2008	2.67	0.07		(1.16)	(1.09)	(0.05)		(0.21)		(0.26)		1.32
2007	2.33	0.07		0.35	0.42	(0.05)		(0.03)		(0.08)		2.67
2006	1.81	0.05		0.51	0.56	(0.04)		—		(0.04)		2.33
2005	1.65	0.04		0.15	0.19	(0.03)		—		(0.03)		1.81
Emerging Markets Equity Portfolio
2010(j)	$0.90	$0.01		$(0.05)	$(0.04)	$—		$—		$—		$0.86
2009	0.53	0.01		0.37	0.38	(0.01)		—		(0.01)		0.90
2008	1.24	0.02		(0.71)	(0.69)	(0.02)		(0.00	)(e)	(0.02)		0.53
2007(h)	1.00	0.01		0.23	0.24	(0.00	)(e)	—		(0.00	)(e)	1.24
Money Market Portfolio
2010(j)	$1.00	$0.00	(e)	$0.00 (e)	$0.00 (e)	$(0.00	)(e)	$—		$0.00	(e)	$1.00
2009	1.00	0.01		0.00 (e)	0.01	(0.01)		(0.00	)(e)	(0.01)		1.00
2008	1.00	0.03		0.00 (e)	0.03	(0.03)		(0.00	)(e)	(0.03)		1.00
2007	1.00	0.05		—	0.05	(0.05)		—		(0.05)		1.00
2006	1.00	0.05		—	0.05	(0.05)		—		(0.05)		1.00
2005	1.00	0.03		—	0.03	(0.03)		—		(0.03)		1.00
Short-Term Bond Portfolio
2010(j)	$1.02	$0.01		$0.02	$0.03	$—		$—		$—		$1.05
2009	0.99	0.04		0.02	0.06	(0.03)		(0.00	)(e)	(0.03)		1.02
2008	1.00	0.04		(0.01)	0.03	(0.04)		—		(0.04)		0.99
2007(h)	1.00	0.03		0.00 (e)	0.03	(0.03)		—		(0.03)		1.00
Select Bond Portfolio
2010(j)	$1.26	$0.02		$0.05	$0.07	$—		$—		$—		$1.33
2009	1.21	0.06		0.05	0.11	(0.06)		—		(0.06)		1.26
2008	1.23	0.06		(0.02)	0.04	(0.06)		—		(0.06)		1.21
2007	1.20	0.05		0.03	0.08	(0.05)		—		(0.05)		1.23
2006	1.20	0.05		—	0.05	(0.05)		—		(0.05)		1.20
2005	1.23	0.05		(0.03)	0.02	(0.04)		(0.01)		(0.05)		1.20
Long-Term U.S. Government Bond Portfolio
2010(j)	$1.00	$0.02		$0.12	$0.14	$—		$—		$—		$1.14
2009	1.22	0.03		(0.11)	(0.08)	(0.00	)(e)	(0.14)		(0.14)		1.00
2008	1.04	0.03		0.19	0.22	(0.02)		(0.02)		(0.04)		1.22
2007(h)	1.00	0.03		0.05	0.08	(0.03)		(0.01)		(0.04)		1.04
Inflation Protection Portfolio
2010(j)	$1.06	$0.02		$0.02	$0.04	$—		$—		$—		$1.10
2009	0.99	0.02		0.07	0.09	(0.02)		(0.00	)(e)	(0.02)		1.06
2008	1.04	0.05		(0.06)	(0.01)	(0.04)		(0.00	)(e)	(0.04)		0.99
2007(h)	1.00	0.03		0.04	0.07	(0.03)		—		(0.03)		1.04

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2010. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

186  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(12.52)%	$1,127,099	0.72	%(c),(f)	0.67	%(c),(f)	3.49	%(c)	5.12%
33.11 (o)	1,289,943	0.72	(f)	0.66	(f)	2.79		10.85
(43.78)	1,009,367	0.71	(f)	0.65	(f)	3.26		2.98
18.06	1,902,612	0.70	(f)	0.63	(f)	2.76		15.70
30.90	1,556,230	0.71	(f)	0.70	(f)	2.53		12.15
11.52	1,139,260	—		0.71		2.24		3.71

(3.89)%	$97,325	1.64	%(c)	1.50	%(c)	1.12	%(c)	32.09%
69.73	113,931	1.62		1.50		1.37		66.35
(55.22)	52,386	1.79		1.50		2.10		109.36
24.73	89,563	1.85	(c)	1.50	(c)	1.30	(c)	73.03

0.14%	$534,600	0.30	%(c),(l)	0.00	%(c),(l)	0.27	%(c)	—%
0.76 (o)	570,855	0.34	(m),(l)	0.04	(m),(l)	0.62		—
2.76	622,620	0.32	(m),(l)	0.32	(m),(l)	2.66		—
5.28	462,092	—		0.30		5.16		—
4.86	390,589	—		0.30		4.77		—
2.98	339,858	—		0.30		2.94		—

2.44%	$114,361	—%		0.39	%(c)	2.84	%(c)	64.64	%(g)
7.22	96,710	—		0.39		3.54		65.56	(g)
2.71	69,797	—		0.40		4.29		74.86	(g)
3.10	57,998	—		0.44	(c)	4.80	(c)	72.69	(g)

5.49%	$1,309,251	—%		0.30	%(c)	3.66	%(c)	48.06	%(g)
9.37	1,200,071	—		0.30		4.42		66.49	(g)
3.26	1,088,647	—		0.30		5.06		85.39	(g)
6.39	1,114,647	—		0.30		5.26		104.07	(g)
3.74	924,457	—		0.30		4.85		169.55	(g)
2.22	786,544	—		0.30		4.34		179.05	(g)

14.01%	$98,695	—%		0.61	%(c)	2.95	%(c)	273.71	%(g)
(6.98)	82,888	—		0.60		2.75		589.06	(g)
20.76	90,206	—		0.62		2.51		272.80	(g)
7.55	35,815	0.72	(c)	0.65	(c)	4.31	(c)	175.03	(g)

3.76%	$131,764	—%		0.61	%(c)	2.91	%(c)	23.74	%(g)
9.98	105,670	—		0.61		2.35		63.47	(g)
(1.38)	69,140	—		0.62		4.34		48.63	(g)
6.83	37,462	0.70	(c)	0.65	(c)	4.95	(c)	94.74	(g)

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(f) For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(g) Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(l) For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(m) Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

(o) Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the return would have been 32.39% for the International Equity Portfolio and 0.61% for the Money Market Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights   187

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period
High Yield Bond Portfolio
2010(j)	$0.68	$0.03	$0.00 (e)	$0.03	$—	$—		$—	$0.71
2009	0.51	0.05	0.18	0.23	(0.06)	—		(0.06)	0.68
2008	0 .70	0.05	(0.19)	(0.14)	(0.05)	—		(0.05)	0.51
2007	0.73	0.05	(0.03)	0.02	(0.05)	—		(0.05)	0.70
2006	0.72	0.05	0.01	0.06	(0.05)	—		(0.05)	0.73
2005	0.76	0.05	(0.04)	0.01	(0.05)	—		(0.05)	0.72
Multi-Sector Bond Portfolio
2010(j)	$0.99	$0.03	$0.03	$0.06	$—	$—		$—	$1.05
2009	0.85	0.04	0.15	0.19	(0.03)	(0.02)		(0.05)	0.99
2008	0.98	0.04	(0.11)	(0.07)	(0.06)	(0.00	)(e)	(0.06)	0.85
2007(h)	1.00	0.03	(0.02)	0.01	(0.03)	—		(0.03)	0.98
Balanced Portfolio
2010(j)	$1.28	$0.02	$(0.04)	$(0.02)	$—	$—		$—	$1.26
2009	1.10	0.04	0.19	0.23	(0.05)	—		(0.05)	1.28
2008	1.99	0.05	(0.41)	(0.36)	(0.02)	(0.51)		(0.53)	1.10
2007	1.97	0.03	0.09	0.12	(0.06)	(0.04)		(0.10)	1.99
2006	1.86	0.06	0.12	0.18	(0.05)	(0.02)		(0.07)	1.97
2005	1.87	0.05	0.02	0.07	(0.05)	(0.03)		(0.08)	1.86
Asset Allocation Portfolio
2010(j)	$0.96	$0.01	$(0.05)	$(0.04)	$—	$—		$—	$0.92
2009	0.77	0.02	0.20	0.22	(0.03)	—		(0.03)	0.96
2008	1.24	0.03	(0.38)	(0.35)	(0.03)	(0.09)		(0.12)	0.77
2007	1.22	0.03	0.08	0.11	(0.03)	(0.06)		(0.09)	1.24
2006	1.16	0.03	0.08	0.11	(0.02)	(0.03)		(0.05)	1.22
2005	1.12	0.02	0.06	0.08	(0.02)	(0.02)		(0.04)	1.16

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2010. (Unaudited).

The Accompanying Notes are an Integral Part of the Financial Statements.

188  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

3.52%	$310,787	—%		0.47	%(c)	8.24	%(c)	36.91%
45.39	299,022	—		0.48		8.74		75.30
(21.35)	212,003	—		0.47		8.55		43.30
2.38	292,928	—		0.47		7.43		61.65
9.77	276,639	—		0.47		7.00		80.94
1.39	244,554	—		0.48		7.16		118.63

5.94%	$181,002	—%		0.84	%(c)	5.34	%(c)	45.01	%(g)
22.08	145,720	—		0.85		4.43		93.70	(g)
(6.86)	94,121	—		0.88		4.40		23.40	(g)
1.09	74,829	—		0.93	(c)	5.39	(c)	72.85	(g)

(1.17)%	$2,103,280	—%		0.30	%(c)	2.58	%(c)	35.69	%(g)
21.43	2,202,539	—		0.30		3.07		73.12	(g)
(22.72)	1,994,701	—		0.30		3.26		68.34	(g)
6.15	2,896,195	—		0.30		3.23		106.64	(g)
10.42	2,949,632	—		0.30		3.11		70.12	(g)
3.59	2,905,741	—		0.30		2.85		80.21	(g)

(3.87)%	$218,560	0.58	%(c)	0.53	%(c)	1.95	%(c)	34.77	%(g)
27.09	232,454	0.60		0.55		2.44		78.15	(g)
(30.13)	199,640	0.60		0.54		2.59		74.22	(g)
9.40	302,292	0.58		0.54		2.64		85.44	(g)
9.91	281,863	—		0.59		2.53		86.85	(g)
6.99	244,807	—		0.61		2.18		90.04	(g)

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g) Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  189

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2010 (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Security Valuation — Equity securities for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. Bonds are generally valued on the basis of vendor prices. Futures are valued at settlement prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share. The prospectus for each mutual fund explains the circumstances when the fund will use fair value pricing and the effects of using fair value pricing. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by a pricing service. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

C. Fair Value Measurements — The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1	— fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
• Level 2	— fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
• Level 3	— fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

190  Notes to Financial Statements

Notes to Financial Statements

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Additionally, foreign equity securities to which a fair value adjustment has been applied are reflected as Level 2. A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”), which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and its impact on the financial statements has not been determined.

D. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Portfolio will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

E. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

F. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

G. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Notes to Financial Statements  191

Notes to Financial Statements

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

H. Mortgage-Backed and Asset-Backed Securities — Certain Portfolios may invest in mortgage-backed securities, including collateralized mortgage obligations, and asset-backed securities. Mortgage-backed securities are interests in pools of residential or commercial mortgage loans and asset-backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage-backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage-backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities, mortgage-backed securities and asset-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

I. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

J. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

K. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios in commercial paper to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2010, the Select Bond and Balanced Portfolios earned $78,915 and $77,057, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities on loan. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2010, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Values of Securities on Loan	Value of Collateral
Select Bond Portfolio	$96,789,940	$99,865,000
Balanced Portfolio	106,777,520	110,120,000

192  Notes to Financial Statements

Notes to Financial Statements

As of June 30, 2010, collateral received for securities on loan was invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

L. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

The Equity Income, Mid Cap Value, International Growth, Research International Core, International Equity, Emerging Markets Equity, Balanced and Asset Allocation Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains and repatriation taxes. The provision for income taxes is included in net unrealized appreciation (depreciation) on investments and net realized gain (loss) on investments in the Statement of Operations for the Portfolios.

M. Investment Income and Securities Transactions — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2010, transactions in securities other than money market investments were:

Portfolios	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/Maturities	U.S. Govt. Security Sales/Maturities

	(Amounts in thousands)
Growth Stock Portfolio	$95,200	$—	$97,728	$—
Focused Appreciation Portfolio	60,624	—	51,279	—
Large Cap Core Stock Portfolio	77,047	—	82,282	—
Large Cap Blend Portfolio	12,047	—	8,103	—
Index 500 Stock Portfolio (a)	31,885	—	60,833	—
Large Company Value Portfolio	14,153	—	7,837	—
Domestic Equity Portfolio	105,497	—	110,252	—
Equity Income Portfolio	22,017	—	10,752	—
Mid Cap Growth Stock Portfolio	175,961	—	221,901	—
Index 400 Stock Portfolio (b)	17,484	—	37,946	—
Mid Cap Value Portfolio	67,992	—	65,565	—
Small Cap Growth Stock Portfolio	106,542	—	109,707	—
Index 600 Stock Portfolio (c)	10,085	—	6,408	—
Small Cap Value Portfolio	18,909	—	19,010	—
International Growth Portfolio	112,906	—	118,302	—
Research International Core Portfolio	19,576	—	14,668	—
International Equity Portfolio	59,128	—	83,655	—
Emerging Markets Equity Portfolio	31,406	—	43,665	—
Short-Term Bond Portfolio	24,484	54,926	12,032	51,542
Select Bond Portfolio	300,855	398,206	139,222	449,895
Long-Term U.S. Government Bond Portfolio	4,015	276,395	2,286	279,887
Inflation Protection Portfolio	17,723	33,226	7,094	20,264
High Yield Bond Portfolio	123,442	—	108,041	—
Multi-Sector Bond Portfolio	77,955	26,629	48,015	22,872
Balanced Portfolio	526,350	220,209	417,323	262,887
Asset Allocation Portfolio	51,939	16,704	46,199	21,613

(a) Includes (in thousands) $21 of purchases with affiliates

(b) Includes (in thousands) $186 of purchases with affiliates

(c) Includes (in thousands) $207 of sales with affiliates

N. Distributions — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund, when applicable.

Note 3. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as an alternative to direct

Notes to Financial Statements  193

Notes to Financial Statements

investments. The Portfolios have adopted amendments to authoritative guidance regarding disclosures of derivatives and hedging activity. This guidance requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of, and gains and losses on, derivative instruments. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment under the guidance.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2009	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2010
Long-Term U.S. Government Bond Portfolio
# of Contracts	64	107	—	(93)	(27)	51
Notional Amount	64	107	—	(93)	(27)	51
Premium	$30	73	—	(48)	(20)	$35
Multi-Sector Bond Portfolio
# of Contracts	784	78	—	(862)	—	—
Notional Amount	7,264	78	—	(7,342)	—	—
Premium	$81	27	—	(108)	—	$—

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the

194  Notes to Financial Statements

Notes to Financial Statements

option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. As of June 30, 2010, open credit default swap agreements were as follows:

Notes to Financial Statements  195

Notes to Financial Statements

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	RSHB Capital, 6.299%, 5/15/17	Sell	1.00%	9/10	1.66%	$- (m )	USD	200	$- (m )
Barclays Bank PLC	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11	0.75%	1	USD	100	- (m )
Barclays Bank PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	6/11	0.40%	5	USD	900	- (m )
Credit Suisse Group AG	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10	0.66%	1	USD	200	- (m )
Goldman Sachs International	Emirate of Abu Dhabi, 5.50%, 8/2/12	Sell	1.00%	3/11	0.58%	- (m )	USD	200	(2)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	6/15	5.60%	3	USD	100	(5)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	9/15	5.53%	2	USD	100	(4)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	1.00%	6/15	5.60%	2	USD	500	(84)
Goldman Sachs International	Metlife, Inc., 5.00%, 6/15/15	Sell	1.00%	3/15	3.28%	(27)	USD	700	(39)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	6/15	5.60%	2	USD	100	(4)
Goldman Sachs International	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	3/11	0.66%	1	USD	200	- (m )
Goldman Sachs International	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	Buy	(5.00)%	3/11	1.83%	(16)	USD	1,000	(7)
Goldman Sachs International	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11	0.75%	1	USD	200	(1)
HSBC Bank PLC	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	1.00%	9/11	6.74%	(7)	USD	100	1
JPMorgan Chase	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	9/11	6.74%	(3)	USD	100	1
JPMorgan Chase	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	6/15	5.60%	3	USD	100	(5)
JPMorgan Chase	Mexico Government International Bond, 7.50%, 4/8/33	Sell	1.00%	12/10	0.61%	3	USD	1,300	(1)
JPMorgan Chase	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10	0.66%	3	USD	700	(2)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17	1.92%	0	USD	100	3
Morgan Stanley Capital Services, Inc.	Prudential Financial, Inc., 4.50%, 7/15/13	Sell	1.00%	6/15	2.63%	(45)	USD	800	(13)
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/12	2.93%	(36)	USD	300	49
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/14	3.56%	(14)	USD	100	19

(m)	Amount is less than one thousand.

196  Notes to Financial Statements

Notes to Financial Statements

Credit Default Swaps on Credit Indices

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Market Value (000’s)	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Morgan Stanley	Dow Jones CDX NA High	Sell	3.75%	12/12	$(59)	$(193)	USD4,300	$134
Capital Services, Inc.	Yield Index, Series 9

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit swap agreements outstanding as of June 30, 2010 for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolios from such investments might be subject to U.S. excise or income taxes.

E. Derivative Disclosures – Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2010, are (amounts in thousands):

	Asset Derivatives - June 30, 2010		Liability Derivatives – June 30, 2010
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Growth Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$-	Payables – Futures Variation Margin	$139
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	226
Large Company Value Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	12
Mid Cap Growth Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	25
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	148
Mid Cap Value Portfolio
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	66	Payables – Foreign Currency Purchased	67
Small Cap Growth Stock Portfolio
Equity contracts	Receivables – Outstanding Swaps	-	Payables – Outstanding Swaps	1,074
	Contracts, at Value		Contracts, at Value
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	11
Index 600 Stock Portfolio
Equity contracts	Receivables – Outstanding Swaps	-	Payables – Outstanding Swaps	325
	Contracts, at Value		Contracts, at Value
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	9	Payables – Futures Variation Margin	-
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	14	Payables – Foreign Currency Purchased	8
Select Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	164	Payables – Futures Variation Margin	-
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	170	Payables – Foreign Currency Purchased	95

Notes to Financial Statements  197

Notes to Financial Statements

	Asset Derivatives - June 30, 2010		Liability Derivatives – June 30, 2010
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	$-	Payables – Futures Variation Margin	$2
Interest rate contracts	Investments, at Value	-	Payables – Outstanding Options	39
			Written, at Value
Inflation Protection Portfolio
Interest rate contracts	Receivables – Outstanding Swaps	-	Payables – Outstanding Swaps	1,527
	Contracts, at Value		Contracts, at Value
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	710	Payables – Foreign Currency Purchased	-
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps	51	Payables – Outstanding Swaps	208
	Contracts, at Value		Contracts, at Value
Interest rate contracts	Receivables – Outstanding Swaps	270	Payables – Outstanding Swaps	3
	Contracts, at Value		Contracts, at Value
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	16
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	967	Payables – Foreign Currency Purchased	569
Balanced Portfolio
Equity contracts	Receivables – Outstanding Swaps	37,172	Payables – Outstanding Swaps	41,865
	Contracts, at Value		Contracts, at Value
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	894
Interest rate contracts	Receivables – Futures Variation Margin	111	Payables – Futures Variation Margin	-
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	131	Payables – Foreign Currency Purchased	73
Asset Allocation Portfolio
Equity contracts	Receivables – Outstanding Swaps	2,788	Payables – Outstanding Swaps	3,327
	Contracts, at Value		Contracts, at Value
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	33
Interest rate contracts	Receivables – Futures Variation Margin	3	Payables – Futures Variation Margin	-
Foreign currency exchange contracts	Receivables – Foreign Currency Sold	7	Payables – Foreign Currency Purchased	4

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the six months ended June 30, 2010 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$-	$267	$-	$-	$267
Large Cap Core Stock Portfolio
Equity contracts	-	(26)	-	-	(26)
Index 500 Stock Portfolio
Equity contracts	-	(517)	-	-	(517)
Large Company Value Portfolio
Equity contracts	-	(8)	-	-	(8)
Mid Cap Growth Stock Portfolio
Equity contracts	-	298	-	-	298
Index 400 Stock Portfolio
Equity contracts	-	1,780	-	-	1,780
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	75	-	75
Small Cap Growth Stock Portfolio
Equity contracts	-	814	-	143	957
Index 600 Stock Portfolio
Equity contracts	-	-	-	223	223
Short-Term Bond Portfolio
Foreign currency exchange contracts	-	-	3	-	3
Interest rate contracts	-	(332)	-	-	(332)
Select Bond Portfolio
Foreign currency exchange contracts	-	-	33	-	33
Interest rate contracts	-	2,520	-	-	2,520
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	68	399	-	-	467

198  Notes to Financial Statements

Notes to Financial Statements

	Realized Gain (Loss) on Derivatives Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Inflation Protection Portfolio
Foreign currency exchange contracts	$-	$-	$1,554	$-	$1,554
Other contracts	-	-	-	(99)	(99)
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	119	119
Foreign currency exchange contracts	-	-	(583)	-	(583)
Interest rate contracts	108	2,321	-	40	2,469
Balanced Portfolio
Equity contracts	-	2,828	-	(6,994)	(4,166)
Foreign currency exchange contracts	-	-	583	-	583
Interest rate contracts	-	1,537	-	-	1,537
Asset Allocation Portfolio
Equity contracts	-	475	-	(2,219)	(1,744)
Foreign currency exchange contracts	-	-	27	-	27
Interest rate contracts	-	(14)	-	-	(14)

Change in unrealized appreciation or depreciation on derivative instruments, by contract type and primary risk exposure, for the six months ended June 30, 2010 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$-	$(1,042)	$-	$-	$(1,042)
Large Cap Core Stock Portfolio
Equity contracts	-	(3)	-	-	(3)
Index 500 Stock Portfolio
Equity contracts	-	(1,615)	-	-	(1,615)
Large Company Value Portfolio
Equity contracts	-	(82)	-	-	(82)
Mid Cap Growth Stock Portfolio
Equity contracts	-	(577)	-	-	(577)
Index 400 Stock Portfolio
Equity contracts	-	(2,735)	-	-	(2,735)
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	(50)	-	(50)
Small Cap Growth Stock Portfolio
Equity contracts	-	(307)	-	(1,387)	(1,694)
Index 600 Stock Portfolio
Equity contracts	-	-	-	(265)	(265)
Short-Term Bond Portfolio
Foreign currency exchange contracts	-	-	6	-	6
Interest rate contracts	-	(415)	-	-	(415)
Select Bond Portfolio
Foreign currency exchange contracts	-	-	75	-	75
Interest rate contracts	-	(2,117)	-	-	(2,117)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	1	528	-	-	529
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	348	-	348
Other contracts	-	-	-	(785)	(785)
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(174)	(174)
Foreign currency exchange contracts	-	-	277	-	277
Interest rate contracts	(28)	(154)	-	264	82
Balanced Portfolio
Equity contracts	-	(6,389)	-	(3,120)	(9,509)
Foreign currency exchange contracts	-	-	58	-	58
Interest rate contracts	-	(1,925)	-	-	(1,925)
Asset Allocation Portfolio
Equity contracts	-	(290)	-	(369)	(686)
Foreign currency exchange contracts	-	-	3	-	3
Interest rate contracts	-	(198)	-	-	(198)

The volumes indicated in the open futures contracts, transactions in written options and swap agreements outstanding tables are indicative of the amounts throughout the period.

Notes to Financial Statements  199

Notes to Financial Statements

Note 4. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolio’s income.

Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolios to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Statements of Assets and Liabilities.

Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If the Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Note 5. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	0.20%
Index 400 Stock	0.25%
Mid Cap Value	0.85%
Small Cap Value	0.85%
Money Market	0.30%
Select Bond	0.30%
Balanced	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock	0.60%	0.50%	0.40%
Large Cap Core Stock	0.60%	0.50%	0.40%
Mid Cap Growth Stock	0.80%	0.65%	0.50%
Small Cap Growth Stock	0.80%	0.65%	0.50%
International Equity	0.85%	0.65%	0.65%
High Yield Bond	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity	0.65%	0.55%	0.50%
Large Company Value	0.72%	0.67%	0.62%
International Growth	0.75%	0.65%	0.55%
Short-Term Bond	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond	0.555%	0.515%	0.495%
Inflation Protection	0.58%	0.55%	0.49%
Multi-Sector Bond	0.79%	0.78%	0.77%
Asset Allocation	0.60%	0.50%	0.40%

200  Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million

Large Cap Blend	0.77%	0.70%	0.62%	0.56%
Research International Core	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock	0.25%	0.20%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion

Emerging Markets Equity	1.14%	1.08%	0.96%	0.78%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation	0.90%	April 30, 2011
Large Cap Blend	0.85%	April 30, 2011
Large Company Value	0.80%	April 30, 2011
Domestic Equity	0.75%	April 30, 2011
Equity Income	0.75%	April 30, 2011
Mid Cap Value	1.00%	April 30, 2011
Index 600 Stock	0.35%	April 30, 2011
Small Cap Value	1.00%	April 30, 2011
International Growth	1.10%	April 30, 2011
Research International Core	1.15%	April 30, 2011
Emerging Markets Equity	1.50%	April 30, 2011
Short-Term Bond	0.45%	April 30, 2011
Long-Term U.S. Government Bond	0.65%	April 30, 2011
Inflation Protection	0.65%	April 30, 2011
Multi-Sector Bond	0.95%	April 30, 2011
Asset Allocation	0.75%	April 30, 2011

With respect to the International Equity Portfolio, MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA’s fee waiver agreement extends at least until April 30, 2011.

With respect to the Money Market Portfolio, MSA has voluntarily agreed to waive its 0.30% management fee effective December 31, 2008, on a temporary basis. The waiver is limited to MSA’s management fee, and as a result, the Money Market Portfolio will continue to bear any other expenses that MSA has not contractually agreed to assume. This voluntary waiver will be reviewed periodically by MSA and may be revised or discontinued at any time.

With respect to the Asset Allocation Portfolio, MSA has agreed to waive its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2011.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

Notes to Financial Statements  201

Notes to Financial Statements

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2010, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock Portfolio	$56
Focused Appreciation Portfolio	78
Large Cap Core Stock Portfolio	51
Large Cap Blend Portfolio	45
Index 500 Stock Portfolio	67
Domestic Equity Portfolio	58
Equity Income Portfolio	43
Mid Cap Growth Stock Portfolio	52
Index 400 Stock Portfolio	54
Small Cap Growth Stock Portfolio	63
Index 600 Stock Portfolio	69
Small Cap Value Portfolio	62
Short-Term Bond Portfolio	67
High Yield Bond Portfolio	80
Asset Allocation Portfolio	51

Janus Capital Management LLC (“Janus”), Capital Guardian Trust Company (“Capital Guardian”), American Century Investment Management, Inc. (“American Century”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Massachusetts Financial Services Company (“MFS®”), Templeton Investment Counsel LLC (“Templeton”), and Pacific Investment Management Company LLC (“PIMCO”) have been retained under investment sub-advisory agreements to provide investment advice and, in general, to conduct the management investment programs of the Focused Appreciation and International Growth Portfolios, Large Cap Blend and Domestic Equity Portfolios, Large Company Value, Mid Cap Value and Inflation Protection Portfolios, Equity Income and Small Cap Value Portfolios, Research International Core and Emerging Markets Equity Portfolios, International Equity Portfolio, and the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios, respectively. Pursuant to an Investment Sub-Advisory Agreement dated May 6, 2008, Templeton has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio.

For the Focused Appreciation Portfolio, MSA pays Janus 0.55% on the first $100 million of the Portfolio’s assets, 0.50% on the next $400 million, and 0.45% on assets in excess of $500 million. For the International Growth Portfolio, MSA pays Janus 0.50% on the first $100 million of the Portfolio’s assets, 0.43% on the next $150 million, and 0.37% on assets in excess of $250 million. For the Large Cap Blend Portfolio, MSA pays Capital Guardian 0.46% on the first $150 million of the Portfolio’s assets, 0.40% on the next $150 million, 0.35% on the next $200 million, and 0.30% on assets in excess of $500 million. For the Domestic Equity Portfolio, MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less, and 0.275% on net assets in excess of $100 million. A fee discount may apply based on the aggregated annual fees paid on assets managed by Capital Guardian for Northwestern Mutual and its affiliates. For the Large Company Value Portfolio, MSA pays American Century 0.47% on the first $100 million of the Portfolio’s assets, 0.42% on the next $150 million, and 0.38% on assets in excess of $250 million. For the Mid Cap Value Portfolio, MSA pays American Century 0.57% on the first $50 million of the Portfolio’s assets, 0.52% on the next $50 million, 0.50% on the next $200 million, 0.45% on the next $200 million, and 0.40% on assets in excess of $500 million. For the Inflation Protection Portfolio, MSA pays American Century 0.32% on the first $100 million of the Portfolio’s assets, 0.30% on the next $150 million, and 0.25% on assets in excess of $250 million. For the Equity Income Portfolio, MSA pays T. Rowe Price 0.40% on the first $250 million of the Portfolio’s assets, 0.375% on the next $250 million, and 0.35% on assets in excess of $500 million. For the Small Cap Value Portfolio, MSA pays T. Rowe Price an annual rate of 0.60% of the Portfolio’s average daily net assets. For the Research International Core Portfolio, MSA pays MFS® 0.55% on the first $250 million of the Portfolio’s assets, 0.50% on the next $250 million, 0.45% on the next $500 million and 0.40% on assets in excess of $1 billion. For the Emerging Markets Equity Portfolio, MSA pays MFS® 0.80% on the first $250 million of the Portfolio’s assets, 0.75% on the next $250 million, 0.65% on the next $500 million, and 0.50% on assets in excess of $1 billion. For the International Equity Portfolio, MSA pays Templeton 0.50% on the first $100 million of the Portfolio’s assets, 0.35% on the next $50 million, 0.30% on the next $350 million, 0.25% on the next $500 million, 0.20% on the next $500 million, and 0.15% in excess of $1.5 billion, and Templeton pays Franklin Templeton Investments (Asia) Limited seven-tenths of the compensation it receives from MSA. For the Long-Term U.S. Government Bond Portfolio, MSA pays PIMCO 0.225% of the average daily net assets of the portfolio and for the Multi-Sector Bond Portfolio, MSA pays PIMCO 0.45% of the average daily net assets of the Portfolio.

202  Notes to Financial Statements

Notes to Financial Statements

Note 6. Federal Income Tax Matters

Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Portfolios has reviewed all open tax years for major jurisdictions and concluded the adoption of the guidance resulted in no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31 are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2009 is provided below:

	Post-October Losses		Capital Loss Carryovers
	Capital	Foreign Currency	Amount	Expiration	Utilized in 2009	Expired in 2009
	(Amounts in thousands)
Growth Stock Portfolio	$436	$–	$52,682	2016-2017	$–	$–
Focused Appreciation Portfolio	–	–	13,658	2016-2017	–	–
Large Cap Core Stock Portfolio	569	–	129,245	2011-2017	–	–
Large Cap Blend Portfolio	169	–	15,434	2016-2017	–	–
Index 500 Stock Portfolio	–	–	–	–	–	–
Large Company Value Portfolio	32	–	9,290	2016-2017	–	–
Domestic Equity Portfolio	–	–	169,442	2016-2017	–	–
Equity Income Portfolio	955	–	17,098	2016-2017	–	–
Mid Cap Growth Stock Portfolio	3,217	–	63,840	2017	–	–
Index 400 Stock Portfolio	–	–	–	–	–	–
Mid Cap Value Portfolio	54	138	37,533	2017	–	–
Small Cap Growth Stock Portfolio	1,231	–	183,926	2016-2017	–	–
Index 600 Stock Portfolio	333	–	659	2017	–	–
Small Cap Value Portfolio	107	–	15,548	2017	–	–
International Growth Portfolio	19	–	84,099	2016-2017	–	–
Research International Core Portfolio	–	–	13,490	2016-2017	–	–
International Equity Portfolio	–	–	116,636	2017	–	–
Emerging Markets Equity Portfolio	–	30	23,751	2016-2017	–	–
Money Market Portfolio	–	–	–	–	–	–
Short-Term Bond Portfolio	2	–	–	–	99	–
Select Bond Portfolio	–	–	–	–	6,501	–
Long-Term U.S. Government Bond Portfolio	–	–	2,843	2017	–	–
Inflation Protection Portfolio	–	–	–	–	273	–
High Yield Bond Portfolio	44	–	55,942	2010-2017	–	–
Multi-Sector Bond Portfolio	579	314	1,372	2017	–	–
Balanced Portfolio	–	–	211,684	2016-2017	–	–
Asset Allocation Portfolio	14	–	40,353	2016-2017	–	–

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. Distributions for 2010 will be paid in August 2010. The tax character of distributions paid for the year ended December 31, 2009 was as follows:

Notes to Financial Statements  203

Notes to Financial Statements

	2009 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$5,283	$–
Focused Appreciation Portfolio	–	–
Large Cap Core Stock Portfolio	6,039	–
Large Cap Blend Portfolio	431	–
Index 500 Stock Portfolio	35,642	35,809
Large Company Value Portfolio	744	–
Domestic Equity Portfolio	10,489	–
Equity Income Portfolio	4,882	–
Mid Cap Growth Stock Portfolio	2,018	924
Index 400 Stock Portfolio	6,121	11,203
Mid Cap Value Portfolio	933	867
Small Cap Growth Stock Portfolio	839	–
Index 600 Stock Portfolio	993	4
Small Cap Value Portfolio	2,183	9,226
International Growth Portfolio	1,402	–
Research International Core Portfolio	686	–
International Equity Portfolio	50,033	22,105
Emerging Markets Equity Portfolio	1,027	–
Money Market Portfolio	4,782	–
Short-Term Bond Portfolio	3,120	–
Select Bond Portfolio	56,381	–
Long-Term U.S. Government Bond Portfolio	5,461	4,469
Inflation Protection Portfolio	2,353	29
High Yield Bond Portfolio	22,564	–
Multi-Sector Bond Portfolio	4,987	1,084
Balanced Portfolio	92,223	–
Asset Allocation Portfolio	6,196	–

Each Portfolio intends to distribute the maximum allowable amount permitted by law.

As of December 31, 2009, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$4,234	$–	$(53,118)	$62,009
Focused Appreciation Portfolio	–	–	(13,658)	36,385
Large Cap Core Stock Portfolio	4,461	–	(129,814)	27,283
Large Cap Blend Portfolio	–	–	(15,602)	4,268
Index 500 Stock Portfolio	30,558	10,240	–	129,251
Large Company Value Portfolio	94	–	(9,321)	(1,977)
Domestic Equity Portfolio	8,349	–	(169,442)	43,269
Equity Income Portfolio	3,798	–	(18,052)	(18,941)
Mid Cap Growth Stock Portfolio	2,314	–	(67,057)	(898)
Index 400 Stock Portfolio	6,052	–	–	(10,555)
Mid Cap Value Portfolio	1,458	–	(37,725)	13,497
Small Cap Growth Stock Portfolio	2,679	–	(185,157)	63,605
Index 600 Stock Portfolio	63	–	(993)	(3,512)
Small Cap Value Portfolio	3,853	–	(15,655)	18,612
International Growth Portfolio	2,280	–	(84,118)	11,901
Research International Core Portfolio	393	–	(13,490)	1,391
International Equity Portfolio	37,804	–	(116,636)	176,778
Emerging Markets Equity Portfolio	346	–	(23,781)	16,865
Money Market Portfolio	415	–	–	–
Short-Term Bond Portfolio	214	–	(2)	917
Select Bond Portfolio	52,676	–	–	6,315
Long-Term U.S. Government Bond Portfolio	2,372	–	(2,843)	(3,742)
Inflation Protection Portfolio	380	324	–	2,692
High Yield Bond Portfolio	23,047	–	(55,986)	12,522
Multi-Sector Bond Portfolio	2,003	–	(2,265)	2,406
Balanced Portfolio	46,537	–	(211,684)	91,875
Asset Allocation Portfolio	6,755	–	(40,367)	14,746

204  Notes to Financial Statements

Notes to Financial Statements

Note 7. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2010 and the year ended December 31, 2009 are summarized below:

Portfolio	2010 Reimbursements	2009 Reimbursements
International Growth Portfolio	$84,730	$278,526
Research International Core Portfolio	69,234	79,838
International Equity Portfolio	1,643,313	2,317,672
Emerging Markets Equity Portfolio	77,071	126,183

Note 8. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 9. Subsequent Events

Subsequent events and transactions occurring after June 30, 2010 have been evaluated by management for potential recognition or disclosure in these financial statements through the date of issuance.

Pursuant to an Amendment dated August 12, 2010 to the Amended and Restated Investment Sub-Advisory Agreement between MSA and Janus relating to the Focused Appreciation Portfolio, MSA will pay Janus 0.50% on the first $100 million of the Focused Appreciation Portfolio’s assets, 0.45% on the next $200 million, 0.40% on the next $200 million and 0.35% on assets in excess of $500 million. In addition, MSA has agreed to waive its investment management fee such that the management fee for the Portfolio will be 0.75% on the first $100 million of the Portfolio’s assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2011.

Notes to Financial Statements  205

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

206  Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis.

At its February 25, 2010 meeting, the Series Fund Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (collectively, the “Investment Advisory Agreements”). In addition, the Series Fund Board, including the Independent Directors, unanimously approved an Investment Sub-Advisory Agreement between Mason Street Advisors and American Century Investment Management, Inc. (“American Century”) relating to the Series Fund’s Large Company Value Portfolio, Inflation Protection Portfolio and Mid Cap Value Portfolio (the “New Sub-Advisory Agreement”).

At its May 19, 2010 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of: (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio; (2) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio; and (3) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Capital Guardian Trust Company (“Cap Guardian”) relating to the Series Fund’s Domestic Equity Portfolio and the Investment Sub-Advisory Agreement between Mason Street Advisors and Cap Guardian relating to the Series Fund’s Large Cap Blend Portfolio. With respect to the International Equity Portfolio, the Board also considered and approved the continuation of an Investment Sub-Advisory Agreement between Templeton and Franklin Templeton Investments (Asia) Limited (“Templeton Asia”) to provide investment management advice and assistance. American Century, MFS, Templeton, Templeton Asia and Cap Guardian are sometimes collectively referred to hereinafter as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to hereinafter as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Sub-Advisers are collectively referred to hereinafter as the “Existing Sub-Advisory Agreements.”

Factors Considered

In determining whether to approve the New Sub-Advisory Agreement and the continuance of the Investment Advisory Agreements and the Existing Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Investment Advisory Agreements and the Existing Sub-Advisory Agreements, while particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of the nature, extent and quality of services, and the performance, fees, expenses, style consistency and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements  207

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with the approval of the New Sub-Advisory Agreement and the renewal of the Investment Advisory Agreements and Existing Sub-Advisory Agreements, and summarizing the legal standards governing the review of these Agreements. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers present, and were represented throughout the process by legal counsel to the Independent Directors.

Continuation of the Investment Advisory Agreements Between the Series Fund and Mason Street Advisors

The material factors and conclusions that formed the basis for the Board’s determination at its February 25, 2010 meeting to approve the continuance of the Investment Advisory Agreements with respect to each Series Fund Portfolio include those discussed below. In addition to the information provided to them throughout the year, the directors considered their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ investment personnel and the experience of the portfolio managers of the Portfolios. The directors also considered the scope of the services provided by Mason Street Advisors, Mason Street Advisors’ experience, and the performance of the Portfolios. The directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Series Fund. The directors took into consideration continuing enhancements to Mason Street Advisors’ compliance oversight with respect to the Portfolios, including with respect to the Portfolios’ investments in derivative instruments and other complex securities. Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, and the resources committed by Mason Street Advisors in providing those services.

Investment Performance.    The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors also renewed detailed oversight grids containing additional information about the Portfolios, including other comparative performance measures, style consistency and expenses. The directors were also presented with information from the portfolio managers regarding the relevant market conditions and other factors resulting in the performance of each Portfolio. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.

The performance discussion was supplemented by Mason Street Advisors’ review of the factors that had resulted in the performance of those Portfolios which had ranked in Lipper’s fourth quartile for performance over longer periods; namely, the Small Cap Growth Portfolio, Mid Cap Value Portfolio and International Growth Portfolio. The directors considered the actions taken by Mason Street Advisors to address the performance issues of these three Portfolios, including adding or changing portfolio managers and, in the case of the International Growth Portfolio, appointing a sub-adviser to take over the Portfolio’s day-to-day investment management, and concluded that the performance of these Portfolios was being properly addressed. Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken to address performance, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Portfolios over time.

208  Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Management Fees and Other Expenses.    In evaluating the management fees paid by the Portfolios, the directors considered the actual and contractual fees paid by each Portfolio under the Investment Advisory Agreements and the expense waiver agreements that were in place for certain of the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The directors also considered the fact that the Investment Advisory Agreements required Mason Street Advisors to be responsible for many of the administrative and operational expenses of the Portfolios, and the allocation of those expenses between Mason Street Advisors and the Portfolios. The directors did not consider the management fees charged to other Mason Street Advisors’ clients as relevant, because substantially all of those accounts were managed for affiliates of Mason Street Advisors and, as such, those accounts were priced based on different factors and considerations. In some instances, these accounts had investment objectives and policies different than the Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The directors considered each Portfolio’s operating expenses, and noted that overall the expense ratios of the Portfolios were extremely competitive compared to peer groups and to the industry at large. The directors considered that 25 of the 27 Portfolios were in the first (meaning lowest) or second expense quartile of their respective Lipper peer group category for total net operating expenses, and that the remaining two Portfolios were in the third expense quartile of their respective Lipper peer group category. With respect to the two Portfolios in the third quartile, the directors noted that such Portfolios had first begun operations in 2007 and accordingly, had not yet reached asset levels necessary to achieve economies of scale. The directors also considered the nature of the expenses which had contributed to the higher total net operating expenses and noted that expense caps were in place with respect to each such Portfolio. In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for certain of the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under the agreements. The directors also considered the impact of the breakpoints contained in the fee schedules for 20 of the 27 Portfolios, and the reasons why breakpoints for the remaining Portfolios had not been established. Based on their review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability.    The directors also considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with each of the Portfolios. Mason Street Advisors provided a profitability analysis for each Portfolio that included the expense allocation methodology used, net income by Portfolio individually and the Portfolios in the aggregate, net income of Mason Street Advisors for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors also received information on soft dollar arrangements, including its policies for allocating brokerage and research services, and any other benefits to Mason Street Advisors or its affiliates arising from the Portfolios.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Approval of the Investment Sub-Advisory Agreement Between Mason Street Advisors and American Century

American Century, a wholly-owned subsidiary of American Century Companies, Inc. (“ACC”), serves as investment sub-adviser to the Series Fund’s Mid Cap Value Portfolio, Large Company Value Portfolio and Inflation Protection Portfolio (sometimes collectively referred to hereinafter as the “Portfolios”). Prior to February 16, 2010, American Century provided sub-advisory services pursuant to an Investment Sub-Advisory Agreement with Mason Street Advisors dated November 4,

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements  209

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

2008 (with respect to the Mid Cap Value Portfolio) and an Investment Sub-Advisory Agreement with Mason Street Advisors dated April 30, 2007 (with respect to the Large Company Value and Inflation Protection Portfolios) (collectively, the “Prior Agreements”).

On February 16, 2010, there was a change of trustee of the trust which owns approximately 40% of the combined voting power of ACC. Under the 1940 Act, the change in trustee of the trust could technically be considered a change of control of ACC and therefore a change of control of American Century. Any change of control of American Century or its parent company may result in an assignment, as defined by the 1940 Act. As required by Section 15 of the 1940 Act, each of the Prior Agreements provided for its automatic termination in the event of an assignment. Therefore, the deemed change of control which occurred on February 16, 2010 caused an “assignment” of the Prior Agreements, and resulted in their automatic termination.

To ensure the continuity of the investment sub-advisory services provided by American Century to the Portfolios after the aforementioned terminations, and acting pursuant to an Exemptive Order issued by the Securities and Exchange Commission which permits the Series Fund and Mason Street Advisors to enter into investment sub-advisory agreements without the approval of shareholders, subject to certain conditions and the approval of the Board, at a meeting of the Board held on February 25, 2010, the directors, including a majority of the Independent Directors, re-appointed American Century to serve as the sub-adviser for the Mid Cap Value Portfolio, the Large Company Value Portfolio and the Inflation Protection Portfolio and approved the New Sub-Advisory Agreement. The material factors and conclusions that formed the basis for the Board’s determination to approve the New Sub-Advisory Agreement with respect to the Portfolios include those discussed below. In addition to the information provided to them at the February 25, 2010 meeting, the directors considered their experience with and knowledge of the nature and quality of services previously provided by American Century to the Portfolios, their interactions with representatives of American Century and its affiliates and their discussions with representatives of Mason Street Advisors. The directors evaluated a variety of information they deemed relevant. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services.    The directors evaluated the nature, scope, extent and quality of services to be provided by American Century with respect to the Portfolios. The directors considered American Century’s investment personnel and in particular the experience of the portfolio managers of each of the Portfolios. The directors also considered the breadth and depth of experience of American Century in managing other accounts using a similar investment strategy, including other mutual funds using substantially similar strategies. The directors’ considerations included information about American Century’s organization and the tenure, experience, performance and depth of American Century’s investment management team. The Board noted in particular that the approval of the New Sub-Advisory Agreement would not result in any changes with respect to the management of the Portfolios, the level of service provided by American Century or the personnel providing such services. Finally, the Board took into consideration American Century’s general reputation and the resources available to be committed in managing the Portfolios. Based on their review of these factors and other factors deemed relevant, the directors concluded that they were satisfied with the nature, extent and quality of services to be provided by American Century with respect to the Portfolios, and the resources to be committed by American Century in providing such services.

Investment Performance.    The directors reviewed the investment performance of each of the Portfolios over a variety of time periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors also considered the performance of accounts managed in a similar manner by American Century. In connection with their evaluation of the performance of the Portfolios, the directors also took into consideration the risk profile for each Portfolio over the short and long term relative to its performance. The directors also considered American Century’s knowledge and experience as a value manager and their experience with the investment capabilities of American Century. Based on these and other factors deemed relevant, the Board concluded that it was satisfied with the experience and capabilities of American Century and the personnel who would continue to be associated with the Portfolios.

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Sub-Advisory Agreements

Management Fees and Other Expenses.    In evaluating the management fees paid by the Portfolios, the directors considered the actual and contractual fees paid by the Portfolios. The directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for the Portfolios. The directors considered that the fee schedules for the Portfolios contained breakpoints, and that the fee schedules and breakpoints evidenced an appropriate sharing of economies of scale between each Portfolio and Mason Street Advisors. The directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The fact that the Advisory Agreements require Mason Street Advisors to be responsible for many of the administrative and operational expenses, in addition to the investment management expenses, of the Portfolios was also considered. The directors did not consider the management fees charged to other Mason Street Advisors clients as particularly relevant, because such accounts were managed for affiliates of Mason Street Advisors and, as such, those accounts were priced based on different factors and considerations and, in some instances, had investment objectives and policies different than the Portfolios. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent. The directors also separately considered the allocation between Mason Street Advisors and American Century of each Portfolio’s investment advisory fee (i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that paid to American Century as a sub-advisory fee). They determined that the allocation was reasonable and the product of arm’s length negotiation between Mason Street Advisors and American Century.

In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under such agreements. Based on their review of the management and other expenses, the comparative data, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of the Portfolios were reasonable in relation to the nature, scope and quality of services to be provided.

Costs and Profitability.    The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products of which the Portfolios are investment options. The directors considered profitability information provided by American Century with respect to the Portfolios. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with the Portfolios in general as well as in light of the sub-advisory fees negotiated with American Century. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors also received information on Mason Street Advisors’ and American Century’s soft dollar arrangements, as well as on policies for allocating brokerage and research services, and any other benefits to Mason Street Advisors, American Century or their respective affiliates arising from the Portfolios.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for the Portfolios, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with the Portfolios was not excessive.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

The material factors and conclusions that formed the basis for the Board’s determination at its May 19, 2010 meeting to approve the continuance of each of the Existing Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meeting by Mason Street Advisers and the Sub-Advisers, the directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their discussions with representatives of Mason Street Advisers, its affiliates and the Sub-Advisers. The directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios, as well as information from Mason Street Advisors regarding due diligence which had been conducted with each Sub-Adviser. The directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

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Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the directors included the Sub-Adviser’s investment personnel, the experience of the portfolio managers of each of the Sub-Advised Portfolios, changes in key personnel, and each Sub-Adviser’s succession plan. In connection with MFS, the directors considered the potential impact of the departure of a key portfolio manager, and concluded that they were comfortable with the investment personnel who would be providing services to the Portfolios on an ongoing basis. The directors also considered the positive impact of operational changes that had been implemented by Cap Guardian, including the replacement and/or addition of portfolio managers for the Portfolios sub-advised by Cap Guardian. The directors also considered the scope of the services provided by the Sub-Advisers, noting that there had been no changes in the services provided. With respect to Templeton, the directors considered that Templeton received certain investment management advice and assistance with respect to the International Equity Portfolio pursuant to an agreement with Templeton Asia. Consideration was also given to the Sub-Advisers’ reputations as leaders in providing investment management services, the Sub-Advisers’ experience and the performance of the Sub-Advised Portfolios. The directors also reviewed information provided by each Sub-Adviser with respect to its financial condition, assets under management and investments in the infrastructures supporting their respective investment advisory businesses. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the directors concluded that they were satisfied with the nature, extent and quality of services provided by Sub-Advisers on behalf of the respective Sub-Advised Portfolios, and the resources committed by each Sub-Adviser in providing those services.

Investment Performance.    The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance for each Sub-Advised Portfolio for both short and long-term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.
The directors considered the improved performance of the Domestic Equity Portfolio and the Large Cap Blend Portfolio in light of the changes that had been implemented. With respect to the Research International Core Portfolio, the directors considered MFS’ discussion of the factors that had impacted the Portfolio’s comparative performance. The directors also considered Templeton’s explanation for its performance over the recent period. For the reasons and based on the discussion summarized above, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses.    In evaluating the management fees and total expenses paid by the Sub-Advised Portfolios, the directors considered the actual and contractual fees paid by each Sub-Advised Portfolio, as presented in connection with the review of the Series Fund’s investment management agreement with Mason Street Advisors. The directors also considered the sub-advisory fees, which fees are paid by Mason Street Advisers out of its management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisers for similarly managed sub-advised accounts. The directors also considered a comparison of the actual and contractual management fees of the Sub-Advised Portfolios and those of an independently selected peer group of mutual funds for each of the Sub-Advised Portfolios. The directors considered that the fee schedules for the Sub-Advised Portfolios contained breakpoints, and that the fee schedules and breakpoints evidenced an appropriate sharing of economies of scale between the each Sub-Advised Portfolio and Mason Street Advisors. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense cap arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio. The directors considered the comparative data as a tool to help assess the reasonableness of each Sub-Advised Portfolio’s advisory fee, although they noted that it was difficult to make precise comparisons with other funds because the exact nature of services provided to peer funds is often not apparent.

212  Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

The directors also considered the total operating expenses of each of the Sub-Advised Portfolios and compared those expenses with those of each Sub-Advised Portfolio’s respective peer group. The directors noted in particular the favorable Lipper expense rankings of the Portfolios sub-advised by Templeton and Cap Guardian. The directors also considered the nature of the expenses that had contributed to the higher total operating expenses of the Portfolios sub-advised by MFS and noted that expense cap agreements were in place with respect to each such Portfolio.

Based on their review of the above information and other factors deemed relevant by the directors, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Costs and Profitability.    The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Sub-Advisers or their affiliates who had not provided specific profitability information. The directors also considered the profitability of Mason Street Advisors. In cases where profitability information had not been provided, the directors noted that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. In connection with their review, the directors were presented with information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from the Sub-Advised Portfolios, including the Sub-Advisers’ policies for allocating brokerage for brokerage and research services. Based on their review, the directors concluded that they were satisfied that the fees paid by each of the Sub-Advised Portfolios was not excessive.

Other Information

The directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreement and the continuation of the Investment Advisory Agreements and Existing Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios, information regarding brokerage commissions and portfolio turnover, reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, the inclusion of certain Sub-Advisers in various distribution programs of Mason Street Advisors’ affiliates, codes of ethics, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions, and information about business continuity, business structure and history.

Conclusions of the Directors

Based on a consideration of all information it deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interests of each Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and American Century, the continuation of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors and the continuation of each of the Existing Sub-Advisory Agreements between Mason Street Advisors and the Sub-Advisers.

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REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: August 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: August 10, 2010

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 10, 2010